UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street	One Bush Street, Suite 1600
7th Floor, Mailstop SUM 0703	San Francisco, CA 94104-4446
Boston, MA 02111

Registrant’s telephone number, including area code:	(844) 366-0905

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 99.0%
Australia — 1.3%
Australia & New Zealand
Banking Group Ltd., 2.250%,
12/19/19 ±	USD	500,000	$495,594
Australia & New Zealand
Banking Group Ltd. MTN,
1.600%, 7/15/19	USD	2,250,000	2,229,313
Commonwealth Bank of
Australia, 2.300%, 9/06/19	USD	1,902,000	1,891,126
Commonwealth Bank of
Australia, 5.000%, 10/15/19	USD	1,400,000	1,429,141
National Australia Bank Ltd.,
1.375%, 7/12/19	USD	1,000,000	990,061
National Australia Bank Ltd.,
2.250%, 1/10/20	USD	1,000,000	988,663
			8,023,898
Canada — 7.0%
Bank of Montreal MTN, 3.100%,
7/13/20	USD	8,600,000	8,609,045
Province of Ontario Canada,
1.875%, 5/21/20	USD	6,500,000	6,382,447
Province of Ontario Canada,
4.400%, 4/14/20	USD	2,650,000	2,706,478
Province of Quebec Canada,
3.500%, 7/29/20	USD	1,500,000	1,513,553
Royal Bank of Canada, 1.500%,
7/29/19	USD	6,000,000	5,938,910
Royal Bank of Canada GMTN,
1.625%, 4/15/19	USD	1,000,000	994,660
Toronto-Dominion Bank (The)
MTN, 1.900%, 10/24/19	USD	1,500,000	1,484,869
Toronto-Dominion Bank (The)
MTN, 3.000%, 6/11/20	USD	16,463,000	16,447,717
			44,077,679
Japan — 0.3%
MUFG Bank Ltd., 2.300%,
3/05/20 ±	USD	1,000,000	986,635
Mizuho Bank Ltd., 2.400%,
3/26/20 ±	USD	1,000,000	987,504
			1,974,139
Netherlands — 2.2%
Cooperatieve Rabobank UA,
1.375%, 8/09/19	USD	880,000	869,172
Nederlandse Waterschapsbank
NV, 1.750%, 9/05/19 ±	USD	1,000,000	990,633
Shell International Finance BV,
1.375%, 9/12/19	USD	1,500,000	1,480,391
Shell International Finance BV,
2.125%, 5/11/20	USD	7,490,000	7,392,794
Shell International Finance BV,
4.375%, 3/25/20	USD	3,000,000	3,059,848
			13,792,838
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd.,
2.600%, 9/23/19	USD	336,000	334,882
Norway — 0.1%
Equinor ASA, 2.250%, 11/08/19	USD	600,000	595,917
Sweden — 1.2%
Svensk Exportkredit AB,
1.750%, 5/18/20	USD	4,000,000	3,923,711
Svenska Handelsbanken AB
MTN, 2.250%, 6/17/19	USD	3,912,000	3,898,032
			7,821,743
United Kingdom — 0.5%
BAT International Finance PLC,
2.750%, 6/15/20 ±	USD	3,000,000	2,969,931
United States — 86.3%
3M Co. MTN, 1.625%, 6/15/19		$4,000,000	3,972,888
Aflac, Inc., 2.400%, 3/16/20		5,645,000	5,593,100
Apple, Inc., 1.500%, 9/12/19		3,300,000	3,264,472
Apple, Inc., 1.800%, 11/13/19		4,328,000	4,282,964
Apple, Inc., 1.800%, 5/11/20		2,909,000	2,860,983
AT&T, Inc., 2.300%, 3/11/19		1,900,000	1,897,258
AT&T, Inc., 5.200%, 3/15/20		1,000,000	1,029,545
Berkshire Hathaway Finance Corp.,
1.300%, 8/15/19		3,000,000	2,964,205
Cardinal Health, Inc., 2.400%,
11/15/19		1,869,000	1,855,037
Caterpillar Financial Services Corp.
MTN, 2.000%, 3/05/20		4,361,000	4,301,387
Chevron Corp., 1.991%, 3/03/20		4,750,000	4,691,810
Cisco Systems, Inc., 1.400%,
9/20/19		844,000	833,095
Cisco Systems, Inc., 4.450%,
1/15/20		5,000,000	5,101,086
Citigroup, Inc., 2.400%, 2/18/20		2,500,000	2,477,125
Comcast Corp., 5.150%, 3/01/20		1,000,000	1,028,341
Edison International, 2.125%,
4/15/20		5,069,000	4,971,958
EI du Pont de Nemours & Co.,
4.625%, 1/15/20		463,000	472,620
Federal Home Loan Banks,
1.500%, 10/21/19		8,000,000	7,904,416
Federal Home Loan Banks,
1.875%, 3/13/20		21,000,000	20,724,039
Federal Home Loan Banks,
2.125%, 2/11/20		16,000,000	15,868,304
Federal Home Loan Banks,
2.375%, 3/30/20		15,000,000	14,911,065
Federal Home Loan Banks,
2.625%, 5/28/20		20,500,000	20,445,429
Federal Home Loan Banks,
3.375%, 6/12/20		39,000,000	39,359,151
Federal Home Loan Banks,
4.125%, 3/13/20		19,200,000	19,562,880
Federal National Mortgage
Association, 1.000%, 10/24/19		3,500,000	3,439,079
Ford Motor Credit Co. LLC,
2.681%, 1/09/20		1,000,000	989,900
General Dynamics Corp., 2.875%,
5/11/20		3,000,000	2,993,453
General Electric Co. GMTN,
5.500%, 1/08/20		2,000,000	2,058,160
Gilead Sciences, Inc., 2.350%,
2/01/20		3,505,000	3,476,533
Goldman Sachs Group Inc.,
2.550%, 10/23/19		2,000,000	1,991,484
Goldman Sachs Group Inc. (The)
GMTN, 5.375%, 3/15/20		500,000	515,503
Harley-Davidson Financial
Services, Inc., 2.250%, 1/15/19 ±		680,000	679,108
John Deere Capital Corp. MTN,
1.250%, 10/09/19		470,000	462,502

See notes to portfolios of investments

	FACE
	AMOUNT	VALUE †
BONDS AND NOTES (Continued)
United States (Continued)
John Deere Capital Corp. MTN,
2.050%, 3/10/20	$2,260,000	$2,227,856
JPMorgan Chase & Co., 4.950%,
3/25/20	1,791,000	1,838,051
Kraft Heinz Foods Co., 5.375%,
2/10/20	4,500,000	4,629,427
Laboratory Corp. of America
Holdings, 2.625%, 2/01/20	881,000	875,744
Medtronic, Inc., 2.500%, 3/15/20	2,000,000	1,987,101
Merck & Co., Inc., 1.850%,
2/10/20	5,633,000	5,556,890
Novartis Capital Corp., 1.800%,
2/14/20	1,493,000	1,471,847
Oracle Corp., 2.250%, 10/08/19	8,093,000	8,053,758
Philip Morris International, Inc.,
1.875%, 11/01/19	1,000,000	989,025
Philip Morris International, Inc.,
2.000%, 2/21/20	1,915,000	1,889,407
Philip Morris International, Inc.,
4.500%, 3/26/20	1,500,000	1,530,927
Procter & Gamble Co. (The),
1.750%, 10/25/19	10,862,000	10,751,460
Procter & Gamble Co. (The),
1.900%, 11/01/19	1,000,000	991,076
QUALCOMM, Inc., 2.250%,
5/20/20	1,000,000	987,305
Quest Diagnostics, Inc., 4.750%,
1/30/20	1,000,000	1,021,442
Sherwin-Williams Co. (The),
2.250%, 5/15/20	2,000,000	1,971,465
TD Ameritrade Holding Corp.,
5.600%, 12/01/19	1,500,000	1,542,736
Toyota Motor Credit Corp.,
1.950%, 4/17/20	7,879,000	7,761,764
Toyota Motor Credit Corp. GMTN,
2.200%, 1/10/20	2,000,000	1,982,555
Toyota Motor Credit Corp. MTN,
1.700%, 2/19/19	2,220,000	2,212,559
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	4,831,000	4,785,615
Unilever Capital Corp., 1.800%,
5/05/20	500,000	490,492
United States Treasury Note,
1.125%, 3/31/20	17,500,000	17,082,666
United States Treasury Note,
1.125%, 4/30/20	1,000,000	974,668
United States Treasury Note,
1.250%, 1/31/20	27,000,000	26,480,039
United States Treasury Note,
1.250%, 2/29/20	29,500,000	28,890,986
United States Treasury Note,
1.375%, 12/15/19	3,500,000	3,445,449
United States Treasury Note,
1.375%, 1/15/20	16,000,000	15,730,000
United States Treasury Note,
1.375%, 2/15/20	42,000,000	41,233,008
United States Treasury Note,
1.375%, 2/29/20	11,000,000	10,791,816
United States Treasury Note,
1.375%, 3/31/20	33,500,000	32,824,111
United States Treasury Note,
1.500%, 11/30/19	7,500,000	7,398,047
United States Treasury Note,
1.500%, 4/15/20	4,000,000	3,924,219
United States Treasury Note,
1.625%, 3/15/20	28,500,000	28,048,565
United States Treasury Note,
2.250%, 3/31/20	27,000,000	26,800,137
Verizon Communications, Inc.,
2.625%, 2/21/20	1,785,000	1,775,212
Wal-Mart Stores, Inc., 1.750%,
10/09/19	18,377,000	18,213,885
Wells Fargo & Co., 2.150%,
1/30/20	4,938,000	4,880,498
		541,020,688
TOTAL BONDS AND NOTES
(Identified Cost $622,914,075)		620,611,715

SHORT-TERM INVESTMENTS — 0.2%

	SHARES
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	1,206,224	1,206,224
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,206,224)		1,206,224

Total Investments — 99.2%
(Identified Cost $624,120,299)		621,817,939

Cash and Other Assets, Less Liabilities — 0.8%		4,857,419
Net Assets — 100.0%		$626,675,358

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2018 amounted to $7,109,405 or 1.13% of the net assets of the Fund.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

See notes to portfolios of investments

Portfolio Sectors as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Government	64.5%
Financial	11.5%
Consumer, Non-cyclical	6.5%
Consumer, Cyclical	5.9%
Technology	3.1%
Energy	2.8%
Industrial	2.6%
Communications	1.9%
Utilities	0.8%
Basic Materials	0.4%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 99.2%
Australia — 7.2%
Australia & New Zealand
Banking Group Ltd, 2.550%,
11/23/21	USD	1,200,000	$1,165,254
Australia & New Zealand
Banking Group Ltd. MTN,
2.300%, 6/01/21	USD	7,850,000	7,629,241
Australia & New Zealand
Banking Group Ltd. MTN,
2.700%, 11/16/20 @	USD	1,661,000	1,641,751
Commonwealth Bank of
Australia, 0.500%, 7/11/22	EUR	500,000	581,567
Commonwealth Bank of
Australia, 2.050%, 9/18/20 ±@	USD	2,000,000	1,952,698
Commonwealth Bank of
Australia, 2.250%, 3/10/20 ±	USD	2,950,000	2,912,862
Commonwealth Bank of
Australia GMTN, 2.300%,
3/12/20	USD	1,900,000	1,876,951
National Australia Bank Ltd.,
2.400%, 12/09/19 ±	USD	8,000,000	7,941,817
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,635,683
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,769,272
National Australia Bank Ltd.
GMTN, 2.625%, 7/23/20	USD	5,000,000	4,943,765
Westpac Banking Corp., 0.250%,
1/17/22	EUR	1,000,000	1,156,655
Westpac Banking Corp., 2.600%,
11/23/20	USD	16,825,000	16,587,051
			53,794,567
Austria — 0.2%
Republic of Austria Government
Bond, 0.000%, 9/20/22 ±	EUR	1,000,000	1,166,773
Belgium — 0.7%
Kingdom of Belgium
Government Bond, 2.250%,
6/22/23	EUR	1,000,000	1,284,756
Kingdom of Belgium
Government Bond, 4.250%,
9/28/22	EUR	2,750,000	3,754,709
			5,039,465
Canada — 21.5%
Canada Housing Trust No 1,
1.250%, 12/15/20 ±	CAD	3,000,000	2,268,099
Canada Housing Trust No. 1,
1.200%, 6/15/20 ±	CAD	3,000,000	2,281,013
Canada Housing Trust No. 1,
1.750%, 6/15/22 ±	CAD	3,000,000	2,259,645
CPPIB Capital, Inc., 1.400%,
6/04/20	CAD	19,500,000	14,864,778
CPPIB Capital, Inc., 2.250%,
1/25/22 ±	USD	4,000,000	3,887,601
Province of Alberta Canada,
1.250%, 6/01/20	CAD	5,000,000	3,804,707
Province of Alberta Canada,
1.350%, 9/01/21	CAD	11,000,000	8,246,870
Province of Alberta Canada,
1.750%, 8/26/20 ±@	USD	2,000,000	1,950,344
Province of British Columbia
Canada, 3.700%, 12/18/20	CAD	23,500,000	18,717,036
Province of Manitoba Canada,
1.550%, 9/05/21	CAD	10,000,000	7,533,310
Province of Manitoba Canada,
2.050%, 11/30/20	USD	3,000,000	2,933,111
Province of Ontario Canada,
1.350%, 3/08/22	CAD	3,000,000	2,229,172
Province of Ontario Canada,
2.500%, 9/10/21	USD	11,082,000	10,866,113
Province of Ontario Canada,
4.200%, 6/02/20	CAD	8,500,000	6,782,824
Province of Quebec Canada,
2.750%, 8/25/21 @	USD	8,000,000	7,912,940
Province of Quebec Canada,
4.500%, 12/01/20	CAD	13,000,000	10,513,026
Royal Bank of Canada, 1.583%,
9/13/21	CAD	2,500,000	1,864,901
Royal Bank of Canada, 1.920%,
7/17/20	CAD	14,000,000	10,687,214
Royal Bank of Canada GMTN,
2.500%, 1/19/21 @	USD	5,000,000	4,920,026
Royal Bank of Canada MTN,
2.350%, 10/30/20	USD	1,910,000	1,879,478
Toronto-Dominion Bank (The),
1.800%, 7/13/21 @	USD	9,750,000	9,377,753
Toronto-Dominion Bank (The)
GMTN, 2.500%, 12/14/20	USD	1,500,000	1,478,491
Toronto-Dominion Bank (The)
MTN, 2.125%, 4/07/21	USD	10,000,000	9,729,119
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,402,824
Toyota Credit Canada, Inc.
MTN, 1.800%, 2/19/20	CAD	11,000,000	8,413,448
Toyota Credit Canada, Inc.
MTN, 2.200%, 2/25/21	CAD	2,452,000	1,866,873
			159,670,716
Denmark — 0.2%
Kommunekredit, 0.250%,
3/29/23	EUR	1,000,000	1,165,154
Finland — 1.8%
Finland Government Bond,
1.500%, 4/15/23 ±	EUR	7,800,000	9,695,153
OP Corporate Bank PLC,
0.375%, 10/11/22	EUR	300,000	347,376
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	1,059,759
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,201,868
			13,304,156
France — 14.4%
Agence Francaise de
Developpement, 0.500%,
10/25/22	EUR	300,000	353,474
Agence Francaise de
Developpement, 1.625%,
1/21/20	USD	20,000,000	19,652,020
Caisse d'Amortissement de la
Dette Sociale, 0.125%,
11/25/22	EUR	10,800,000	12,598,042
Caisse d'Amortissement de la
Dette Sociale, 2.000%, 3/22/21	USD	7,000,000	6,819,015

See notes to portfolios of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
France (Continued)
Dexia Credit Local SA, 0.250%,
6/02/22	EUR	5,850,000	$6,832,090
Dexia Credit Local SA, 0.750%,
1/25/23	EUR	1,200,000	1,424,372
Dexia Credit Local SA, 1.125%,
6/15/22	GBP	1,500,000	1,925,750
Dexia Credit Local SA, 1.875%,
1/29/20	USD	5,898,000	5,811,172
Dexia Credit Local SA, 2.000%,
1/22/21	EUR	3,000,000	3,656,233
French Republic Government
Bond OAT, 0.000%, 5/25/22	EUR	5,500,000	6,428,326
French Republic Government
Bond OAT, 0.000%, 3/25/23	EUR	6,100,000	7,087,415
French Republic Government
Bond OAT, 3.000%, 4/25/22	EUR	2,800,000	3,622,852
IXIS Corporate & Investment
Bank SA, 5.875%, 2/24/20	GBP	1,000,000	1,385,215
Sanofi, 0.500%, 3/21/23	EUR	3,200,000	3,744,731
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,365,476
Total Capital International SA,
0.250%, 7/12/23	EUR	1,200,000	1,385,716
Total Capital International SA,
2.125%, 3/15/23	EUR	1,200,000	1,503,937
Total Capital International SA,
2.750%, 6/19/21	USD	8,922,000	8,832,538
Total Capital SA, 4.125%,
1/28/21	USD	4,395,000	4,483,722
UNEDIC ASSEO, 0.125%,
5/25/22	EUR	2,000,000	2,334,016
UNEDIC ASSEO, 0.875%,
10/25/22	EUR	2,500,000	3,000,088
			107,246,200
Germany — 6.5%
FMS Wertmanagement, 1.000%,
9/07/22	GBP	600,000	771,671
FMS Wertmanagement AoeR,
1.375%, 6/08/21 @	USD	5,000,000	4,793,216
KFW, 0.000%, 12/15/22	EUR	10,000,000	11,610,040
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,286,417
Kreditanstalt fuer Wiederaufbau,
0.125%, 6/07/23	EUR	5,550,000	6,456,479
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	466,114
Landwirtschaftliche Rentenbank,
0.050%, 6/12/23	EUR	3,500,000	4,050,315
Landwirtschaftliche Rentenbank,
1.250%, 5/20/22	EUR	600,000	730,489
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,044,533
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,693,027
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,299,382
State of North Rhine-Westphalia
Germany, 0.200%, 4/17/23	EUR	2,500,000	2,913,886
State of North Rhine-Westphalia
Germany, 0.375%, 2/16/23	EUR	900,000	1,058,703
			48,174,272
Luxembourg — 2.9%
European Financial Stability
Facility, 0.000%, 11/17/22	EUR	6,500,000	7,548,760
European Financial Stability
Facility, 0.100%, 1/19/21	EUR	5,800,000	6,789,851
European Financial Stability
Facility, 0.500%, 1/20/23	EUR	6,200,000	7,336,206
			21,674,817
Netherlands — 8.2%
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,338,634
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	644,068
Bank Nederlandse Gemeenten
NV, 1.625%, 4/19/21	USD	14,500,000	13,999,416
Bank Nederlandse Gemeenten
NV, 2.375%, 2/01/22	USD	3,000,000	2,930,208
BNG Bank NV, 0.050%, 7/11/23	EUR	1,000,000	1,153,770
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
BA, 4.750%, 6/06/22	EUR	5,370,000	7,251,220
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
GMTN, 2.500%, 1/19/21	USD	12,391,000	12,144,018
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,303,279
Shell International Finance BV,
1.625%, 3/24/21	EUR	1,179,000	1,424,977
Shell International Finance BV,
1.750%, 9/12/21	USD	2,500,000	2,404,898
Shell International Finance BV,
2.125%, 5/11/20	USD	10,495,000	10,358,795
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,024,373
			60,977,656
New Zealand — 0.2%
ANZ New Zealand Int'l Ltd.,
0.400%, 3/01/22	EUR	355,000	410,906
ASB Finance Ltd., 0.500%,
6/10/22	EUR	800,000	927,448
			1,338,354
Norway — 2.0%
Equinor ASA, 2.250%, 11/08/19	USD	2,386,000	2,369,762
Equinor ASA, 2.900%, 11/08/20	USD	3,000,000	2,983,969
Kommunalbanken AS, 1.625%,
2/10/21	USD	5,000,000	4,846,860
Norway Government Bond,
3.750%, 5/25/21 ±	NOK	37,000,000	4,841,653
			15,042,244
Supranational — 1.8%
Asian Development Bank
GMTN, 0.200%, 5/25/23	EUR	5,126,000	5,976,041
European Investment Bank,
1.625%, 6/15/21 @	USD	2,250,000	2,171,573
European Investment Bank,
1.625%, 3/15/23	EUR	600,000	744,475
European Stability Mechanism,
0.000%, 10/18/22	EUR	450,000	522,105

See notes to portfolios of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
Supranational (Continued)
European Stability Mechanism,
0.100%, 7/31/23	EUR	3,500,000	$4,052,323
			13,466,517
Sweden — 8.5%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	112,999,999	12,697,973
Kommuninvest I Sverige AB,
0.750%, 2/22/23	SEK	65,000,000	7,406,507
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,777,004
Nordea Bank AB, 2.500%,
9/17/20 ±	USD	4,000,000	3,939,616
Skandinaviska Enskilda Banken
AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,068,715
Svensk Exportkredit AB GMTN,
1.750%, 3/10/21	USD	3,500,000	3,396,076
Svensk Exportkredit AB GMTN,
2.375%, 3/09/22 @	USD	5,000,000	4,878,904
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	290,536
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,633,000	1,953,776
Svenska Handelsbanken AB,
1.950%, 9/08/20	USD	5,355,000	5,217,659
Svenska Handelsbanken AB,
2.450%, 3/30/21	USD	1,000,000	978,126
Svenska Handelsbanken AB,
5.125%, 3/30/20 ±	USD	5,000,000	5,138,262
Sweden Government Bond,
3.500%, 6/01/22	SEK	100,000,000	12,757,004
Sweden Government Bond,
5.000%, 12/01/20	SEK	16,100,000	2,027,293
			63,527,451
United Kingdom — 0.0%
United Kingdom Gilt, 1.500%,
1/22/21	GBP	220,000	290,963
United States — 23.1%
3M Co., 0.950%, 5/15/23	EUR	120,000	143,121
Alphabet, Inc., 3.625%, 5/19/21	USD	6,929,000	7,040,695
Apple, Inc., 1.550%, 2/07/20 @	USD	3,000,000	2,950,410
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,798,250
Apple, Inc., 2.850%, 5/06/21	USD	3,000,000	2,986,136
Berkshire Hathaway, Inc.,
0.750%, 3/16/23	EUR	400,000	468,528
Berkshire Hathaway, Inc.,
2.200%, 3/15/21	USD	2,500,000	2,452,230
Berkshire Hathaway, Inc.,
3.750%, 8/15/21 @	USD	1,200,000	1,230,029
Chevron Corp., 1.961%, 3/03/20	USD	2,600,000	2,567,141
Chevron Corp., 2.100%, 5/16/21	USD	2,048,000	1,998,438
Chevron Corp., 2.193%,
11/15/19	USD	3,000,000	2,979,140
Chevron Corp., 2.498%, 3/03/22	USD	3,098,000	3,027,031
Cisco Systems, Inc., 2.200%,
2/28/21	USD	7,950,000	7,787,092
Cisco Systems, Inc., 4.450%,
1/15/20	USD	6,000,000	6,121,303
Coca-Cola Co. (The), 0.750%,
3/09/23	EUR	5,220,000	6,142,836
Coca-Cola Co. (The), 1.550%,
9/01/21	USD	610,000	584,741
Coca-Cola Co. (The), 3.300%,
9/01/21	USD	10,645,000	10,730,119
Exxon Mobil Corp., 2.222%,
3/01/21	USD	6,450,000	6,324,043
Federal Home Loan Banks,
2.250%, 3/11/22	USD	6,000,000	5,867,130
Federal Home Loan Banks,
2.500%, 3/11/22	USD	2,000,000	1,971,976
Federal Home Loan Banks,
2.875%, 9/11/20	USD	900,000	900,437
Federal Home Loan Mortgage
Corp., 1.625%, 9/29/20 @	USD	3,600,000	3,517,826
International Business Machines
Corp., 2.500%, 1/27/22 @	USD	5,620,000	5,485,474
Johnson & Johnson, 2.250%,
3/03/22	USD	800,000	781,463
Merck & Co., Inc., 1.850%,
2/10/20	USD	15,500,000	15,290,573
Microsoft Corp., 1.550%,
8/08/21	USD	11,000,000	10,562,455
Nestle Holdings, Inc., 1.750%,
12/09/20	GBP	600,000	791,009
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,244,522
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,399,322
Pfizer, Inc., 0.250%, 3/06/22	EUR	2,400,000	2,794,031
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,887,334
Pfizer, Inc., 2.200%, 12/15/21	USD	7,970,000	7,755,143
Procter & Gamble Co. (The),
2.000%, 8/16/22	EUR	600,000	743,731
Toyota Motor Credit Corp.
MTN, 2.150%, 3/12/20	USD	3,000,000	2,971,817
Toyota Motor Credit Corp.
MTN, 2.600%, 1/11/22	USD	1,000,000	978,919
Toyota Motor Credit Corp.
MTN, 2.750%, 5/17/21	USD	5,000,000	4,944,479
United States Treasury Note,
1.125%, 7/31/21	USD	6,000,000	5,715,703
United States Treasury Note,
1.500%, 7/15/20	USD	6,000,000	5,864,414
			171,799,041
TOTAL BONDS AND NOTES
(Identified Cost $756,342,948)			737,678,346

		SHARES
SHORT-TERM INVESTMENTS — 2.9%
Investment Company — 0.3%
State Street Institutional U.S. Government
Money Market Fund, 1.970%		2,295,698	2,295,698
Collateral For Securities On Loan — 2.6%
State Street Navigator Securities Lending
Government Money Market Portfolio,
2.160%		19,281,118	19,281,118
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,576,816)			21,576,816

Total Investments — 102.1%
(Identified Cost $777,919,764)			759,255,162

Liabilities, Less Cash and Other Assets — (2.1%)			(15,871,888)
Net Assets — 100.0%			$743,383,274

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $18,884,454.

See notes to portfolios of investments

±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2018 amounted to $50,235,536 or 6.76% of the net assets of the Fund.

Key to abbreviations:
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to portfolios of investments

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2018
						Total
						Value as of
Settlement	Currency		Currency			September 30,	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	2018	Appreciation	Depreciation
10/16/18	USD	4,790,451	NOK	40,023,992	State Street Bank and Trust Co.	$4,920,539	$—	$(130,088)
10/17/18	USD	33,909,082	EUR	28,986,907	State Street Bank and Trust Co.	33,694,755	214,327	—
10/17/18	USD	4,759,457	EUR	4,102,155	State Street Bank and Trust Co.	4,768,398	—	(8,941)
10/23/18	USD	102,430,020	CAD	133,338,483	HSBC Bank USA	103,281,466	—	(851,446)
10/31/18	USD	148,663,879	EUR	126,275,852	Citibank, N.A.	146,944,599	1,719,280	—
11/06/18	USD	36,455,277	SEK	330,555,845	State Street Bank and Trust Co.	37,299,632	—	(844,355)
11/16/18	USD	9,430,777	GBP	7,243,934	State Street Bank and Trust Co.	9,460,499	—	(29,722)
11/27/18	USD	4,313,235	SGD	5,877,750	State Street Bank and Trust Co.	4,304,692	8,543	—
							$1,942,150	$(1,864,552)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2018
						Total
						Value as of
Settlement	Currency		Currency			September 30,	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	2018	Appreciation	Depreciation
11/27/18	SGD	5,877,750	USD	4,270,426	HSBC Bank USA	$4,304,692	$34,266	$—
							$34,266	$—
Total							$1,976,416	$(1,864,552)

See notes to portfolios of investments

Country Weightings as of September 30, 2018
(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	23.4%
Canada	21.6%
France	14.5%
Sweden	8.7%
Netherlands	8.3%
Australia	7.3%
Germany	6.5%
Luxembourg	2.9%
Norway	2.0%
Other	4.8%
100.0%

Top largest long-term industry holdings as of September 30, 2018
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Government	36.4%
Financial	35.2%
Energy	8.1%
Consumer, Non-cyclical	7.7%
Technology	6.3%
Communications	2.8%
Consumer, Cyclical	2.6%
Industrial	0.1%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 95.9%
Aerospace & Defense — 3.0%
Aerojet Rocketdyne Holdings, Inc. *	2,418	$82,188
Aerovironment, Inc. *	473	53,056
Arconic, Inc.	4,351	95,766
Axon Enterprise, Inc. *	500	34,215
Boeing Co. (The)	19,643	7,305,232
BWX Technologies, Inc.	4,263	266,608
Curtiss-Wright Corp.	1,160	159,407
Esterline Technologies Corp. *	736	66,939
General Dynamics Corp.	10,085	2,064,601
Harris Corp.	4,350	736,064
HEICO Corp.	1,321	122,338
HEICO Corp., Class A	2,393	180,672
HEXCEL Corp.	3,100	207,855
Huntington Ingalls Industries, Inc.	1,972	504,990
KLX, Inc. *	1,200	75,336
L3 Technologies, Inc.	1,426	303,196
Lockheed Martin Corp.	8,150	2,819,574
Moog, Inc., Class A	1,100	94,567
Northrop Grumman Corp.	7,133	2,263,800
Raytheon Co.	8,584	1,773,969
Rockwell Collins, Inc.	5,762	809,388
Spirit Aerosystems Holdings, Inc., Class A	5,105	467,975
Teledyne Technologies, Inc. *	800	197,344
Textron, Inc.	4,852	346,772
TransDigm Group, Inc. *	1,620	603,126
United Technologies Corp.	23,745	3,319,789
		24,954,767
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	626,688
Expeditors International of Washington, Inc.	5,723	420,812
FedEx Corp.	9,639	2,320,975
United Parcel Service, Inc., Class B	32,513	3,795,893
XPO Logistics, Inc. *	3,544	404,618
		7,568,986
Airlines — 0.8%
Alaska Air Group, Inc.	5,364	369,365
American Airlines Group, Inc.	13,952	576,636
Copa Holdings SA, Class A	999	79,760
Delta Air Lines, Inc.	33,461	1,935,050
JetBlue Airways Corp. *	12,225	236,676
Skywest, Inc.	1,469	86,524
Southwest Airlines Co.	26,121	1,631,257
Spirit Airlines, Inc. *	2,600	122,122
United Continental Holdings, Inc. *	14,937	1,330,289
		6,367,679
Auto Components — 0.4%
Adient PLC @	2,002	78,699
Aptiv PLC	12,677	1,063,600
Autoliv, Inc. @	2,200	190,696
BorgWarner, Inc.	5,449	233,108
Dana, Inc.	6,712	125,313
Delphi Technologies PLC	4,225	132,496
Dorman Products, Inc. *	1,109	85,304
Fox Factory Holding Corp. *	1,052	73,693
Gentex Corp.	10,100	216,746
Goodyear Tire & Rubber Co. (The)	7,653	179,004
LCI Industries	900	74,520
Lear Corp.	2,724	394,980
Veoneer, Inc. *@	2,200	121,154
Visteon Corp. *	1,205	111,944
		3,081,257
Automobiles — 0.4%
Ford Motor Co.	120,220	1,112,035
General Motors Co.	52,835	1,778,955
Harley-Davidson, Inc.	6,616	299,705
Tesla, Inc. *@	903	239,087
Thor Industries, Inc.	1,900	159,030
		3,588,812
Beverages — 2.1%
Boston Beer Co., Inc. (The), Class A *@	422	121,325
Brown-Forman Corp., Class A	1,902	96,622
Brown-Forman Corp., Class B	13,775	696,326
Coca-Cola Co. (The)	159,849	7,383,425
Constellation Brands, Inc., Class A	3,854	831,000
Keurig Dr Pepper, Inc.	8,222	190,504
Molson Coors Brewing Co., Class B	3,106	191,019
Monster Beverage Corp. *	11,491	669,695
National Beverage Corp. *@	500	58,310
PepsiCo, Inc.	64,570	7,218,926
		17,457,152
Biotechnology — 2.8%
AbbVie, Inc.	47,121	4,456,704
Agios Pharmaceuticals, Inc. *@	539	41,568
Alexion Pharmaceuticals, Inc. *	2,636	366,430
Alkermes PLC *@	1,579	67,013
Alnylam Pharmaceuticals, Inc. *	647	56,625
Amgen, Inc.	25,582	5,302,893
Biogen, Inc. *	7,680	2,713,421
BioMarin Pharmaceutical, Inc. *	1,433	138,958
Bluebird Bio, Inc. *@	400	58,400
Celgene Corp. *	27,905	2,497,218
Emergent BioSolutions, Inc. *	882	58,062
Exact Sciences Corp. *@	2,356	185,936
Exelixis, Inc. *	10,395	184,199
FibroGen, Inc. *	1,123	68,222
Gilead Sciences, Inc.	60,965	4,707,108
Halozyme Therapeutics, Inc. *	2,304	41,864
Immunomedics, Inc. *@	1,700	35,411
Incyte Corp. *	1,173	81,031
Ionis Pharmaceuticals, Inc. *@	1,498	77,267
Ligand Pharmaceuticals, Inc. *@	391	107,326
Loxo Oncology, Inc. *@	213	36,387
Myriad Genetics, Inc. *@	2,380	109,480
Neurocrine Biosciences, Inc. *	1,424	175,081
OPKO Health, Inc. *@	1,793	6,204
Regeneron Pharmaceuticals, Inc. *	2,358	952,726
REGENXBIO, Inc. *	151	11,400
Sage Therapeutics, Inc. *@	386	54,522
Sarepta Therapeutics, Inc. *@	770	124,363
Seattle Genetics, Inc. *	1,165	89,845
Ultragenyx Pharmaceutical, Inc. *@	352	26,872
United Therapeutics Corp. *	1,397	178,648
Vertex Pharmaceuticals, Inc. *	2,756	531,191
		23,542,375
Building Products — 0.3%
A.O. Smith Corp.	3,947	210,651
Allegion PLC	4,161	376,862
Armstrong World Industries, Inc. *	1,690	117,624
Fortune Brands Home & Security, Inc.	4,718	247,035
Johnson Controls International PLC	17,991	629,685
Lennox International, Inc.	1,236	269,942
Masco Corp.	8,930	326,838
Owens Corning	3,497	189,782
Simpson Manufacturing Co., Inc.	1,080	78,257

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Building Products (Continued)
Trex Co., Inc. *	2,000	$153,960
Universal Forest Products, Inc.	1,791	63,276
USG Corp. *	2,828	122,481
		2,786,393
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,196	163,517
Ameriprise Financial, Inc.	4,953	731,360
Ares Management LP	2,300	53,360
Artisan Partners Asset Management, Inc.,
Class A	2,051	66,453
Bank of New York Mellon Corp. (The)	12,609	642,933
BGC Partners, Inc., Class A	8,437	99,725
BlackRock, Inc.	2,286	1,077,461
CBOE Holdings, Inc.	2,123	203,723
Charles Schwab Corp. (The)	24,349	1,196,753
CME Group, Inc.	3,801	646,968
E*Trade Financial Corp. *	5,476	286,888
Eaton Vance Corp.	4,868	255,862
Evercore, Inc., Class A	1,680	168,924
FactSet Research Systems, Inc.	1,698	379,860
Federated Investors, Inc., Class B	3,536	85,288
Franklin Resources, Inc.	4,676	142,197
Goldman Sachs Group, Inc. (The)	7,722	1,731,581
Houlihan Lokey, Inc.	1,466	65,867
Interactive Brokers Group, Inc., Class A	2,779	153,707
Intercontinental Exchange, Inc.	7,597	568,939
Invesco Ltd.	9,419	215,507
Janus Henderson Group PLC	3,343	90,127
Lazard Ltd., Class A	1,209	58,189
Legg Mason, Inc.	1,900	59,337
LPL Financial Holdings, Inc.	2,967	191,401
MarketAxess Holdings, Inc.	1,300	232,037
Moelis & Co., Class A	1,315	72,062
Moody's Corp.	5,070	847,704
Morgan Stanley	23,701	1,103,756
Morningstar, Inc.	700	88,130
MSCI, Inc., Class A	3,889	689,948
Nasdaq, Inc.	2,219	190,390
Northern Trust Corp.	4,208	429,763
Raymond James Financial, Inc.	2,130	196,067
S&P Global, Inc.	11,733	2,292,511
SEI Investments Co.	4,110	251,121
State Street Corp.	4,828	404,490
Stifel Financial Corp.	1,686	86,424
T. Rowe Price Group, Inc.	10,102	1,102,936
TD Ameritrade Holding Corp.	4,481	236,731
		17,559,997
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,849	642,975
Albemarle Corp. @	1,733	172,919
Ashland Global Holdings, Inc.	1,329	111,450
Axalta Coating Systems Ltd. *	6,803	198,375
Balchem Corp.	893	100,096
Cabot Corp.	1,800	112,896
Celanese Corp., Series A	4,185	477,090
CF Industries Holdings, Inc.	5,666	308,457
Chemours Co. (The)	6,313	248,985
DowDuPont, Inc.	31,828	2,046,859
Eastman Chemical Co.	4,916	470,559
Ecolab, Inc.	8,305	1,302,058
FMC Corp.	2,554	222,658
H.B. Fuller Co.	1,077	55,649
Huntsman Corp.	8,447	230,012
Ingevity Corp. *	1,630	166,064
International Flavors & Fragrances, Inc.	2,395	333,192
LyondellBasell Industries NV, Class A	16,269	1,667,735
Minerals Technologies, Inc.	1,316	88,962
Mosaic Co. (The)	4,472	145,251
NewMarket Corp.	462	187,346
Olin Corp.	3,768	96,762
Platform Specialty Products Corp. *	3,480	43,396
PolyOne Corp.	2,800	122,416
PPG Industries, Inc.	10,110	1,103,304
Praxair, Inc.	14,061	2,260,025
Quaker Chemical Corp.	100	20,221
RPM International, Inc.	4,528	294,048
Scotts Miracle-Gro Co. (The) @	2,064	162,499
Sensient Technologies Corp.	1,000	76,510
Sherwin Williams Co. (The)	3,887	1,769,401
Trinseo SA	1,665	130,369
Valvoline, Inc.	6,562	141,149
W.R. Grace & Co.	2,716	194,085
Westlake Chemical Corp.	1,143	94,995
		15,798,768
Commercial Banks — 3.7%
Associated Banc-Corp.	2,802	72,852
BancorpSouth Bank	2,260	73,902
Bank of America Corp.	126,833	3,736,500
Bank of Hawaii Corp.	1,300	102,583
Bank of NT Butterfield & Son Ltd.(The)	527	27,330
Bank OZK	3,146	119,422
BankUnited, Inc.	2,500	88,500
BB&T Corp.	10,169	493,603
BOK Financial Corp.	536	52,142
Cadence BanCorp	1,759	45,945
Cathay General Bancorp	2,395	99,249
CenterState Bank Corp.	2,400	67,320
Chemical Financial Corp.	1,945	103,863
CIT Group, Inc.	2,584	133,360
Citigroup, Inc.	33,671	2,415,558
Citizens Financial Group, Inc.	5,613	216,494
Columbia Banking System, Inc.	2,122	82,270
Comerica, Inc.	2,162	195,012
Commerce Bancshares, Inc.	2,536	167,427
Community Bank System, Inc.	1,414	86,353
Cullen/Frost Bankers, Inc.	998	104,231
CVB Financial Corp.	2,712	60,532
East West Bancorp, Inc.	3,283	198,195
FCB Financial Holdings, Inc., Class A *	1,301	61,667
Fifth Third Bancorp	15,975	446,022
First Citizens Bancshares, Inc., Class A	212	95,883
First Financial Bancorp	3,382	100,445
First Financial Bankshares, Inc. @	1,547	91,428
First Hawaiian, Inc.	2,089	56,737
First Horizon National Corp.	6,040	104,250
First Interstate Bancsystem, Inc.	976	43,725
First Merchants Corp.	1,466	65,955
First Midwest Bancorp, Inc.	3,292	87,534
First Republic Bank	1,836	176,256
FNB Corp.	10,015	127,391
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Fulton Financial Corp.	5,467	$91,026
Glacier Bancorp, Inc.	1,416	61,016
Great Western Bancorp, Inc.	2,188	92,312
Hancock Whiteny Corp.	2,048	97,382
Hilltop Holdings, Inc.	2,327	46,936
Home Bancshares, Inc.	2,811	61,561
Huntington Bancshares, Inc.	14,526	216,728
Iberiabank Corp.	966	78,584
Independent Bank Corp.	523	43,200
International Bancshares Corp.	1,350	60,750
Investors Bancorp, Inc.	5,282	64,810
JPMorgan Chase & Co.	72,295	8,157,768
KeyCorp	17,893	355,892
M&T Bank Corp.	2,341	385,188
MB Financial, Inc.	1,600	73,776
Old National Bancorp	2,800	54,040
PacWest Bancorp	2,694	128,369
People's United Financial, Inc.	6,502	111,314
Pinnacle Financial Partners, Inc.	1,595	95,939
PNC Financial Services Group, Inc. (The)	6,098	830,487
Popular, Inc.	2,182	111,828
Prosperity Bancshares, Inc.	1,226	85,023
Regions Financial Corp.	18,937	347,494
Signature Bank	645	74,072
Simmons First National Corp., Class A	1,200	35,340
South State Corp.	799	65,518
Sterling Bancorp	4,073	89,606
SunTrust Banks, Inc.	8,072	539,129
SVB Financial Group *	1,071	332,899
Synovus Financial Corp.	3,089	141,445
TCF Financial Corp.	4,700	111,907
Texas Capital Bancshares, Inc. *	1,332	110,090
TowneBank	1,119	34,521
Trustmark Corp.	1,900	63,935
UMB Financial Corp.	900	63,810
Umpqua Holdings Corp.	4,700	97,760
Union Bankshares Corp.	1,323	50,975
United Bankshares, Inc. @	2,162	78,589
United Community Banks, Inc.	860	23,985
US Bancorp	32,040	1,692,032
Valley National Bancorp	5,707	64,204
Webster Financial Corp.	1,771	104,418
Wells Fargo & Co.	92,745	4,874,677
WesBanco, Inc.	1,252	55,814
Western Alliance Bancorp *	2,242	127,547
Wintrust Financial Corp.	1,701	144,483
Zions Bancorp	4,331	217,200
		31,045,315
Commercial Services & Supplies — 0.6%
Brink's Co. (The)	1,830	127,642
Cimpress NV *	1,180	161,200
Cintas Corp.	3,174	627,849
Clean Harbors, Inc. *	1,735	124,191
Copart, Inc. *	8,342	429,863
Covanta Holding Corp.	3,570	58,013
Deluxe Corp.	2,000	113,880
Healthcare Services Group, Inc. @	2,553	103,703
Herman Miller, Inc.	2,059	79,066
KAR Auction Services, Inc.	5,425	323,818
MSA Safety, Inc.	764	81,320
Republic Services, Inc.	7,222	524,751
Rollins, Inc.	4,221	256,172
Stericycle, Inc. *	1,544	90,602
Tetra Tech, Inc.	1,092	74,584
UniFirst Corp.	477	82,831
Waste Management, Inc.	20,670	1,867,741
		5,127,226
Communications Equipment — 1.1%
Arista Networks, Inc. *	1,315	349,606
ARRIS International PLC *	5,691	147,909
Ciena Corp. *	2,569	80,256
Cisco Systems, Inc.	130,810	6,363,906
CommScope Holding Co., Inc. *	7,058	217,104
EchoStar Corp., Class A *	1,040	48,225
F5 Networks, Inc. *	2,445	487,582
Finisar Corp. *	2,545	48,482
InterDigital, Inc.	1,372	109,760
Juniper Networks, Inc.	4,904	146,973
Lumentum Holdings, Inc. *@	1,528	91,604
Motorola Solutions, Inc.	4,755	618,816
Palo Alto Networks, Inc. *	795	179,082
Plantronics, Inc.	1,300	78,390
Ubiquiti Networks, Inc. @	932	92,137
Viasat, Inc. *@	1,131	72,327
Viavi Solutions, Inc. *	5,100	57,834
		9,189,993
Computers & Peripherals — 4.4%
Apple, Inc.	149,326	33,708,851
Hewlett Packard Enterprise Co.	16,595	270,664
HP, Inc.	47,958	1,235,878
NCR Corp. *@	4,927	139,976
NetApp, Inc.	7,606	653,279
Pure Storage, Inc., Class A *	1,065	27,637
Seagate Technology PLC	14,030	664,321
Western Digital Corp.	5,725	335,142
Xerox Corp.	4,155	112,102
		37,147,850
Construction & Engineering — 0.1%
AECOM *	2,700	88,182
Dycom Industries, Inc. *	1,357	114,802
EMCOR Group, Inc.	1,700	127,687
Fluor Corp.	2,483	144,262
Jacobs Engineering Group, Inc.	1,857	142,061
KBR, Inc.	2,987	63,116
MasTec, Inc. *	2,200	98,230
Quanta Services, Inc. *	3,524	117,631
Valmont Industries, Inc.	432	59,832
		955,803
Construction Materials — 0.1%
Eagle Materials, Inc.	1,080	92,059
Martin Marietta Materials, Inc.	1,092	198,690
Vulcan Materials Co.	2,310	256,872
		547,621
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	336,021
American Express Co.	30,084	3,203,645
Capital One Financial Corp.	9,741	924,713
Credit Acceptance Corp. *	384	168,219
Discover Financial Services	13,557	1,036,433
FirstCash, Inc.	1,400	114,800
Green Dot Corp., Class A *	1,372	121,861
Navient Corp.	7,353	99,118
Nelnet, Inc., Class A	156	8,919
OneMain Holdings, Inc. *	2,157	72,497
Santander Consumer USA Holdings, Inc.	3,992	80,000

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Consumer Finance (Continued)
SLM Corp. *	12,396	$138,215
Synchrony Financial	19,251	598,321
		6,902,762
Containers & Packaging — 0.4%
AptarGroup, Inc.	2,021	217,743
Avery Dennison Corp.	4,184	453,336
Ball Corp.	7,723	339,735
Bemis Co., Inc.	2,365	114,939
Berry Plastics Group, Inc. *	4,752	229,949
Crown Holdings, Inc. *@	6,068	291,264
Graphic Packaging Holding Co.	13,226	185,296
Greif, Inc., Class A	1,000	53,660
International Paper Co.	12,268	602,972
Owens-Illinois, Inc. *	4,200	78,918
Packaging Corp. of America	4,365	478,797
Sealed Air Corp.	5,167	207,455
Silgan Holdings, Inc.	3,936	109,421
Sonoco Products Co.	3,106	172,383
WestRock Co.	2,625	140,280
		3,676,148
Distributors — 0.1%
Genuine Parts Co.	4,651	462,309
LKQ Corp. *	7,445	235,783
Pool Corp.	1,885	314,569
		1,012,661
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc. *	1,600	77,120
Bright Horizons Family Solutions, Inc. *	1,729	203,746
Graham Holdings Co., Class B	100	57,930
Grand Canyon Education, Inc. *	1,784	201,235
H&R Block, Inc.	6,927	178,370
Service Corp. International	7,625	337,025
ServiceMaster Global Holdings, Inc. *	6,209	385,144
Sotheby's *	622	30,596
Weight Watchers International, Inc. *@	1,001	72,062
		1,543,228
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	25,462	5,451,669
Jefferies Financial Group, Inc.	5,172	113,577
Voya Financial, Inc.	2,076	103,115
		5,668,361
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	233,350	7,835,893
CenturyLink, Inc.	20,926	443,631
Cogent Communications Holdings, Inc.	1,228	68,522
Iridium Communications, Inc. *	1,699	38,228
Verizon Communications, Inc.	193,995	10,357,393
Vonage Holdings Corp. *	4,909	69,511
Zayo Group Holdings, Inc. *	7,662	266,025
		19,079,203
Electric Utilities — 1.5%
Allete, Inc.	1,553	116,491
Alliant Energy Corp.	6,292	267,850
American Electric Power Co., Inc.	11,742	832,273
Avangrid, Inc.	1,433	68,684
Duke Energy Corp.	16,530	1,322,731
Edison International	8,634	584,349
El Paso Electric Co.	1,200	68,640
Entergy Corp.	4,510	365,896
Evergy, Inc.	8,109	445,346
Eversource Energy	7,665	470,938
Exelon Corp.	29,315	1,279,893
FirstEnergy Corp.	12,570	467,227
Hawaiian Electric Industries, Inc.	3,245	115,490
IDACORP, Inc.	1,546	153,410
MGE Energy, Inc.	573	36,586
NextEra Energy, Inc.	13,612	2,281,371
OGE Energy Corp.	5,722	207,823
PG&E Corp.	12,422	571,536
Pinnacle West Capital Corp.	3,190	252,584
PNM Resources, Inc.	2,600	102,570
Portland General Electric Co.	2,100	95,781
PPL Corp.	19,020	556,525
Southern Co. (The)	25,224	1,099,766
Xcel Energy, Inc.	15,130	714,287
		12,478,047
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	157,200
AMETEK, Inc.	5,356	423,767
Eaton Corp. PLC	8,482	735,644
Emerson Electric Co.	19,728	1,510,770
EnerSys	1,200	104,556
Generac Holdings, Inc. *	2,200	124,102
Hubbell, Inc.	1,588	212,109
nVent Electric PLC	3,472	94,300
Regal Beloit Corp.	967	79,729
Rockwell Automation, Inc.	5,133	962,540
Sensata Technologies Holding PLC *	5,617	278,322
		4,683,039
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	11,806	1,110,000
Anixter International, Inc. *	800	56,240
Arrow Electronics, Inc. *	2,385	175,822
Avnet, Inc.	2,380	106,553
Belden, Inc. @	1,299	92,762
CDW Corp.	6,754	600,566
Cognex Corp.	4,589	256,158
Coherent, Inc. *@	580	99,870
Corning, Inc.	16,652	587,816
Dolby Laboratories, Inc., Class A	1,582	110,693
Flex Ltd. *	17,583	230,689
FLIR Systems, Inc.	3,073	188,897
II-VI, Inc. *	908	42,948
IPG Photonics Corp. *	990	154,509
Itron, Inc. *	545	34,989
Jabil, Inc.	5,400	146,232
Keysight Technologies, Inc. *	3,142	208,252
Littelfuse, Inc.	580	114,776
National Instruments Corp.	1,675	80,953
Novanta, Inc. *	1,061	72,572
Rogers Corp. *	268	39,482
SYNNEX Corp.	735	62,254
TE Connectivity Ltd.	11,219	986,487
Tech Data Corp. *	763	54,608
Trimble, Inc. *	3,825	166,234
Vishay Intertechnology, Inc.	4,130	84,045
Zebra Technologies Corp., Class A *	2,214	391,502
		6,255,909

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.4%
Apergy Corp. *	2,188	$95,309
Baker Hughes a GE Co.	6,648	224,902
Cactus, Inc., Class A *	586	22,432
Core Laboratories NV @	2,191	253,784
Diamond Offshore Drilling, Inc. *	1,386	27,720
Ensco PLC @	7,433	62,734
Halliburton Co.	9,600	389,088
Helmerich & Payne, Inc.	2,251	154,801
KLX Energy Services Holdings, Inc. *	480	15,365
McDermott International, Inc. *@	3,330	61,372
National Oilwell Varco, Inc.	4,552	196,100
Oceaneering International, Inc.	2,700	74,520
Patterson-UTI Energy, Inc.	4,300	73,573
Rowan Cos. PLC, Class A *	2,528	47,602
RPC, Inc. @	1,205	18,653
Schlumberger Ltd.	19,800	1,206,216
TechnipFMC PLC	5,163	161,344
Transocean Ltd. *@	8,229	114,795
		3,200,310
Entertainment — 1.9%
Activision Blizzard, Inc.	16,919	1,407,492
Cinemark Holdings, Inc.	4,417	177,563
Electronic Arts, Inc. *	8,776	1,057,420
Liberty Media Corp-Liberty Formula One,
Class A *@	315	11,208
Liberty Media Corp-Liberty Formula One,
Class C *@	294	10,934
Lions Gate Entertainment Corp., Class A	632	15,414
Lions Gate Entertainment Corp., Class B @	902	21,017
Live Nation Entertainment, Inc. *	5,674	309,063
Madison Square Garden Co. (The), Class A *	447	140,948
Netflix, Inc. *	9,010	3,370,911
Take-Two Interactive Software, Inc. *	2,296	316,825
Twenty-First Century Fox, Inc., Class A	41,745	1,934,046
Twenty-First Century Fox, Inc., Class B	17,373	796,031
Viacom, Inc., Class A	294	10,746
Viacom, Inc., Class B	6,502	219,507
Walt Disney Co. (The)	48,613	5,684,804
World Wrestling Entertainment, Inc., Class A	778	75,256
Zynga, Inc., Class A *	18,104	72,597
		15,631,782
Food & Staples Retailing — 1.7%
Casey's General Stores, Inc.	1,341	173,137
Costco Wholesale Corp.	17,244	4,050,271
Kroger Co. (The)	41,913	1,220,087
Performance Food Group Co. *	2,733	91,009
PriceSmart, Inc.	600	48,570
Sprouts Farmers Market, Inc. *	2,993	82,038
Sysco Corp.	21,676	1,587,767
US Foods Holding Corp. *	5,611	172,931
Walgreens Boots Alliance, Inc.	15,599	1,137,167
Walmart, Inc.	59,410	5,579,193
		14,142,170
Food Products — 1.0%
Archer-Daniels-Midland Co.	7,738	388,989
Bunge Ltd.	1,782	122,441
Cal-Maine Foods, Inc.	389	18,789
Campbell Soup Co. @	8,657	317,106
ConAgra Brands, Inc.	8,610	292,482
Darling Ingredients, Inc. *	5,610	108,385
Flowers Foods, Inc.	5,407	100,895
General Mills, Inc.	24,938	1,070,339
Hain Celestial Group, Inc. (The) *	2,595	70,376
Hershey Co. (The)	6,749	688,398
Hormel Foods Corp. @	9,190	362,086
Ingredion, Inc.	2,464	258,621
J&J Snack Foods Corp.	457	68,957
J.M. Smucker Co. (The)	2,349	241,031
Kellogg Co.	11,146	780,443
Kraft Heinz Co. (The)	7,695	424,071
Lamb Weston Holdings, Inc.	4,692	312,487
Lancaster Colony Corp.	722	107,730
McCormick & Co., Inc.	3,658	481,941
Mondelez International, Inc., Class A	18,311	786,641
Pilgrim's Pride Corp. *	1,700	30,753
Pinnacle Foods, Inc.	2,322	150,489
Post Holdings, Inc. *	1,937	189,903
Sanderson Farms, Inc. @	839	86,727
TreeHouse Foods, Inc. *	916	43,831
Tyson Foods, Inc., Class A	8,773	522,257
		8,026,168
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	221,628
National Fuel Gas Co.	2,513	140,879
New Jersey Resources Corp.	2,300	106,030
ONE Gas, Inc.	953	78,413
South Jersey Industries, Inc. @	1,600	56,432
Southwest Gas Corp.	1,343	106,137
Spire, Inc.	1,631	119,960
UGI Corp.	5,299	293,988
		1,123,467
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	24,638	1,807,444
ABIOMED, Inc. *	957	430,411
Align Technology, Inc. *	2,300	899,806
Avanos Medical, Inc. *	1,856	127,136
Baxter International, Inc.	9,285	715,781
Becton Dickinson & Co.	3,268	852,948
Boston Scientific Corp. *	29,724	1,144,374
Cantel Medical Corp.	1,074	98,872
Cooper Companies, Inc. (The)	939	260,244
Danaher Corp.	5,986	650,439
Dentsply Sirona, Inc.	1,676	63,252
DexCom, Inc. *	1,183	169,216
Edwards Lifesciences Corp. *	6,374	1,109,713
Globus Medical, Inc., Class A *	1,500	85,140
Haemonetics Corp. *	1,000	114,580
Hill-Rom Holdings, Inc.	1,695	160,008
Hologic, Inc. *	9,185	376,401
ICU Medical, Inc. *	148	41,847
Idexx Laboratories, Inc. *	2,754	687,564
Inogen, Inc. *	301	73,480
Insulet Corp. *@	901	95,461
Integer Holdings Corp. *	694	57,567
Integra LifeSciences Holdings Corp. *	1,168	76,936
Intuitive Surgical, Inc. *	2,428	1,393,672
LivaNova PLC *	1,115	138,227
Masimo Corp. *	1,500	186,810
Medtronic PLC	17,759	1,746,953
Merit Medical Systems, Inc. *	1,133	69,623
Neogen Corp. *	417	29,828
NuVasive, Inc. *	1,369	97,172
Penumbra, Inc. *	89	13,323

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Quidel Corp. *	389	$25,351
ResMed, Inc.	4,096	472,433
STERIS PLC	1,118	127,899
Stryker Corp.	9,773	1,736,467
Teleflex, Inc.	764	203,293
Varian Medical Systems, Inc. *	2,725	305,009
West Pharmaceutical Services, Inc.	1,511	186,563
Wright Medical Group NV *	1,712	49,682
Zimmer Biomet Holdings, Inc.	2,095	275,430
		17,156,355
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *@	2,540	89,408
Aetna, Inc.	7,150	1,450,378
Amedisys, Inc. *	980	122,461
AmerisourceBergen Corp.	6,392	589,470
AMN Healthcare Services, Inc. *	2,000	109,400
Anthem, Inc.	5,574	1,527,555
Cardinal Health, Inc.	10,263	554,202
Centene Corp. *	3,639	526,854
Chemed Corp.	623	199,098
CIGNA Corp.	7,444	1,550,213
CVS Health Corp.	31,968	2,516,521
DaVita, Inc. *	3,579	256,364
Encompass Health Corp.	3,958	308,526
Envision Healthcare Corp. *	2,293	104,859
Express Scripts Holding Co. *	23,331	2,216,678
HCA Holdings, Inc.	9,284	1,291,590
HealthEquity, Inc. *	1,189	112,254
Henry Schein, Inc. *	4,568	388,417
Humana, Inc.	4,311	1,459,360
Laboratory Corp. of America Holdings *	2,158	374,801
LHC Group, Inc. *	200	20,598
McKesson Corp.	6,526	865,674
MEDNAX, Inc. *	2,300	107,318
Molina Healthcare, Inc. *	939	139,629
Patterson Cos., Inc. @	2,215	54,157
Premier, Inc., Class A *	1,155	52,876
Quest Diagnostics, Inc.	3,540	382,001
Select Medical Holdings Corp. *	2,804	51,594
Tenet Healthcare Corp. *	4,329	123,203
UnitedHealth Group, Inc.	29,475	7,841,529
Universal Health Services, Inc., Class B	2,755	352,199
WellCare Health Plans, Inc. *	936	299,979
		26,039,166
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	5,500	78,375
athenahealth, Inc. *	1,077	143,887
Cerner Corp. *	9,214	593,474
HMS Holdings Corp. *	1,220	40,028
Medidata Solutions, Inc. *	618	45,305
Teladoc Health, Inc. *@	659	56,905
Veeva Systems, Inc., Class A *	1,900	206,853
		1,164,827
Hotels, Restaurants & Leisure — 2.1%
Aramark	9,125	392,557
Carnival Corp.	6,226	397,032
Cheesecake Factory, Inc. (The)	1,877	100,495
Chipotle Mexican Grill, Inc. *	475	215,897
Choice Hotels International, Inc.	1,000	83,300
Churchill Downs, Inc.	150	41,655
Cracker Barrel Old Country Store, Inc. @	1,060	155,958
Darden Restaurants, Inc.	3,965	440,868
Dave & Buster's Entertainment, Inc.	871	57,678
Domino's Pizza, Inc.	1,295	381,766
Dunkin' Brands Group, Inc.	2,994	220,718
Eldorado Resorts, Inc. *@	1,074	52,196
Extended Stay America, Inc.	4,450	90,023
Hilton Grand Vacations, Inc. *	3,233	107,012
Hilton Worldwide Holdings, Inc.	8,738	705,856
Hyatt Hotels Corp., Class A	420	33,428
International Game Technology PLC @	1,437	28,381
Jack in the Box, Inc.	752	63,040
Las Vegas Sands Corp.	17,765	1,053,997
Marriott International, Inc., Class A	11,320	1,494,580
Marriott Vacations Worldwide Corp.	1,225	136,894
McDonald's Corp.	23,524	3,935,330
MGM Resorts International	9,774	272,792
Norwegian Cruise Line Holdings Ltd. *	4,996	286,920
Penn National Gaming, Inc. *	1,552	51,092
Planet Fitness, Inc. Class A *	2,043	110,383
Red Rock Resorts, Inc., Class A	2,662	70,942
Royal Caribbean Cruises Ltd.	3,090	401,515
Scientific Games Corp., Class A *	1,200	30,480
SeaWorld Entertainment, Inc. *	965	30,330
Six Flags Entertainment Corp. @	2,452	171,199
Starbucks Corp.	62,921	3,576,430
Texas Roadhouse, Inc.	1,857	128,671
Vail Resorts, Inc.	1,332	365,527
Wendy's Co. (The)	7,777	133,298
Wyndham Hotels & Resorts, Inc.	3,674	204,164
Wyndham Worldwide Corp.	4,574	198,329
Wynn Resorts Ltd.	2,638	335,184
Yum! Brands, Inc.	9,738	885,282
		17,441,199
Household Durables — 0.3%
Cavco Industries, Inc. *	162	40,986
DR Horton, Inc.	7,540	318,037
Garmin Ltd.	2,389	167,349
Helen of Troy Ltd. *	818	107,076
Leggett & Platt, Inc.	4,900	214,571
Lennar Corp., Class A	2,674	124,849
Lennar Corp.,B Shares	72	2,772
Meritage Homes Corp. *	900	35,910
Mohawk Industries, Inc. *	1,266	221,993
Newell Brands, Inc.	3,579	72,654
NVR, Inc. *	159	392,857
PulteGroup, Inc.	5,849	144,880
Roku, Inc. *	643	46,958
Tempur Sealy International, Inc. *@	1,941	102,679
Toll Brothers, Inc.	2,101	69,396
TopBuild Corp. *	1,180	67,048
Whirlpool Corp.	2,346	278,588
		2,408,603
Household Products — 1.3%
Church & Dwight Co., Inc.	7,943	471,576
Clorox Co. (The)	5,655	850,568
Colgate-Palmolive Co.	24,981	1,672,478
Energizer Holdings, Inc.	2,587	151,728
Kimberly-Clark Corp.	12,102	1,375,271

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Household Products (Continued)
Procter & Gamble Co. (The)	77,190	$6,424,524
Spectrum Brands Holdings, Inc.	1,392	104,010
WD-40 Co. @	286	49,221
		11,099,376
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	326,858
Clearway Energy, Inc., Class A	475	9,044
Clearway Energy, Inc., Class C	2,875	55,344
NRG Energy, Inc.	11,937	446,444
Ormat Technologies, Inc.	441	23,862
Vistra Energy Corp. *	2,607	64,862
		926,414
Industrial Conglomerates — 1.4%
3M Co.	28,438	5,992,171
Carlisle Cos., Inc.	1,544	188,059
General Electric Co.	67,162	758,259
Honeywell International, Inc.	28,340	4,715,776
Roper Technologies, Inc.	1,844	546,211
		12,200,476
Insurance — 1.7%
Aflac, Inc.	16,518	777,502
Alleghany Corp.	225	146,819
Allstate Corp. (The)	6,782	669,384
American Equity Investment Life Holding Co.	2,360	83,450
American Financial Group, Inc.	794	88,110
American International Group, Inc.	8,541	454,723
American National Insurance Co.	117	15,127
AmTrust Financial Services, Inc.	2,204	32,002
Aon PLC	7,576	1,165,037
Arch Capital Group Ltd. *	3,648	108,747
Arthur J. Gallagher & Co.	3,802	283,021
Aspen Insurance Holdings Ltd.	1,350	56,430
Assurant, Inc.	1,143	123,387
Assured Guaranty Ltd.	2,536	107,095
Athene Holding Ltd., Class A *	2,509	129,615
Axis Capital Holdings Ltd.	1,600	92,336
Brighthouse Financial, Inc. *	1,815	80,296
Brown & Brown, Inc.	5,611	165,917
Chubb Ltd.	5,166	690,384
Cincinnati Financial Corp.	1,256	96,473
CNO Financial Group, Inc.	5,300	112,466
Enstar Group Ltd. *	300	62,550
Erie Indemnity Co., Class A	830	105,850
Everest Re Group Ltd.	556	127,029
Fidelity National Financial, Inc.	3,562	140,165
First American Financial Corp.	2,790	143,936
Genworth Financial, Inc., Class A *	12,668	52,826
Hanover Insurance Group, Inc. (The)	1,146	141,382
Hartford Financial Services Group, Inc.	8,847	441,996
Kemper Corp.	1,200	96,540
Lincoln National Corp.	1,140	77,132
Loews Corp.	3,240	162,745
Markel Corp. *	100	118,849
Marsh & McLennan Cos., Inc.	20,780	1,718,922
MBIA, Inc. *	3,900	41,691
Mercury General Corp.	800	40,128
MetLife, Inc.	10,921	510,229
National General Holdings Corp.	1,173	31,483
Old Republic International Corp.	4,650	104,067
Primerica, Inc.	1,400	168,770
Principal Financial Group, Inc.	6,204	363,492
ProAssurance Corp.	1,193	56,011
Progressive Corp. (The)	14,182	1,007,489
Prudential Financial, Inc.	5,458	553,005
Reinsurance Group of America, Inc.	777	112,323
RenaissanceRe Holdings Ltd.	883	117,951
RLI Corp.	1,000	78,580
Selective Insurance Group, Inc.	1,695	107,633
Torchmark Corp.	1,112	96,399
Travelers Companies, Inc. (The)	9,080	1,177,767
Unum Group	2,795	109,201
White Mountains Insurance Group Ltd.	84	78,613
Willis Towers Watson PLC	1,133	159,685
WR Berkley Corp.	2,350	187,836
		13,970,596
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A *	5,977	7,214,717
Alphabet, Inc., Class C *	6,240	7,447,253
Facebook, Inc., Class A *	72,830	11,977,622
IAC/InterActiveCorp *	1,298	281,302
Match Group, Inc. *@	1,404	81,306
Snap, Inc., Class A *@	3,870	32,818
TripAdvisor, Inc. *	2,215	113,120
Twitter, Inc. *	8,301	236,246
Yelp, Inc. *	1,443	70,996
Zillow Group, Inc., Class A *	436	19,271
Zillow Group, Inc., Class C *@	1,985	87,836
		27,562,487
Internet & Catalog Retail — 4.6%
Amazon.com, Inc. *	16,807	33,664,421
Booking Holdings, Inc. *	1,550	3,075,200
eBay, Inc. *	29,427	971,680
Etsy, Inc. *	1,722	88,476
Expedia Group, Inc.	2,480	323,590
GrubHub, Inc. *	1,212	168,007
Liberty Expedia Holdings, Inc., Class A *	1,430	67,267
Qurate Retail, Inc. *	13,550	300,946
Shutterfly, Inc. *	562	37,030
Stamps.com, Inc. *	493	111,517
Wayfair, Inc., Class A *	1,168	172,479
		38,980,613
IT Services — 6.1%
Accenture PLC, Class A	28,710	4,886,442
Akamai Technologies, Inc. *	3,829	280,091
Alliance Data Systems Corp.	2,466	582,371
Amdocs Ltd.	2,698	178,014
Automatic Data Processing, Inc.	20,025	3,016,966
Black Knight, Inc. *	3,517	182,708
Booz Allen Hamilton Holding Corp.	6,462	320,709
Broadridge Financial Solutions, Inc.	5,758	759,768
CACI International, Inc., Class A *	756	139,217
Cognizant Technology Solutions Corp.,
Class A	17,266	1,332,072
Conduent, Inc. *	4,206	94,719
Convergys Corp.	3,200	75,968
CoreLogic, Inc. *	2,907	143,635
DXC Technology Co.	6,204	580,198
EPAM Systems, Inc. *	1,205	165,929
Euronet Worldwide, Inc. *	1,435	143,816
Fidelity National Information Services, Inc.	6,600	719,862
First Data Corp., Class A *	3,690	90,294
Fiserv, Inc. *	18,800	1,548,744
FleetCor Technologies, Inc. *	2,576	586,916
Gartner, Inc., Class A *	1,955	309,867

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
IT Services (Continued)
Genpact Ltd.	4,492	$137,500
Global Payments, Inc.	2,649	337,483
GoDaddy, Inc., Class A *	4,305	358,994
International Business Machines Corp.	40,357	6,102,382
Jack Henry & Associates, Inc.	3,100	496,248
Leidos Holdings, Inc.	2,174	150,354
Mantech International Corp., Class A	400	25,320
MasterCard, Inc., Class A	45,592	10,149,235
MAXIMUS, Inc.	2,204	143,392
Okta, Inc. *	1,243	87,457
Paychex, Inc.	14,712	1,083,539
PayPal Holdings, Inc. *	24,305	2,134,951
Perspecta, Inc.	2,110	54,269
Sabre Corp.	8,718	227,365
Science Applications International Corp.	1,571	126,623
Square, Inc., Class A *	3,167	313,565
Syntel, Inc. *	1,200	49,176
Teradata Corp. *	3,627	136,774
Total System Services, Inc.	5,935	586,022
Travelport Worldwide Ltd.	3,264	55,064
Twilio, Inc., Class A *	609	52,545
VeriSign, Inc. *	2,830	453,140
Visa, Inc., Class A	70,380	10,563,334
Western Union Co. (The)	14,812	282,317
WEX, Inc. *	1,026	205,980
Worldpay, Inc. *	3,720	376,724
		50,828,059
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	185,377
Hasbro, Inc.	4,346	456,852
Mattel, Inc. @	6,202	97,372
Polaris Industries, Inc.	2,893	292,048
		1,031,649
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	6,058	427,331
Bio-Rad Laboratories, Inc., Class A *	308	96,401
Bio-Techne Corp.	800	163,288
Bruker Corp.	3,952	132,194
Cambrex Corp. *	200	13,680
Charles River Laboratories International, Inc. *	1,850	248,899
Illumina, Inc. *	3,086	1,132,747
IQVIA Holdings, Inc. *	3,002	389,479
Mettler-Toledo International, Inc. *	1,116	679,622
PerkinElmer, Inc.	1,576	153,298
PRA Health Sciences, Inc. *	1,513	166,717
Syneos Health, Inc. *	927	47,787
Thermo Fisher Scientific, Inc.	8,195	2,000,236
Waters Corp. *	2,267	441,340
		6,093,019
Machinery — 2.1%
AGCO Corp.	1,297	78,845
Allison Transmission Holdings, Inc.	6,306	327,975
Altra Industrial Motion Corp.	1,986	82,026
Barnes Group, Inc.	1,200	85,236
Caterpillar, Inc.	22,217	3,387,870
Colfax Corp. *	1,602	57,768
Crane Co.	1,115	109,660
Cummins, Inc.	4,895	715,013
Deere & Co.	12,239	1,839,889
Donaldson Co., Inc.	5,304	309,011
Dover Corp.	4,377	387,496
Flowserve Corp.	2,584	141,319
Fortive Corp.	6,840	575,928
Franklin Electric Co., Inc.	1,200	56,700
Gardner Denver Holdings, Inc. *	600	17,004
Graco, Inc.	8,169	378,552
Harsco Corp. *	4,269	121,880
Hillenbrand, Inc.	1,890	98,847
IDEX Corp.	2,054	309,456
Illinois Tool Works, Inc.	14,668	2,069,948
Ingersoll-Rand PLC	7,939	812,160
ITT, Inc.	2,957	181,146
John Bean Technologies Corp.	1,192	142,206
Kennametal, Inc.	2,100	91,476
Lincoln Electric Holdings, Inc.	1,791	167,351
Middleby Corp. *	1,500	194,025
Navistar International Corp. *	302	11,627
Nordson Corp.	2,147	298,218
Oshkosh Corp.	2,000	142,480
PACCAR, Inc.	11,883	810,302
Parker Hannifin Corp.	4,040	743,077
Pentair PLC	3,472	150,511
Proto Labs, Inc. *	473	76,508
RBC Bearings, Inc. *	421	63,302
Rexnord Corp. *	3,100	95,480
Snap-On, Inc.	1,800	330,480
Stanley Black & Decker, Inc.	2,738	400,953
Terex Corp.	1,786	71,279
Timken Co., (The)	1,644	81,953
Toro Co. (The)	4,654	279,100
Trinity Industries, Inc.	2,646	96,949
WABCO Holdings, Inc. *	2,200	259,468
Wabtec Corp. @	1,642	172,213
Watts Water Technologies, Inc., Class A	400	33,200
Welbilt, Inc. *	5,372	112,167
Woodward, Inc.	1,254	101,398
Xylem, Inc.	4,353	347,674
		17,417,126
Marine — 0.0%
Kirby Corp. *	1,394	114,657
Media — 1.3%
Altice USA, Inc., Class A	2,977	54,003
AMC Networks, Inc., Class A *@	2,046	135,731
Cable One, Inc.	211	186,442
CBS Corp., Class A	1,116	64,784
CBS Corp., Class B	15,429	886,396
Charter Communications, Inc., Class A *	5,473	1,783,541
Comcast Corp., Class A	142,048	5,029,920
Discovery, Inc., Class A *@	4,311	137,952
Discovery, Inc., Class C *	6,303	186,443
DISH Network Corp., Class A *	6,700	239,592
GCI Liberty, Inc., Class A *	1,244	63,444
Interpublic Group of Cos., Inc. (The)	14,910	340,992
John Wiley & Sons, Inc., Class A	1,300	78,780
Liberty Broadband Corp., Class A *	315	26,564
Liberty Broadband Corp., Class C *	1,507	127,040
Liberty SiriusXM Group, Class A *	1,263	54,865
Liberty SiriusXM Group, Class C *	1,178	51,184

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Media (Continued)
Meredith Corp. @	900	$45,945
New York Times Co. (The), Class A	1,201	27,803
News Corp., Class A	4,798	63,285
News Corp., Class B	1,525	20,740
Nexstar Media Group, Inc. @	900	73,260
Omnicom Group, Inc.	10,945	744,479
Sinclair Broadcast Group, Inc., Class A	2,200	62,370
Sirius XM Holdings, Inc. @	48,887	308,966
TEGNA, Inc.	6,935	82,942
		10,877,463
Metals & Mining — 0.4%
Alcoa Corp. *	6,138	247,975
Allegheny Technologies, Inc. *@	3,100	91,605
Carpenter Technology Corp.	1,500	88,425
Cleveland-Cliffs, Inc. *@	11,473	145,248
Commercial Metals Co.	3,500	71,820
Freeport-McMoRan, Inc.	58,344	812,149
Newmont Mining Corp.	4,847	146,379
Nucor Corp.	7,801	494,973
Reliance Steel & Aluminum Co.	1,803	153,778
Royal Gold, Inc.	1,115	85,922
Southern Copper Corp.	2,789	120,317
Steel Dynamics, Inc.	8,092	365,678
United States Steel Corp.	4,320	131,674
Worthington Industries, Inc.	1,249	54,157
		3,010,100
Multi-Utilities — 0.8%
Ameren Corp.	6,985	441,592
Avista Corp.	1,575	79,632
Black Hills Corp. @	1,500	87,135
Centerpoint Energy, Inc.	11,464	316,980
CMS Energy Corp.	9,645	472,605
Consolidated Edison, Inc.	7,627	581,101
Dominion Resources, Inc.	19,684	1,383,391
DTE Energy Co.	4,720	515,094
MDU Resources Group, Inc.	5,125	131,661
NiSource, Inc.	9,353	233,077
NorthWestern Corp.	1,200	70,392
Public Service Enterprise Group, Inc.	12,088	638,126
SCANA Corp.	3,636	141,404
Sempra Energy	5,538	629,947
Vectren Corp.	2,300	164,427
WEC Energy Group, Inc.	7,624	508,978
		6,395,542
Multiline Retail — 0.7%
Dollar General Corp.	11,236	1,228,095
Dollar Tree, Inc. *	8,281	675,316
Kohl's Corp. @	7,588	565,685
Macy's, Inc.	13,498	468,785
Nordstrom, Inc.	5,825	348,393
Ollie's Bargain Outlet Holdings, Inc. *	1,239	119,068
Target Corp.	25,095	2,213,630
		5,618,972
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	15,443	1,041,013
Andeavor	3,627	556,745
Antero Resources Corp. *	3,888	68,857
Apache Corp.	12,235	583,243
Cabot Oil & Gas Corp.	4,334	97,602
Callon Petroleum Co. *@	6,817	81,736
Carrizo Oil & Gas, Inc. *	2,100	52,920
Centennial Resource Development, Inc.,
Class A *@	2,672	58,383
Cheniere Energy, Inc. *	6,987	485,516
Chesapeake Energy Corp. *@	29,883	134,175
Chevron Corp.	26,199	3,203,614
Cimarex Energy Co.	3,358	312,093
CNX Resources Corp. *	6,400	91,584
Concho Resources, Inc. *	3,479	531,417
ConocoPhillips	20,087	1,554,734
Continental Resources, Inc. *	3,516	240,073
CVR Energy, Inc.	600	24,132
Delek US Holdings, Inc.	3,459	146,765
Denbury Resources, Inc. *	16,092	99,770
Devon Energy Corp.	7,592	303,225
Diamondback Energy, Inc. @	2,152	290,929
Energen Corp. *	3,196	275,399
EnLink Midstream LLC	1,100	18,095
EOG Resources, Inc.	15,221	1,941,743
EQT Corp.	5,981	264,540
Exxon Mobil Corp.	90,407	7,686,403
Hess Corp.	3,951	282,813
HollyFrontier Corp.	4,361	304,834
Kinder Morgan, Inc.	26,154	463,710
Kosmos Energy Ltd. *	3,400	31,790
Marathon Oil Corp.	16,317	379,860
Marathon Petroleum Corp.	17,687	1,414,429
Matador Resources Co. *	2,928	96,770
Murphy Oil Corp.	3,038	101,287
Newfield Exploration Co. *	7,469	215,331
Noble Energy, Inc.	10,855	338,567
Oasis Petroleum, Inc. *	6,311	89,490
Occidental Petroleum Corp.	19,984	1,642,085
ONEOK, Inc.	7,567	512,967
Parsley Energy, Inc., Class A *	3,133	91,640
PBF Energy, Inc., Class A	3,569	178,129
PDC Energy, Inc. *	1,690	82,742
Peabody Energy Corp.	3,822	136,216
Phillips 66	7,014	790,618
Pioneer Natural Resources Co.	3,865	673,244
QEP Resources, Inc. *	4,300	48,676
Range Resources Corp.	6,847	116,331
SM Energy Co. @	2,100	66,213
Southwestern Energy Co. *	10,263	52,444
Targa Resources Corp.	3,111	175,180
Valero Energy Corp.	13,257	1,507,984
Whiting Petroleum Corp. *	2,511	133,183
Williams Cos., Inc. (The)	15,144	411,765
WPX Energy, Inc. *	8,368	168,364
		30,651,368
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	104,340
KapStone Paper & Packaging Corp.	2,832	96,033
Louisiana-Pacific Corp.	3,743	99,152
		299,525
Personal Products — 0.2%
Edgewell Personal Care Co. *	1,061	49,050
Estee Lauder Companies, Inc. (The), Class A	9,234	1,341,885
Herbalife Nutriation Ltd. *	5,860	319,663
Medifast, Inc.	424	93,937
Nu Skin Enterprises, Inc., Class A	1,688	139,125
USANA Health Sciences, Inc. *	171	20,614
		1,964,274
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Pharmaceuticals — 4.3%
Allergan PLC	4,473	$852,017
Amneal Pharmaceuticals, Inc. *	1,887	41,873
Bristol-Myers Squibb Co.	45,196	2,805,768
Catalent, Inc. *	5,834	265,739
Eli Lilly & Co.	29,084	3,121,004
Endo International PLC *	2,950	49,648
Horizon Pharma PLC *	1,910	37,398
Jazz Pharmaceuticals PLC *	1,375	231,179
Johnson & Johnson	84,363	11,656,436
Mallinckrodt PLC *	1,463	42,880
Merck & Co., Inc.	83,169	5,900,009
Mylan NV *	9,849	360,473
Nektar Therapeutics *	1,398	85,222
Perrigo Co. PLC	961	68,039
Pfizer, Inc.	183,764	8,098,479
Supernus Pharmaceuticals, Inc. *	1,614	81,265
Taro Pharmaceutical Industries Ltd. *	475	46,692
Zoetis, Inc.	22,005	2,014,778
		35,758,899
Professional Services — 0.4%
Asgn, Inc. *	1,277	100,794
CoStar Group, Inc. *	438	184,328
Dun & Bradstreet Corp.	1,200	171,012
Equifax, Inc.	3,810	497,472
Exponent, Inc.	2,058	110,309
FTI Consulting, Inc. *	662	48,452
Insperity, Inc.	1,714	202,166
Korn/Ferry International	800	39,392
Manpowergroup, Inc.	2,190	188,252
Nielsen Holdings PLC	8,630	238,706
Robert Half International, Inc.	5,675	399,406
TransUnion	4,425	325,591
TriNet Group, Inc. *	1,165	65,613
Verisk Analytics, Inc., Class A *	6,676	804,792
		3,376,285
Real Estate Investment Trusts (REITs) — 0.0%
CorePoint Lodging, Inc.	307	5,971
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	40,978
CBRE Group, Inc., Class A *	9,107	401,619
Howard Hughes Corp. (The) *	803	99,749
Jones Lang LaSalle, Inc.	1,173	169,287
Kennedy-Wilson Holdings, Inc.	1,369	29,433
Realogy Holdings Corp. @	1,879	38,783
		779,849
Road & Rail — 1.3%
AMERCO	336	119,834
Avis Budget Group, Inc. *@	4,144	133,188
CSX Corp.	26,289	1,946,700
Genesee & Wyoming, Inc., Class A *	1,301	118,378
JB Hunt Transport Services, Inc.	4,393	522,503
Kansas City Southern	2,591	293,509
Knight-Swift Transportation Holdings, Inc. @	2,249	77,546
Landstar System, Inc.	1,847	225,334
Norfolk Southern Corp.	8,876	1,602,118
Old Dominion Freight Line, Inc.	2,371	382,347
Ryder System, Inc.	2,122	155,055
Schneider National, Inc., Class B	1,175	29,352
Union Pacific Corp.	30,668	4,993,670
Werner Enterprises, Inc.	1,200	42,420
		10,641,954
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc. *@	27,528	850,340
Analog Devices, Inc.	7,063	653,045
Applied Materials, Inc.	40,297	1,557,479
Broadcom, Inc.	9,221	2,275,097
Brooks Automation, Inc.	1,385	48,517
Cabot Microelectronics Corp.	836	86,250
Cirrus Logic, Inc. *	1,900	73,340
Cree, Inc. *@	3,245	122,888
Cypress Semiconductor Corp.	9,792	141,886
Entegris, Inc.	4,137	119,766
First Solar, Inc. *	1,402	67,885
Integrated Device Technology, Inc. *	3,400	159,834
Intel Corp.	167,253	7,909,394
Kla-Tencor Corp.	6,527	663,861
Lam Research Corp.	5,624	853,161
Marvell Technology Group Ltd.	6,428	124,060
Maxim Integrated Products, Inc.	10,140	571,795
Microchip Technology, Inc. @	6,823	538,403
Micron Technology, Inc. *	50,640	2,290,447
MKS Instruments, Inc.	1,696	135,935
Monolithic Power Systems, Inc.	706	88,624
NVIDIA Corp.	23,773	6,680,689
ON Semiconductor Corp. *	14,830	273,317
Qorvo, Inc. *	1,562	120,102
QUALCOMM, Inc. @	20,137	1,450,468
Semtech Corp. *	600	33,360
Silicon Laboratories, Inc. *	600	55,080
Skyworks Solutions, Inc.	7,317	663,725
Teradyne, Inc.	6,144	227,205
Texas Instruments, Inc.	44,499	4,774,298
Universal Display Corp. @	786	92,669
Versum Materials, Inc.	3,951	142,276
Xilinx, Inc.	7,467	598,629
		34,443,825
Software — 6.4%
ACI Worldwide, Inc. *	2,645	74,430
Adobe Systems, Inc. *	14,839	4,005,788
Alarm.com Holdings, Inc. *	373	21,410
ANSYS, Inc. *	1,462	272,926
Aspen Technology, Inc. *	2,399	273,270
Atlassian Corp. PLC, Class A *	854	82,104
Autodesk, Inc. *	5,219	814,738
Blackbaud, Inc.	1,688	171,298
CA, Inc.	5,596	247,063
Cadence Design Systems, Inc. *	10,300	466,796
CDK Global, Inc.	3,619	226,405
Citrix Systems, Inc. *	5,699	633,501
Commvault Systems, Inc. *	809	56,630
Coupa Software, Inc. *	521	41,211
Dell Technologies, Inc., Class V *	6,122	594,569
Ebix, Inc. @	571	45,195
Ellie Mae, Inc. *@	328	31,085
Envestnet, Inc. *	1,085	66,131
Fair Isaac Corp. *	1,150	262,832
Fortinet, Inc. *	2,910	268,506
Guidewire Software, Inc. *	801	80,909

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Software (Continued)
HubSpot, Inc. *	757	$114,269
Intuit, Inc.	11,110	2,526,414
j2 Global, Inc.	1,413	117,067
LogMeIn, Inc.	1,043	92,931
Manhattan Associates, Inc. *	3,523	192,356
Microsoft Corp.	294,435	33,674,531
New Relic, Inc. *	369	34,771
Nuance Communications, Inc. *	4,400	76,208
Nutanix, Inc., Class A *	954	40,755
Oracle Corp.	72,998	3,763,777
Paycom Software, Inc. *@	2,140	332,577
Paylocity Holding Corp. *	300	24,096
Pegasystems, Inc.	255	15,963
Proofpoint, Inc. *	470	49,975
PTC, Inc. *	1,937	205,690
Qualys, Inc. *	503	44,817
RealPage, Inc. *	1,381	91,008
Red Hat, Inc. *	5,521	752,402
RingCentral, Inc., Class A *	628	58,435
Salesforce.com, Inc. *	6,591	1,048,167
ServiceNow, Inc. *	1,837	359,372
Splunk, Inc. *	1,731	209,295
SS&C Technologies Holdings, Inc.	3,681	209,191
Symantec Corp.	6,790	144,491
Synopsys, Inc. *	1,994	196,628
Tableau Software, Inc., Class A *	700	78,218
TiVo Corp.	1,378	17,156
Trade Desk Inc/The *@	483	72,890
Tyler Technologies, Inc. *	749	183,550
Ultimate Software Group, Inc. *	338	108,900
Verint Systems, Inc. *	1,038	52,004
VMware, Inc., Class A *	1,425	222,386
Workday, Inc., Class A *	523	76,348
Zendesk, Inc. *	1,651	117,221
		54,040,656
Specialty Retail — 3.5%
Aaron's, Inc.	2,250	122,535
Advance Auto Parts, Inc.	1,480	249,128
American Eagle Outfitters, Inc.	7,250	180,017
At Home Group, Inc. *	1,405	44,300
AutoNation, Inc. *@	2,137	88,792
AutoZone, Inc. *	902	699,681
Bed Bath & Beyond, Inc. @	2,068	31,020
Best Buy Co., Inc.	10,525	835,264
Burlington Stores, Inc. *	2,632	428,805
Carmax, Inc. *	6,646	496,257
Dick's Sporting Goods, Inc.	3,200	113,536
DSW, Inc., Class A	1,600	54,208
Five Below, Inc. *	2,400	312,144
Floor & Decor Holdings, Inc., Class A *	413	12,460
Foot Locker, Inc.	4,509	229,869
Gap, Inc. (The)	11,172	322,312
Home Depot, Inc. (The)	54,078	11,202,258
L Brands, Inc.	6,819	206,616
Lowe's Cos., Inc.	39,150	4,495,203
Michaels Companies, Inc. (The) *@	1,873	30,399
Monro, Inc.	913	63,545
Murphy USA, Inc. *	1,648	140,838
O'Reilly Automotive, Inc. *	4,146	1,439,989
Penske Auto Group, Inc.	1,318	62,460
RH *@	585	76,641
Ross Stores, Inc.	18,898	1,872,792
Signet Jewelers Ltd. @	1,778	117,223
Tiffany & Co.	3,557	458,746
TJX Cos., Inc.	27,983	3,134,656
Tractor Supply Co.	6,137	557,731
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	592,452
Urban Outfitters, Inc. *	3,400	139,060
Williams-Sonoma, Inc. @	3,040	199,789
		29,010,726
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	2,255	222,343
Columbia Sportswear Co.	858	79,854
Deckers Outdoor Corp. *	977	115,853
G-III Apparel Group Ltd. *	566	27,275
Hanesbrands, Inc. @	17,125	315,614
Lululemon Athletica, Inc. *	3,400	552,466
Michael Kors Holdings Ltd. *	6,273	430,077
NIKE, Inc., Class B	49,339	4,180,000
PVH Corp.	1,316	190,030
Ralph Lauren Corp.	1,100	151,305
Skechers U.S.A., Inc., Class A *	3,300	92,169
Steven Madden Ltd.	1,564	82,736
Tapestry, Inc.	7,810	392,609
Under Armour, Inc., Class A *@	2,760	58,567
Under Armour, Inc., Class C *@	5,438	105,823
VF Corp.	11,674	1,090,935
Wolverine World Wide, Inc.	2,452	95,751
		8,183,407
Thrifts & Mortgage Finance — 0.0%
Axos Financial, Inc. *	2,000	68,780
Essent Group Ltd. *	2,110	93,368
LendingTree, Inc. *@	202	46,480
New York Community Bancorp, Inc.	9,133	94,709
PHH Corp. *	405	4,451
TFS Financial Corp.	1,093	16,406
Washington Federal, Inc.	1,476	47,232
		371,426
Tobacco — 1.1%
Altria Group, Inc.	91,208	5,500,754
Philip Morris International, Inc.	46,340	3,778,564
		9,279,318
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	157,735
Applied Industrial Technologies, Inc.	1,164	91,083
Beacon Roofing Supply, Inc. *	2,207	79,871
Fastenal Co.	11,794	684,288
GATX Corp.	1,100	95,249
HD Supply Holdings, Inc. *	5,845	250,108
MSC Industrial Direct Co., Class A	1,509	132,958
SiteOne Landscape Supply, Inc. *	1,507	113,537
Triton International Ltd.	773	25,718
United Rentals, Inc. *	4,075	666,670
Univar, Inc. *	2,106	64,570
Watsco, Inc.	1,100	195,910
WESCO International, Inc. *	1,300	79,885
WW Grainger, Inc.	2,476	884,947
		3,522,529
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	59,277
Water Utilities — 0.1%
American States Water Co.	580	35,461
American Water Works Co., Inc.	4,798	422,080

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Water Utilities (Continued)
Aqua America, Inc.	4,781	$176,419
		633,960
Wireless Telecommunication Services — 0.1%
Sprint Corp. *	15,015	98,198
T-Mobile US, Inc. *	11,985	841,107
Telephone & Data Systems, Inc.	2,613	79,514
United States Cellular Corp. *	400	17,912
		1,036,731
TOTAL COMMON STOCKS
(Identified Cost $331,374,426)		804,539,928

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	1,340,598	32,737,408
TOTAL MUTUAL FUNDS
(Identified Cost $16,717,468)		32,737,408

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	1,421,344	1,421,344
Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending
Government Money Market Portfolio,
2.160%	1,521,515	1,521,515
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,942,859)		2,942,859

Total Investments — 100.2%
(Identified Cost $351,034,753)		840,220,195

Liabilities, Less Cash and Other Assets — (0.2%)		(1,752,085)
Net Assets — 100.0%		$838,468,110

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $11,816,813.

See notes to portfolios of investments

Portfolio Sectors as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	22.9%
Consumer Discretionary	13.4%
Health Care	13.1%
Financials	13.0%
Industrials	11.9%
Communication Services	8.9%
Consumer Staples	7.4%
Energy	4.0%
Materials	2.8%
Utilities	2.6%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
Arconic, Inc.	20,047	$441,234
Curtiss-Wright Corp.	599	82,315
L3 Technologies, Inc.	9,636	2,048,806
Textron, Inc.	43,757	3,127,313
United Technologies Corp.	16,783	2,346,431
		8,046,099
Air Freight & Logistics — 0.8%
FedEx Corp.	14,070	3,387,915
XPO Logistics, Inc. *	15,841	1,808,567
		5,196,482
Airlines — 1.5%
Alaska Air Group, Inc.	6,028	415,088
Delta Air Lines, Inc.	65,959	3,814,409
JetBlue Airways Corp. *	53,475	1,035,276
Southwest Airlines Co.	22,295	1,392,323
United Continental Holdings, Inc. *	34,619	3,083,168
		9,740,264
Auto Components — 0.8%
Autoliv, Inc. @	11,805	1,023,258
BorgWarner, Inc.	24,241	1,037,030
Gentex Corp.	25,695	551,415
Goodyear Tire & Rubber Co. (The)	33,229	777,226
Lear Corp.	6,743	977,735
Veoneer, Inc. *@	11,805	650,101
		5,016,765
Automobiles — 1.2%
Ford Motor Co.	260,489	2,409,523
General Motors Co.	153,506	5,168,547
		7,578,070
Beverages — 0.2%
Molson Coors Brewing Co., Class B	18,590	1,143,285
Biotechnology — 0.1%
United Therapeutics Corp. *	3,786	484,154
Building Products — 0.4%
Johnson Controls International PLC	40,388	1,413,580
Owens Corning	19,528	1,059,785
USG Corp. *	6,301	272,896
		2,746,261
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	82,786	4,221,258
Goldman Sachs Group, Inc. (The)	27,347	6,132,291
Invesco Ltd.	13,425	307,164
Janus Henderson Group PLC	710	19,142
Morgan Stanley	114,092	5,313,265
State Street Corp.	5,158	432,137
		16,425,257
Chemicals — 1.8%
Air Products & Chemicals, Inc.	4,322	721,990
Albemarle Corp. @	9,985	996,303
Ashland Global Holdings, Inc.	6,893	578,047
CF Industries Holdings, Inc.	25,378	1,381,578
DowDuPont, Inc.	55,539	3,571,713
Eastman Chemical Co.	23,262	2,226,639
Huntsman Corp.	13,051	355,379
Olin Corp.	16,354	419,971
Valvoline, Inc.	20,825	447,946
Westlake Chemical Corp.	7,168	595,732
		11,295,298
Commercial Banks — 12.1%
Bank of America Corp.	474,342	13,974,115
Bank OZK	1,340	50,866
BB&T Corp.	38,546	1,871,023
CIT Group, Inc.	9,004	464,696
Citigroup, Inc.	146,162	10,485,662
Citizens Financial Group, Inc.	18,613	717,903
Fifth Third Bancorp	86,881	2,425,718
Huntington Bancshares, Inc.	95,253	1,421,175
JPMorgan Chase & Co.	133,080	15,016,747
KeyCorp	48,905	972,721
M&T Bank Corp.	3,071	505,302
PacWest Bancorp	5,207	248,114
People's United Financial, Inc.	5,834	99,878
PNC Financial Services Group, Inc. (The)	17,600	2,396,944
Regions Financial Corp.	155,307	2,849,884
SunTrust Banks, Inc.	30,728	2,052,323
Wells Fargo & Co.	367,599	19,321,003
Zions Bancorp	23,470	1,177,021
		76,051,095
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	40,514	2,943,747
Stericycle, Inc. *	3,915	229,732
		3,173,479
Communications Equipment — 1.7%
ARRIS International PLC *	15,215	395,438
Cisco Systems, Inc.	170,300	8,285,095
EchoStar Corp., Class A *	3,299	152,975
Juniper Networks, Inc.	57,350	1,718,779
		10,552,287
Computers & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	177,268	2,891,241
HP, Inc.	196,800	5,071,536
Western Digital Corp.	29,659	1,736,238
Xerox Corp.	43,557	1,175,168
		10,874,183
Construction & Engineering — 0.4%
AECOM *	11,462	374,349
Fluor Corp.	17,248	1,002,109
Jacobs Engineering Group, Inc.	8,552	654,228
Quanta Services, Inc. *	13,887	463,548
		2,494,234
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	4,345	790,573
Vulcan Materials Co.	6,066	674,539
		1,465,112
Consumer Finance — 1.0%
Ally Financial, Inc.	66,748	1,765,485
Capital One Financial Corp.	47,279	4,488,195
Santander Consumer USA Holdings, Inc.	13,899	278,536
		6,532,216
Containers & Packaging — 0.4%
Ball Corp.	8,846	389,136
International Paper Co.	11,668	573,482
Sonoco Products Co.	611	33,911
WestRock Co.	24,453	1,306,768
		2,303,297
Distributors — 0.2%
LKQ Corp. *	47,648	1,509,012
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	56,894	12,181,574

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Jefferies Financial Group, Inc.	6,993	$153,566
Voya Financial, Inc.	7,020	348,684
		12,683,824
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	742,427	24,930,699
CenturyLink, Inc.	127,231	2,697,297
		27,627,996
Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	3,515,341
nVent Electric PLC	21,089	572,777
Sensata Technologies Holding PLC *	1,195	59,212
		4,147,330
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc. *	17,315	1,276,462
Avnet, Inc.	10,213	457,236
Corning, Inc.	75,228	2,655,549
Flex Ltd. *	31,420	412,230
Jabil, Inc.	17,551	475,281
SYNNEX Corp.	1,232	104,350
TE Connectivity Ltd.	16,768	1,474,410
		6,855,518
Energy Equipment & Services — 1.0%
Apergy Corp. *	3,960	172,498
Baker Hughes a GE Co.	20,187	682,926
Helmerich & Payne, Inc.	9,938	683,436
National Oilwell Varco, Inc.	29,834	1,285,249
Schlumberger Ltd.	37,399	2,278,347
TechnipFMC PLC	34,156	1,067,375
		6,169,831
Entertainment — 0.2%
Liberty Braves Group, Class A *	1	27
Liberty Braves Group, Class C *	877	23,898
Liberty Media Corp-Liberty Formula One,
Class A *@	1,097	39,031
Liberty Media Corp-Liberty Formula One,
Class C *@	2,194	81,595
Madison Square Garden Co. (The), Class A *	443	139,687
Viacom, Inc., Class B	21,806	736,171
		1,020,409
Food & Staples Retailing — 2.5%
Kroger Co. (The)	23,993	698,436
US Foods Holding Corp. *	20,840	642,289
Walgreens Boots Alliance, Inc.	59,849	4,362,992
Walmart, Inc.	104,402	9,804,392
		15,508,109
Food Products — 1.9%
Archer-Daniels-Midland Co.	29,804	1,498,247
Bunge Ltd.	12,845	882,580
Ingredion, Inc.	3,073	322,542
J.M. Smucker Co. (The)	18,460	1,894,181
Kraft Heinz Co. (The)	3,992	219,999
Mondelez International, Inc., Class A	74,783	3,212,678
Pinnacle Foods, Inc.	9,922	643,045
Post Holdings, Inc. *	7,076	693,731
Seaboard Corp.	51	189,212
Tyson Foods, Inc., Class A	41,844	2,490,973
		12,047,188
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	80,600	5,912,816
Danaher Corp.	37,915	4,119,844
Medtronic PLC	89,026	8,757,488
STERIS PLC	3,637	416,073
Zimmer Biomet Holdings, Inc.	6,835	898,597
		20,104,818
Health Care Providers & Services — 8.0%
Aetna, Inc.	36,478	7,399,562
Anthem, Inc.	28,740	7,876,197
Cardinal Health, Inc.	4,489	242,406
Centene Corp. *	25,707	3,721,859
CIGNA Corp.	15,519	3,231,832
CVS Health Corp.	95,357	7,506,503
DaVita, Inc. *	30,386	2,176,549
Express Scripts Holding Co. *	63,449	6,028,290
Humana, Inc.	12,174	4,121,143
Laboratory Corp. of America Holdings *	16,237	2,820,042
McKesson Corp.	12,123	1,608,116
Quest Diagnostics, Inc.	19,764	2,132,733
Universal Health Services, Inc., Class B	10,322	1,319,564
		50,184,796
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	27,865	1,776,951
Hyatt Hotels Corp., Class A	3,874	308,332
MGM Resorts International	67,948	1,896,429
Norwegian Cruise Line Holdings Ltd. *	34,226	1,965,599
Royal Caribbean Cruises Ltd.	26,539	3,448,477
		9,395,788
Household Durables — 1.5%
DR Horton, Inc.	65,701	2,771,268
Garmin Ltd.	12,982	909,389
Lennar Corp., Class A	25,582	1,194,424
Lennar Corp., B Shares	573	22,061
Mohawk Industries, Inc. *	5,383	943,909
Newell Brands, Inc.	19,061	386,938
PulteGroup, Inc.	50,018	1,238,946
Toll Brothers, Inc.	11,379	375,848
Whirlpool Corp.	12,182	1,446,612
		9,289,395
Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.	22,148	828,335
Vistra Energy Corp. *	841	20,924
		849,259
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	6,915	842,247
General Electric Co.	101,693	1,148,114
		1,990,361
Insurance — 4.8%
Aflac, Inc.	68,070	3,204,055
Alleghany Corp.	855	557,913
Allstate Corp. (The)	18,955	1,870,859
American Financial Group, Inc.	6,623	734,954
American International Group, Inc.	41,993	2,235,707
Arch Capital Group Ltd. *	13,749	409,858
Assurant, Inc.	4,786	516,649
Athene Holding Ltd., Class A *	493	25,468

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Insurance (Continued)
Axis Capital Holdings Ltd.	2,004	$115,651
Brighthouse Financial, Inc. *	4,222	186,781
Chubb Ltd.	11,440	1,528,842
CNA Financial Corp.	7,604	347,123
Everest Re Group Ltd.	3,455	789,364
First American Financial Corp.	3,372	173,961
Hartford Financial Services Group, Inc.	36,390	1,818,044
Lincoln National Corp.	18,122	1,226,135
Loews Corp.	28,152	1,414,075
MetLife, Inc.	39,945	1,866,230
Old Republic International Corp.	23,484	525,572
Principal Financial Group, Inc.	32,419	1,899,429
Prudential Financial, Inc.	20,566	2,083,747
Reinsurance Group of America, Inc.	5,888	851,169
RenaissanceRe Holdings Ltd.	2,534	338,492
Travelers Companies, Inc. (The)	27,179	3,525,388
Unum Group	29,501	1,152,604
WR Berkley Corp.	6,648	531,375
		29,929,445
Internet & Catalog Retail — 0.3%
Qurate Retail, Inc. *	71,603	1,590,303
IT Services — 1.1%
Amdocs Ltd.	11,181	737,722
DXC Technology Co.	18,001	1,683,454
Fidelity National Information Services, Inc.	26,170	2,854,362
Leidos Holdings, Inc.	20,264	1,401,458
Worldpay, Inc., Class A *	2,677	271,100
		6,948,096
Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc., Class A *	172	53,834
IQVIA Holdings, Inc. *	12,414	1,610,593
Thermo Fisher Scientific, Inc.	20,616	5,031,953
		6,696,380
Machinery — 1.7%
AGCO Corp.	11,477	697,687
Cummins, Inc.	3,839	560,763
Dover Corp.	16,408	1,452,600
Ingersoll-Rand PLC	16,931	1,732,041
Oshkosh Corp.	7,274	518,200
PACCAR, Inc.	13,511	921,315
Pentair PLC	24,999	1,083,707
Snap-On, Inc.	3,803	698,231
Stanley Black & Decker, Inc.	17,914	2,623,326
Trinity Industries, Inc.	1,343	49,207
Wabtec Corp. @	4,473	469,128
		10,806,205
Media — 3.7%
Altice USA, Inc., Class A	3,037	55,091
Charter Communications, Inc., Class A *	20,137	6,562,245
Comcast Corp., Class A	411,819	14,582,511
Discovery, Inc., Class A *@	13,510	432,320
Discovery, Inc., Class C *	25,382	750,800
Liberty Broadband Corp., Class C *	1,360	114,648
Liberty SiriusXM Group, Class A *	4,389	190,658
Liberty SiriusXM Group, Class C *	8,778	381,404
News Corp., Class A	8,320	109,741
News Corp., Class B	1,734	23,582
		23,203,000
Metals & Mining — 1.7%
Alcoa Corp. *	18,058	729,543
Freeport-McMoRan, Inc.	88,065	1,225,865
Newmont Mining Corp.	61,201	1,848,270
Nucor Corp.	56,664	3,595,331
Reliance Steel & Aluminum Co.	12,373	1,055,293
Royal Gold, Inc.	1,245	95,940
Steel Dynamics, Inc.	33,820	1,528,326
United States Steel Corp.	21,228	647,029
		10,725,597
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	131,558
Multiline Retail — 1.1%
Dollar Tree, Inc. *	14,665	1,195,931
Kohl's Corp. @	33,121	2,469,170
Macy's, Inc.	35,738	1,241,181
Target Corp.	20,753	1,830,622
		6,736,904
Oil, Gas & Consumable Fuels — 14.3%
Anadarko Petroleum Corp.	23,533	1,586,360
Andeavor	26,742	4,104,897
Antero Resources Corp. *	5,507	97,529
Apache Corp.	35,998	1,716,025
Chevron Corp.	122,891	15,027,111
Concho Resources, Inc. *	16,586	2,533,512
ConocoPhillips	79,713	6,169,786
Devon Energy Corp.	52,433	2,094,174
Diamondback Energy, Inc. @	7,350	993,647
Exxon Mobil Corp.	285,714	24,291,404
Hess Corp.	20,959	1,500,245
HollyFrontier Corp.	23,643	1,652,646
Kinder Morgan, Inc.	132,947	2,357,150
Marathon Oil Corp.	102,694	2,390,716
Marathon Petroleum Corp.	48,061	3,843,438
Murphy Oil Corp.	12,323	410,849
Noble Energy, Inc.	46,397	1,447,122
Occidental Petroleum Corp.	58,030	4,768,325
PBF Energy, Inc., Class A	1,342	66,979
Peabody Energy Corp.	5,440	193,882
Phillips 66	21,239	2,394,060
Pioneer Natural Resources Co.	6,321	1,101,055
Targa Resources Corp.	19,687	1,108,575
Valero Energy Corp.	64,869	7,378,849
Williams Cos., Inc. (The)	22,011	598,479
		89,826,815
Personal Products — 0.0%
Coty, Inc., Class A *@	8,741	109,787
Pharmaceuticals — 4.2%
Allergan PLC	2,800	533,344
Mylan NV *	56,060	2,051,796
Perrigo Co. PLC	10,679	756,073
Pfizer, Inc.	519,220	22,882,026
		26,223,239
Professional Services — 0.1%
Manpowergroup, Inc.	8,693	747,250
Nielsen Holdings PLC	7,599	210,189
		957,439
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	4,045	178,385
Jones Lang LaSalle, Inc.	5,491	792,461
		970,846
Road & Rail — 1.1%
AMERCO	845	301,369
Genesee & Wyoming, Inc., Class A *	1,210	110,098

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Road & Rail (Continued)
Kansas City Southern	14,222	$1,611,068
Knight-Swift Transportation Holdings, Inc. @	900	31,032
Norfolk Southern Corp.	27,918	5,039,199
		7,092,766
Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	5,062	468,032
Broadcom, Inc.	7,660	1,889,952
Intel Corp.	487,454	23,051,700
Lam Research Corp.	4,301	652,462
Marvell Technology Group Ltd.	18,929	365,330
Micron Technology, Inc. *	110,111	4,980,320
MKS Instruments, Inc.	2,797	224,180
ON Semiconductor Corp. *	20,198	372,249
Qorvo, Inc. *	9,563	735,299
QUALCOMM, Inc. @	25,011	1,801,542
		34,541,066
Software — 0.8%
CA, Inc.	75,041	3,313,060
Dell Technologies, Inc., Class V *	16,758	1,627,537
SS&C Technologies Holdings, Inc.	3,456	196,405
		5,137,002
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	4,932	830,204
AutoNation, Inc. *@	5,037	209,287
Foot Locker, Inc.	6,612	337,080
		1,376,571
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,374,110
Ralph Lauren Corp.	4,113	565,743
		1,939,853
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	87,471
Wireless Telecommunication Services — 0.3%
Sprint Corp. *	29,977	196,050
T-Mobile US, Inc. *	24,396	1,712,111
		1,908,161
TOTAL COMMON STOCKS
(Identified Cost $423,722,340)		627,439,976

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.1%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	759,678	759,678
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending
Government Money Market Portfolio,
2.160%	2,174,836	2,174,836
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,934,514)		2,934,514

Total Investments — 100.3%
(Identified Cost $426,656,854)		630,374,490

Liabilities, Less Cash and Other Assets — (0.3%)		(2,099,405)
Net Assets — 100.0%		$628,275,085

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $8,933,945.

See notes to portfolios of investments

Portfolio Sectors as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	22.7%
Health Care	16.5%
Energy	15.3%
Information Technology	11.9%
Industrials	9.0%
Communication Services	8.6%
Consumer Discretionary	7.1%
Consumer Staples	4.6%
Materials	4.1%
Utilities	0.2%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.9%
AAR Corp.	6,733	$322,443
Aerojet Rocketdyne Holdings, Inc. *	23,951	814,095
Aerovironment, Inc. *	5,690	638,247
Arotech Corp. *	9,457	32,154
Astronics Corp. *	4,622	201,057
Axon Enterprise, Inc. *	16,262	1,112,809
BWX Technologies, Inc.	3,185	199,190
CPI Aerostructures, Inc. *	1,342	11,206
Cubic Corp.	6,175	451,084
Curtiss-Wright Corp.	2,920	401,266
Ducommun, Inc. *	3,610	147,432
Engility Holdings, Inc. *	5,031	181,066
Esterline Technologies Corp. *	7,884	717,050
HEXCEL Corp.	3,763	252,309
Innovative Solutions & Support, Inc. *	3,248	8,250
KEYW Holding Corp. (The) *@	5,770	49,968
KLX, Inc. *	9,583	601,621
Kratos Defense & Security Solutions, Inc. *@	17,754	262,404
Mercury Systems, Inc. *	8,267	457,331
Moog, Inc., Class A	8,996	773,386
National Presto Industries, Inc.	1,177	152,598
SIFCO Industries, Inc. *	1,187	5,994
Sparton Corp. *	2,587	37,331
Teledyne Technologies, Inc. *	675	166,509
Triumph Group, Inc. @	6,027	140,429
Vectrus, Inc. *	3,560	111,036
Wesco Aircraft Holdings, Inc. *	12,061	135,686
		8,383,951
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	21,043	451,793
Atlas Air Worldwide Holdings, Inc. *	6,536	416,670
Echo Global Logistics, Inc. *	5,962	184,524
Forward Air Corp.	6,951	498,387
HUB Group, Inc., Class A *	10,333	471,185
Radiant Logistics, Inc. *	9,354	55,282
		2,077,841
Airlines — 0.5%
Allegiant Travel Co. @	4,774	605,343
Hawaiian Holdings, Inc.	12,656	507,506
JetBlue Airways Corp. *	17,878	346,118
Skywest, Inc.	12,976	764,286
Spirit Airlines, Inc. *	3,315	155,706
		2,378,959
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	34,283	597,895
Cooper Tire & Rubber Co. @	15,551	440,093
Cooper-Standard Holdings, Inc. *	4,019	482,200
Dana, Inc.	32,214	601,435
Delphi Technologies PLC	2,052	64,351
Dorman Products, Inc. *	8,380	644,590
Fox Factory Holding Corp. *	8,405	588,770
Gentex Corp.	10,729	230,244
Gentherm, Inc. *	9,644	438,320
Goodyear Tire & Rubber Co. (The)	11,756	274,973
Horizon Global Corp. *@	3,431	24,463
LCI Industries	6,043	500,360
Modine Manufacturing Co. *	11,514	171,559
Motorcar Parts of America, Inc. *@	6,077	142,506
Shiloh Industries, Inc. *	7,004	77,044
Standard Motor Products, Inc.	7,660	377,025
Stoneridge, Inc. *	10,350	307,602
Strattec Security Corp.	1,541	54,937
Superior Industries International, Inc.	3,031	51,679
Tenneco, Inc.	10,923	460,295
Tower International, Inc.	6,346	191,966
Visteon Corp. *	7,099	659,497
VOXX International Corp. *	3,284	17,077
		7,398,881
Automobiles — 0.1%
Thor Industries, Inc.	875	73,238
Winnebago Industries, Inc.	10,123	335,577
		408,815
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	532,450
Coca-Cola Bottling Co., Consolidated	1,354	246,807
Craft Brew Alliance, Inc. *	6,018	98,394
MGP Ingredients, Inc.	5,354	422,859
National Beverage Corp. *@	4,756	554,645
Primo Water Corp. *	5,815	104,961
		1,960,116
Biotechnology — 1.6%
Achillion Pharmaceuticals, Inc. *	23,152	85,199
Acorda Therapeutics, Inc. *	12,575	247,099
Aduro Biotech, Inc. *	1,186	8,717
Adverum Biotechnologies, Inc. *	8,282	50,106
Agios Pharmaceuticals, Inc. *@	1,978	152,543
Alder Biopharmaceuticals, Inc. *@	11,560	192,474
Aldeyra Therapeutics, Inc. *	2,489	34,348
AMAG Pharmaceuticals, Inc. *	2,638	52,760
Applied Genetic Technologies Corp. *	2,241	16,359
Aptevo Therapeutics, Inc. *	11,461	58,222
Aquinox Pharmaceuticals, Inc. *	1,970	5,772
Ardelyx, Inc. *	10,642	46,293
Arrowhead Pharmaceuticals, Inc. *@	4,070	78,022
BioSpecifics Technologies Corp. *	2,311	135,170
BioTime, Inc. *@	3,419	8,035
Calithera Biosciences, Inc. *	3,632	19,068
Cellular Biomedicine Group, Inc. *@	2,000	36,300
Chimerix, Inc. *	13,027	50,675
Concert Pharmaceuticals, Inc. *	4,026	59,746
Corvus Pharmaceuticals, Inc. *@	1,065	9,138
Emergent BioSolutions, Inc. *	9,812	645,924
Enanta Pharmaceuticals, Inc. *	5,023	429,266
Exact Sciences Corp. *@	4,673	368,793
Exelixis, Inc. *	12,272	217,460
FibroGen, Inc. *	579	35,174
Five Prime Therapeutics, Inc. *	4,603	64,074
Immunomedics, Inc. *@	839	17,476
Infinity Pharmaceuticals, Inc. *@	17,874	48,439
Intrexon Corp. *@	872	15,016
Ionis Pharmaceuticals, Inc. *@	4,594	236,959
Karyopharm Therapeutics, Inc. *	2,354	40,089
Kindred Biosciences, Inc. *	3,345	46,663
Ligand Pharmaceuticals, Inc. *@	2,408	660,972
Loxo Oncology, Inc. *@	348	59,449
MacroGenics, Inc. *	2,337	50,105
Madrigal Pharmaceuticals, Inc. *@	101	21,627
MEI Pharma, Inc. *	13,204	56,909
Merrimack Pharmaceuticals, Inc. *@	4,336	23,111
Minerva Neurosciences, Inc. *	5,077	63,716
Miragen Therapeutics, Inc. *	3,286	18,336
Mirati Therapeutics, Inc. *@	1,950	91,845

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Biotechnology (Continued)
Myriad Genetics, Inc. *@	19,349	$890,054
Neurocrine Biosciences, Inc. *	144	17,705
Ophthotech Corp. *	6,730	15,883
OPKO Health, Inc. *@	23,063	79,798
PDL BioPharma, Inc. *	18,262	48,029
Pfenex, Inc. *	2,903	14,834
Proteostasis Therapeutics, Inc. *@	1,871	4,509
PTC Therapeutics, Inc. *	1,434	67,398
Recro Pharma, Inc. *	2,713	19,289
Repligen Corp. *	5,344	296,378
Retrophin, Inc. *	8,973	257,794
Sage Therapeutics, Inc. *	1,909	269,646
Sarepta Therapeutics, Inc. *@	1,300	209,963
Sierra Oncology, Inc. *	10,246	17,418
Spectrum Pharmaceuticals, Inc. *	4,922	82,690
Stemline Therapeutics, Inc. *@	1,284	21,314
Syndax Pharmaceuticals, Inc. *@	6,974	56,350
United Therapeutics Corp. *	796	101,793
Verastem, Inc. *@	9,653	69,984
Versartis, Inc. *	11,623	16,272
Zafgen, Inc. *	3,913	45,743
		7,160,293
Building Products — 1.9%
AAON, Inc.	14,109	533,320
Advanced Drainage Systems, Inc.	19,182	592,724
American Woodmark Corp. *	5,248	411,706
Apogee Enterprises, Inc.	9,796	404,771
Armstrong Flooring, Inc. *	7,252	131,261
Armstrong World Industries, Inc. *	14,108	981,917
Builders FirstSource, Inc. *	24,352	357,487
Continental Building Products, Inc. *	9,323	350,079
CSW Industrials, Inc. *	1,329	71,367
Gibraltar Industries, Inc. *	8,000	364,800
Griffon Corp.	10,377	167,589
Insteel Industries, Inc.	6,600	236,808
Masonite International Corp. *	169	10,833
NCI Building Systems, Inc. *	12,026	182,194
Patrick Industries, Inc. *	5,679	336,197
PGT Innovations, Inc. *	20,387	440,359
Quanex Building Products Corp.	9,211	167,640
Simpson Manufacturing Co., Inc.	12,600	912,996
Trex Co., Inc. *	16,324	1,256,621
Universal Forest Products, Inc.	16,500	582,945
		8,493,614
Capital Markets — 2.0%
Ares Management LP	1,225	28,420
Artisan Partners Asset Management, Inc., Class A	18,372	595,253
BGC Partners, Inc., Class A	58,742	694,330
Blucora, Inc. *	10,400	418,600
BrightSphere Investment Group PLC	5,801	71,932
Cohen & Steers, Inc.	7,453	302,666
Cowen Group, Inc., Class A *@	6,131	99,935
Diamond Hill Investment Group, Inc.	739	122,223
Donnelley Financial Solutions, Inc. *	7,095	127,142
Eaton Vance Corp.	4,124	216,757
Evercore, Inc., Class A	9,789	984,284
Federated Investors, Inc., Class B	20,626	497,499
Gain Capital Holdings, Inc. @	9,997	64,981
GAMCO Investors, Inc., Class A	1,700	39,814
Greenhill & Co., Inc. @	3,087	81,342
Houlihan Lokey, Inc.	1,002	45,020
Interactive Brokers Group, Inc., Class A	16,151	893,312
Intl FCStone, Inc. *	3,859	186,467
Investment Technology Group, Inc.	8,509	184,305
Janus Henderson Group PLC	16,584	447,105
Ladenburg Thalmann Financial Services, Inc.	35,937	97,030
LPL Financial Holdings, Inc.	4,719	304,423
Manning & Napier, Inc. @	2,524	7,446
Moelis & Co., Class A	3,839	210,377
Morningstar, Inc.	1,068	134,461
Oppenheimer Holdings, Inc., Class A	3,360	106,176
Piper Jaffray Cos.	3,381	258,139
PJT Partners, Inc., Class A	597	31,253
Pzena Investment Management, Inc., Class A	4,481	42,749
Safeguard Scientifics, Inc. *	8,623	80,625
Silvercrest Asset Management Group, Inc., Class A	759	10,512
Stifel Financial Corp.	12,616	646,696
Virtu Financial, Inc. @	5,099	104,275
Virtus Investment Partners, Inc.	2,370	269,588
Waddell & Reed Financial, Inc., Class A	3,742	79,256
Westwood Holdings Group, Inc.	2,775	143,579
WisdomTree Investments, Inc.	32,848	278,551
		8,906,523
Chemicals — 2.7%
Advanced Emissions Solutions, Inc.	2,266	27,101
AdvanSix, Inc. *	10,598	359,802
AgroFresh Solutions, Inc. *	3,359	20,927
American Vanguard Corp.	7,947	143,046
Ashland Global Holdings, Inc.	2,032	170,404
Balchem Corp.	11,654	1,306,297
Cabot Corp.	9,527	597,533
Chase Corp.	2,101	252,435
Core Molding Technologies, Inc.	1,500	10,005
Ferro Corp. *	25,241	586,096
Flotek Industries, Inc. *@	6,893	16,543
FutureFuel Corp.	10,473	194,169
GCP Applied Technologies, Inc. *	2,256	59,897
H.B. Fuller Co.	13,143	679,099
Hawkins, Inc.	2,398	99,397
Ingevity Corp. *	948	96,582
Innophos Holdings, Inc.	5,400	239,760
Innospec, Inc.	5,850	448,988
Intrepid Potash, Inc. *	15,892	57,052
KMG Chemicals, Inc.	3,001	226,756
Koppers Holdings, Inc. *	4,597	143,197
Kraton Corp. *	6,776	319,488
Kronos Worldwide, Inc.	10,857	176,426
Minerals Technologies, Inc.	9,665	653,354
NewMarket Corp.	218	88,401
Northern Technologies International Corp.	800	27,760
Olin Corp.	2,299	59,038
Omnova Solutions, Inc. *	17,097	168,405
Platform Specialty Products Corp. *	30,212	376,744
PolyOne Corp.	21,572	943,128
Quaker Chemical Corp.	3,387	684,885
Rayonier Advanced Materials, Inc.	16,098	296,686

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Chemicals (Continued)
RPM International, Inc.	2,594	$168,454
Schulman A, Inc. §~	6,827	13,040
Scotts Miracle-Gro Co. (The)	1,620	127,543
Sensient Technologies Corp.	9,729	744,366
Stepan Co.	3,991	347,257
Trecora Resources *	5,488	76,832
Tredegar Corp.	8,700	188,355
Trinseo SA	8,507	666,098
Tronox Ltd., Class A	12,458	148,873
Valvoline, Inc.	3,829	82,362
W.R. Grace & Co.	834	59,598
		12,152,179
Commercial Banks — 10.5%
1st Source Corp.	7,264	382,232
Access National Corp.	2,671	72,411
Allegiance Bancshares, Inc. *	1,614	67,304
American National Bankshares, Inc.	2,923	113,997
Ameris Bancorp	13,899	635,184
AmeriServ Financial, Inc.	4,400	18,920
Arrow Financial Corp.	5,134	189,940
Associated Banc-Corp.	41,516	1,079,416
Atlantic Capital Bancshares, Inc. *	2,502	41,909
Banc of California, Inc.	8,558	161,746
Bancfirst Corp.	10,663	639,247
Bancorp, Inc. (The) *	15,832	151,829
BancorpSouth Bank	29,185	954,349
Bank of Hawaii Corp.	10,787	851,202
Bank of Marin Bancorp	1,050	88,095
Bank OZK	3,630	137,795
BankUnited, Inc.	3,750	132,750
Bankwell Financial Group, Inc.	326	10,223
Banner Corp.	6,855	426,175
Bar Harbor Bankshares	2,489	71,484
BCB Bancorp, Inc.	878	12,160
Berkshire Hills Bancorp, Inc.	6,936	282,295
Blue Hills Bancorp, Inc.	3,496	84,254
Boston Private Financial Holdings, Inc.	21,569	294,417
Bridge Bancorp, Inc.	2,975	98,770
Brookline Bancorp, Inc.	17,819	297,577
Bryn Mawr Bank Corp.	5,148	241,441
C&F Financial Corp.	962	56,518
Camden National Corp.	4,996	217,026
Capital City Bank Group, Inc.	1,890	44,113
Carolina Financial Corp.	4,074	153,671
Cathay General Bancorp	21,094	874,135
CenterState Bank Corp.	11,272	316,180
Central Pacific Financial Corp.	7,849	207,449
Central Valley Community Bancorp	2,688	58,088
Century Bancorp, Inc., Class A	975	70,444
Chemical Financial Corp.	13,615	727,041
CIT Group, Inc.	6,260	323,079
Citizens & Northern Corp.	852	22,280
City Holding Co.	5,429	416,947
Civista Bancshares, Inc.	270	6,504
CNB Financial Corp.	3,877	111,890
CoBiz Financial, Inc.	14,871	329,244
Columbia Banking System, Inc.	18,941	734,343
Community Bank System, Inc.	10,370	633,296
Community Trust Bancorp, Inc.	4,634	214,786
Connectone Bancorp, Inc.	6,144	145,920
Customers Bancorp, Inc. *	5,348	125,838
CVB Financial Corp.	27,325	609,894
Eagle Bancorp, Inc. *	6,777	342,916
Enterprise Bancorp, Inc.	331	11,383
Enterprise Financial Services Corp.	3,837	203,553
Equity Bancshares, Inc., Class A *	2,190	85,979
Farmers & Merchants Bancorp, Inc./Archbold OH @	1,205	51,321
Farmers National Banc Corp.	6,489	99,282
FB Financial Corp.	630	24,683
FCB Financial Holdings, Inc., Class A *	6,632	314,357
Fidelity Southern Corp.	7,376	182,777
Financial Institutions, Inc.	5,054	158,696
First Bancorp, Inc.	3,442	99,715
First Bancorp/Puerto Rico *	35,131	319,692
First Bancorp/Southern Pines NC	4,576	185,374
First Busey Corp.	7,922	245,978
First Business Financial Services, Inc.	551	12,772
First Citizens Bancshares, Inc., Class A	305	137,945
First Commonwealth Financial Corp.	21,526	347,430
First Community Bancshares, Inc.	5,007	169,637
First Connecticut Bancorp, Inc.	2,745	81,115
First Financial Bancorp	22,565	670,180
First Financial Bankshares, Inc. @	13,804	815,816
First Financial Corp.	2,698	135,440
First Financial Northwest, Inc.	2,239	37,100
First Foundation, Inc. *	6,207	96,953
First Hawaiian, Inc.	1,200	32,592
First Horizon National Corp.	17,520	302,395
First Internet Bancorp	1,284	39,098
First Interstate Bancsystem, Inc.	6,668	298,726
First Merchants Corp.	8,330	374,767
First Mid-Illinois Bancshares, Inc.	500	20,165
First Midwest Bancorp, Inc.	18,632	495,425
First of Long Island Corp. (The)	5,134	111,665
Flushing Financial Corp.	7,140	174,216
FNB Corp.	24,564	312,454
Franklin Financial Network, Inc. *	2,740	107,134
Fulton Financial Corp.	44,920	747,918
German American Bancorp, Inc.	4,050	142,884
Glacier Bancorp, Inc.	19,481	839,436
Great Southern Bancorp, Inc.	3,742	207,120
Great Western Bancorp, Inc.	1,271	53,623
Green Bancorp, Inc.	5,182	114,522
Guaranty Bancorp	4,394	130,502
Hancock Whiteny Corp.	6,326	300,801
Hanmi Financial Corp.	8,053	200,520
HarborOne Bancorp, Inc. *	4,196	80,228
Heartland Financial USA, Inc.	5,400	313,470
Heritage Commerce Corp.	11,190	166,955
Heritage Financial Corp.	5,733	201,515
Hilltop Holdings, Inc.	25,969	523,795
Home Bancshares, Inc.	14,737	322,740
HomeTrust Bancshares, Inc. *	2,644	77,073
Hope Bancorp, Inc.	34,605	559,563
Horizon Bancorp, Inc.	9,114	180,001
Howard Bancorp, Inc. *	499	8,832
Iberiabank Corp.	4,398	357,777
Independent Bank Corp.	4,840	399,784
Independent Bank Group, Inc.	500	33,150
International Bancshares Corp.	15,750	708,750
Investors Bancorp, Inc.	2,762	33,890
Lakeland Bancorp, Inc.	6,732	121,513
Lakeland Financial Corp.	5,055	234,956
LegacyTexas Financial Group, Inc.	11,096	472,690
Live Oak Bancshares, Inc.	500	13,400
Macatawa Bank Corp.	10,065	117,861
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MB Financial, Inc.	15,151	$698,613
MBT Financial Corp.	5,012	56,636
Mercantile Bank Corp.	4,860	162,178
Midland States Bancorp, Inc.	1,086	34,861
Midsouth Bancorp, Inc.	3,530	54,362
MidWestOne Financial Group, Inc.	613	20,419
National Bank Holdings Corp., Class A	5,759	216,826
National Commerce Corp. *	1,943	80,246
NBT Bancorp, Inc.	9,449	362,653
Nicolet Bankshares, Inc. *	1,020	55,600
Northeast Bancorp	2,190	47,523
Northrim Bancorp, Inc.	2,391	99,346
OFG Bancorp	10,569	170,689
Old Line Bancshares, Inc.	3,023	95,648
Old National Bancorp	29,051	560,684
Old Second Bancorp, Inc.	2,244	34,670
Opus Bank	4,401	120,587
Pacific Mercantile Bancorp *	2,500	23,375
Pacific Premier Bancorp, Inc. *	6,414	238,601
PacWest Bancorp	6,913	329,404
Park National Corp.	3,450	364,182
Peapack Gladstone Financial Corp.	4,278	132,147
Penns Woods Bancorp, Inc.	1,159	50,359
People's United Financial, Inc.	20,348	348,358
People's Utah Bancorp	3,598	122,152
Peoples Bancorp, Inc.	4,491	157,320
Pinnacle Financial Partners, Inc.	2,726	163,969
Popular, Inc.	10,180	521,725
Preferred Bank	3,769	220,486
Premier Financial Bancorp, Inc.	1,726	31,914
Prosperity Bancshares, Inc.	2,637	182,876
QCR Holdings, Inc.	3,022	123,449
Renasant Corp.	8,712	359,022
Republic Bancorp, Inc., Class A	6,120	282,132
Republic First Bancorp, Inc. *	3,546	25,354
S&T Bancorp, Inc.	8,302	359,975
Sandy Spring Bancorp, Inc.	6,300	247,653
Seacoast Banking Corp. of Florida *	5,668	165,506
Select Bancorp, Inc. *	200	2,480
ServisFirst Bancshares, Inc.	6,378	249,699
Sierra Bancorp	4,469	129,154
Simmons First National Corp., Class A	15,870	467,371
South State Corp.	6,422	526,604
Southern First Bancshares, Inc. *	1,759	69,129
Southern National Bancorp of Virginia, Inc.	3,875	62,775
Southside Bancshares, Inc.	6,142	213,742
State Bank Financial Corp.	4,771	143,989
Sterling Bancorp	50,859	1,118,898
Stock Yards Bancorp, Inc.	4,336	157,397
Summit Financial Group, Inc.	392	9,098
Synovus Financial Corp.	2,957	135,401
TCF Financial Corp.	40,956	975,162
Texas Capital Bancshares, Inc. *	3,548	293,242
Tompkins Financial Corp.	2,420	196,480
TowneBank	6,582	203,055
Trico Bancshares	5,350	206,617
TriState Capital Holdings, Inc. *	6,765	186,714
Triumph Bancorp, Inc. *	4,016	153,411
Trustmark Corp.	17,352	583,895
UMB Financial Corp.	10,571	749,484
Umpqua Holdings Corp.	8,486	176,509
Union Bankshares Corp.	10,118	389,847
United Bankshares, Inc. @	11,450	416,207
United Community Banks, Inc.	15,888	443,116
Univest Corp. of Pennsylvania	6,110	161,609
Valley National Bancorp	57,348	645,165
Veritex Holdings, Inc. *	5,336	150,795
Washington Trust Bancorp, Inc.	3,000	165,900
Webster Financial Corp.	2,924	172,399
WesBanco, Inc.	11,283	502,996
West Bancorp, Inc.	5,527	129,884
Westamerica Bancorp	6,329	380,753
Western Alliance Bancorp *	2,991	170,158
Wintrust Financial Corp.	5,592	474,984
		47,235,427
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	14,023	452,242
ACCO Brands Corp.	26,340	297,642
ARC Document Solutions, Inc. *	5,486	15,580
Brady Corp., Class A	11,602	507,588
Brink's Co. (The)	7,356	513,081
Casella Waste Systems, Inc., Class A *	14,775	458,912
Ceco Environmental Corp.	4,211	33,183
Cimpress NV *	6,915	944,658
Civeo Corp. *	16,915	70,197
Clean Harbors, Inc. *	12,448	891,028
Covanta Holding Corp.	31,607	513,614
Deluxe Corp.	9,989	568,774
Document Security Systems, Inc. *@	6,484	6,873
Ennis, Inc.	5,800	118,610
Essendant, Inc.	9,904	126,969
Healthcare Services Group, Inc. @	7,841	318,501
Heritage-Crystal Clean, Inc. *	3,229	68,939
Herman Miller, Inc.	14,286	548,582
HNI Corp.	11,460	506,990
Hudson Technologies, Inc. *@	13,375	17,120
Interface, Inc.	19,482	454,905
Kimball International, Inc., Class B	13,178	220,732
Knoll, Inc.	12,851	301,356
LSC Communications, Inc.	4,787	52,944
Matthews International Corp., Class A	8,044	403,407
Mcgrath Rentcorp	5,300	288,691
Mobile Mini, Inc.	13,104	574,610
MSA Safety, Inc.	8,900	947,316
Multi-Color Corp.	4,321	268,982
NL Industries, Inc. *	7,891	47,346
Pico Holdings, Inc. *	2,830	35,517
Pitney Bowes, Inc.	4,177	29,573
Quad/Graphics, Inc.	4,591	95,676
SP Plus Corp. *	5,458	199,217
Steelcase, Inc., Class A	26,730	494,505
Stericycle, Inc. *	1,600	93,888
Team, Inc. *@	6,603	148,568
Tetra Tech, Inc.	15,308	1,045,536
UniFirst Corp.	3,000	520,950
US Ecology, Inc.	5,445	401,569
Viad Corp.	4,500	266,625
Virco Manufacturing Corp.	2,494	12,096
VSE Corp.	2,564	84,945
		13,968,037

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Communications Equipment — 1.4%
Acacia Communications, Inc. *	545	$22,547
ADTRAN, Inc.	15,860	279,929
Applied Optoelectronics, Inc. *@	4,381	108,036
ARRIS International PLC *	5,388	140,034
BK Technologies, Inc.	2,000	8,100
Black Box Corp. *	7,012	7,222
CalAmp Corp. *	8,914	213,580
Ciena Corp. *	27,004	843,605
Clearfield, Inc. *	3,231	43,457
CommScope Holding Co., Inc. *	2,387	73,424
Communications Systems, Inc.	1,418	3,970
Comtech Telecommunications Corp.	5,725	207,646
Digi International, Inc. *	7,600	102,220
EMCORE Corp. *	4,428	21,033
Finisar Corp. *@	25,900	493,395
Harmonic, Inc. *	10,330	56,815
Infinera Corp. *	22,351	163,162
InterDigital, Inc.	9,067	725,360
KVH Industries, Inc. *	5,534	72,495
Lantronix, Inc. *	1,100	4,477
Lumentum Holdings, Inc. *@	5,125	307,244
NETGEAR, Inc. *	8,086	508,205
NetScout Systems, Inc. *	12,873	325,043
Network-1 Technologies, Inc.	1,343	3,626
Oclaro, Inc. *	7,713	68,954
Optical Cable Corp. *	374	2,281
PC-Tel, Inc. *	4,100	19,065
Plantronics, Inc.	8,418	507,605
Ribbon Communications, Inc. *	13,960	95,347
Tessco Technologies, Inc.	1,000	15,250
Ubiquiti Networks, Inc. @	1,816	179,530
Viasat, Inc. *@	4,646	297,112
Viavi Solutions, Inc. *	33,947	384,959
		6,304,728
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	33,955
Avid Technology, Inc. *	14,913	88,434
CCUR Holdings, Inc.	1,362	6,606
Cray, Inc. *	9,462	203,433
Diebold Nixdorf, Inc. @	5,013	22,558
Eastman Kodak Co. *@	2,112	6,547
Electronics for Imaging, Inc. *	10,234	348,775
Intevac, Inc. *	4,883	25,392
Pure Storage, Inc., Class A *	5,700	147,915
Super Micro Computer, Inc. *	11,510	237,221
Transact Technologies, Inc.	1,515	21,816
		1,142,652
Construction & Engineering — 1.4%
AECOM *	6,494	212,094
Aegion Corp. *	7,119	180,680
Ameresco, Inc., Class A *	6,298	85,968
Argan, Inc.	1,886	81,098
Comfort Systems USA, Inc.	8,930	503,652
Dycom Industries, Inc. *	8,566	724,684
EMCOR Group, Inc.	9,013	676,966
Fluor Corp.	909	52,813
Goldfield Corp. (The) *	11,707	49,755
Granite Construction, Inc.	10,531	481,267
Great Lakes Dredge & Dock Corp. *	17,460	108,252
IES Holdings, Inc. *	6,062	118,209
KBR, Inc.	27,114	572,919
MasTec, Inc. *	7,480	333,982
MYR Group, Inc. *	5,036	164,375
Northwest Pipe Co. *	3,331	65,787
NV5 Global, Inc. *	2,453	212,675
Orion Marine Group, Inc. *	3,431	25,904
Primoris Services Corp.	16,878	418,912
Quanta Services, Inc. *	5,826	194,472
Sterling Construction Co., Inc. *	8,350	119,572
Tutor Perini Corp. *	10,146	190,745
Valmont Industries, Inc.	5,127	710,089
		6,284,870
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	122,660
Forterra, Inc. *@	1,512	11,280
Summit Materials, Inc., Class A *@	5,300	96,354
United States Lime & Minerals, Inc.	1,679	132,557
US Concrete, Inc. *@	3,055	140,072
		502,923
Consumer Finance — 1.2%
Atlanticus Holdings Corp. *	5,476	16,209
Consumer Portfolio Services, Inc. *	7,272	26,906
Credit Acceptance Corp. *	322	141,059
Encore Capital Group, Inc. *	6,224	223,130
Enova International, Inc. *	13,315	383,472
Ezcorp, Inc., Class A *@	14,462	154,743
FirstCash, Inc.	13,459	1,103,638
Green Dot Corp., Class A *	12,631	1,121,885
LendingClub Corp. *@	41,757	162,017
Navient Corp.	25,118	338,591
Nelnet, Inc., Class A	9,109	520,762
OneMain Holdings, Inc. *	8,524	286,492
PRA Group, Inc. *@	11,293	406,548
Regional Management Corp. *	3,472	100,098
SLM Corp. *	5,461	60,890
World Acceptance Corp. *	3,404	389,281
		5,435,721
Containers & Packaging — 0.5%
AptarGroup, Inc.	2,585	278,508
Bemis Co., Inc.	2,270	110,322
Berry Plastics Group, Inc. *	3,917	189,544
Crown Holdings, Inc. *	4,548	218,304
Graphic Packaging Holding Co.	7,664	107,373
Greif, Inc., Class B	1,193	68,776
Greif, Inc., Class A	5,187	278,334
Myers Industries, Inc.	11,631	270,421
Sealed Air Corp.	6,734	270,370
Silgan Holdings, Inc.	16,218	450,860
Sonoco Products Co.	870	48,285
UFP Technologies, Inc. *	913	33,553
		2,324,650
Distributors — 0.2%
Core-Mark Holding Co., Inc.	10,550	358,278
Pool Corp.	2,619	437,059
Weyco Group, Inc.	1,489	52,383
		847,720
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	15,103	727,965
American Public Education, Inc. *	5,960	196,978
Ascent Capital Group, Inc., Class A *	5,125	9,071
Bridgepoint Education, Inc. *	3,315	33,680
Bright Horizons Family Solutions, Inc. *	2,527	297,782
Cambium Learning Group, Inc. *	2,973	35,200
Career Education Corp. *	24,321	363,112
Carriage Services, Inc.	5,101	109,927

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Collectors Universe, Inc.	1,790	$26,492
Graham Holdings Co., Class B	523	302,974
Grand Canyon Education, Inc. *	8,480	956,544
H&R Block, Inc.	5,826	150,019
Houghton Mifflin Harcourt Co. *	14,959	104,713
K12, Inc. *	10,696	189,319
Regis Corp. *	10,591	216,374
Service Corp. International	4,000	176,800
ServiceMaster Global Holdings, Inc. *	5,420	336,203
Sotheby's *	14,093	693,235
Strategic Education, Inc.	5,403	740,373
Universal Technical Institute, Inc. *	5,900	15,694
Weight Watchers International, Inc. *	6,398	460,592
		6,143,047
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,856	24,165
Cannae Holdings, Inc. *	4,237	88,765
Marlin Business Services Corp.	4,578	132,075
On Deck Capital, Inc. *	14,292	108,191
		353,196
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc. *	2,448	4,015
ATN International, Inc.	3,600	265,968
Cincinnati Bell, Inc. *	6,675	106,466
Cogent Communications Holdings, Inc.	11,951	666,866
Consolidated Communications Holdings, Inc. @	8,637	112,626
IDT Corp., Class B *	6,820	36,419
Intelsat SA *	9,952	298,560
Orbcomm, Inc. *	17,501	190,061
Vonage Holdings Corp. *	52,898	749,036
		2,430,017
Electric Utilities — 1.0%
Allete, Inc.	12,640	948,126
El Paso Electric Co.	11,005	629,486
Genie Energy Ltd., Class B	4,900	26,460
Hawaiian Electric Industries, Inc.	8,115	288,813
IDACORP, Inc.	3,214	318,925
MGE Energy, Inc.	7,437	474,853
OGE Energy Corp.	4,121	149,675
Otter Tail Corp.	8,433	403,941
PNM Resources, Inc.	20,971	827,306
Portland General Electric Co.	6,399	291,858
Spark Energy, Inc., Class A @	2,000	16,500
		4,375,943
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	3,705	201,663
Atkore International Group, Inc. *	14,665	389,062
AZZ, Inc.	5,993	302,647
Babcock & Wilcox Enterprises, Inc. *	40,918	42,146
Encore Wire Corp.	4,184	209,618
EnerSys	12,065	1,051,223
Espey Manufacturing & Electronics Corp.	565	16,885
Generac Holdings, Inc. *	15,486	873,565
Hubbell, Inc.	621	82,947
LSI Industries, Inc.	3,137	14,430
Powell Industries, Inc.	3,021	109,542
Preformed Line Products Co.	1,398	98,251
Regal Beloit Corp.	6,159	507,810
Sunrun, Inc. *@	8,165	101,573
Thermon Group Holdings, Inc. *	7,945	204,822
TPI Composites, Inc. *	564	16,102
Ultralife Corp. *	3,600	29,340
Vicor Corp. *	7,156	329,176
		4,580,802
Electronic Equipment, Instruments & Components — 3.1%
Anixter International, Inc. *	10,909	766,903
Arrow Electronics, Inc. *	768	56,617
Avnet, Inc.	5,920	265,038
AVX Corp.	15,493	279,649
Badger Meter, Inc.	8,072	427,412
Bel Fuse, Inc., Class B	3,168	83,952
Belden, Inc. @	10,515	750,876
Benchmark Electronics, Inc.	7,901	184,883
Coherent, Inc. *@	520	89,539
Control4 Corp. *	5,091	174,774
CTS Corp.	8,726	299,302
Daktronics, Inc.	14,880	116,659
Data I/O Corp. *	4,458	23,315
Electro Scientific Industries, Inc. *	9,034	157,643
ePlus, Inc. *	2,400	222,480
Fabrinet *	9,194	425,314
FARO Technologies, Inc. *	4,145	266,731
Frequency Electronics, Inc. *	1,400	14,518
IEC Electronics Corp. *	800	4,216
II-VI, Inc. *	15,632	739,394
Insight Enterprises, Inc. *	9,272	501,523
Itron, Inc. *	9,844	631,985
Kemet Corp. *	14,541	269,736
Key Tronic Corp. *	1,700	13,005
Kimball Electronics, Inc. *	5,879	115,522
Knowles Corp. *	11,920	198,110
LightPath Technologies, Inc., Class A *@	4,009	8,078
Littelfuse, Inc.	4,934	976,389
Maxwell Technologies, Inc. *@	7,005	24,447
Mesa Laboratories, Inc.	965	179,123
Methode Electronics, Inc.	9,109	329,746
MTS Systems Corp.	3,800	208,050
NAPCO Security Technologies, Inc. *	4,850	72,508
National Instruments Corp.	5,262	254,313
Novanta, Inc. *	4,922	336,665
OSI Systems, Inc. *	5,346	407,953
PAR Technology Corp. *@	3,000	66,660
Park Electrochemical Corp.	6,063	118,168
PC Connection, Inc.	6,200	241,118
PCM, Inc. *	5,438	106,313
Perceptron, Inc. *	1,100	10,725
Plexus Corp. *	8,263	483,468
Richardson Electronics Ltd.	2,700	23,679
Rogers Corp. *	3,742	551,271
Sanmina Corp. *	16,932	467,323
Scansource, Inc. *	6,290	250,971
SYNNEX Corp.	695	58,867
Tech Data Corp. *	4,480	320,634
TTM Technologies, Inc. *	20,635	328,303
Vishay Intertechnology, Inc.	34,292	697,842
Vishay Precision Group, Inc. *	4,187	156,594
Wayside Technology Group, Inc.	315	4,064

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Zebra Technologies Corp., Class A *	1,204	$212,903
		13,975,271
Energy Equipment & Services — 1.6%
Archrock, Inc.	21,713	264,899
Basic Energy Services, Inc. *	3,202	31,988
Bristow Group, Inc. *@	4,322	52,426
CARBO Ceramics, Inc. *	4,505	32,661
Core Laboratories NV @	2,189	253,552
Dawson Geophysical Co. *	2,775	17,177
Diamond Offshore Drilling, Inc. *	20,830	416,600
Dril-Quip, Inc. *	9,369	489,530
Ensco PLC @	47,451	400,486
Era Group, Inc. *	8,463	104,518
Exterran Corp. *	10,006	265,459
Forum Energy Technologies, Inc. *	13,194	136,558
Frank's International NV	12,111	105,123
Geospace Technologies Corp. *	1,646	22,550
Gulf Island Fabrication, Inc.	1,823	18,139
Helix Energy Solutions Group, Inc. *	17,953	177,376
Hornbeck Offshore Services, Inc. *@	9,178	53,967
ION Geophysical Corp. *	1,706	26,528
KLX Energy Services Holdings, Inc. *	3,833	122,694
Matrix Service Co. *	6,910	170,331
McDermott International, Inc. *@	19,039	350,889
Mitcham Industries, Inc. *	2,601	10,794
Nabors Industries Ltd. @	50,859	313,291
Natural Gas Services Group, Inc. *	3,685	77,754
Newpark Resources, Inc. *	23,842	246,765
Noble Corp. PLC *@	29,917	210,317
Oceaneering International, Inc.	19,653	542,423
Oil States International, Inc. *	7,268	241,298
Patterson-UTI Energy, Inc.	599	10,249
PHI, Inc. *	2,300	21,482
Pioneer Energy Services Corp. *	29,293	86,414
RigNet, Inc. *	2,347	47,761
Rowan Cos. PLC, Class A *	21,417	403,282
SEACOR Holdings, Inc. *	4,782	236,279
SEACOR Marine Holdings, Inc. *	5,046	114,191
Superior Energy Services, Inc. *	18,698	182,119
Tetra Technologies, Inc. *	15,222	68,651
Transocean Ltd. *@	46,000	641,700
U.S. Silica Holdings, Inc. @	13,442	253,113
Unit Corp. *	6,551	170,719
		7,392,053
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A @	6,707	137,493
Ballantyne Strong, Inc. *	3,464	13,856
Cinemark Holdings, Inc.	489	19,658
Global Eagle Entertainment, Inc. *@	2,123	5,987
Glu Mobile, Inc. *	14,543	108,345
IMAX Corp. *	4,817	124,279
Lions Gate Entertainment Corp., Class A	2,540	61,951
Lions Gate Entertainment Corp., Class B @	3,321	77,379
Madison Square Garden Co. (The), Class A *	300	94,596
Marcus Corp. (The)	4,500	189,225
Reading International, Inc., Class A *	4,951	78,226
Rosetta Stone, Inc. *	4,575	90,997
World Wrestling Entertainment, Inc., Class A	625	60,456
Zynga, Inc., Class A *	155,342	622,921
		1,685,369
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	6,913	260,275
Chefs' Warehouse Inc. (The) *	7,751	281,749
Ingles Markets, Inc., Class A	2,846	97,476
Natural Grocers by Vitamin Cottage, Inc. *	2,710	45,772
Performance Food Group Co. *	1,300	43,290
PriceSmart, Inc.	7,615	616,434
Smart & Final Stores, Inc. *	6,519	37,158
SpartanNash Co.	8,657	173,659
Sprouts Farmers Market, Inc. *	8,100	222,021
SUPERVALU, Inc. *	4,655	149,984
United Natural Foods, Inc. *	8,554	256,192
Village Super Market, Inc., Class A	2,388	64,954
Weis Markets, Inc.	6,390	277,326
		2,526,290
Food Products — 1.4%
B&G Foods, Inc. @	23,846	654,573
Cal-Maine Foods, Inc.	10,494	506,860
Calavo Growers, Inc. @	5,041	486,961
Coffee Holding Co., Inc. *	600	2,652
Darling Ingredients, Inc. *	37,935	732,904
Dean Foods Co.	11,073	78,618
Farmer Bros. Co. *	4,956	130,838
Flowers Foods, Inc.	3,978	74,230
Fresh Del Monte Produce, Inc.	13,192	447,077
Hostess Brands, Inc. *	4,664	51,630
J&J Snack Foods Corp.	4,900	739,361
John B. Sanfilippo & Son, Inc.	2,650	189,157
Lancaster Colony Corp.	5,159	769,774
Landec Corp. *	9,074	130,666
Lifeway Foods, Inc. *	3,800	10,108
Limoneira Co.	2,072	54,100
Post Holdings, Inc. *	1,658	162,550
Rocky Mountain Chocolate Factory, Inc.	1,260	12,915
Sanderson Farms, Inc. @	6,194	640,274
Seneca Foods Corp., Class A *	2,138	72,051
Tootsie Roll Industries, Inc. @	8,207	240,055
TreeHouse Foods, Inc. *	225	10,766
		6,198,120
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	3,064	257,070
National Fuel Gas Co.	2,585	144,915
New Jersey Resources Corp.	19,713	908,769
Northwest Natural Holding Co.	6,553	438,396
ONE Gas, Inc.	9,334	768,001
RGC Resources, Inc.	600	16,026
South Jersey Industries, Inc. @	17,084	602,553
Southwest Gas Corp.	4,554	359,903
Spire, Inc.	11,344	834,351
		4,329,984
Health Care Equipment & Supplies — 3.7%
Accuray, Inc. *	14,711	66,199
Angiodynamics, Inc. *	8,960	194,790
Anika Therapeutics, Inc. *	4,206	177,409
Apollo Endosurgery, Inc. *@	1,905	13,659
Atrion Corp.	599	416,185
Avanos Medical, Inc. *	9,638	660,203
Cantel Medical Corp.	10,310	949,139
Conmed Corp.	7,150	566,423
CryoLife, Inc. *	12,089	425,533
Cutera, Inc. *	3,187	103,737

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
DexCom, Inc. *	4,670	$667,997
Electromed, Inc. *	2,929	19,038
FONAR Corp. *	2,792	69,521
Globus Medical, Inc., Class A *	18,325	1,040,127
Haemonetics Corp. *	12,126	1,389,397
Heska Corp. *	1,387	157,161
ICU Medical, Inc. *	3,065	866,629
Inogen, Inc. *	3,628	885,667
Insulet Corp. *@	2,127	225,356
Integer Holdings Corp. *	7,181	595,664
Integra LifeSciences Holdings Corp. *	16,147	1,063,603
IntriCon Corp. *	1,000	56,200
Invacare Corp. @	9,456	137,585
Iridex Corp. *	671	4,261
Lantheus Holdings, Inc. *	10,055	150,322
LeMaitre Vascular, Inc.	6,688	259,093
LivaNova PLC *	5,780	716,547
Masimo Corp. *	3,574	445,106
Meridian Bioscience, Inc.	15,309	228,104
Merit Medical Systems, Inc. *	11,860	728,797
Misonix, Inc. *	2,200	40,700
Natus Medical, Inc. *	7,664	273,222
Neogen Corp. *	7,090	507,148
NuVasive, Inc. *	9,715	689,571
Nuvectra Corp. *	4,525	99,459
OraSure Technologies, Inc. *	14,221	219,714
Orthofix Medical, Inc. *	3,915	226,326
Penumbra, Inc. *	568	85,030
Quidel Corp. *	7,203	469,419
RTI Surgical, Inc. *	15,534	69,903
SeaSpine Holdings Corp. *	2,964	46,120
SurModics, Inc. *	4,156	310,245
Utah Medical Products, Inc.	831	78,280
Varex Imaging Corp. *	2,200	63,052
West Pharmaceutical Services, Inc.	1,000	123,470
		16,581,111
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *@	4,406	155,091
Addus HomeCare Corp. *	3,267	229,180
Amedisys, Inc. *	13,387	1,672,840
American Renal Associates Holdings, Inc. *	3,424	74,130
AMN Healthcare Services, Inc. *	12,615	690,040
BioScrip, Inc. *	9,341	28,957
BioTelemetry, Inc. *	9,637	621,105
Brookdale Senior Living, Inc. *	15,683	154,164
Capital Senior Living Corp. *	10,327	97,487
Chemed Corp.	4,206	1,344,153
Civitas Solutions, Inc. *	2,842	41,920
Corvel Corp. *	5,100	307,275
Cross Country Healthcare, Inc. *	10,203	89,072
CynergisTek, Inc. *	2,905	11,184
Digirad Corp.	2,100	3,150
Diplomat Pharmacy, Inc. *@	7,290	141,499
Ensign Group, Inc. (The)	12,996	492,808
HealthEquity, Inc. *	7,664	723,558
LHC Group, Inc. *	7,449	767,173
LifePoint Health, Inc. *	11,178	719,863
Magellan Health, Inc. *	6,956	501,180
Medcath Corp. *§~	3,122	—
MEDNAX, Inc. *	2,085	97,286
Molina Healthcare, Inc. *	2,071	307,958
National Healthcare Corp.	3,000	226,110
National Research Corp., Class A	5,162	199,253
Owens & Minor, Inc.	7,490	123,735
Patterson Cos., Inc. @	6,194	151,443
Premier, Inc., Class A *	1,300	59,514
Providence Service Corp. (The) *	4,498	302,625
Psychemedics Corp.	2,439	45,878
Quorum Health Corp. *	9,002	52,752
R1 RCM, Inc. *	12,119	123,129
RadNet, Inc. *	14,650	220,482
Select Medical Holdings Corp. *	33,903	623,815
Surgery Partners, Inc. *	1,077	17,771
Tenet Healthcare Corp. *	16,691	475,026
Tivity Health, Inc. *@	9,735	312,980
Triple-S Management Corp., Class B *	5,369	101,420
U.S. Physical Therapy, Inc.	2,650	314,290
		12,621,296
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. *	63,732	908,181
athenahealth, Inc. *	1,140	152,304
Computer Programs & Systems, Inc.	2,670	71,689
Evolent Health, Inc., Class A *@	3,026	85,938
HealthStream, Inc.	7,364	228,358
HMS Holdings Corp. *	20,254	664,534
Medidata Solutions, Inc. *	1,212	88,852
NextGen Healthcare, Inc. *	14,776	296,702
Omnicell, Inc. *	8,824	634,446
Simulations Plus, Inc.	3,432	69,326
		3,200,330
Hotels, Restaurants & Leisure — 3.6%
BBX Capital Corp.	2,088	15,493
Belmond Ltd., Class A *	22,738	414,968
Biglari Holdings, Inc., Class A *	7	6,454
Biglari Holdings, Inc., Class B *	74	13,420
BJ's Restaurants, Inc.	7,002	505,544
Bloomin' Brands, Inc.	28,774	569,437
Bojangles', Inc. *	3,962	62,203
Brinker International, Inc. @	14,448	675,155
Carrols Restaurant Group, Inc. *	12,779	186,573
Cheesecake Factory, Inc. (The)	12,568	672,891
Choice Hotels International, Inc.	10,908	908,636
Churchill Downs, Inc.	1,439	399,610
Chuy's Holdings, Inc. *	5,251	137,839
Cracker Barrel Old Country Store, Inc. @	3,034	446,392
Dave & Buster's Entertainment, Inc.	8,459	560,155
Del Frisco's Restaurant Group, Inc. *	2,470	20,501
Del Taco Restaurants, Inc. *	11,150	131,681
Denny's Corp. *	20,830	306,618
DineEquity, Inc. @	1,757	142,862
Dover Motorsports, Inc.	4,000	8,600
Drive Shack, Inc. *	17,393	103,662
Dunkin' Brands Group, Inc.	5,347	394,181
El Pollo Loco Holdings, Inc. *	4,284	53,764
Eldorado Resorts, Inc. *@	7,498	364,403
Extended Stay America, Inc.	8,000	161,840
Famous Dave's of America, Inc. *@	2,602	17,043
Fiesta Restaurant Group, Inc. *	8,023	214,615
Habit Restaurants, Inc. (The), Class A *	2,386	38,057
Hilton Grand Vacations, Inc. *	559	18,503

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
International Game Technology PLC @	969	$19,138
Jack in the Box, Inc.	8,843	741,309
Lindblad Expeditions Holdings, Inc. *	9,143	135,956
Luby's, Inc. *	7,260	12,342
Marriott Vacations Worldwide Corp.	11,562	1,292,053
Monarch Casino & Resort, Inc. *	1,490	67,721
Nathan's Famous, Inc.	1,394	114,866
Papa John's International, Inc. @	12,036	617,206
Papa Murphy's Holdings, Inc. *	672	3,488
Penn National Gaming, Inc. *	8,352	274,948
Pinnacle Entertainment, Inc. *	8,372	282,053
Planet Fitness, Inc. Class A *	14,937	807,046
Playa Hotels & Resorts NV *	1,000	9,630
Potbelly Corp. *	6,131	75,411
RCI Hospitality Holdings, Inc.	2,209	65,408
Red Lion Hotels Corp. *	7,375	92,187
Red Robin Gourmet Burgers, Inc. *@	4,318	173,368
Ruth's Hospitality Group, Inc.	10,142	319,980
Scientific Games Corp., Class A *	900	22,860
SeaWorld Entertainment, Inc. *	3,757	118,083
Shake Shack, Inc., Class A *	2,567	161,747
Six Flags Entertainment Corp. @	2,932	204,712
Sonic Corp.	13,946	604,420
Speedway Motorsports, Inc.	4,469	79,772
Texas Roadhouse, Inc.	17,624	1,221,167
Town Sports International Holdings, Inc. *	8,000	69,200
Wendy's Co. (The)	49,718	852,167
Wingstop, Inc.	2,302	157,158
		16,146,496
Household Durables — 1.7%
AV Homes, Inc. *@	4,112	82,240
Bassett Furniture Industries, Inc.	2,600	55,250
Beazer Homes USA, Inc. *	1,643	17,252
Cavco Industries, Inc. *	2,107	533,071
Century Communities, Inc. *	5,284	138,705
CSS Industries, Inc.	2,100	29,883
Dixie Group, Inc. (The) *	1,200	1,920
Ethan Allen Interiors, Inc.	8,443	175,192
Flexsteel Industries, Inc.	1,493	44,402
Green Brick Partners, Inc. *	4,024	40,642
Hamilton Beach Brands Holding Co., Class A	2,000	43,880
Helen of Troy Ltd. *	7,429	972,456
Hooker Furniture Corp.	2,500	84,500
Installed Building Products, Inc. *	6,010	234,390
iRobot Corp. *@	6,627	728,440
KB Home	22,962	549,021
La-Z-Boy, Inc.	12,996	410,674
Leggett & Platt, Inc.	1,783	78,078
Libbey, Inc.	7,340	64,225
Lifetime Brands, Inc.	3,200	34,880
M.D.C. Holdings, Inc.	12,074	357,149
M/I Homes, Inc. *	5,641	134,989
Meritage Homes Corp. *	10,314	411,529
New Home Co., Inc. (The) *	3,433	27,670
Orleans Homebuilders, Inc. @§~	4,953	—
Skyline Champion Corp.	2,906	83,024
Taylor Morrison Home Corp., Class A *	9,818	177,117
Tempur Sealy International, Inc. *@	6,494	343,533
Toll Brothers, Inc.	7,458	246,338
TopBuild Corp. *	4,720	268,190
TRI Pointe Group, Inc. *	35,203	436,517
Tupperware Brands Corp.	11,712	391,766
Universal Electronics, Inc. *	3,832	150,789
William Lyon Homes, Class A *	5,111	81,214
ZAGG, Inc. *	6,699	98,810
		7,527,736
Household Products — 0.5%
Central Garden & Pet Co. *@	3,317	119,544
Central Garden & Pet Co., Class A *	7,899	261,773
Energizer Holdings, Inc.	11,460	672,129
Orchids Paper Products Co. *@	2,619	8,643
Spectrum Brands Holdings, Inc.	3,776	282,143
WD-40 Co. @	4,702	809,214
		2,153,446
Independent Power Producers & Energy Traders — 0.3%
AES Corp.	2,079	29,106
Atlantica Yield PLC	1,800	37,044
Clearway Energy, Inc., Class A	6,260	119,190
Clearway Energy, Inc., Class C	11,658	224,417
Ormat Technologies, Inc.	8,775	474,815
Pattern Energy Group, Inc.	11,892	236,294
TerraForm Power, Inc., Class A	1,900	21,945
		1,142,811
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	1,200	146,160
Raven Industries, Inc.	9,755	446,291
		592,451
Insurance — 4.0%
Ambac Financial Group, Inc. *^^	10,842	221,394
American Equity Investment Life Holding Co.	23,614	834,991
American National Insurance Co.	1,527	197,426
AMERISAFE, Inc.	6,879	426,154
AmTrust Financial Services, Inc.	13,360	193,987
Argo Group International Holdings Ltd.	8,037	506,733
Aspen Insurance Holdings Ltd.	18,484	772,631
Assured Guaranty Ltd.	2,909	122,847
Atlas Financial Holdings, Inc. *	1,218	12,241
Axis Capital Holdings Ltd.	2,482	143,236
Brighthouse Financial, Inc. *	2,000	88,480
Citizens, Inc. *	11,958	100,447
CNO Financial Group, Inc.	45,733	970,454
Crawford & Co., Class B	4,945	45,543
Crawford & Co., Class A	10,528	94,752
Donegal Group, Inc., Class A	5,984	85,033
eHealth, Inc. *	4,939	139,576
EMC Insurance Group, Inc.	5,700	140,904
Employers Holdings, Inc.	8,660	392,298
Enstar Group Ltd. *	1,353	282,100
Erie Indemnity Co., Class A	856	109,166
FBL Financial Group, Inc., Class A	6,270	471,817
FedNat Holding Co.	4,368	111,297
First Acceptance Corp. *	9,380	10,806
First American Financial Corp.	4,800	247,632
Genworth Financial, Inc., Class A *	14,918	62,208
Global Indemnity Ltd.	3,524	132,855
Greenlight Capital Re Ltd., Class A *	9,364	116,114
Hallmark Financial Services, Inc. *	5,700	62,700
Hanover Insurance Group, Inc. (The)	1,341	165,439
HCI Group, Inc.	3,024	132,300
Health Insurance Innovations, Inc., Class A *	1,669	102,894
Heritage Insurance Holdings, Inc. @	3,869	57,339
Horace Mann Educators Corp.	9,539	428,301

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Insurance (Continued)
Independence Holding Co.	3,520	$126,368
Investors Title Co.	393	65,985
James River Group Holdings Ltd.	829	35,332
Kemper Corp.	19,148	1,540,457
Kingstone Cos, Inc.	2,759	52,421
Kinsale Capital Group, Inc.	400	25,544
Maiden Holdings Ltd.	18,753	53,446
MBIA, Inc. *@	29,495	315,301
Mercury General Corp.	12,090	606,434
National General Holdings Corp.	17,357	465,862
Navigators Group, Inc. (The)	7,200	497,520
Old Republic International Corp.	17,068	381,982
Primerica, Inc.	10,078	1,214,903
ProAssurance Corp.	11,624	545,747
Protective Insurance Corp.	1,818	41,723
RenaissanceRe Holdings Ltd.	1,502	200,637
RLI Corp.	12,592	989,479
Safety Insurance Group, Inc.	3,796	340,122
Selective Insurance Group, Inc.	13,673	868,235
State Auto Financial Corp.	9,300	284,022
Stewart Information Services Corp.	5,055	227,526
Third Point Reinsurance Ltd. *	655	8,515
Unico American Corp. *	1,700	11,985
United Fire Group, Inc.	6,100	309,697
United Insurance Holdings Corp. @	9,819	219,749
Universal Insurance Holdings, Inc.	12,620	612,701
White Mountains Insurance Group Ltd.	28	26,204
		18,049,992
Interactive Media & Services — 0.2%
ANGI Homeservices, Inc., Class A *@	2,836	66,589
DHI Group, Inc. *	8,881	18,650
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	51,797
Meet Group, Inc. (The) *	26,238	129,878
QuinStreet, Inc. *	5,714	77,539
Travelzoo, Inc. *	2,482	29,412
TripAdvisor, Inc. *	2,162	110,413
XO Group, Inc. *	6,998	241,291
Yelp, Inc. *	812	39,951
Zedge, Inc., Class B *	2,411	4,798
		770,318
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A *	12,723	150,131
Etsy, Inc. *	4,515	231,981
FTD Cos., Inc. *	7,083	18,628
Gaia, Inc. *@	1,407	21,668
Groupon, Inc. *@	8,500	32,045
Liberty Expedia Holdings, Inc., Class A *	1,750	82,320
Liquidity Services, Inc. *	11,034	70,066
NutriSystem, Inc. @	7,768	287,804
Overstock.com, Inc. *@	4,366	120,938
PetMed Express, Inc. @	6,065	200,206
Shutterfly, Inc. *	9,772	643,877
Shutterstock, Inc.	4,226	230,655
Stamps.com, Inc. *	2,543	575,227
		2,665,546
IT Services — 2.5%
Booz Allen Hamilton Holding Corp.	8,116	402,797
CACI International, Inc., Class A *	6,111	1,125,341
Carbonite, Inc. *	7,780	277,357
Cardtronics PLC, Class A *	5,567	176,140
Cass Information Systems, Inc.	3,034	197,574
Computer Task Group, Inc. *	4,027	21,021
Conduent, Inc. *	2,819	63,484
Convergys Corp.	23,323	553,688
CoreLogic, Inc. *	4,731	233,759
CSG Systems International, Inc.	9,625	386,347
Edgewater Technology, Inc. *	2,300	11,546
Endurance International Group Holdings, Inc. *	1,300	11,440
EPAM Systems, Inc. *	2,126	292,750
Euronet Worldwide, Inc. *	1,100	110,242
Everi Holdings, Inc. *	4,400	40,348
ExlService Holdings, Inc. *	9,262	613,144
GTT Communications, Inc. *@	7,000	303,800
Hackett Group, Inc. (The)	7,235	145,785
Internap Corp. *@	3,747	47,325
Limelight Networks, Inc. *	30,307	152,141
Liveramp Hldgs, Inc.	28,195	1,393,115
Luxoft Holding, Inc. *	600	28,410
Mantech International Corp., Class A	5,860	370,938
MoneyGram International, Inc. *	6,731	36,011
NIC, Inc.	16,603	245,724
Okta, Inc. *	2,800	197,008
Perficient, Inc. *	9,692	258,292
PFSweb, Inc. *	6,940	51,356
PRGX Global, Inc. *	4,649	40,446
Sabre Corp.	7,908	206,241
Science Applications International Corp.	11,148	898,529
ServiceSource International, Inc. *	10,651	30,355
Steel Connect, Inc. *	6,850	14,591
SYKES Enterprises, Inc. *	11,744	358,075
Syntel, Inc. *	3,554	145,643
Teradata Corp. *	3,316	125,046
Travelport Worldwide Ltd.	21,337	359,955
TTEC Holdings, Inc.	11,596	300,336
Twilio, Inc., Class A *	1,805	155,735
Virtusa Corp. *	8,074	433,655
Web.com Group, Inc. *	14,150	394,785
		11,210,275
Leisure Equipment & Products — 0.5%
American Outdoor Brands Corp. *	11,555	179,449
Brunswick Corp.	1,501	100,597
Callaway Golf Co.	21,022	510,624
Clarus Corp.	1,900	20,995
Escalade, Inc.	1,950	25,058
Jakks Pacific, Inc. *@	5,129	13,079
Johnson Outdoors, Inc., Class A	1,000	92,990
Malibu Boats, Inc., Class A *	4,760	260,467
Marine Products Corp.	4,652	106,484
Mattel, Inc. @	11,512	180,738
MCBC Holdings, Inc. *	2,852	102,330
Nautilus, Inc. *	10,601	147,884
Polaris Industries, Inc.	1,300	131,235
Sturm Ruger & Co., Inc.	3,216	222,065
Vista Outdoor, Inc. *	4,965	88,824
		2,182,819
Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.	815	166,350

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Bruker Corp.	2,743	$91,753
Cambrex Corp. *	7,454	509,854
Enzo Biochem, Inc. *	16,338	67,312
Harvard Bioscience, Inc. *	10,123	53,146
Luminex Corp.	10,896	330,258
NeoGenomics, Inc. *	4,184	64,224
PRA Health Sciences, Inc. *	1,931	212,777
Syneos Health, Inc. *	2,308	118,977
		1,614,651
Machinery — 5.5%
Actuant Corp., Class A	13,999	390,572
AGCO Corp.	2,451	148,996
Alamo Group, Inc.	3,567	326,773
Albany International Corp., Class A	9,747	774,887
Allison Transmission Holdings, Inc.	6,606	343,578
Altra Industrial Motion Corp.	9,860	407,218
American Railcar Industries, Inc.	5,406	249,217
Astec Industries, Inc.	4,624	233,096
Barnes Group, Inc.	13,507	959,402
Blue Bird Corp. *@	2,811	68,870
Briggs & Stratton Corp.	11,874	228,337
Chart Industries, Inc. *	6,711	525,673
CIRCOR International, Inc. @	4,536	215,460
Columbus McKinnon Corp.	5,051	199,717
Commercial Vehicle Group, Inc. *	3,758	34,423
Crane Co.	1,462	143,788
DMC Global, Inc.	3,484	142,147
Donaldson Co., Inc.	5,841	340,297
Douglas Dynamics, Inc.	6,768	297,115
Eastern Co. (The)	1,272	36,125
EnPro Industries, Inc.	4,740	345,688
ESCO Technologies, Inc.	5,761	392,036
Federal Signal Corp.	16,169	433,006
Flowserve Corp.	3,035	165,984
Franklin Electric Co., Inc.	13,269	626,960
FreightCar America, Inc.	1,800	28,926
Gardner Denver Holdings, Inc. *	6,065	171,882
Global Brass & Copper Holdings, Inc.	6,925	255,533
Gorman-Rupp Co. (The)	6,055	221,008
Graham Corp.	2,904	81,806
Greenbrier Cos., Inc. (The) @	6,690	402,069
Harsco Corp. *	19,401	553,899
Hillenbrand, Inc.	17,458	913,053
Hurco Cos., Inc.	1,000	45,100
Hyster-Yale Materials Handling, Inc.	2,000	123,060
ITT, Inc.	4,948	303,114
John Bean Technologies Corp.	8,769	1,046,142
Kadant, Inc.	3,400	366,690
Kennametal, Inc.	14,622	636,934
LB Foster Co., Class A *	3,471	71,329
Lincoln Electric Holdings, Inc.	2,599	242,851
Lindsay Corp.	2,399	240,476
Lydall, Inc. *	3,767	162,358
Manitex International, Inc. *	1,300	13,689
Manitowoc Co., Inc. (The) *	7,249	173,904
Meritor, Inc. *	24,635	476,934
Middleby Corp. *@	529	68,426
Milacron Holdings Corp. *	1,600	32,400
Miller Industries, Inc.	2,958	79,570
Mueller Industries, Inc.	17,150	497,007
Mueller Water Products, Inc., Class A	41,506	477,734
Navistar International Corp. *	6,372	245,322
NN, Inc.	6,764	105,518
Omega Flex, Inc.	1,525	108,519
Oshkosh Corp.	700	49,868
Park-Ohio Holdings Corp.	3,551	136,181
Perma-Pipe International Holdings, Inc. *	1,900	17,290
Proto Labs, Inc. *	5,527	893,992
RBC Bearings, Inc. *	5,604	842,617
Rexnord Corp. *	24,475	753,830
Spartan Motors, Inc.	10,808	159,418
SPX Corp. *	6,967	232,071
SPX FLOW, Inc. *	6,533	339,716
Standex International Corp.	3,825	398,756
Sun Hydraulics Corp.	5,762	315,642
Tennant Co.	4,939	375,117
Terex Corp.	11,454	457,129
Timken Co. (The)	11,431	569,835
Titan International, Inc.	16,288	120,857
Toro Co. (The)	4,255	255,172
Trimas Corp. *	12,810	389,424
Trinity Industries, Inc.	5,561	203,755
Twin Disc, Inc. *	4,162	95,892
Wabash National Corp.	19,302	351,875
WABCO Holdings, Inc. *	1,143	134,805
Watts Water Technologies, Inc., Class A	7,800	647,400
Welbilt, Inc. *	32,658	681,899
Xerium Technologies, Inc. *	2,113	28,441
		24,625,600
Marine — 0.2%
Costamare, Inc.	5,728	37,175
Eagle Bulk Shipping, Inc. *	3,052	17,152
Kirby Corp. *	4,949	407,055
Matson, Inc.	10,731	425,377
Scorpio Bulkers, Inc.	4,203	30,472
		917,231
Media — 1.4%
AH Belo Corp., Class A	3,878	17,839
AMC Networks, Inc., Class A *@	4,654	308,746
Beasley Broadcast Group, Inc., Class A	1,657	11,433
Cable One, Inc.	100	88,361
Central European Media Enterprises Ltd., Class A *@	4,512	16,920
Clear Channel Outdoor Holdings, Inc., Class A	3,398	20,218
Entercom Communications Corp., Class A @	4,435	35,037
Entravision Communications Corp., Class A	20,577	100,827
EW Scripps Co. (The), Class A	17,365	286,522
Gannett Co., Inc.	19,363	193,824
GCI Liberty, Inc., Class A *	8,984	458,184
Gray Television, Inc. *	15,960	279,300
Hemisphere Media Group, Inc. *	2,950	41,153
John Wiley & Sons, Inc., Class A	10,578	641,027
McClatchy Co. (The), Class A *	73	621
Meredith Corp. @	9,652	492,735
MSG Networks, Inc., Class A *	12,409	320,152
National CineMedia, Inc.	9,576	101,410
New Media Investment Group, Inc.	5,037	79,031
New York Times Co. (The), Class A	39,959	925,051
Nexstar Media Group, Inc. @	11,553	940,414
Saga Communications, Inc., Class A	1,116	40,343
Salem Media Group, Inc., Class A	1,041	3,539
Scholastic Corp.	7,171	334,814
Sinclair Broadcast Group, Inc., Class A	17,023	482,602
TechTarget, Inc. *	4,551	88,380

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Media (Continued)
tronc, Inc. *	4,438	$72,473
Urban One, Inc. *@	6,700	13,400
		6,394,356
Metals & Mining — 1.5%
AK Steel Holding Corp. *@	41,100	201,390
Allegheny Technologies, Inc. *@	21,731	642,151
Ampco-Pittsburgh Corp. *	1,498	8,838
Carpenter Technology Corp.	9,739	574,114
Century Aluminum Co. *	20,953	250,807
Cleveland-Cliffs, Inc. *@	42,686	540,405
Coeur Mining, Inc. *	19,749	105,262
Commercial Metals Co.	31,042	636,982
Compass Minerals International, Inc. @	7,742	520,262
Ferroglobe PLC	20,848	170,328
Ferroglobe Representation & Warranty
Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	6,594
Gold Resource Corp.	16,351	84,044
Haynes International, Inc.	1,520	53,960
Hecla Mining Co.	48,568	135,505
Kaiser Aluminum Corp.	4,533	494,369
Materion Corp.	5,300	320,650
McEwen Mining, Inc. @	21,736	42,168
Olympic Steel, Inc.	1,900	39,653
Reliance Steel & Aluminum Co.	4,318	368,282
Royal Gold, Inc.	1,525	117,517
Ryerson Holding Corp. *	6,828	77,156
Schnitzer Steel Industries, Inc., Class A	8,719	235,849
SunCoke Energy, Inc. *	18,141	210,798
TimkenSteel Corp. *@	11,317	168,284
United States Steel Corp.	4,229	128,900
Universal Stainless & Alloy Products, Inc. *	1,092	27,857
Worthington Industries, Inc.	17,054	739,462
		6,901,587
Multi-Utilities — 0.7%
Avista Corp.	25,390	1,283,718
Black Hills Corp. @	10,799	627,314
MDU Resources Group, Inc.	5,285	135,772
NorthWestern Corp.	11,897	697,878
Unitil Corp.	4,584	233,325
Vectren Corp.	728	52,045
		3,030,052
Multiline Retail — 0.3%
Big Lots, Inc.	14,777	617,531
Dillard's, Inc., Class A @	1,249	95,349
J.C. Penney Co., Inc. *@	37,504	62,257
Ollie's Bargain Outlet Holdings, Inc. *	4,252	408,617
Tuesday Morning Corp. *@	9,803	31,369
		1,215,123
Oil, Gas & Consumable Fuels — 3.3%
Abraxas Petroleum Corp. *	28,096	65,464
Adams Resources & Energy, Inc.	900	38,214
Antero Resources Corp. *	12,142	215,035
Approach Resources, Inc. *	1,249	2,785
Arch Coal, Inc., Class A @	5,549	496,081
Ardmore Shipping Corp. *	1,612	10,478
Bonanza Creek Energy, Inc. *	1,752	52,175
California Resources Corp. *@	1,945	94,391
Callon Petroleum Co. *@	31,063	372,445
Carrizo Oil & Gas, Inc. *@	559	14,087
Centennial Resource Development, Inc.,
Class A *@	4,197	91,704
Cheniere Energy, Inc. *	237	16,504
Chesapeake Energy Corp. *@	18,660	83,783
Clean Energy Fuels Corp. *	22,203	57,728
Cloud Peak Energy, Inc. *	9,186	21,128
CNX Resources Corp. *	19,013	272,076
CONSOL Energy, Inc. *	2,376	96,965
Contango Oil & Gas Co. *	3,109	19,214
CVR Energy, Inc.	1,556	62,582
Delek US Holdings, Inc.	23,251	986,540
Denbury Resources, Inc. *	32,490	201,438
DHT Holdings, Inc.	19,547	91,871
Dorian LPG Ltd. *	8,036	64,047
Earthstone Energy, Inc. Class A *	3,602	33,787
Eclipse Resources Corp. *	9,526	11,336
Energen Corp. *	4,879	420,423
EnLink Midstream LLC	18,577	305,592
EP Energy Corp., Class A *@	9,937	23,253
Evolution Petroleum Corp.	8,084	89,328
Extraction Oil & Gas, Inc. *@	1,577	17,804
GasLog Ltd.	18,166	358,778
Goodrich Petroleum Corp. *	401	5,630
Green Plains, Inc. @	9,194	158,137
Gulfport Energy Corp. *	12,179	126,783
Halcon Resources Corp. *@	7,203	32,197
HighPoint Resources Corp. *@	21,993	107,326
International Seaways, Inc. *@	4,383	87,748
Kosmos Energy Ltd. *@	63,708	595,670
Laredo Petroleum, Inc. *	36,599	299,014
Matador Resources Co. *@	18,366	606,996
Midstates Petroleum Co., Inc. *	579	5,159
Murphy Oil Corp.	6,714	223,845
NACCO Industries, Inc., Class A	1,000	32,750
Newfield Exploration Co. *	8,397	242,085
Oasis Petroleum, Inc. *	38,552	546,667
Overseas Shipholding Group, Inc., Class A *	11,837	37,287
Pacific Ethanol, Inc. *	12,792	24,305
Panhandle Oil & Gas, Inc., Class A	5,216	96,235
Par Pacific Holdings, Inc. *	4,135	84,354
PBF Energy, Inc., Class A	23,970	1,196,343
PDC Energy, Inc. *	11,615	568,670
Peabody Energy Corp.	15,042	536,097
Penn Virginia Corp. *	1,880	151,415
QEP Resources, Inc. *	23,580	266,926
Range Resources Corp.	1,248	21,203
Renewable Energy Group, Inc. *@	11,376	327,629
Resolute Energy Corp. *@	2,115	79,968
Rex American Resources Corp. *	1,575	118,991
Ring Energy, Inc. *	11,864	117,572
Sanchez Energy Corp. *@	9,678	22,259
SandRidge Energy, Inc. *	4,227	45,947
Scorpio Tankers, Inc. @	42,198	84,818
SemGroup Corp., Class A	9,580	211,239
Ship Finance International Ltd. @	20,026	278,361
SilverBow Resources, Inc. *	1,024	27,310
SM Energy Co. @	13,539	426,885
Southwestern Energy Co. *	85,859	438,739
SRC Energy, Inc. *@	47,630	423,431
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Talos Energy, Inc. *	4,465	$146,541
Teekay Corp. @	5,035	33,936
Ultra Petroleum Corp. *@	7,738	8,667
W&T Offshore, Inc. *	31,492	303,583
Whiting Petroleum Corp. *	13,670	725,057
World Fuel Services Corp.	6,251	173,028
WPX Energy, Inc. *	3,200	64,384
		14,798,223
Paper & Forest Products — 1.0%
Boise Cascade Co.	9,706	357,181
Clearwater Paper Corp. *	5,623	167,003
Domtar Corp.	13,884	724,328
KapStone Paper & Packaging Corp.	25,673	870,572
Louisiana-Pacific Corp.	32,123	850,938
Mercer International, Inc.	13,909	233,671
Neenah Paper, Inc.	3,300	284,790
P. H. Glatfelter Co.	10,448	199,661
Resolute Forest Products, Inc. *	8,572	111,008
Schweitzer-Mauduit International, Inc.	8,407	322,072
Verso Corp. Class A *	5,404	181,953
		4,303,177
Personal Products — 0.8%
CCA Industries, Inc. *	556	1,612
Edgewell Personal Care Co. *	5,042	233,092
Inter Parfums, Inc.	10,446	673,245
Medifast, Inc.	5,232	1,159,149
Natural Alternatives International, Inc. *	1,000	9,800
Natural Health Trends Corp. @	1,100	25,608
Natures Sunshine Products, Inc. *	1,700	14,875
Nu Skin Enterprises, Inc., Class A	8,973	739,554
Revlon, Inc., Class A *@	5,709	127,311
United-Guardian, Inc.	600	9,690
USANA Health Sciences, Inc. *	6,574	792,496
		3,786,432
Pharmaceuticals — 0.8%
Adamis Pharmaceuticals Corp. *@	2,905	10,167
Akorn, Inc. *	7,475	97,025
Amneal Pharmaceuticals, Inc. *	16,335	362,474
Amphastar Pharmaceuticals, Inc. *	12,394	238,460
ANI Pharmaceuticals, Inc. *	2,753	155,655
Aratana Therapeutics, Inc. *	16,344	95,449
Assertio Therapeutics, Inc. *	7,708	45,323
Catalent, Inc. *	3,187	145,168
Corcept Therapeutics, Inc. *@	6,100	85,522
Cumberland Pharmaceuticals, Inc. *	5,912	33,757
Endo International PLC *@	13,442	226,229
Horizon Pharma PLC *	8,517	166,763
Innoviva, Inc. *	9,199	140,193
Intra-Cellular Therapies, Inc. *	3,760	81,592
Lannett Co., Inc. *@	4,608	21,888
Mallinckrodt PLC *	7,995	234,333
Melinta Therapeutics, Inc. *	3,225	12,739
Otonomy, Inc. *	6,289	17,295
Phibro Animal Health Corp., Class A	3,593	154,140
Prestige Consumer Healthcare Inc *@	11,257	426,528
SCYNEXIS, Inc. *@	9,050	10,860
Supernus Pharmaceuticals, Inc. *	12,411	624,894
Taro Pharmaceutical Industries Ltd. *	250	24,575
Tetraphase Pharmaceuticals, Inc. *	11,038	30,465
Zogenix, Inc. *@	2,380	118,048
Zynerba Pharmaceuticals, Inc. *	1,626	13,268
		3,572,810
Professional Services — 2.1%
Acacia Research Corp. *	7,978	25,530
Asgn, Inc. *	15,403	1,215,759
Barrett Business Services, Inc.	2,486	166,015
CBIZ, Inc. *	12,918	306,157
CRA International, Inc.	2,200	110,484
Dun & Bradstreet Corp.	1,122	159,896
Exponent, Inc.	13,302	712,987
Forrester Research, Inc.	4,906	225,185
Franklin Covey Co. *	4,570	108,080
FTI Consulting, Inc. *	9,657	706,796
GP Strategies Corp. *	5,007	84,368
Heidrick & Struggles International, Inc.	4,281	144,912
Hill International, Inc. *	10,450	42,845
Huron Consulting Group, Inc. *	5,178	255,793
ICF International, Inc.	4,955	373,855
Innerworkings, Inc. *	15,440	122,285
Insperity, Inc.	11,400	1,344,630
Kelly Services, Inc., Class A	7,420	178,303
Kforce, Inc.	10,606	398,786
Korn/Ferry International	13,550	667,202
Mastech Digital, Inc. *	2,122	20,307
Mistras Group, Inc. *	6,212	134,614
Navigant Consulting, Inc.	9,056	208,831
RCM Technologies, Inc.	2,995	12,789
Reis, Inc.	2,969	68,287
Resources Connection, Inc.	8,502	141,133
Robert Half International, Inc.	3,097	217,967
TriNet Group, Inc. *	13,099	737,736
TrueBlue, Inc. *	10,021	261,047
Volt Information Sciences, Inc. *	2,024	7,792
WageWorks, Inc. *	800	34,200
Willdan Group, Inc. *	3,462	117,569
		9,312,140
Real Estate Investment Trusts (REITs) — 0.0%
CorePoint Lodging, Inc.	3,620	70,409
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	8,080	183,335
Altisource Portfolio Solutions SA *@	5,434	175,138
Consolidated-Tomoka Land Co.	1,549	96,472
Forestar Group, Inc. *	1,150	24,380
Griffin Industrial Realty, Inc.	420	16,380
HFF, Inc., Class A	9,968	423,440
Howard Hughes Corp. (The) *	569	70,681
Kennedy-Wilson Holdings, Inc.	22,178	476,827
Marcus & Millichap, Inc. *	7,383	256,264
Maui Land & Pineapple Co., Inc. *	3,255	41,664
Rafael Holdings, Inc., Class B *	3,410	28,644
RE/MAX Holdings, Inc., Class A	3,519	156,068
Realogy Holdings Corp. @	5,347	110,362
RMR Group, Inc. (The), Class A	1,159	107,555
St. Joe Co. (The) *@	3,249	54,583
Stratus Properties, Inc. *	313	9,578
Tejon Ranch Co. *	6,786	147,324
		2,378,695
Road & Rail — 0.9%
ArcBest Corp.	6,195	300,767
Avis Budget Group, Inc. *@	21,720	698,081
Covenant Transportation Group, Inc., Class A *	3,731	108,423
Genesee & Wyoming, Inc., Class A *	2,026	184,346

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Road & Rail (Continued)
Heartland Express, Inc.	22,347	$440,906
Landstar System, Inc.	3,248	396,256
Marten Transport Ltd.	14,945	314,592
P.A.M. Transportation Services, Inc. *	1,523	99,132
Saia, Inc. *	7,375	563,819
Schneider National, Inc., Class B	1,500	37,470
Universal Truckload Services, Inc.	3,300	121,440
USA Truck, Inc. *	3,632	73,475
Werner Enterprises, Inc.	19,904	703,607
YRC Worldwide, Inc. *	11,286	101,348
		4,143,662
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc. *	11,684	603,479
Alpha & Omega Semiconductor Ltd. *	6,435	74,839
Ambarella, Inc. *@	1,829	70,746
Amkor Technology, Inc. *	77,813	575,038
Amtech Systems, Inc. *	4,964	26,508
Axcelis Technologies, Inc. *	8,841	173,726
AXT, Inc. *@	13,995	100,064
Brooks Automation, Inc.	16,972	594,529
Cabot Microelectronics Corp.	5,995	618,504
Ceva, Inc. *	4,958	142,542
Cirrus Logic, Inc. *	7,387	285,138
Cohu, Inc.	6,032	151,403
Cree, Inc. *@	18,393	696,543
Cyberoptics Corp. *	2,334	47,147
Cypress Semiconductor Corp.	1,769	25,633
Diodes, Inc. *	11,325	377,009
DSP Group, Inc. *	3,919	46,636
Entegris, Inc.	31,223	903,906
First Solar, Inc. *	4,906	237,548
FormFactor, Inc. *	16,807	231,096
GSI Technology, Inc. *	8,514	58,747
Impinj, Inc. *@	1,813	44,999
Integrated Device Technology, Inc. *	21,680	1,019,177
inTEST Corp. *	5,556	43,059
Kopin Corp. *@	21,467	51,950
Kulicke & Soffa Industries, Inc.	16,297	388,520
Lattice Semiconductor Corp. *	28,018	224,144
MACOM Technology Solutions Holdings, Inc. *@	447	9,208
Magnachip Semiconductor Corp. *@	4,588	45,421
MaxLinear, Inc. *@	9,792	194,665
MKS Instruments, Inc.	9,585	768,238
Monolithic Power Systems, Inc.	1,947	244,407
Nanometrics, Inc. *	8,652	324,623
NeoPhotonics Corp. *	5,402	44,837
NVE Corp.	1,137	120,385
PDF Solutions, Inc. *@	9,388	84,774
Photronics, Inc. *	16,333	160,880
Pixelworks, Inc. *	6,964	31,408
Power Integrations, Inc.	7,641	482,911
Rambus, Inc. *	23,915	260,913
Rudolph Technologies, Inc. *	9,379	229,316
Semtech Corp. *	16,278	905,057
Sigma Designs, Inc.	15,433	2,239
Silicon Laboratories, Inc. *	10,644	977,119
SolarEdge Technologies, Inc. *@	1,621	61,031
Synaptics, Inc. *@	7,794	355,562
Ultra Clean Holdings, Inc. *@	8,834	110,867
Universal Display Corp. @	1,672	197,129
Veeco Instruments, Inc. *	6,421	65,815
Versum Materials, Inc.	3,500	126,035
Xcerra Corp. *	12,391	176,820
Xperi Corp.	11,774	174,844
		13,967,134
Software — 2.5%
ACI Worldwide, Inc. *	29,488	829,792
Agilysys, Inc. *	8,566	139,626
American Software, Inc., Class A	10,022	121,567
Appfolio, Inc., Class A *	4,708	369,107
Aspen Technology, Inc. *	1,631	185,787
Asure Software, Inc. *@	4,622	57,405
Aware, Inc. *	4,900	17,640
Blackbaud, Inc.	7,542	765,362
Bottomline Technologies de, Inc. *	3,996	290,549
Bsquare Corp. *	2,300	5,290
Datawatch Corp. *	2,445	28,484
Ebix, Inc. @	2,155	170,568
eGain Corp. *	6,644	53,816
Ellie Mae, Inc. *@	2,021	191,530
Envestnet, Inc. *	1,760	107,272
Fair Isaac Corp. *	1,394	318,599
Finjan Holdings, Inc. *	9,872	42,548
Globant SA *	760	44,832
GSE Systems, Inc. *@	2,896	10,426
Guidewire Software, Inc. *	2,842	287,071
HubSpot, Inc. *	1,392	210,122
j2 Global, Inc.	3,394	281,193
LogMeIn, Inc.	1,438	128,126
Manhattan Associates, Inc. *	2,600	141,960
MicroStrategy, Inc., Class A *	1,426	200,524
Monotype Imaging Holdings, Inc.	9,997	201,939
New Relic, Inc. *	2,806	264,409
Nutanix, Inc., Class A *	659	28,153
OneSpan, Inc. *	7,796	148,514
Paycom Software, Inc. *@	5,007	778,138
Paylocity Holding Corp. *	500	40,160
Pegasystems, Inc.	15,185	950,581
Progress Software Corp.	13,610	480,297
Proofpoint, Inc. *	2,951	313,780
QAD, Inc., Class B	1,219	50,589
QAD, Inc., Class A	4,478	253,679
Qualys, Inc. *	4,710	419,661
RealNetworks, Inc. *	7,399	21,753
RealPage, Inc. *	4,600	303,140
RingCentral, Inc., Class A *	2,517	234,207
Rubicon Project, Inc. (The) *	6,096	21,946
Seachange International, Inc. *	5,137	9,195
Tableau Software, Inc., Class A *	2,005	224,039
TiVo Corp.	30,394	378,405
Trade Desk Inc/The *@	344	51,913
Verint Systems, Inc. *	12,694	635,969
Zendesk, Inc. *	5,613	398,523
Zix Corp. *	16,383	90,926
		11,299,112
Specialty Retail — 3.7%
Aaron's, Inc.	18,376	1,000,757
Abercrombie & Fitch Co., Class A	16,988	358,787
America's Car-Mart, Inc. *	2,098	164,064

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Specialty Retail (Continued)
American Eagle Outfitters, Inc.	70,092	$1,740,384
Asbury Automotive Group, Inc. *	7,235	497,406
Ascena Retail Group, Inc. *	61,700	281,969
At Home Group, Inc. *@	6,138	193,531
AutoNation, Inc. *@	900	37,395
Barnes & Noble Education, Inc. *	5,686	32,751
Barnes & Noble, Inc.	8,824	51,179
Bed Bath & Beyond, Inc.	3,408	51,120
Big 5 Sporting Goods Corp. @	3,022	15,412
Boot Barn Holdings, Inc. *	5,243	148,954
Buckle, Inc. (The) @	12,544	289,139
Build-A-Bear Workshop, Inc. *	5,546	50,191
Caleres, Inc.	11,677	418,737
Cato Corp. (The), Class A	6,792	142,768
Chico's FAS, Inc.	15,662	135,790
Children's Place, Inc. (The) @	4,800	613,440
Citi Trends, Inc.	4,246	122,158
Conn's, Inc. *@	7,107	251,233
Destination Maternity Corp. *	2,800	13,048
Dick's Sporting Goods, Inc.	10,466	371,334
DSW, Inc., Class A	17,801	603,098
Express, Inc. *	9,133	101,011
Five Below, Inc. *	13,253	1,723,685
Floor & Decor Holdings, Inc., Class A *	1,960	59,133
Foot Locker, Inc.	4,891	249,343
Francesca's Holdings Corp. *@	4,206	15,604
GameStop Corp., Class A @	11,233	171,528
Genesco, Inc. *	5,042	237,478
Group 1 Automotive, Inc.	6,400	415,360
Guess?, Inc.	19,715	445,559
Haverty Furniture Cos., Inc.	4,500	99,450
Hibbett Sports, Inc. *@	5,873	110,412
Kirkland's, Inc. *	5,977	60,308
Lithia Motors, Inc., Class A @	6,455	527,115
MarineMax, Inc. *	6,241	132,621
Monro, Inc. @	9,650	671,640
Murphy USA, Inc. *	9,253	790,761
New York & Co., Inc. *	9,814	37,882
Office Depot, Inc.	67,627	217,083
Penske Auto Group, Inc.	1,742	82,553
Pier 1 Imports, Inc. @	10,058	15,087
Rent-A-Center, Inc. *	11,080	159,330
Sally Beauty Holdings, Inc. *	4,925	90,571
Shoe Carnival, Inc.	2,788	107,338
Signet Jewelers Ltd. @	9,096	599,699
Sleep Number Corp. *	13,560	498,737
Sonic Automotive, Inc., Class A @	8,861	171,460
Sportsman's Warehouse Holdings, Inc. *@	7,232	42,307
Stage Stores, Inc. @	7,304	14,389
Tailored Brands, Inc.	7,289	183,610
Tandy Leather Factory, Inc. *	3,611	26,541
Tile Shop Holdings, Inc.	4,471	31,968
Tilly's, Inc., Class A	3,349	63,464
Trans World Entertainment Corp. *	4,400	4,180
TravelCenters of America LLC *	6,721	38,310
Urban Outfitters, Inc. *	4,462	182,496
Vitamin Shoppe, Inc. *@	3,037	30,370
Winmark Corp.	1,294	214,804
Zumiez, Inc. *	7,694	202,737
		16,410,569
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc.	1,548	152,633
Columbia Sportswear Co.	1,363	126,854
Crocs, Inc. *	21,632	460,545
Culp, Inc.	3,922	94,912
Deckers Outdoor Corp. *	7,708	914,015
Delta Apparel, Inc. *	1,153	20,512
Fossil Group, Inc. *@	2,477	57,665
G-III Apparel Group Ltd. *	11,805	568,883
Hanesbrands, Inc. @	8,778	161,779
Lakeland Industries, Inc. *	3,373	44,861
Movado Group, Inc.	4,486	187,963
Oxford Industries, Inc.	4,436	400,127
Perry Ellis International, Inc. *	3,333	91,091
Rocky Brands, Inc.	1,000	28,300
Skechers U.S.A., Inc., Class A *	5,619	156,939
Steven Madden Ltd.	18,385	972,567
Superior Group of Cos., Inc.	2,200	41,844
Unifi, Inc. *	4,533	128,420
Vera Bradley, Inc. *	11,516	175,734
Wolverine World Wide, Inc.	26,290	1,026,624
		5,812,268
Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc. *@	16,994	584,424
BankFinancial Corp.	4,900	78,106
Beneficial Bancorp, Inc.	18,038	304,842
Capitol Federal Financial, Inc.	32,013	407,846
Citizens Community Bancorp, Inc.	400	5,600
Dime Community Bancshares, Inc.	9,362	167,112
ESSA Bancorp, Inc.	1,900	30,894
Federal Agricultural Mortgage Corp., Class C	1,400	101,052
First Defiance Financial Corp.	4,802	144,588
Flagstar Bancorp, Inc. *	13,420	422,327
FS Bancorp, Inc.	481	26,801
Hingham Institution for Savings	348	76,494
Home Bancorp, Inc.	994	43,219
HomeStreet, Inc. *	6,890	182,585
HopFed Bancorp, Inc.	415	7,263
Impac Mortgage Holdings, Inc. *@	301	2,254
Kearny Financial Corp.	27,119	375,598
LendingTree, Inc. *@	2,115	486,661
Meridian Bancorp, Inc.	11,660	198,220
Meta Financial Group, Inc.	3,391	280,266
MGIC Investment Corp. *	12,435	165,510
New York Community Bancorp, Inc.	21,368	221,586
NMI Holdings, Inc., Class A *	8,926	202,174
Northfield Bancorp, Inc.	12,861	204,747
Northwest Bancshares, Inc.	21,987	380,815
OceanFirst Financial Corp.	7,799	212,289
Ocwen Financial Corp. *	14,766	58,178
Oritani Financial Corp.	12,272	190,830
PennyMac Financial Services, Inc., Class A	1,561	32,625
PHH Corp. *	17,002	186,852
Provident Financial Holdings, Inc.	1,124	20,569
Provident Financial Services, Inc.	14,994	368,103
Radian Group, Inc.	8,095	167,324
Riverview Bancorp, Inc.	8,887	78,561
SI Financial Group, Inc.	2,065	28,910
Southern Missouri Bancorp, Inc.	686	25,567
Territorial Bancorp, Inc.	2,866	84,690
Timberland Bancorp, Inc.	2,600	81,224
Trustco Bank Corp. NY	32,342	274,907
United Community Financial Corp.	14,792	143,039
United Financial Bancorp, Inc.	12,844	216,165
Walker & Dunlop, Inc.	7,823	413,680

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Washington Federal, Inc.	25,804	$825,728
Waterstone Financial, Inc.	8,664	148,588
Western New England Bancorp, Inc.	8,306	89,705
WMIH Corp. *@	67,973	94,482
WSFS Financial Corp.	6,327	298,318
		9,141,318
Tobacco — 0.2%
Pyxus International, Inc. *@	3,932	90,436
Turning Point Brands, Inc.	1,280	53,069
Universal Corp.	5,600	364,000
Vector Group Ltd. @	38,305	527,843
		1,035,348
Trading Companies & Distributors — 1.6%
Air Lease Corp.	2,048	93,962
Applied Industrial Technologies, Inc.	11,239	879,452
Beacon Roofing Supply, Inc. *	16,149	584,432
BlueLinx Holdings, Inc. *	2,603	81,968
BMC Stock Holdings, Inc. *	20,166	376,096
CAI International, Inc. *	4,985	114,007
DXP Enterprises, Inc. *	5,842	234,089
GATX Corp.	11,502	995,958
GMS, Inc. *	2,900	67,280
H&E Equipment Services, Inc.	11,334	428,199
Herc Holdings, Inc. *	5,162	264,294
Huttig Building Products, Inc. *@	1,858	7,841
Kaman Corp., Class A	7,224	482,419
Lawson Products, Inc. *	1,575	53,393
MRC Global, Inc. *	16,111	302,404
MSC Industrial Direct Co., Class A	936	82,471
Nexeo Solutions, Inc. *@	2,400	29,400
NOW, Inc. *@	21,709	359,284
Rush Enterprises, Inc., Class A	8,185	321,752
Systemax, Inc.	8,559	281,933
Textainer Group Holdings Ltd. *	6,922	88,602
Titan Machinery, Inc. *	5,750	89,039
Triton International Ltd.	13,664	454,601
Univar, Inc. *	411	12,601
Veritiv Corp. *	1,000	36,400
Watsco, Inc.	741	131,972
WESCO International, Inc. *	7,914	486,315
Willis Lease Finance Corp. *	900	31,059
		7,371,223
Water Utilities — 0.5%
American States Water Co.	10,799	660,251
Aqua America, Inc.	5,414	199,777
Artesian Resources Corp., Class A	3,018	111,002
California Water Service Group	11,688	501,415
Connecticut Water Service, Inc.	3,754	260,415
Consolidated Water Co., Ltd.	2,822	39,085
Middlesex Water Co.	5,644	273,282
Pure Cycle Corp. *	1,000	11,550
SJW Corp.	4,400	269,060
York Water Co.	3,670	111,568
		2,437,405
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	15,932	556,027
Shenandoah Telecommunications Co.	16,120	624,650
Spok Holdings, Inc.	5,786	89,104
Telephone & Data Systems, Inc.	18,553	564,568
United States Cellular Corp. *	933	41,780
		1,876,129
TOTAL COMMON STOCKS
(Identified Cost $268,162,537)		448,617,273

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR *§~¶	13,143	3,411
Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	78
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $3,411)		3,489

PREFERRED STOCKS — 0.0%
Media — 0.0%
GCI Liberty, Inc., 5.000%	2,252	56,457
TOTAL PREFERRED STOCKS
(Identified Cost $8,980)		56,457

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 0.0%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	143,198	143,198
Collateral For Securities On Loan — 1.9%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.160%	8,371,311	8,371,311
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,514,509)		8,514,509

Total Investments — 101.8%
(Identified Cost $276,689,437)		457,191,728

Liabilities, Less Cash and Other Assets — (1.8%)		(8,026,787)
Net Assets — 100.0%		$449,164,941

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $42,057,669.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
^^	Illiquid security

Key to abbreviations:
CVR — Contingent Value Rights

See notes to portfolios of investments

Portfolio Sectors as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.8%
Financials	20.4%
Consumer Discretionary	14.9%
Information Technology	12.9%
Health Care	10.0%
Materials	5.9%
Energy	4.9%
Consumer Staples	3.9%
Utilities	3.4%
Communication Services	2.9%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 98.3%
Australia — 5.6%
AMP Ltd.	197,483	$455,374
Australia & New Zealand Banking Group Ltd.	572,127	11,654,176
Bank of Queensland Ltd.	81,150	646,425
Bendigo & Adelaide Bank Ltd.	108,078	839,835
BlueScope Steel Ltd.	175,538	2,154,552
Boral Ltd.	149,072	744,599
Crown Resorts Ltd.	32,298	319,615
Downer EDI Ltd.	111,215	634,291
Fortescue Metals Group Ltd.	509,043	1,442,410
Harvey Norman Holdings Ltd. @	54,282	138,117
Incitec Pivot Ltd.	342,907	986,524
National Australia Bank Ltd.	182,785	3,674,428
Newcrest Mining Ltd.	111,782	1,568,359
Oil Search Ltd.	20,049	130,867
Origin Energy Ltd. *	184,572	1,102,031
QBE Insurance Group Ltd.	157,936	1,269,504
Qube Holdings Ltd.	50,863	100,372
Santos Ltd.	384,534	2,017,992
South32 Ltd.	935,716	2,651,418
South32 Ltd., ADR	20,312	284,571
Star Entertainment Group Ltd. (The)	202,229	758,681
Suncorp Group Ltd.	116,752	1,220,340
TABCORP Holdings Ltd.	193,458	681,026
Westpac Banking Corp.	9,085	183,419
Whitehaven Coal Ltd.	220,943	868,815
Woodside Petroleum Ltd.	179,398	5,002,971
		41,530,712
Austria — 0.1%
Erste Group Bank AG *	6,463	268,488
Raiffeisen Bank International AG	16,029	461,540
Voestalpine AG	4,518	206,678
		936,706
Belgium — 1.2%
Ageas	34,647	1,862,908
KBC Groep NV	31,034	2,309,654
Solvay SA	21,530	2,887,202
UCB SA	20,535	1,845,384
		8,905,148
Canada — 8.7%
Agnico Eagle Mines Ltd.	27,469	939,440
AltaGas Ltd.	4,521	71,929
ARC Resources Ltd.	44,446	495,508
Bank of Montreal	91,561	7,556,529
Bank of Nova Scotia (The)	19,674	1,173,161
Barrick Gold Corp. @	243,531	2,698,324
Bausch Health Cos, Inc. *	64,445	1,654,303
Bausch Health Cos, Inc. *	3,622	93,014
Cameco Corp. ¥	19,448	221,785
Cameco Corp. @	49,846	568,244
Canadian Imperial Bank of Commerce @	1,497	140,374
Canadian Natural Resources Ltd.	141,153	4,610,057
Cenovus Energy, Inc.	104,410	1,047,232
Crescent Point Energy Corp. ¥	46,074	293,213
Crescent Point Energy Corp.	109,595	695,928
Empire Co., Ltd., Class A	30,792	561,177
Enbridge Income Fund Holdings, Inc. @	9,900	240,439
Encana Corp.	99,224	1,300,827
EnCana Corp. ¥	29,500	386,664
Fairfax Financial Holdings Ltd.	5,694	3,093,491
First Quantum Minerals Ltd.	97,508	1,110,473
Goldcorp, Inc.	118,744	1,211,189
Goldcorp, Inc. ¥	8,798	89,639
Great-West Lifeco, Inc.	11,962	290,240
Husky Energy, Inc.	93,283	1,637,950
IAMGOLD Corp. *	46,265	170,138
Imperial Oil Ltd. @	29,298	948,376
Industrial Alliance Insurance & Financial
Services, Inc.	31,827	1,272,686
Kinross Gold Corp. *	345,631	941,912
Linamar Corp.	10,731	494,408
Lundin Mining Corp.	167,662	887,863
Magna International, Inc.	40,193	2,111,338
Manulife Financial Corp.	184,732	3,303,008
Manulife Financial Corp. ¥	22,271	398,124
Metro, Inc.	8,248	256,575
Nutrien Ltd.	25,499	1,471,292
Seven Generations Energy Ltd., Class A *	32,689	389,742
Sun Life Financial, Inc. ¥	18,119	720,327
Sun Life Financial, Inc.	55,699	2,214,592
Suncor Energy, Inc. ¥	250,998	9,712,291
Suncor Energy, Inc.	26,634	1,030,469
Teck Resources Ltd., Class A	500	12,093
Teck Resources Ltd., Class B ¥	75,600	1,822,032
Teck Resources Ltd., Class B	94,542	2,278,462
TMX Group Ltd.	2,200	147,655
Tourmaline Oil Corp.	63,000	1,109,139
Turquoise Hill Resources Ltd. *	106,042	225,770
Wheaton Precious Metals Corp.	19,412	339,710
Whitecap Resources, Inc.	62,500	379,360
WSP Global, Inc. @	5,749	314,634
		65,133,126
Denmark — 1.6%
AP Moeller - Maersk A/S, Class A	508	666,350
AP Moeller - Maersk A/S, Class B	350	491,522
Carlsberg A/S, Class B	15,445	1,852,563
Danske Bank A/S	41,578	1,092,062
DSV A/S	20,946	1,904,508
H Lundbeck A/S	12,173	751,846
ISS A/S	29,861	1,050,707
Jyske Bank A/S	1,891	91,593
Novozymes A/S, B Shares	6,176	339,046
Rockwool International A/S, B Shares	1,034	442,713
Tryg A/S	3,774	93,955
Vestas Wind Systems A/S	37,580	2,541,648
William Demant Holding A/S *	10,115	380,165
		11,698,678
Finland — 1.0%
Fortum Oyj	60,214	1,509,389
Nokia Oyj	424,821	2,356,201
Stora Enso Oyj, R Shares	66,383	1,269,794
UPM-Kymmene Oyj	67,421	2,645,837
		7,781,221
France — 10.0%
AXA SA	161,385	4,337,757
BNP Paribas SA	141,839	8,680,401
Bollore SA	146,617	633,255
Bouygues SA	55,128	2,382,958
Carrefour SA	122,845	2,353,383
Casino Guichard Perrachon SA @	8,022	337,351
Cie de Saint-Gobain	80,685	3,479,720
Cie Generale des Etablissements Michelin	6,031	720,886
CNP Assurances	37,728	909,373
Credit Agricole SA	58,593	842,613

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
France (Continued)
Electricite de France SA	99,129	$1,740,793
Engie SA	144,208	2,120,536
Natixis SA	153,867	1,044,015
Orange SA	348,263	5,553,760
Peugeot SA	170,171	4,589,717
Renault SA	54,771	4,737,596
Sanofi	26,272	2,335,319
SCOR SE	16,613	771,541
Societe Generale SA	72,978	3,132,510
Total SA	368,853	23,913,868
		74,617,352
Germany — 7.0%
Allianz SE	4,681	1,043,496
BASF SE	15,186	1,349,708
Bayerische Motoren Werke AG	67,669	6,105,451
Commerzbank AG *	185,085	1,928,665
Continental AG	7,110	1,237,848
Daimler AG	163,047	10,288,770
Deutsche Bank AG	177,432	2,015,627
Deutsche Lufthansa AG	76,690	1,884,107
Deutsche Telekom AG	388,470	6,262,597
Evonik Industries AG	28,814	1,032,072
Fraport AG Frankfurt Airport Services Worldwide	8,679	766,841
Hapag-Lloyd AG ±	3,538	133,750
HeidelbergCement AG	33,275	2,600,838
Innogy SE *	19,367	821,866
Linde AG	11,662	2,758,133
METRO AG	22,425	351,493
Muenchener Rueckversicherungs AG	12,888	2,854,310
RWE AG	174,145	4,296,562
Talanx AG *	13,218	502,453
Telefonica Deutschland Holding AG	160,310	677,692
Uniper SE	55,055	1,694,562
Volkswagen AG	6,709	1,169,202
Wacker Chemie AG	1,082	136,053
		51,912,096
Hong Kong — 2.9%
Cathay Pacific Airways Ltd.	231,000	348,196
CK Asset Holdings Ltd.	140,000	1,050,668
CK Hutchison Holdings Ltd.	414,624	4,777,390
Guoco Group Ltd.	5,000	83,032
Hang Lung Group Ltd.	195,000	518,117
Hang Lung Properties Ltd.	242,000	472,973
Henderson Land Development Co., Ltd.	121,531	610,888
Hongkong Land Holdings Ltd.	74,700	494,514
Hopewell Holdings Ltd.	63,500	208,872
Kerry Properties Ltd.	162,000	549,426
Li & Fung Ltd.	16,000	3,577
Melco International Development Ltd.	132,000	263,718
MTR Corp. Ltd.	192,539	1,013,318
New World Development Co., Ltd.	1,189,436	1,622,714
NWS Holdings Ltd.	222,715	440,403
Shangri-La Asia Ltd.	175,143	260,421
Sino Land Co., Ltd.	483,579	828,991
SJM Holdings Ltd.	433,000	400,457
Sun Hung Kai Properties Ltd.	198,677	2,893,225
Swire Pacific Ltd., Series A	132,000	1,445,899
Swire Pacific Ltd., Series B	210,000	371,266
Tsim Sha Tsui Properties	60,907	197,620
WH Group Ltd. ±	335,500	236,142
Wharf Holdings Ltd. (The)	270,000	734,638
Wheelock & Co., Ltd.	251,000	1,505,356
Yue Yuen Industrial Holdings Ltd.	173,000	480,657
		21,812,478
Ireland — 0.4%
AIB Group PLC	25,043	128,226
Bank of Ireland Group PLC	121,875	933,212
CRH PLC, ADR @	38,201	1,249,937
Paddy Power Betfair PLC	6,144	524,312
		2,835,687
Israel — 0.4%
Bank Hapoalim B.M.	138,244	1,012,487
Bank Leumi Le-Israel	194,010	1,279,568
First International Bank Of Israel Ltd.	7,679	173,302
Israel Discount Bank Ltd., Series A	—	1
Mizrahi Tefahot Bank Ltd.	4,155	72,787
Teva Pharmaceutical Industries Ltd., ADR	10,292	221,690
		2,759,835
Italy — 1.5%
Assicurazioni Generali SpA	82,657	1,428,018
Eni SpA	21,143	399,692
Intesa Sanpaolo SpA	1,054,790	2,695,487
Mediobanca SpA	73,596	735,200
Telecom Italia SpA *	4,533,229	2,752,710
UniCredit SpA	192,909	2,903,639
		10,914,746
Japan — 23.3%
Aeon Co., Ltd. @	800	19,275
AGC, Inc.	48,500	2,012,652
Aisin Seiki Co., Ltd.	17,600	856,610
Alfresa Holdings Corp.	5,800	155,184
Amada Holdings Co., Ltd.	22,000	234,871
Aoyama Trading Co., Ltd.	4,500	138,224
Bank of Kyoto Ltd. (The) @	8,000	417,532
Canon Marketing Japan, Inc.	12,000	254,744
Chiba Bank Ltd. (The)	79,000	539,553
Chugoku Bank Ltd. (The)	19,700	200,606
Citizen Watch Co., Ltd. @	64,400	424,534
Coca-Cola West Co., Ltd.	29,275	783,278
Concordia Financial Group Ltd.	156,300	766,230
Credit Saison Co., Ltd.	15,100	246,262
Dai Nippon Printing Co., Ltd.	30,000	697,588
Dai-ichi Life Holdings, Inc. (The)	99,400	2,069,448
Daicel Corp.	52,000	604,119
Daido Steel Co., Ltd. @	6,200	301,215
Daio Paper Corp. @	4,900	70,037
Daiwa Securities Group, Inc.	239,000	1,453,941
DeNA Co. Ltd.	23,900	422,173
Denka Co., Ltd.	16,200	564,619
Denso Corp.	44,300	2,338,987
DIC Corp.	16,000	575,955
Dowa Holdings Co., Ltd.	4,500	142,977
Ebara Corp.	16,800	579,616
FUJIFILM Holdings Corp.	43,900	1,976,311
Fujikura Ltd.	7,100	33,557
Fukuoka Financial Group, Inc.	18,000	495,071
Furukawa Electric Co., Ltd.	14,000	465,763
Fuyo General Lease Co., Ltd.	800	48,653

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Japan (Continued)
Glory Ltd.	11,200	$273,741
Gunma Bank Ltd. (The)	47,000	241,991
H2O Retailing Corp. @	14,000	230,417
Hachijuni Bank Ltd. (The)	48,000	220,102
Hankyu Hanshin Holdings, Inc.	48,700	1,727,346
Heiwa Corp.	4,300	95,900
Hiroshima Bank Ltd. (The)	24,000	162,436
Hitachi Capital Corp.	9,900	275,775
Hitachi Chemical Co., Ltd.	21,300	433,611
Hitachi Ltd.	132,600	4,504,806
Hitachi Metals Ltd. @	47,400	586,972
Hitachi Transport System Ltd.	7,700	216,186
Hokuhoku Financial Group, Inc.	15,000	210,834
Honda Motor Co., Ltd.	271,700	8,223,696
House Foods Group, Inc.	700	21,009
Ibiden Co., Ltd. @	32,600	457,066
Idemitsu Kosan Co., Ltd.	32,600	1,724,397
Iida Group Holdings Co., Ltd. @	36,900	656,354
Isetan Mitsukoshi Holdings Ltd.	26,300	322,905
ITOCHU Corp.	46,600	853,089
Itoham Yonekyu Holdings, Inc.	6,800	46,921
Iyo Bank Ltd. (The)	29,500	184,343
J. Front Retailing Co., Ltd.	51,400	797,555
Japan Post Holdings Co., Ltd.	71,600	851,991
JFE Holdings, Inc.	97,300	2,232,539
JSR Corp.	20,000	373,350
JTEKT Corp.	49,700	727,434
JX Holdings, Inc.	478,800	3,616,916
K's Holdings Corp.	15,600	188,787
Kamigumi Co., Ltd.	15,700	346,002
Kandenko Co., Ltd.	10,100	104,271
Kaneka Corp.	16,000	739,306
Kawasaki Heavy Industries Ltd.	26,500	747,514
Kawasaki Kisen Kaisha Ltd. @*	12,200	246,641
Kobe Steel Ltd.	68,700	610,694
Kokuyo Co., Ltd.	5,500	99,041
Konica Minolta, Inc.	142,000	1,509,734
Kuraray Co., Ltd.	76,400	1,148,488
Kurita Water Industries Ltd.	3,100	90,310
Kyushu Financial Group, Inc.	44,870	213,253
LIXIL Group Corp.	53,600	1,032,184
Maeda Corp.	12,300	162,383
Marubeni Corp.	203,100	1,859,039
Mazda Motor Corp.	153,300	1,840,356
Mebuki Financial Group, Inc.	83,070	287,331
Medipal Holdings Corp.	25,300	527,955
Mitsubishi Chemical Holdings Corp.	185,800	1,778,362
Mitsubishi Corp.	136,600	4,209,088
Mitsubishi Gas Chemical Co., Inc.	14,700	312,967
Mitsubishi Heavy Industries Ltd.	54,600	2,108,169
Mitsubishi Logistics Corp. @	2,500	64,601
Mitsubishi Materials Corp.	35,500	1,060,751
Mitsubishi Tanabe Pharma Corp.	16,600	277,592
Mitsubishi UFJ Financial Group, Inc.	300,400	1,874,790
Mitsubishi UFJ Financial Group, Inc., ADR	730,318	4,520,668
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	648,863
Mitsui Chemicals, Inc.	47,200	1,180,208
Mitsui Fudosan Co., Ltd.	76,900	1,819,962
Mitsui OSK Lines Ltd. @	24,600	717,735
Mizuho Financial Group, Inc.	1,804,900	3,148,488
MS&AD Insurance Group Holdings, Inc.	41,128	1,373,347
Nagase & Co., Ltd.	2,700	47,432
NEC Corp.	73,400	2,028,481
NH Foods Ltd.	21,733	802,411
NHK Spring Co., Ltd.	42,200	438,639
Nikon Corp.	10,000	187,907
Nippo Corp.	11,000	201,857
Nippon Electric Glass Co., Ltd. @	14,700	462,529
Nippon Express Co., Ltd.	21,600	1,418,201
Nippon Kayaku Co., Ltd.	7,800	92,746
Nippon Paper Industries Co., Ltd.	16,500	303,657
Nippon Shokubai Co., Ltd.	4,600	357,490
Nippon Steel Sumitomo Metal Corp.	124,127	2,625,763
Nippon Yusen KK	50,100	942,296
Nipro Corp. @	14,600	199,687
Nishi-Nippon Financial Holdings, Inc.	9,400	108,710
Nissan Motor Co., Ltd.	426,800	3,994,911
Nisshinbo Holdings, Inc.	23,000	273,887
NOK Corp. @	19,900	341,708
Nomura Holdings, Inc.	468,600	2,238,243
Nomura Real Estate Holdings, Inc.	18,700	377,555
NSK Ltd.	48,900	560,357
NTN Corp. @	95,000	388,796
Obayashi Corp.	113,200	1,072,023
Oji Holdings Corp.	226,000	1,640,996
Rengo Co., Ltd.	21,700	185,067
Resona Holdings, Inc.	302,000	1,696,590
Ricoh Co., Ltd.	156,000	1,675,057
Sankyo Co., Ltd.	5,400	211,257
Sawai Pharmaceutical Co., Ltd. @	3,200	172,646
Sega Sammy Holdings, Inc.	11,000	162,163
Seino Holdings Co., Ltd.	20,400	308,280
Sekisui House Ltd.	145,600	2,220,137
Shimamura Co., Ltd.	2,600	246,682
Shimizu Corp.	68,400	624,281
Shinsei Bank Ltd.	18,500	302,363
Shizuoka Bank Ltd. (The)	58,000	520,683
Sojitz Corp.	179,100	646,286
Sompo Holdings, Inc.	19,943	849,359
Sumitomo Chemical Co., Ltd.	471,000	2,756,689
Sumitomo Corp.	74,200	1,237,211
Sumitomo Dainippon Pharma Co., Ltd. @	30,100	691,171
Sumitomo Electric Industries Ltd.	181,800	2,851,326
Sumitomo Forestry Co., Ltd. @	33,800	587,529
Sumitomo Heavy Industries Ltd.	26,000	927,918
Sumitomo Metal Mining Co., Ltd.	41,200	1,445,372
Sumitomo Mitsui Financial Group, Inc.	207,700	8,383,315
Sumitomo Mitsui Trust Holdings, Inc.	27,100	1,115,293
Sumitomo Osaka Cement Co., Ltd. @	1,900	78,763
Sumitomo Rubber Industries Ltd. @	42,800	642,264
Suzuken Co., Ltd.	3,040	144,214
T&D Holdings, Inc.	70,300	1,160,117
Taiheiyo Cement Corp.	25,000	784,413
Takashimaya Co., Ltd.	23,500	396,906
TDK Corp.	8,800	959,620
Teijin Ltd.	53,199	1,020,248
Toda Corp.	28,000	202,077
Toho Holdings Co., Ltd. @	8,800	233,515
TOKAI RIKA Co., Ltd.	11,500	242,915
Tokio Marine Holdings, Inc.	20,400	1,012,100
Tokyo Tatemono Co., Ltd.	33,100	403,772
Tokyu Fudosan Holdings Corp.	101,100	704,728
Tosoh Corp.	58,300	897,949
Toyo Seikan Group Holdings Ltd.	35,200	730,209
Toyoda Gosei Co., Ltd. @	15,300	377,720
Toyota Motor Corp.	258,190	16,122,673
Toyota Motor Corp., ADR @	38,241	4,755,268
Toyota Tsusho Corp.	47,800	1,804,806

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Japan (Continued)
TS Tech Co., Ltd.	2,400	$82,802
Ube Industries Ltd.	24,700	671,739
Yamada Denki Co., Ltd. @	165,300	836,538
Yamaguchi Financial Group, Inc. @	23,000	250,607
Yokohama Rubber Co., Ltd. (The)	27,600	594,899
Zeon Corp.	16,400	172,632
		173,214,598
Luxembourg — 0.2%
SES SA	60,528	1,328,218
Netherlands — 3.6%
ABN AMRO Group NV ±	43,092	1,173,250
Aegon NV	314,934	2,043,276
Akzo Nobel NV	2,525	236,115
ArcelorMittal @	87,143	2,689,233
ArcelorMittal =	28,247	878,938
ASR Nederland NV	1,450	69,126
Fiat Chrysler Automobiles NV *	24,356	428,250
Fiat Chrysler Automobiles NV *	29,258	512,308
ING Groep NV	386,479	5,018,503
Koninklijke Ahold Delhaize NV	285,058	6,536,593
Koninklijke DSM NV	37,473	3,969,674
Koninklijke Philips NV	17,973	817,951
Koninklijke Vopak NV	2,568	126,538
NN Group NV	43,420	1,937,364
Randstad Holding NV	2,608	139,228
		26,576,347
New Zealand — 0.2%
Air New Zealand Ltd.	126,439	258,973
Auckland International Airport Ltd.	100,469	486,150
EBOS Group Ltd.	3,938	58,627
Fletcher Building Ltd. *	104,034	450,992
Fonterra Co-operative Group, Ltd.	6,088	19,733
SKYCITY Entertainment Group, Ltd.	9,800	26,049
		1,300,524
Norway — 0.9%
Aker ASA, A Shares	3,994	360,202
Austevoll Seafood ASA	10,438	143,897
DNB ASA	109,106	2,295,734
Norsk Hydro ASA	204,704	1,228,916
SpareBank 1 SR-Bank ASA	23,757	288,981
Statoil ASA	2	56
Storebrand ASA	56,200	502,011
Subsea 7 SA	71,980	1,064,831
Yara International ASA	25,784	1,266,271
		7,150,899
Portugal — 0.0%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	328,487
		328,487
Singapore — 0.9%
BOC Aviation Ltd. ±	47,800	370,635
CapitaLand Ltd.	476,100	1,173,664
City Developments Ltd.	103,600	690,389
Frasers Centrepoint Ltd. @	23,300	28,804
Golden Agri-Resources Ltd.	938,200	171,574
Hutchison Port Holdings Trust	576,200	144,050
Keppel Corp. Ltd.	288,400	1,468,318
Olam International Ltd.	34,600	51,379
Sembcorp Industries Ltd.	293,200	662,732
Singapore Airlines Ltd.	158,940	1,132,421
United Industrial Corp. Ltd.	63,243	137,862
UOL Group Ltd.	47,218	237,981
Wilmar International Ltd.	274,500	646,567
		6,916,376
South Africa — 0.1%
Old Mutual Ltd.	209,511	442,876
Spain — 2.3%
Banco de Sabadell SA	1,148,372	1,785,313
Banco Santander SA	1,954,152	9,836,682
Bankia SA	80,316	314,908
Mapfre SA	21,274	66,740
Repsol SA	258,985	5,161,424
		17,165,067
Sweden — 2.8%
Arjo AB, B Shares	21,456	72,547
BillerudKorsnas AB @	23,216	299,885
Boliden AB	68,429	1,908,719
Dometic Group AB ±	42,022	368,568
Getinge AB, B Shares	47,843	551,244
Holmen AB	23,456	610,457
ICA Gruppen AB @	18,530	587,963
Intrum AB @	7,055	183,452
Millicom International Cellular SA	11,580	665,165
Nordea Bank AB	304,997	3,324,033
Peab AB	3,201	29,300
SKF AB	6,086	120,078
SSAB AB, A Shares	32,802	164,907
SSAB AB, B Shares	227,651	2,542,035
SSAB AB, Series B	71,560	290,350
Svenska Cellulosa AB, Series A	244	2,778
Svenska Cellulosa AB, Series B	133,128	1,508,426
Svenska Handelsbanken AB, A Shares	164,179	2,073,620
Svenska Handelsbanken AB, B Shares	1,918	24,128
Swedbank AB, A Shares	49,134	1,217,929
Tele2 AB, B Shares	8,541	102,829
Telefonaktiebolaget LM Ericsson, B Shares	150,346	1,334,394
Telia Co. AB	390,069	1,791,594
Trelleborg AB	39,848	812,662
		20,587,063
Switzerland — 8.2%
Adecco Group SA	36,654	1,924,951
Baloise Holding AG	10,839	1,653,351
Banque Cantonale Vaudoise	173	128,331
Cie Financiere Richemont SA	65,945	5,375,586
Clariant AG *	70,701	1,839,926
Credit Suisse Group AG *	139,027	2,089,513
Dufry AG *	8,794	991,498
Flughafen Zuerich AG	4,261	861,405
Helvetia Holding AG	352	214,485
Julius Baer Group Ltd. *	38,000	1,901,549
LafargeHolcim Ltd. *	68,074	3,360,694
Lonza Group AG *	2,027	691,915
Novartis AG	155,578	13,379,645
Novartis AG, ADR	19,570	1,686,151
Swatch Group AG (The) µ	12,219	952,469
Swatch Group AG (The) µ	6,868	2,731,384
Swiss Life Holding AG *	5,678	2,152,248

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Switzerland (Continued)
Swiss Re AG	27,273	$2,517,764
Swisscom AG	3,117	1,414,624
UBS Group AG *	385,713	6,091,860
Vifor Pharma AG	3,119	540,756
Zurich Insurance Group AG *	26,257	8,299,288
		60,799,393
United Kingdom — 15.2%
Anglo American PLC	299,687	6,730,247
Antofagasta PLC	11,948	133,149
Aviva PLC	710,455	4,532,806
Barclays PLC, ADR @	303,061	2,712,396
Barratt Developments PLC	204,598	1,512,037
BP PLC, ADR	477,584	22,016,622
British American Tobacco PLC	75,833	3,542,947
Coca-Cola European Partners PLC	3,617	163,781
Glencore PLC *	1,157,519	5,004,393
HSBC Holdings PLC	140,729	1,228,589
HSBC Holdings PLC, ADR @	291,035	12,802,630
Investec PLC	19,586	137,751
J Sainsbury PLC	422,622	1,772,621
John Wood Group PLC	55,323	556,385
Kingfisher PLC	420,977	1,415,650
Lloyds Banking Group PLC	9,063,876	7,002,074
Lloyds Banking Group PLC, ADR @	376,801	1,145,475
Mediclinic International PLC	22,489	125,749
Micro Focus International PLC, ADR	6,669	123,243
Pearson PLC	48,365	561,047
Pearson PLC, ADR @	32,293	372,015
Royal Bank of Scotland Group PLC	83,038	270,579
Royal Bank of Scotland Group PLC, ADR @	81,693	533,455
Royal Dutch Shell PLC, ADR, Class A	155,739	10,612,056
Royal Dutch Shell PLC, ADR, Class B @	179,658	12,743,142
Royal Mail PLC	145,510	904,857
Standard Chartered PLC	286,653	2,377,741
Standard Life Aberdeen PLC	52,224	208,222
Tesco PLC	28,781	89,957
Vodafone Group PLC	4,677,355	10,028,687
WM Morrison Supermarkets PLC	548,065	1,853,019
		113,213,322
United States — 0.2%
Shire PLC	27,024	1,628,539
TOTAL COMMON STOCKS
(Identified Cost $660,611,671)		731,489,494

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG	10,816	850,171
Porsche Automobil Holding SE, 3.090%	17,284	1,163,921
Volkswagen AG, 2.650%	37,559	6,610,957
		8,625,049
TOTAL PREFERRED STOCKS
(Identified Cost $10,861,932)		8,625,049

SHORT-TERM INVESTMENTS — 3.3%
Investment Company — 0.1%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	715,560	715,560
Collateral For Securities On Loan — 3.2%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.160%	23,541,576	23,541,576
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $24,257,136)		24,257,136

Total Investments — 102.7%
(Identified Cost $695,730,739)		764,371,679

Liabilities, Less Cash and Other Assets — (2.7%)		(20,311,170)
Net Assets — 100.0%		$744,060,509

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $46,629,997.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2018 amounted to $2,282,345 or 0.31% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

See notes to portfolios of investments

Country Weightings as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	23.4%
United Kingdom	15.3%
France	10.1%
Canada	8.8%
Switzerland	8.2%
Germany	8.2%
Australia	5.6%
Netherlands	3.6%
Hong Kong	2.9%
Other	13.9%
100.0%

Ten largest industry holdings as of September 30, 2018 (As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	18.6%
Oil, Gas & Consumable Fuels	15.4%
Automobiles	9.6%
Insurance	8.0%
Metals & Mining	6.6%
Chemicals	4.3%
Pharmaceuticals	3.2%
Real Estate Management & Development	2.5%
Diversified Telecommunication Services	2.5%
Capital Markets	2.3%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	17,127,207	$349,395,014
TOTAL MUTUAL FUNDS
(Identified Cost $205,889,052)		349,395,014

Total Investments — 100.1%
(Identified Cost $205,889,052)		349,395,014

Liabilities, Less Cash and Other Assets — (0.1%)		(488,425)
Net Assets — 100.0%		$348,906,589

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

See notes to portfolios of investments

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 98.3%
Brazil — 6.8%
Aliansce Shopping Centers SA	9,447	$34,644
Alliar Medicos A Frente SA *	3,500	10,122
Banco ABC Brasil SA *	570	1,949
Banco Bradesco SA	33,012	210,486
Banco Bradesco SA, ADR	109,058	772,131
Banco do Brasil SA	74,244	541,404
Banco Santander Brasil SA	29,020	256,603
Cia Siderurgica Nacional SA *	104,700	242,141
Construtora Tenda SA *	10,255	67,291
Cosan SA Industria e Comercio	14,100	113,155
Direcional Engenharia SA *	12,000	20,294
Duratex SA	42,639	95,339
Embraer SA, ADR	18,374	359,947
Ez Tec Empreendimentos e Participacoes SA	8,658	36,016
Gerdau SA	9,327	30,832
Gerdau SA, ADR @	102,151	430,056
Guararapes Confeccoes SA	300	7,726
International Meal Co., Alimentacao SA	24,900	39,645
Iochpe Maxion SA	12,897	60,995
JBS SA	129,293	300,298
Kroton Educacional SA	115,663	326,493
Magnesita Refratarios SA	6,000	105,483
MRV Engenharia e Participacoes SA	44,264	134,703
Petroleo Brasileiro SA	386,643	2,319,733
Restoque Comercio e Confeccoes de Roupas SA	1,216	7,768
Santos Brasil Participacoes SA	32,700	21,295
Sao Martinho SA	24,581	111,506
SLC Agricola SA	8,505	128,442
Sul America SA	32,934	212,028
Suzano Papel e Celulose SA	8,090	96,314
Tupy SA	9,747	48,921
Usinas Siderurgicas de Minas Gerais SA	9,100	25,620
Vale SA	521,337	7,722,172
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	7,543	23,496
		14,915,048
Chile — 1.2%
Besalco SA	22,668	21,020
CAP SA	12,556	126,357
Cencosud SA	156,242	371,726
Cia Sud Americana de Vapores SA *	231,075	7,377
Empresas CMPC SA	98,730	397,721
Empresas COPEC SA	17,835	275,183
Empresas Hites SA	11,264	10,359
Empresas La Polar SA *	254,406	13,907
Enel Americas SA	2,256,965	347,207
Enel Chile SA, ADR	32,412	162,384
Enersis Americas SA, ADR	10,932	84,504
ENTEL Chile SA	11,652	98,840
Grupo Security SA	151,161	70,314
Inversiones Aguas Metropolitanas SA	40,036	59,944
Itau CorpBanca	12,354,030	126,895
Latam Airlines Group SA, ADR @	17,808	167,395
Masisa SA	174,355	9,939
PAZ Corp. SA	9,073	14,620
Ripley Corp. SA	107,262	100,278
Salfacorp SA	43,600	74,894
Sigdo Koppers SA	27,803	46,491
SMU SA *	12,651	3,827
Sociedad Matriz SAAM SA	550,961	50,311
Socovesa SA	38,881	22,460
Vina Concha y Toro SA	22,108	44,361
		2,708,314
China — 17.6%
361 Degrees International Ltd.	71,000	18,049
Agile Group Holdings Ltd.	167,091	236,069
Agricultural Bank of China Ltd., H Shares	2,223,000	1,090,437
Air China Ltd., Class H	92,000	88,846
Ajisen China Holdings Ltd.	37,000	15,219
Aluminum Corp. of China Ltd., H Shares *	194,000	86,240
Angang Steel Co., Ltd., H Shares	70,000	62,593
Anton Oilfield Services Group *	94,000	15,610
Asia Cement China Holdings Corp.	25,500	26,124
AviChina Industry & Technology Co., Ltd.	62,000	40,867
BAIC Motor Corp., Ltd., H Shares ±	123,500	98,916
Bank of China Ltd., H Shares	4,025,902	1,789,667
Bank of Chongqing Co., Ltd., H Shares	46,500	27,918
Bank of Communications Co., Ltd., H Shares	384,400	288,238
Baoye Group Co., Ltd. Class H *	22,000	12,562
BBMG Corp., H Shares	143,000	48,955
Beijing Capital International Airport Co.,
Ltd., H Shares	42,000	51,022
Beijing Capital Land Ltd., H Shares	100,000	36,662
Beijing Enterprises Clean Energy Group Ltd. *	260,000	4,683
Beijing Enterprises Holdings Ltd.	33,500	187,862
Beijing North Star Co., Ltd., Class H	26,000	7,772
Bosideng International Holdings Ltd.	64,000	8,993
BYD Electronic International Co., Ltd. @	34,500	50,769
C C Land Holdings Ltd.	172,500	42,749
CAR, Inc. *	14,000	11,070
Central China Real Estate Ltd.	56,000	22,748
CGN Meiya Power Holdings Co., Ltd. *±	152,000	25,047
Chaowei Power Holdings Ltd.	37,000	16,259
China Aerospace International Holdings Ltd.	318,000	25,592
China Agri-Industries Holdings Ltd.	203,700	78,583
China Aoyuan Property Group Ltd.	113,000	76,504
China BlueChemical Ltd., H Shares	192,000	77,748
China Cinda Asset Management Co., Ltd.,
Class H	412,000	104,206
China Citic Bank Corp., Ltd., H Shares	417,000	266,872
China Coal Energy Co., Ltd., H Shares	120,000	50,585
China Communication Services Corp., Ltd.,
H Shares	167,600	154,362
China Communications Construction Co.,
Ltd., H Shares	296,000	302,490
China Construction Bank Corp., H Shares	5,504,810	4,809,813
China Development Bank Financial Leasing
Co., Ltd., H Shares ±	68,000	11,900
China Eastern Airlines Corp., Ltd., H Shares	50,000	32,063
China Electronics Optics Valley Union
Holding Co., Ltd.	140,000	8,584
China Energy Engineering Corp., Ltd., H Shares	122,000	14,494
China Everbright Bank Co., Ltd., H Shares	160,000	70,922
China Everbright Ltd.	26,000	46,564
China Evergrande Group @	7,000	19,627
China Foods Ltd.	46,000	23,387
China Galaxy Securities Co., Ltd., H Shares	133,500	62,245
China Harmony New Energy Auto Holding Ltd. @	41,000	17,074
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
China High Speed Transmission Equipment
Group Co., Ltd. @	23,000	$26,442
China Hongqiao Group Ltd. @	162,500	107,941
China Huiyuan Juice Group Ltd. *@§	84,500	16,353
China International Capital Corp., Ltd., H
Shares @±	22,400	41,376
China International Marine Containers
Group Co., Ltd. - Class H	12,200	12,935
China Jinmao Holdings Group Ltd.	450,000	204,641
China Lesso Group Holdings Ltd.	73,000	41,403
China Lumena New Materials Corp. *@§~	224,000	—
China Merchants Bank Co., Ltd., H Shares	8,500	34,528
China Merchants Land Ltd.	118,000	17,485
China Merchants Port Holdings Co., Ltd.	18,421	35,250
China Minsheng Banking Corp., Ltd., H Shares	389,880	289,359
China Mobile Ltd.	356,500	3,513,381
China National Building Material Co., Ltd.,
H Shares	422,850	375,406
China Oil & Gas Group Ltd. *	200,000	14,818
China Oilfield Services Ltd., H Shares	124,000	134,481
China Oriental Group Co., Ltd.	38,000	30,678
China Overseas Grand Oceans Group Ltd.	115,500	37,180
China Overseas Land & Investment Ltd.	338,000	1,057,822
China Petroleum & Chemical Corp., ADR	4,361	438,019
China Petroleum & Chemical Corp., H Shares	2,062,400	2,065,469
China Railway Construction Corp., Ltd., H Shares	171,500	231,344
China Railway Group Ltd., H Shares	254,000	251,782
China Reinsurance Group Corp., H Shares	196,000	38,808
China Resources Cement Holdings Ltd.	150,000	174,558
China Resources Enterprise Ltd.	3,456	13,884
China Resources Land Ltd.	246,000	861,024
China Resources Pharmaceutical Group Ltd. ±	75,000	118,991
China Sanjiang Fine Chemicals Co., Ltd.	44,000	11,747
China SCE Property Holdings Ltd.	151,000	58,252
China Shanshui Cement Group Ltd. *@§	112,501	23,712
China Shengmu Organic Milk Ltd. *@±	123,000	6,128
China Shenhua Energy Co., Ltd.	295,500	674,924
China Shineway Pharmaceutical Group Ltd.	19,000	25,970
China Silver Group Ltd. *	116,000	16,596
China Singyes Solar Technologies Holdings Ltd. @	36,000	12,462
China South City Holdings Ltd.	308,000	50,361
China Southern Airlines Co., Ltd., H Shares	84,000	53,758
China State Construction International
Holdings Ltd.	42,000	44,370
China Taiping Insurance Holdings Co., Ltd.	9,600	33,662
China Traditional Chinese Medicine
Holdings Co., Ltd.	30,000	20,387
China Travel International Investment Hong
Kong Ltd.	180,000	57,943
China Unicom Hong Kong Ltd.	132,000	155,466
China Unicom Hong Kong Ltd., ADR	55,304	646,504
China Yurun Food Group Ltd. *@	23,000	2,321
China ZhengTong Auto Services Holdings Ltd. @	74,500	48,916
China Zhongwang Holdings Ltd. @	154,000	75,344
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares	226,000	123,561
CIFI Holdings Group Co., Ltd.	138,000	63,462
CITIC Ltd.	289,000	430,453
Citic Resources Holdings Ltd. @	150,000	14,754
CITIC Securities Co., Ltd., Class H	43,000	76,461
Citychamp Watch & Jewellery Group Ltd.	60,000	12,876
CNOOC Ltd.	1,424,000	2,819,496
Cogobuy Group ±	40,000	15,022
Comba Telecom Systems Holdings Ltd. *@	193,600	30,419
Concord New Energy Group Ltd.	420,000	16,900
Coolpad Group Ltd. *§	240,200	1,201
COSCO SHIPPING Development Co., Ltd.,
H Shares *	132,200	17,901
COSCO SHIPPING Energy Transportation
Co., Ltd., H Shares	92,000	45,716
COSCO SHIPPING Ports Ltd.	101,835	112,003
Country Garden Services Holdings Co. Ltd. *	2,643	4,490
CPMC Holdings Ltd. @	25,000	9,453
CSR Corp., Ltd. - Class H	37,000	33,794
CT Environmental Group Ltd. @	98,000	11,392
Dah Chong Hong Holdings Ltd.	81,000	31,558
Dongfeng Motor Group Co., Ltd., H Shares	168,000	172,971
Dongyue Group Ltd.	39,000	26,902
Everbright Securities Co., Ltd., Class H ±	16,000	14,205
Fantasia Holdings Group Co., Ltd.	142,500	17,475
Far East Horizon Ltd.	79,000	75,182
Fosun International Ltd.	128,000	225,641
Fufeng Group Ltd. *	123,000	59,863
Future Land Development Holdings Ltd.	30,000	19,429
GCL New Energy Holdings Ltd. *@	392,000	14,021
GCL-Poly Energy Holdings Ltd. *@	899,000	63,162
Gemdale Properties & Investment Corp., Ltd.	226,000	20,497
GF Securities Co., Ltd. - Class H	38,600	49,505
Glorious Property Holdings Ltd. *	228,000	11,796
GOME Retail Holdings Ltd. *@	570,000	58,250
Grand Baoxin Auto Group Ltd.	23,000	6,787
Great Wall Motor Co., Ltd., H Shares @	160,000	101,988
Greenland Hong Kong Holdings Ltd.	112,000	34,623
Greentown China Holdings Ltd.	48,000	44,822
Guangshen Railway Co., Ltd., ADR @	2,674	61,769
Guangzhou Automobile Group Co., Ltd., H Shares	98,000	108,536
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	201,326
Haitong Securities Co., Ltd., Class H	155,200	141,157
Harbin Bank Co., Ltd., H Shares ±	57,000	13,543
Harbin Electric Co., Ltd., H Shares @	54,000	16,900
HC Group, Inc. *	9,500	6,614
Hengdeli Holdings Ltd. *	184,000	7,404
Hi Sun Technology China Ltd. *	72,000	9,933
Hilong Holding Ltd.	109,000	15,038
Hopson Development Holdings Ltd. @	58,000	49,344
Hua Han Health Industry Holdings Ltd. *@§	640,000	8,126
Huaneng Renewables Corp., Ltd., H Shares	480,000	142,865
Huatai Securities Co., Ltd. - Class H *±	59,000	84,562
Huishang Bank Corp., Ltd., H Shares	70,400	30,576
Industrial & Commercial Bank of China
Ltd., H Shares	5,086,000	3,716,226

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
Jiangxi Copper Co., Ltd., H Shares	79,000	$92,136
JinkoSolar Holding Co., Ltd. ADR *@	2,344	25,245
Joy City Property Ltd.	226,000	27,426
Ju Teng International Holdings Ltd.	56,000	14,092
K Wah International Holdings Ltd.	55,000	26,066
Kaisa Group Holdings Ltd. *	140,000	44,888
Kingboard Chemical Holdings Ltd.	71,000	231,728
Kingboard Laminates Holdings Ltd.	35,500	31,472
Kunlun Energy Co., Ltd.	318,000	370,063
KWG Property Holding Ltd. *	112,500	102,895
Lee & Man Paper Manufacturing Ltd.	40,000	37,096
Legend Holdings Corp., H Shares ±	19,000	58,250
Logan Property Holdings Co., Ltd.	24,000	27,102
Longfor Properties Co., Ltd.	51,500	132,889
Lonking Holdings Ltd.	99,000	31,995
Maanshan Iron & Steel Co., Ltd., H Shares	116,000	62,235
Maoye International Holdings Ltd.	82,000	6,809
Metallurgical Corp., of China Ltd., H Shares	139,000	39,063
Mingfa Group International Co., Ltd. *§	91,000	—
Minmetals Land Ltd.	152,000	26,018
MMG Ltd. *	55,999	28,971
Modern Land China Co., Ltd. @	50,000	7,537
Nine Dragons Paper Holdings Ltd.	80,000	86,455
Orient Securities Co., Ltd. - Class H ±	16,800	10,773
Panda Green Energy Group Ltd. *@	310,000	13,662
PAX Global Technology Ltd. @	52,000	26,437
People's Insurance Co., Group of China Ltd.
(The), H Shares	379,000	170,417
PetroChina Co., Ltd., H Shares	1,874,000	1,517,709
PICC Property & Casualty Co., Ltd., H Shares	32,000	37,770
Poly Culture Group Corp., Ltd. H Shares	6,400	8,077
Poly Property Group Co., Ltd.	229,000	80,737
Postal Savings Bank of China Co., Ltd.,
Class H ±	118,000	74,312
Pou Sheng International Holdings Ltd.	87,000	17,337
Powerlong Real Estate Holdings Ltd.	165,000	69,976
PW Medtech Group Ltd. *	97,000	19,949
Qinhuangdao Port Co., Ltd. H Shares	26,500	5,992
Red Star Macalline Group Corp., Ltd., H Shares ±	18,456	17,706
Renhe Commercial Holdings Co., Ltd. *	726,000	24,576
Ronshine China Holdings Ltd. *	24,000	28,083
Sany Heavy Equipment International
Holdings Co. Ltd.	62,000	21,463
Seaspan Corp. @	3,228	26,889
Semiconductor Manufacturing International Corp. *@	271,800	293,037
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	21,434
Shanghai Electric Group Co., Ltd., H Shares	104,000	37,065
Shanghai Industrial Holdings Ltd.	45,000	99,676
Shanghai Industrial Urban Development
Group Ltd.	52,000	8,702
Shanghai Jin Jiang International Hotels
Group Co., Ltd., H Shares	148,000	41,592
Shanghai Pharmaceuticals Holding Co., Ltd.
- Class H	34,900	87,202
Shanghai Prime Machinery Co., Ltd., Class H *	106,000	15,436
Shengjing Bank Co., Ltd., H Shares ±	28,000	13,377
Shenzhen International Holdings Ltd.	30,597	63,161
Shenzhen Investment Ltd.	347,143	110,861
Shimao Property Holdings Ltd.	131,500	327,895
Shougang Concord International Enterprises
Co., Ltd. *	1,212,000	29,726
Shougang Fushan Resources Group Ltd.	176,000	39,119
Shui On Land Ltd.	127,500	29,642
Shunfeng International Clean Energy Ltd. *@	220,000	9,555
Sihuan Pharmaceutical Holdings Group Ltd.	117,000	23,913
Sino-Ocean Land Holdings Ltd.	246,212	108,507
Sinofert Holdings Ltd. *@	244,000	31,480
Sinopec Engineering Group Co., Ltd., H Shares	93,000	106,206
Sinopec Kantons Holdings Ltd.	64,000	28,532
Sinotrans Ltd., H Shares	170,000	69,274
Sinotrans Shipping Ltd. @	51,573	16,997
Sinotruk Hong Kong Ltd. @	60,000	130,602
Skyworth Digital Holdings Ltd.	224,477	63,372
SOHO China Ltd.	209,000	81,161
Springland International Holdings Ltd.	99,000	21,625
TCL Electronics Holdings Ltd.	38,667	18,374
Technovator International Ltd. *	34,000	6,037
Texhong Textile Group Ltd.	18,000	26,948
Tian An China Investment Co., Ltd.	10,000	5,352
Tianjin Port Development Holdings Ltd. *	180,000	20,464
Tianneng Power International Ltd.	26,000	22,950
Tomson Group Ltd.	24,000	7,389
Truly International Holdings Ltd. *@	120,000	20,081
United Energy Group Ltd.	158,000	32,495
Universal Medical Financial & Technical
Advisory Services Co., Ltd. ±	32,000	24,567
Wasion Group Holdings Ltd.	48,000	24,281
Weichai Power Co., Ltd., H Shares	69,000	85,497
West China Cement Ltd.	198,000	37,180
Xiamen International Port Co., Ltd., Class H	94,000	13,329
Xingda International Holdings Ltd.	73,932	21,438
Xtep International Holdings Ltd.	37,500	21,700
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	150,619
YuanShengTai Dairy Farm Ltd. *	226,000	5,370
Yuexiu Property Co., Ltd.	785,033	140,393
Yuzhou Properties Co., Ltd.	60,000	24,373
Zhaojin Mining Industry Co., Ltd. - Class H	18,000	13,934
Zhong An Real Estate Ltd. *	89,000	3,695
Zhongsheng Group Holdings Ltd.	10,000	24,347
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares	57,000	22,062
		38,736,012
Colombia — 0.4%
Almacenes Exito SA	33,596	165,327
Cementos Argos SA	21,491	55,853
Constructora Conconcreto SA	52,618	6,482
Grupo Argos SA	49,281	271,122
Grupo de Inversiones Suramericana SA	27,214	319,278
Grupo Nutresa SA	5,202	42,490
		860,552
Czech Republic — 0.2%
CEZ, AS	20,203	516,638
Greece — 0.1%
Alpha Bank AE *	927	1,334
Ellaktor SA *	11,652	19,346
GEK Terna Holding Real Estate
Construction SA *	8,282	48,752
Hellenic Petroleum SA	4,212	36,775
Marfin Investment Group Holdings SA *	45,244	4,360

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Greece (Continued)
Mytilineos Holdings SA	7,016	$69,648
		180,215
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	39,026	420,443
OTP Bank PLC	2,066	76,567
Richter Gedeon Nyrt	3,388	63,389
		560,399
India — 12.2%
ACC Ltd.	4,759	103,560
Adani Enterprises Ltd.	48,033	86,239
Adani Gas Ltd. *§	48,033	40,121
Adani Green Energy Ltd. *	36,553	20,599
Adani Power Ltd. *	62,566	20,326
Adani Transmissions Ltd. *	27,809	61,534
Aditya Birla Capital Ltd. *	28,455	45,142
Aditya Birla Fashion & Retail Ltd. *	15,129	38,183
Allahabad Bank Ltd. *	20,823	10,111
Ambuja Cements Ltd.	58,052	179,466
Andhra Bank *	22,882	8,791
Apollo Tyres Ltd.	56,881	165,723
Arvind Ltd.	13,452	58,492
Ashoka Buildcon Ltd.	7,348	10,603
Aurobindo Pharma Ltd.	21,564	221,024
Axis Bank Ltd. *	134,335	1,142,283
Axis Bank Ltd. GDR *	593	25,114
Bajaj Finserv Ltd.	305	25,363
Bajaj Holdings & Investment Ltd.	5,460	232,063
Balkrishna Industries Ltd.	4,100	57,578
Balrampur Chini Mills Ltd.	11,186	11,072
Bank of Baroda *	55,295	75,822
Bank of India *	14,398	15,234
Bharat Electronics Ltd.	56,373	62,447
Bharat Heavy Electricals Ltd.	102,622	97,044
Bharti Airtel Ltd.	223,068	1,046,256
Bharti Infratel Ltd.	16,471	59,576
Birla Corp., Ltd.	2,074	18,079
Brigade Enterprises Ltd.	6,374	16,707
Canara Bank *	16,899	51,322
Ceat Ltd.	3,536	55,364
Central Bank of India *	10,425	5,939
CG Power and Industrial Solutions Ltd. *	49,779	30,764
Chambal Fertilizers and Chemicals Ltd.	14,403	30,797
Cipla Ltd.	13,757	123,356
City Union Bank Ltd.	18,860	45,582
Coffee Day Enterprises Ltd. *±	3,077	11,928
Container Corp. Of India Ltd.	6,007	52,206
Coromandel International Ltd.	4,611	25,762
Corporation Bank *	735	252
Cox & Kings Ltd.	11,953	27,619
Crompton Greaves Consumer Electricals Ltd.	6,884	21,172
Cyient Ltd.	7,451	77,090
DCB Bank Ltd.	19,962	40,480
DCM Shriram Ltd.	4,319	26,156
Dewan Housing Finance Corp. Ltd.	30,512	116,172
Dishman Carbogen Amcis Ltd. *	5,292	17,740
DLF Ltd.	45,152	100,656
Dr Reddys Laboratories Ltd., ADR	10,396	359,702
eClerx Services Ltd.	1,085	15,864
EID Parry India Ltd.	7,288	20,007
EIH Ltd.	13,530	27,624
Engineers India Ltd.	17,822	29,158
Exide Industries Ltd.	17,849	65,373
Federal Bank Ltd.	182,321	177,693
Finolex Industries Ltd.	1,266	9,185
Firstsource Solutions Ltd.	20,730	17,830
Fortis Healthcare Ltd. *	35,112	65,390
GAIL India Ltd.	99,156	519,786
GAIL India Ltd., GDR	276	8,749
Gateway Distriparks Ltd.	5,474	11,308
Glenmark Pharmaceuticals Ltd.	12,966	112,686
Granules India Ltd.	17,305	22,607
Graphite India Ltd.	2,794	32,673
Grasim Industries Ltd.	31,951	447,398
Great Eastern Shipping Co., Ltd. (The)	11,618	47,424
Gujarat Alkalies & Chemicals Ltd.	2,551	21,255
Gujarat Fluorochemicals Ltd.	5,933	65,640
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	22,356
Gujarat Pipavav Port Ltd.	11,801	16,540
Gujarat State Petronet Ltd.	27,123	65,291
Himachal Futuristic Communications Ltd.	111,266	30,545
Hindalco Industries Ltd.	154,577	487,038
Housing Development & Infrastructure Ltd. *	33,952	9,742
HSIL Ltd.	2,665	9,562
ICICI Bank Ltd.	80,775	340,973
ICICI Bank Ltd., ADR	82,445	699,958
IDBI Bank Ltd. *	61,479	42,829
Idea Cellular Ltd. *	260,350	139,531
IDFC Bank Ltd.	154,841	77,431
IDFC Ltd.	100,426	54,861
IFCI Ltd. *	68,818	11,392
IIFL Holdings Ltd.	25,376	175,434
India Cements Ltd. (The)	43,497	60,964
Indiabulls Housing Finance Ltd.	1,225	14,449
Indiabulls Real Estate Ltd. *	29,702	36,877
Indian Bank *	10,338	32,359
Indian Hotels Co., Ltd. (The)	37,324	71,054
Infosys Ltd.	13,066	131,886
Ipca Laboratories Ltd.	4,046	38,121
J Kumar Infraprojects Ltd.	2,087	5,819
Jagran Prakashan Ltd.	8,773	13,815
Jain Irrigation Systems Ltd.	44,473	37,485
Jaiprakash Associates Ltd. *	179,807	16,495
Jammu & Kashmir Bank Ltd. (The) *	24,690	13,624
Jindal Saw Ltd.	14,261	14,558
Jindal Steel & Power Ltd. *	46,366	125,237
JK Cement Ltd.	1,001	10,564
JM Financial Ltd.	26,872	32,140
JSW Energy Ltd. *	75,011	63,277
JSW Steel Ltd.	146,710	769,069
Jubilant Life Sciences Ltd.	9,690	98,918
Kalpataru Power Transmission Ltd.	5,415	25,316
Karnataka Bank Ltd. (The)	25,825	34,450
Karur Vysya Bank Ltd. (The)	50,658	54,159
Kaveri Seed Co., Ltd.	2,781	22,289
KPIT Technologies Ltd.	21,169	62,114
KPR Mill Ltd.	1,232	10,775
L&T Finance Holdings Ltd.	33,892	60,593
Larsen & Toubro Ltd.	25,272	444,605

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
India (Continued)
Larsen & Toubro Ltd.	16,714	$289,821
Laurus Labs Ltd. ±	757	4,522
LIC Housing Finance Ltd.	27,762	159,567
Lupin Ltd.	30,053	374,574
Mahindra & Mahindra Financial Services Ltd.	12,039	66,647
Mahindra & Mahindra Ltd.	61,741	736,310
Mahindra CIE Automotive Ltd. *	2,909	10,670
Manappuram Finance Ltd.	52,506	52,224
Max India Ltd. *	8,945	9,107
Mindtree Ltd.	1,461	20,759
Mphasis Ltd.	16,347	264,069
MRF Ltd.	145	127,418
Muthoot Finance Ltd.	15,546	85,247
National Aluminium Co., Ltd.	68,213	57,401
Nava Bharat Ventures Ltd.	7,718	12,734
NCC Ltd.	58,777	59,272
NIIT Technologies Ltd.	1,604	24,333
Oberoi Realty Ltd.	10,366	58,773
Oriental Bank of Commerce *	14,300	12,043
PC Jeweller Ltd.	7,610	6,540
Persistent Systems Ltd.	5,293	57,307
Petronet LNG Ltd.	18,380	56,872
Piramal Enterprises Ltd.	7,308	231,771
Power Finance Corp. Ltd.	107,658	113,242
Prakash Industries Ltd. *	3,119	4,892
Prestige Estates Projects Ltd.	14,610	42,486
PTC India Ltd.	28,037	25,662
Punjab National Bank *	42,980	35,426
Rain Industries Ltd.	7,350	16,831
Rajesh Exports Ltd.	2,563	22,734
Ramco Cements Ltd. (The)	1,003	8,855
Rashtriya Chemicals & Fertilizers Ltd.	7,262	5,996
Raymond Ltd.	3,276	30,008
Redington India Ltd.	29,666	37,650
Reliance Communications Ltd. *	167,238	27,569
Reliance Industries Ltd.	354,872	6,140,622
Reliance Industries Ltd., GDR ±	20,938	719,220
Reliance Power Ltd. *	91,910	33,536
Repco Home Finance Ltd.	2,062	12,231
Rural Electrification Corp. Ltd.	117,454	159,597
Sadbhav Engineering Ltd.	4,946	15,352
Shilpa Medicare Ltd.	1,821	10,149
Shipping Corp. of India Ltd. *	14,166	8,139
Shriram City Union Finance Ltd.	2,207	50,844
Shriram Transport Finance Co., Ltd.	20,278	322,283
Sintex Plastics Technology Ltd. *	60,470	24,233
Sobha Ltd.	6,105	33,519
Solara Active Pharma Sciences Ltd. *	583	2,193
South Indian Bank Ltd. (The)	112,022	20,399
Srei Infrastructure Finance Ltd.	9,293	4,179
SRF Ltd.	2,665	62,813
State Bank of India *	115,109	421,595
State Bank of India Ltd., GDR *	2,800	103,460
Steel Authority of India Ltd. *	48,344	45,383
Strides Shasun Ltd.	3,502	20,870
Sun Pharmaceutical Industries Ltd.	10,119	87,001
Syndicate Bank *	19,381	8,248
Tata Chemicals Ltd.	12,834	122,515
Tata Global Beverages Ltd.	53,503	172,340
Tata Motors Ltd. *@	4,939	75,863
Tata Motors Ltd. *	190,099	587,421
Tata Steel Ltd.	3,626	6,820
Tata Steel Ltd.	55,068	440,453
Tech Mahindra Ltd.	63,552	654,895
TI Financial Holdings Ltd.	6,275	47,697
Time Technoplast Ltd.	13,782	24,146
Tube Investments of India Ltd.	7,629	31,046
TV18 Broadcast Ltd. *	55,772	26,967
Uflex Ltd.	3,166	12,622
Union Bank of India *	28,863	26,060
UPL Ltd.	2,720	24,939
VA Tech Wabag Ltd.	3,303	13,305
Vardhman Textiles Ltd.	2,832	39,653
Vedanta Ltd.	216,392	693,595
Vedanta Ltd., ADR	14,869	190,323
Vijaya Bank	27,968	17,285
Welspun Corp., Ltd.	11,246	19,858
Welspun India Ltd.	16,161	13,254
Wipro Ltd.	160,253	713,832
Wockhardt Ltd. *	4,111	30,709
Zensar Technologies Ltd.	5,610	22,134
		26,839,686
Indonesia — 2.2%
Adaro Energy Tbk PT	2,508,900	308,951
Adhi Karya Persero Tbk PT	265,600	24,775
Agung Podomoro Land Tbk PT *	1,262,900	12,797
Alam Sutera Realty Tbk PT *	2,593,800	49,782
Aneka Tambang Tbk PT	812,316	46,063
Astra Agro Lestari Tbk PT	61,744	51,379
Astra Otoparts Tbk PT	19,600	1,881
Bank Bukopin Tbk PT *	428,300	10,290
Bank Danamon Indonesia Tbk PT	378,773	183,013
Bank Mandiri Tbk PT	1,493,700	674,102
Bank Negara Indonesia Persero Tbk PT	1,027,766	510,383
Bank Pan Indonesia Tbk PT *	763,800	50,231
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	287,000	39,097
Bank Pembangunan Daerah Jawa Timur
Tbk PT	69,000	3,010
Bank Tabungan Negara Tbk PT	671,490	118,513
Bank Tabungan Pensiunan Nasional Tbk PT	239,100	60,010
Barito Pacific Tbk PT	278,900	34,438
BISI International Tbk PT	94,000	10,724
Bumi Serpong Damai Tbk PT *	972,900	75,409
Ciputra Development Tbk PT	1,672,677	98,218
Eagle High Plantations Tbk PT *	1,380,100	18,708
Energi Mega Persada Tbk PT *	93,200	819
Gajah Tunggal Tbk PT *	177,100	7,487
Garuda Indonesia Persero Tbk PT *	400,470	5,536
Global Mediacom Tbk PT	1,084,300	29,397
Hanson International Tbk PT *	6,335,700	55,272
Holcim Indonesia Tbk PT *	278,000	19,682
Indah Kiat Pulp & Paper Corp., Tbk PT	334,000	388,880
Indika Energy Tbk PT	35,200	6,614
Indo Tambangraya Megah Tbk PT	43,600	75,634
Indocement Tunggal Prakarsa Tbk PT	12,300	15,270
Indofood Sukses Makmur Tbk PT	571,200	226,157
Intiland Development Tbk PT *	1,370,300	26,852
Japfa Comfeed Indonesia Tbk PT	532,700	73,284
Krakatau Steel Persero Tbk PT *	255,200	6,850
Lippo Cikarang Tbk PT *	74,400	9,087
Lippo Karawaci Tbk PT	2,347,075	54,182
Medco Energi Internasional Tbk PT *	1,095,266	73,500
Media Nusantara Citra Tbk PT	501,200	27,076
Mitra Adiperkasa Tbk PT	518,000	28,678
MNC Investama Tbk PT *	4,910,300	28,668

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Indonesia (Continued)
Modernland Realty Tbk PT	1,758,100	$25,720
Pabrik Kertas Tjiwi Kimia Tbk PT	70,500	65,170
Pakuwon Jati Tbk PT	295,800	10,223
Panin Financial Tbk PT *	2,998,200	50,300
Pembangunan Perumahan Persero Tbk PT	281,400	28,798
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	387,700	33,172
PP Properti Tbk PT	1,727,300	12,867
Ramayana Lestari Sentosa Tbk PT	356,300	31,083
Salim Ivomas Pratama Tbk PT	482,300	15,859
Semen Indonesia Persero Tbk PT	282,100	187,890
Sentul City Tbk PT *	1,477,400	11,005
Siloam International Hospitals Tbk PT *	40,400	7,917
Sri Rejeki Isman Tbk PT	996,900	23,013
Summarecon Agung Tbk PT	674,800	29,661
Surya Semesta Internusa Tbk PT	393,100	12,821
Tambang Batubara Bukit Asam Persero Tbk PT	100,800	29,222
Tiga Pilar Sejahtera Food Tbk PT *§	168,600	1,901
Timah Tbk PT	396,682	19,832
Tunas Baru Lampung Tbk PT	317,700	22,279
United Tractors Tbk PT	155,400	344,140
Vale Indonesia Tbk PT *	218,900	54,499
Visi Media Asia Tbk PT *	498,300	4,615
Waskita Beton Precast Tbk PT	1,138,000	27,340
Waskita Karya Persero Tbk PT	362,700	41,378
Wijaya Karya Persero Tbk PT	459,200	42,063
XL Axiata Tbk PT *	600,900	111,297
		4,784,764
Korea — 17.7%
AK Holdings, Inc.	195	10,759
Asia Cement Co., Ltd.	309	40,114
Asia Paper Manufacturing Co. Ltd.	567	21,929
Asiana Airlines, Inc. *	18,788	73,932
BGF Co., Ltd.	4,970	42,117
BNK Financial Group, Inc.	37,989	294,528
Capro Corp.	3,814	22,281
Chongkundang Holdings Corp.	360	22,556
CJ CheilJedang Corp.	157	47,203
CJ Corp.	1,333	162,231
CJ Hellovision Co., Ltd.	4,225	38,851
CJ O Shopping Co., Ltd.	454	101,503
Daeduck Electronics Co.	4,060	29,208
Daeduck GDS Co., Ltd.	2,075	22,915
Daelim Industrial Co., Ltd.	4,243	315,954
Daesang Corp.	3,420	80,933
Daesang Holdings Co., Ltd.	3,626	27,197
Daewoo Engineering & Construction Co., Ltd. *	18,477	98,611
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. *	5,819	181,770
Daishin Securities Co., Ltd.	5,898	66,464
Daou Technology, Inc.	1,120	22,617
DGB Financial Group, Inc.	24,113	220,642
Dong Ah Tire & Rubber Co., Ltd.	652	20,543
Dong Ah Tire & Rubber Co., Ltd. *	897	10,998
Dong-A Socio Holdings Co., Ltd.	427	43,691
Dongbu Insurance Co., Ltd.	5,871	385,313
Dongkuk Steel Mill Co., Ltd.	7,956	66,775
Dongwon Development Co., Ltd.	7,412	27,530
Dongwon Industries Co., Ltd.	39	10,512
Doosan Bobcat, Inc.	3,213	117,021
Doosan Corp.	1,027	126,379
Doosan Heavy Industries & Construction
Co., Ltd. *	10,298	138,328
Doosan Infracore Co., Ltd. *	21,468	189,665
E-Mart Co., Ltd.	2,632	492,351
Easy Bio, Inc.	6,222	43,359
Eugene Corp.	10,995	68,393
Eugene Investment & Securities Co., Ltd. *	8,694	22,729
GS Engineering & Construction Corp.	6,437	303,498
GS Holdings Corp.	9,519	472,839
Halla Holdings Corp.	1,447	52,897
Hana Financial Group, Inc.	46,863	1,882,125
Handsome Co., Ltd.	1,970	66,510
Hanil Cement Co., Ltd. *	233	31,193
Hanil Cement Co., Ltd.	191	12,484
Hanjin Kal Corp.	5,790	117,444
Hanjin Transportation Co., Ltd.	2,144	63,204
Hankook Tire Co., Ltd.	10,481	473,381
Hansol Holdings Co., Ltd.	6,970	31,606
Hansol Paper Co., Ltd.	2,232	40,646
Hansol Technics Co., Ltd. *	1,212	9,134
Hanwha Chem Corp.	20,042	348,714
Hanwha Corp.	8,404	248,502
Hanwha General Insurance Co., Ltd.	8,055	50,977
Hanwha Investment & Securities Co., Ltd. *	18,065	42,262
Hanwha Life Insurance Co., Ltd.	58,215	277,627
Hanwha Techwin Co., Ltd. *	4,682	107,210
HDC Hyundai Development Co.-
Engineering & Construction *	1,703	78,145
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	37,418
Hite Jinro Co., Ltd.	2,802	42,564
HMC Investment Securities Co., Ltd.	1,658	14,573
Humax Co., Ltd. *	1,390	8,082
Hy-Lok Corp.	918	19,655
Hyosung Advanced Materials Corp. *	147	18,752
Hyosung Chemical Corp. *	104	14,345
Hyosung Corp.	453	19,602
Hyosung Heavy Industries Corp. *	306	16,386
Hyosung TNC Co., Ltd. *	142	23,811
Hyundai Construction Equipment Co., Ltd. *	779	86,029
Hyundai Department Store Co., Ltd.	2,487	222,860
Hyundai Development Co.	2,220	45,831
Hyundai Electric & Energy System Co., Ltd. *	612	38,124
Hyundai Engineering & Construction Co., Ltd.	12,316	749,452
Hyundai Glovis Co., Ltd.	1,036	121,415
Hyundai Greenfood Co., Ltd.	6,424	81,368
Hyundai Heavy Industries Co., Ltd. *	4,783	579,954
Hyundai Hy Communications & Networks
Co., Ltd.	3,997	15,044
Hyundai Marine & Fire Insurance Co., Ltd.	2,045	77,338
Hyundai Mobis Co., Ltd.	188	38,642
Hyundai Motor Co.	17,729	2,069,782
Hyundai Robotics Co., Ltd. *	1,468	535,984
Hyundai Steel Co.	15,304	779,514
Hyundai Wia Corp.	3,011	114,957

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Korea (Continued)
Ilshin Spinning Co., Ltd.	296	$29,086
iMarketKorea, Inc.	1,693	10,043
Industrial Bank of Korea	40,096	551,241
Interpark Holdings Corp.	7,348	16,561
IS Dongseo Co., Ltd.	1,670	58,038
JB Financial Group Co., Ltd.	14,459	78,601
KB Financial Group, Inc.	6,566	320,827
KB Financial Group, Inc., ADR	44,324	2,139,963
KCC Corp.	88	26,894
KH Vatec Co., Ltd. *	2,458	21,051
Kia Motors Corp.	32,165	1,017,797
KISWIRE Ltd.	933	22,247
Kolon Corp.	985	35,120
Kolon Industries, Inc.	2,613	146,521
Korea Asset In Trust Co., Ltd.	4,507	22,672
Korea Electric Terminal Co., Ltd.	682	26,315
Korea Investment Holdings Co., Ltd.	6,241	428,163
Korea Line Corp. *	2,642	57,520
Korea Petrochemical Ind Co., Ltd.	363	60,377
Korea Real Estate Investment & Trust Co., Ltd.	8,609	21,653
Korean Air Lines Co., Ltd.	7,086	179,506
Korean Reinsurance Co.	11,902	112,126
KT Skylife Co., Ltd.	2,021	25,507
Kukdo Chemical Co., Ltd.	393	19,274
Kumho Tire Co., Inc. *	6,856	32,758
Kwang Dong Pharmaceutical Co., Ltd.	2,450	16,897
Kwangju Bank	4,582	46,058
Kyobo Securities Co., Ltd.	2,156	18,970
LF Corp.	3,054	71,721
LG Chem Ltd.	73	24,054
LG Corp.	8,648	566,008
LG Display Co., Ltd.	12,166	209,484
LG Display Co., Ltd., ADR @	62,695	543,566
LG Electronics, Inc.	16,873	1,079,994
LG Hausys Ltd.	907	57,482
LG International Corp.	4,279	85,445
LG Uplus Corp.	31,362	517,399
Lotte Chemical Corp.	2,050	513,771
Lotte Chilsung Beverage Co., Ltd.	47	58,980
Lotte Confectionery Co., Ltd.	72	11,716
Lotte Corp. *	758	39,019
LOTTE Fine Chemicals Co., Ltd.	2,950	138,026
LOTTE Himart Co., Ltd.	1,461	87,851
Lotte Shopping Co., Ltd.	1,381	260,824
LS Corp.	3,430	211,814
Lumens Co., Ltd. *	5,701	17,089
Mando Corp.	645	20,061
Meritz Financial Group, Inc.	3,430	38,807
Meritz Fire & Marine Insurance Co., Ltd.	3,270	57,043
Meritz Securities Co., Ltd.	51,373	192,432
Mirae Asset Daewoo Co., Ltd.	34,721	265,122
Mirae Asset Life Insurance Co., Ltd.	13,679	63,385
Moorim P&P Co., Ltd.	2,365	22,493
Muhak Co., Ltd.	2,076	28,728
Namyang Dairy Products Co., Ltd.	41	23,951
Nexen Corp.	2,630	14,913
Nexen Tire Corp.	5,151	44,440
NH Investment & Securities Co., Ltd.	15,768	203,275
NHN Entertainment Corp. *	628	34,648
Nong Shim Co., Ltd.	339	74,416
Nong Shim Holdings Co., Ltd.	185	13,676
NS Shopping Co., Ltd.	816	9,490
OCI Co., Ltd.	2,344	232,445
Orion Holdings Corp.	1,840	31,268
Pan Ocean Co., Ltd. *	20,999	99,197
Poongsan Corp.	2,993	85,668
Posco Daewoo Corp.	6,678	126,125
POSCO, ADR	51,211	3,379,926
S&T Dynamics Co., Ltd. *	1,950	11,708
S&T Motiv Co., Ltd.	1,233	33,514
S-Oil Corp.	233	28,777
Sajo Industries Co., Ltd.	327	18,543
Samsung C&T Corp.	4,059	473,870
Samsung Card Co., Ltd.	3,768	125,006
Samsung Electro-Mechanics Co., Ltd.	183	22,932
Samsung Electronics Co., Ltd.	1,450	60,719
Samsung Fire & Marine Insurance Co., Ltd.	1,907	488,247
Samsung Heavy Industries Co., Ltd. *	44,479	323,994
Samsung Life Insurance Co., Ltd.	9,205	807,434
Samsung SDI Co., Ltd.	335	78,068
Samsung Securities Co., Ltd.	7,286	214,458
Samyang Corp.	427	28,062
Samyang Holdings Corp.	578	52,889
SeAH Besteel Corp.	1,570	27,600
SeAH Steel Corp. §	446	27,542
Sebang Co., Ltd.	1,306	15,718
Sebang Global Battery Co., Ltd.	944	31,956
Seohan Co., Ltd.	5,607	10,994
Shinhan Financial Group Co., Ltd.	14,683	595,659
Shinhan Financial Group Co., Ltd., ADR	38,643	1,550,744
Shinsegae Co., Ltd.	1,093	357,190
SK Chemicals Co., Ltd.	1,596	48,272
SK Chemicals Co., Ltd. *	1,713	131,573
SK Gas Co., Ltd.	881	66,874
SK Holdings Co., Ltd.	395	102,200
SK Innovation Co., Ltd.	11,354	2,200,685
SK Networks Co., Ltd.	19,140	94,902
SK Securities Co., Ltd. *	28,708	27,175
SKC Co., Ltd.	3,866	148,645
SL Corp.	2,574	48,846
Ssangyong Motor Co. *	7,906	32,536
Sung Kwang Bend Co., Ltd.	4,581	53,275
Sungwoo Hitech Co., Ltd.	7,756	29,926
Sunjin Co., Ltd. *	941	10,731
Taekwang Industrial Co., Ltd.	61	91,672
Taewoong Co., Ltd. *	2,152	27,161
Taeyoung Engineering & Construction Co., Ltd.	6,376	73,000
Tongyang Life Insurance Co., Ltd.	6,487	37,369
Tongyang, Inc.	18,180	32,041
Unid Co., Ltd.	1,035	42,408
Wonik Holdings Co., Ltd. *	5,077	22,748
Woori Bank	44,495	677,904
Woori Bank, ADR @	4,791	217,176
Young Poong Corp.	46	32,056
Youngone Corp.	2,455	87,422
Youngone Holdings Co., Ltd.	787	45,975
Yuanta Securities Korea Co., Ltd. *	15,682	53,652
		39,109,168
Malaysia — 2.8%
Aeon Co. M Bhd	37,500	15,404
Affin Holdings Bhd	65,370	37,751
AirAsia Bhd	239,300	182,720
Alliance Financial Group Berhad	167,400	169,079
AMMB Holdings Berhad	305,987	305,359
Batu Kawan Berhad	18,800	77,226

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Malaysia (Continued)
Berjaya Corp. Berhad *	455,775	$31,938
Berjaya Land Berhad *	215,200	12,480
Boustead Holdings Berhad	114,039	52,631
Boustead Plantations Bhd	55,720	15,214
Bumi Armada Bhd *	442,100	56,618
Cahya Mata Sarawak Bhd	38,500	27,164
CIMB Group Holdings Bhd	758,387	1,101,342
Coastal Contracts Bhd	53,100	12,061
DRB-Hicom Berhad	148,700	77,970
Eastern & Oriental Bhd	83,232	26,547
Eco World Development Group Bhd *	176,300	51,120
Ekovest Bhd	165,800	24,639
Felda Global Ventures Holdings Bhd	258,800	96,929
Gamuda Berhad	154,200	125,193
Genting Bhd	20,800	39,253
Genting Malaysia Bhd	292,500	352,682
HAP Seng Consolidated Berhad	35,100	83,965
Hap Seng Plantations Holdings Berhad	19,600	10,467
Hengyuan Refining Co. Bhd	9,900	15,214
Hong Leong Bank Bhd	14,300	71,111
Hong Leong Financial Group Berhad	40,521	188,971
IJM Corp. Berhad	421,460	183,310
IOI Properties Group Bhd	244,750	98,763
Jaya Tiasa Holdings Bhd	54,200	8,644
KNM Group Bhd *	258,360	9,676
KSL Holdings Bhd *	91,419	18,003
Mah Sing Group Bhd	205,885	50,744
Malayan Banking Bhd	151,445	358,257
Malaysia Airports Holdings Bhd	25,200	54,194
Malaysia Building Society Bhd	247,029	60,287
Malaysian Pacific Industries Bhd	9,700	28,454
Malaysian Resources Corp. Bhd	336,800	58,595
Matrix Concepts Holdings Bhd	42,800	21,615
Media Prima Bhd *	120,700	14,291
Mega First Corp. Bhd	24,800	20,374
MISC Berhad	186,120	272,535
MKH Bhd	63,050	19,196
MMC Corp. Berhad	115,100	38,102
Muhibbah Engineering M Bhd	47,400	34,475
Multi-Purpose Holdings Bhd	86,100	39,945
Oriental Holdings Berhad	23,560	35,296
OSK Holdings Berhad	74,455	17,271
Parkson Holdings Bhd *	57,151	5,386
Pos Malaysia Berhad	21,200	18,441
PPB Group Berhad	21,600	87,580
Press Metal Bhd	21,560	25,319
RHB Capital Berhad	130,771	170,633
Sapura Energy Bhd *	662,200	65,604
Sarawak Oil Palms Bhd	20,500	13,771
Selangor Properties Bhd	6,500	6,597
Sime Darby Bhd	240,200	151,485
Sime Darby Property Bhd	177,600	50,639
SP Setia Bhd Group	146,611	95,650
Star Publications Malaysia Bhd	2,200	423
Sunway Bhd	260,647	95,101
Supermax Corp. Bhd	45,700	35,778
Ta Ann Holdings Bhd	33,360	21,523
TA Enterprise Bhd	140,200	21,851
TA Global Berhad	55,560	3,826
TAN Chong Motor Holdings Bhd	9,600	3,735
Time dotCom Bhd	29,480	59,053
UEM Sunrise Bhd	225,600	45,245
UMW Holdings Bhd	25,400	30,810
UMW Oil & Gas Corp. Bhd *	509,331	34,460
Unisem M Bhd	98,500	73,783
United Malacca Bhd	14,600	21,132
UOA Development Bhd	113,100	62,856
Wah Seong Corp. Bhd *	3,573	915
WCT Holdings Bhd	159,955	34,399
YTL Corp. Berhad	791,045	238,929
		6,177,999
Mexico — 3.8%
Alfa SAB de CV, Class A	432,223	555,695
Alpek SA de CV	61,784	100,200
Arca Continental SAB de CV	8,756	56,511
Axtel SAB de CV *	61,878	12,399
Banco del Bajio SA ±	4,544	11,218
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
Class B	230,619	360,581
Becle SAB de CV	20,954	33,826
Cemex SAB de CV *	1,367,238	962,195
Coca-Cola Femsa SAB de CV, Series L	24,353	148,911
Consorcio ARA SAB de CV	72,788	26,526
Corp. Actinver SAB de CV	15,700	11,326
Corpovael SA de CV	14,843	11,620
Credito Real SAB de CV SOFOM ER	28,241	38,783
El Puerto de Liverpool SAB de CV, Series C	16,147	121,322
Elementia SAB de CV *±	22,420	14,796
Fomento Economico Mexicano SAB de CV	3,325	32,895
Genomma Lab Internacional SAB de CV,
Series B *	44,630	38,945
Gentera SAB de CV	98,754	99,894
Grupo Aeromexico SAB de CV *	36,839	50,040
Grupo Bimbo SAB de CV	5,607	11,931
Grupo Carso SAB de CV, Series A	48,027	159,885
Grupo Cementos de Chihuahua SAB de CV	12,907	84,329
Grupo Comercial Chedraui SA de CV	54,670	122,200
Grupo Elektra SAB de CV	3,140	142,624
Grupo Financiero Banorte SAB de CV	224,444	1,623,663
Grupo Financiero Inbursa SA	193,280	303,853
Grupo Herdez SAB de CV	19,563	43,853
Grupo Hotelero Santa Fe SAB de CV *	22,600	12,318
Grupo Industrial Saltillo SAB de CV	17,740	27,576
Grupo Mexico SAB de CV, Series B	472,560	1,360,056
Grupo Rotoplas SAB de CV *	8,503	10,450
Grupo Sanborns SAB de CV	49,041	50,053
Grupo Simec SAB de CV, Series B *	9,186	27,773
Grupo Televisa SAB	42,978	152,722
Hoteles City Express SAB de CV *	17,476	21,647
Industrias Bachoco SAB de CV, ADR	1,639	88,391
Industrias Bachoco SAB de CV, Series B	5,634	25,364
Industrias CH SAB de CV, Series B *	23,916	98,404
Industrias Penoles SAB de CV	13,511	232,468
La Comer SAB de CV *	37,216	42,140
Mexichem SAB de CV	150,008	513,573
Minera Frisco SAB de CV, Class A1 *	59,337	22,829
Nemak SAB de CV ±	56,001	42,194
OHL Mexico SAB de CV	17,691	26,536
Organizacion Cultiba SAB de CV	12,807	11,791
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Mexico (Continued)
Organizacion Soriana SAB de CV, Class B *	92,061	$159,584
Promotora y Operadora de Infraestructura
SAB de CV	1,600	12,440
Promotora y Operadora de Infraestructura
SAB de CV	15,765	167,801
Rassini SAB de CV	7,030	26,457
Rassini SAB de CV, Class A	5,574	10,782
TV Azteca SAB de CV	109,303	13,317
Unifin Financiera SAB de CV SOFOM ENR	6,817	17,307
Vitro SAB de CV, Series A	11,941	35,062
		8,389,056
Philippines — 1.1%
Alliance Global Group, Inc. *	479,100	110,664
Ayala Corp.	1,760	30,229
Bank of the Philippine Islands	35,859	55,285
BDO Unibank, Inc.	140,857	312,320
Belle Corp.	180,000	8,062
Bloomberry Resorts Corp.	110,000	17,855
Cebu Air, Inc.	23,560	30,524
CEMEX Holdings Philippines, Inc. *±	125,000	5,506
China Banking Corp.	80,076	42,758
Cosco Capital, Inc.	257,000	27,588
DMCI Holdings, Inc.	109,000	22,958
East West Banking Corp. *	72,150	16,879
Emperador, Inc.	147,300	19,193
Energy Development Corp. *	161,936	21,220
Filinvest Land, Inc.	1,435,000	37,980
First Philippine Holdings Corp.	33,750	40,290
GT Capital Holdings, Inc.	7,141	108,377
International Container Terminal Services, Inc.	34,740	60,504
JG Summit Holdings, Inc.	312,620	312,157
Lopez Holdings Corp.	414,200	33,961
LT Group, Inc.	220,200	58,687
Megaworld Corp.	1,270,700	103,481
Metropolitan Bank & Trust	75,200	93,252
Petron Corp.	421,800	67,841
Philex Mining Corp.	66,900	4,136
Philippine National Bank *	30,748	24,471
Pilipinas Shell Petroleum Corp.	22,540	22,006
Premium Leisure Corp.	846,000	13,622
Rizal Commercial Banking Corp.	47,790	22,378
Robinsons Land Corp.	353,155	132,686
Robinsons Retail Holdings, Inc.	22,800	33,633
San Miguel Corp.	67,120	210,565
San Miguel Food and Beverage, Inc.	11,200	20,087
Security Bank Corp.	22,320	63,618
Top Frontier Investment Holdings, Inc. *	8,630	44,723
Travellers International Hotel Group, Inc. *	183,800	17,690
Union Bank of the Philippines	8,590	10,652
Vista Land & Lifescapes, Inc.	778,900	87,794
		2,345,632
Poland — 1.5%
Alior Bank SA *	2,291	39,149
Amica SA	306	9,113
Asseco Poland SA	14,266	184,419
Bank Millennium SA *	59,574	149,468
Bank Polska Kasa Opieki SA	3,121	89,902
Ciech SA	1,973	25,366
Cyfrowy Polsat SA *	19,613	118,312
Enea SA *	32,379	70,259
Grupa Azoty SA	6,701	57,435
Grupa Lotos SA	18,149	369,596
Jastrzebska Spolka Weglowa SA *	2,123	38,121
Kernel Holding SA	6,315	85,643
KGHM Polska Miedz SA *	13,620	329,159
LC Corp. SA	26,490	17,819
Lubelski Wegiel Bogdanka SA *	963	15,672
mBank SA	910	110,480
Netia SA *	17,231	21,032
Orbis SA	1,581	36,450
PGE SA *	105,413	272,196
PKP Cargo SA *	3,933	51,205
Polski Koncern Naftowy Orlen SA	34,685	950,197
Powszechna Kasa Oszczednosci Bank
Polski SA	20,619	239,925
Stalprodukt SA	83	8,397
Tauron Polska Energia SA *	117,990	56,646
Vistula Group SA *	11,906	13,176
		3,359,137
Russia — 2.3%
Gazprom PAO, ADR	292,668	1,463,340
Lukoil PJSC, ADR	37,639	2,886,911
Magnitogorsk Iron & Steel Works PJSC, GDR	5,895	60,954
Rosneft Oil Co. PJSC, GDR	53,458	401,363
RusHydro PJSC, ADR	61,905	55,405
VTB Bank PJSC	115,250	154,320
		5,022,293
Singapore — 0.0%
Grindrod Shipping Holdings Ltd. *	905	6,393
South Africa — 6.6%
Absa Group Ltd.	80,281	862,235
Adcock Ingram Holdings Ltd.	2,265	10,068
Aeci Ltd.	22,951	169,975
African Oxygen Ltd.	8,358	17,731
African Phoenix Investments Ltd. *	72,611	2,670
African Rainbow Minerals Ltd.	16,801	152,776
Alexander Forbes Group Holdings Ltd.	100,385	35,139
Allied Electronics Corp., Ltd., Class A *	12,228	14,138
Alviva Holdings Ltd.	14,413	18,856
Anglo American Platinum Ltd.	6,274	204,974
AngloGold Ashanti Ltd.	16,276	140,877
AngloGold Ashanti Ltd., ADR	47,680	409,094
ArcelorMittal South Africa Ltd. *	23,974	5,527
Ascendis Health Ltd. *	19,546	14,168
Aspen Pharmacare Holdings Ltd.	17,823	213,479
Assore Ltd.	3,341	81,467
Aveng Ltd. *	559,813	1,583
Barloworld Ltd.	39,661	345,446
Bidvest Group Ltd. (The)	2,102	27,499
Blue Label Telecoms Ltd.	17,959	6,655
Caxton & CTP Publishers & Printers Ltd.	18,814	13,291
Clover Industries Ltd.	27,051	28,828
DataTec Ltd.	54,410	89,072
EOH Holdings Ltd.	6,411	17,096
Exxaro Resources Ltd.	30,820	316,803
Gold Fields Ltd., ADR	163,422	395,481
Grindrod Ltd. *	36,236	19,987
Group Five Ltd. *	12,182	775
Harmony Gold Mining Co., Ltd., ADR @	55,043	91,371
Hudaco Industries Ltd.	4,134	42,284
Impala Platinum Holdings Ltd. *@	51,101	99,374
Imperial Holdings Ltd.	34,161	422,747

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
South Africa (Continued)
Investec Ltd.	35,003	$246,361
Invicta Holdings Ltd. @	2,388	5,949
KAP Industrial Holdings Ltd.	227,015	123,932
Kumba Iron Ore Ltd. @	9,150	207,675
Lewis Group Ltd.	16,007	36,346
Liberty Holdings Ltd.	21,825	174,060
Life Healthcare Group Holdings Ltd.	97,689	169,663
Merafe Resources Ltd.	282,183	32,526
Metair Investments Ltd.	23,331	24,665
Mmi Holdings Ltd. *	152,272	186,931
Mondi Ltd.	1,108	30,440
Mpact Ltd.	27,799	46,708
MTN Group Ltd.	258,486	1,600,863
Murray & Roberts Holdings Ltd.	70,150	82,297
Nampak Ltd. *	66,852	72,519
Nedbank Group Ltd.	26,153	489,410
Omnia Holdings Ltd.	11,411	102,061
Peregrine Holdings Ltd.	23,191	35,669
PPC Ltd. *	147,503	67,278
Raubex Group Ltd.	16,897	26,466
RCL Foods Ltd.	15,951	18,668
Reunert Ltd.	23,002	123,621
Rhodes Food Group Pty Ltd. @	12,062	13,818
Royal Bafokeng Platinum Ltd. *	9,415	17,051
Sanlam Ltd.	5,068	28,352
Sappi Ltd.	79,871	501,268
Sasol Ltd.	25,120	972,612
Sasol Ltd., ADR	38,520	1,488,413
Sibanye-Stillwater *@	265,573	160,945
Standard Bank Group Ltd.	200,112	2,476,415
Steinhoff International Holdings NV *@	277,126	45,073
Super Group Ltd. *	56,256	159,166
Telkom SA SOC Ltd.	55,054	201,120
Tongaat Hulett Ltd.	15,539	81,314
Trencor Ltd.	18,684	37,682
Tsogo Sun Holdings Ltd.	43,003	62,036
Wilson Bayly Holmes-Ovcon Ltd.	6,827	74,144
		14,494,983
Taiwan — 17.2%
A-DATA Technology Co., Ltd.	20,000	32,162
Ability Enterprise Co., Ltd.	25,195	11,635
AcBel Polytech, Inc.	46,000	30,734
Acer, Inc. *	267,884	221,533
Alpha Networks, Inc.	53,200	28,227
Altek Corp.	23,905	21,335
Ambassador Hotel (The)	20,000	14,705
AmTRAN Technology Co., Ltd. *	99,360	43,769
Arcadyan Technology Corp.	17,000	30,233
Ardentec Corp.	39,092	46,732
Asia Cement Corp.	269,269	365,986
Asia Pacific Telecom Co., Ltd. *	192,000	43,704
Asia Polymer Corp.	29,508	15,946
Asia Vital Components Co., Ltd.	53,000	47,301
Asustek Computer, Inc.	75,000	648,479
AU Optronics Corp.	868,000	366,725
AU Optronics Corp., ADR @	73,574	309,747
BES Engineering Corp.	229,000	63,001
Capital Securities Corp.	256,437	86,506
Career Technology MFG. Co., Ltd.	19,418	24,866
Casetek Holdings Ltd.	23,751	40,372
Cathay Financial Holding Co., Ltd.	1,149,000	1,975,649
Cathay Real Estate Development Co., Ltd.	70,000	42,184
Chang Hwa Commercial Bank Ltd.	621,155	384,496
Cheng Loong Corp.	114,000	91,848
Cheng Uei Precision Industry Co., Ltd.	62,543	53,053
Chia Hsin Cement Corp.	22,000	10,015
Chilisin Electronics Corp.	16,000	49,049
Chin-Poon Industrial Co., Ltd.	55,000	67,820
China Airlines Ltd.	422,111	127,879
China Bills Finance Corp.	110,000	50,437
China Chemical & Pharmaceutical Co., Ltd.	19,000	13,877
China Development Financial Holding Corp.	1,322,468	493,765
China Life Insurance Co., Ltd.	260,243	261,666
China Metal Products	31,000	31,373
China Motor Corp.	56,195	47,208
China Steel Corp.	2,044,800	1,707,739
China Synthetic Rubber Corp.	70,756	91,304
Chipbond Technology Corp.	82,000	158,451
ChipMOS TECHNOLOGIES, Inc. *	34,000	26,335
Chun Yuan Steel	30,000	10,759
Chung Hung Steel Corp. *	105,000	49,692
Chung Hwa Pulp Corp.	79,367	26,254
Chung-Hsin Electric & Machinery
Manufacturing Corp.	55,000	37,468
Clevo Co. *	71,000	67,435
CMC Magnetics Corp. *	288,337	64,404
Compal Electronics, Inc.	671,000	416,449
Compeq Manufacturing Co., Ltd.	127,000	100,242
Continental Holdings Corp.	42,000	19,464
Coretronic Corp.	64,800	114,179
CSBC Corp. *	28,303	36,893
CTBC Financial Holding Co., Ltd.	2,578,280	1,942,175
CyberTAN Technology, Inc.	37,000	18,601
D-Link Corp. *	77,112	29,422
Darfon Electronics Corp.	17,000	24,888
Darwin Precisions Corp.	38,000	26,882
Depo Auto Parts Ind Co., Ltd.	12,000	29,044
Dynapack International Technology Corp.	23,000	32,730
E Ink Holdings, Inc.	75,000	76,884
E.Sun Financial Holding Co., Ltd.	1,107,213	817,727
Elite Semiconductor Memory Technology, Inc.	45,000	48,857
Elitegroup Computer Systems Co., Ltd. *	58,877	29,792
Entie Commercial Bank Co., Ltd.	45,000	22,328
Epistar Corp.	146,828	166,866
Eternal Materials Co., Ltd.	44,991	39,048
Eva Airways Corp.	351,192	170,805
Everest Textile Co., Ltd. *	44,553	20,866
Evergreen International Storage & Transport Corp.	54,000	23,876
Evergreen Marine Corp., Taiwan Ltd.	258,234	108,256
Everlight Chemical Industrial Corp.	56,000	32,647
Everlight Electronics Co., Ltd.	51,000	52,114
Far Eastern Department Stores Ltd.	134,220	75,170
Far Eastern International Bank	316,450	111,933
Far Eastern New Century Corp.	519,338	607,224
Farglory Land Development Co., Ltd.	51,721	54,375
Federal Corp. *	75,590	32,308
Feng Hsin Iron & Steel Co.	36,000	71,451
First Financial Holding Co., Ltd.	882,394	601,113

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
First Steamship Co., Ltd. *	36,000	$13,029
FocalTech Systems Co., Ltd. *	26,000	21,672
Formosa Advanced Technologies Co. Ltd.	20,000	22,009
Formosa Chemicals & Fibre Corp.	54,000	226,378
Formosa Taffeta Co., Ltd.	46,000	56,120
Formosan Rubber Group, Inc.	55,080	27,330
Formosan Union Chemical	19,715	11,493
Foxconn Technology Co., Ltd.	41,127	100,349
Fubon Financial Holding Co., Ltd.	1,119,211	1,898,770
Fulltech Fiber Glass Corp.	31,000	16,651
Gemtek Technology Corp.	47,000	35,866
Genius Electronic Optical Co., Ltd.	2,000	20,764
Getac Technology Corp.	45,000	58,879
Giantplus Technology Co., Ltd.	37,000	14,420
Gigabyte Technology Co., Ltd.	65,000	102,610
Gigastorage Corp. *	77,000	25,975
Gintech Energy Corp. *§	57,805	23,665
Gloria Material Technology Corp.	94,392	53,792
Goldsun Building Materials Co., Ltd.	193,953	59,139
Grand Pacific Petrochemical	148,000	147,355
Great Wall Enterprise Co., Ltd.	94,481	116,813
Greatek Electronics, Inc.	19,000	31,363
Green Energy Technology, Inc. *	40,149	14,990
Green Seal Holding Ltd.	13,000	14,902
Hannstar Board Corp.	36,000	30,832
HannStar Display Corp.	443,770	109,442
HannsTouch Solution, Inc. *	30,000	7,330
Hey Song Corp.	31,750	32,028
Highwealth Construction Corp.	86,000	136,325
Hiroca Holdings Ltd.	8,000	22,271
Ho Tung Chemical Corp. *	108,688	28,371
Hon Hai Precision Industry Co., Ltd. *	1,431,335	3,712,761
Hong Pu Real Estate Development Co., Ltd.	45,000	30,803
Hsin Kuang Steel Co., Ltd.	20,000	29,542
HTC Corp. *	69,000	91,750
Hua Nan Financial Holdings Co., Ltd.	717,126	434,508
Huaku Development Co., Ltd.	39,000	85,580
Hung Sheng Construction Co., Ltd.	79,200	78,596
Ichia Technologies, Inc. *	72,000	38,319
Innolux Corp.	1,550,757	538,369
Inventec Co., Ltd.	261,282	234,472
ITEQ Corp.	10,000	19,323
Jih Sun Financial Holdings Co., Ltd.	241,032	77,442
KEE TAI Properties Co., Ltd.	99,000	46,690
Kindom Construction Corp.	42,000	29,918
King Yuan Electronics Co., Ltd.	185,100	123,671
King's Town Bank Co., Ltd.	121,000	121,662
Kinpo Electronics	230,000	80,978
Kinsus Interconnect Technology Corp.	44,000	74,935
Kuoyang Construction Co., Ltd.	45,493	18,327
L&K Engineering Co., Ltd.	16,000	16,219
LCY Chemical Corp.	61,000	103,688
Lealea Enterprise Co., Ltd.	109,406	39,415
Lextar Electronics Corp. *	40,000	26,136
Li Peng Enterprise Co., Ltd. *	91,245	28,181
Lien Hwa Industrial Corp.	53,815	62,217
Lingsen Precision Industries Ltd.	41,000	13,562
Lite-On Semiconductor Corp.	21,000	20,530
Lite-On Technology Corp.	319,874	402,291
Long Bon International Co., Ltd.	57,400	29,797
Long Chen Paper Co., Ltd.	86,249	59,744
Lotes Co., Ltd.	3,000	18,717
Lumax International Corp., Ltd.	7,200	16,554
Macronix International	42,171	35,151
Masterlink Securities Corp. §	120,725	43,295
MediaTek, Inc.	19,000	153,391
Mega Financial Holding Co., Ltd.	1,210,850	1,090,570
Mercuries & Associates Holdings Ltd.	60,495	47,254
Mercuries Life Insurance Co., Ltd. *	130,498	67,743
Micro-Star International Co., Ltd.	7,374	19,925
MIN AIK Technology Co., Ltd.	25,600	13,918
Mitac Holdings Corp.	41,458	38,562
Motech Industries, Inc. *	36,775	12,225
Nan Ya Printed Circuit Board Corp. *	24,200	23,817
Nantex Industry Co., Ltd.	34,650	33,307
Nanya Technology Corp.	51,000	97,046
Neo Solar Power Corp. *	91,849	31,586
Nien Hsing Textile Co., Ltd.	21,957	17,547
O-Bank Co., Ltd.	43,000	11,647
OptoTech Corp.	57,722	43,103
Orient Semiconductor Electronics Ltd. *	62,000	22,743
Oriental Union Chemical Corp.	19,000	21,189
Pan Jit International, Inc. *	24,000	25,428
Pan-International Industrial Corp.	34,380	24,547
Pegatron Corp.	288,249	576,819
POU Chen Corp.	310,133	327,573
Powertech Technology, Inc.	23,000	62,748
President Securities Corp.	109,122	51,464
Prince Housing & Development Corp.	148,970	53,181
Qisda Corp.	288,400	188,438
Radiant Opto-Electronics Corp.	66,000	149,150
Radium Life Tech Co., Ltd. *	99,488	58,488
Rich Development Co., Ltd.	120,978	40,414
Ritek Corp. *	87,399	39,215
Ruentex Development Co., Ltd. §	84,916	99,425
Ruentex Industries Ltd. *	43,000	85,485
Sampo Corp.	62,000	27,413
San Fang Chemical Industry Co., Ltd.	13,000	11,538
Sanyang Industry Co., Ltd.	76,573	51,411
Sesoda Corp.	22,000	19,562
Shihlin Electric & Engineering Corp.	27,000	40,766
Shin Kong Financial Holding Co., Ltd.	1,372,295	537,089
Shin Zu Shing Co., Ltd.	16,000	44,280
Shining Building Business Co., Ltd. *	71,552	28,238
Shinkong Insurance Co., Ltd.	30,000	39,744
Shinkong Synthetic Fibers Corp.	186,151	76,514
Sigurd Microelectronics Corp.	53,000	58,671
Simplo Technology Co., Ltd.	12,600	86,454
Sincere Navigation Corp.	27,000	13,839
Sino-American Silicon Products, Inc. *	9,000	23,109
Sinon Corp.	64,000	36,053
SinoPac Financial Holdings Co., Ltd.	1,166,094	425,833
Sirtec International Co., Ltd.	12,000	10,828
Solar Applied Materials Technology Co. *	22,039	15,519
Supreme Electronics Co., Ltd.	39,000	38,319
Synnex Technology International Corp.	138,300	176,425
Systex Corp.	20,000	41,922
TA Chen Stainless Pipe Co., Ltd.	25,321	44,368
Ta Ya Electric Wire & Cable	46,000	19,510
Taichung Commercial Bank Co., Ltd.	346,715	122,071
Taiflex Scientific Co., Ltd.	25,740	27,904
Tainan Spinning Co., Ltd.	142,427	62,040
Taishin Financial Holding Co., Ltd.	1,034,364	499,685
Taiwan Business Bank	424,594	154,357
Taiwan Cement Corp.	670,001	901,878
Taiwan Cogeneration Corp.	19,000	16,677
Taiwan Cooperative Financial Holding Co., Ltd.	855,596	521,209

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Fertilizer Co., Ltd. *	78,000	$118,790
Taiwan FU Hsing Industrial Co., Ltd.	21,000	23,832
Taiwan Glass Industrial Corp.	169,321	90,115
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	61,798
Taiwan PCB Techvest Co., Ltd.	28,000	25,494
Taiwan Shin Kong Security Co., Ltd.	10,000	11,791
Taiwan Styrene Monomer	46,000	36,534
Taiwan Surface Mounting Technology Co., Ltd.	27,518	36,005
Taiwan Union Technology Corp.	6,000	19,946
Tatung Co., Ltd. *	62,784	82,868
Teco Electric & Machinery Co., Ltd.	229,000	166,127
Test Rite International Co., Ltd.	36,000	27,590
Thye Ming Industrial Co., Ltd.	10,000	11,463
Ton Yi Industrial Corp.	120,000	56,005
Tong Hsing Electronic Industries Ltd.	17,000	53,729
Tong Yang Industry Co., Ltd.	20,921	28,915
TPK Holding Co., Ltd.	35,000	60,066
Tripod Technology Corp.	25,000	68,205
TSRC Corp.	72,000	79,940
Tung Ho Steel Enterprise Corp.	119,000	92,369
TXC Corp.	56,000	62,726
TYC Brother Industrial Co., Ltd.	21,000	19,361
U-Ming Marine Transport Corp.	47,000	54,030
Unimicron Technology Corp.	197,000	129,363
Union Bank of Taiwan	152,020	51,531
Unitech Printed Circuit Board Corp.	67,320	36,269
United Microelectronics Corp.	2,099,513	1,110,508
Universal Cement Corp.	46,836	30,986
UPC Technology Corp.	140,727	70,518
USI Corp.	132,130	60,584
Wah Lee Industrial Corp.	25,000	44,460
Walsin Lihwa Corp.	385,000	259,121
Wan Hai Lines Ltd.	100,650	55,050
Waterland Financial Holdings Co., Ltd.	213,944	74,975
Weikeng Industrial Co., Ltd.	31,087	21,025
Winbond Electronics Corp.	447,893	212,703
Wisdom Marine Lines Co., Ltd. *	58,280	57,072
Wistron Corp.	457,431	298,132
WPG Holdings Ltd. §	245,000	304,114
WT Microelectronics Co., Ltd.	71,265	99,546
Xxentria Technology Materials Corp. *	11,000	25,543
Yageo Corp.	10,110	151,983
Yang Ming Marine Transport Corp. *	145,100	41,487
YC Co., Ltd.	20,000	10,284
YC INOX Co., Ltd.	50,000	43,150
Yea Shin International Development Co., Ltd.	29,995	18,223
Yeong Guan Energy Technology Group Co., Ltd.	18,000	31,599
YFY, Inc.	150,385	61,320
Yieh Phui Enterprise Co., Ltd.	156,241	53,730
Youngtek Electronics Corp.	12,000	17,529
Yuanta Financial Holding Co., Ltd.	1,426,815	752,357
Yulon Motor Co., Ltd.	123,272	87,610
Yung Chi Paint & Varnish Manufacturing
Co., Ltd.	5,000	13,019
Zhen Ding Technology Holding Ltd.	62,000	138,486
Zinwell Corp.	43,000	27,814
		38,031,507
Thailand — 3.6%
Ananda Development PCL	180,700	28,217
AP Thailand PCL	185,700	52,253
Asia Aviation PCL	299,900	39,690
Bangchak Corp. PCL	63,400	69,105
Bangkok Bank PCL, NVDR	16,600	107,792
Bangkok Insurance PCL	2,100	22,792
Bangkok Land PCL	1,039,700	57,547
Bangkok Life Assurance PCL	32,500	32,661
Banpu PCL	232,250	137,167
Cal-Comp Electronics Thailand PCL	121,100	7,489
Charoen Pokphand Foods PCL	386,700	301,922
Esso Thailand PCL	67,600	32,608
GFPT PCL	49,100	22,470
Golden Land Property Development PCL	80,600	26,169
Grand Canal Land PCL	252,300	23,872
Hana Microelectronics PCL	63,900	78,047
Indorama Ventures PCL	10,700	19,521
IRPC PCL	1,038,700	218,403
Italian-Thai Development PCL *	193,100	18,271
Kasikornbank PCL, NVDR	127,100	848,905
Khon Kaen Sugar Industry PCL	135,600	14,172
Kiatnakin Bank PCL	37,800	87,954
Krung Thai Bank PCL	310,275	193,802
LH Financial Group PCL	653,200	31,711
LPN Development PCL	56,200	18,073
MBK PCL	36,200	28,823
Polyplex Thailand PCL	40,600	20,965
Precious Shipping PCL *	87,600	36,839
Pruksa Holding PCL	59,400	38,939
PTT Exploration & Production PCL	166,700	798,964
PTT Global Chemical PCL	267,428	671,878
PTT PCL	1,214,300	2,036,975
Quality Houses PCL	280,800	30,042
Rojana Industrial Park PCL	98,400	16,583
Sansiri PCL	950,800	48,804
SC Asset Corp. PCL	188,600	21,228
Siam Commercial Bank PCL	131,000	603,556
Star Petroleum Refining PCL	180,700	83,254
Supalai PCL	39,300	29,530
SVI PCL	75,100	13,004
Thai Airways International PCL *	92,500	43,190
Thai Oil PCL	124,700	341,248
Thaicom PCL	48,300	14,487
Thanachart Capital PCL	81,200	134,957
Thoresen Thai Agencies PCL	166,348	38,835
Tisco Financial Group PCL	8,700	22,530
TMB Bank PCL	899,300	63,958
TPI Polene PCL	755,100	42,962
True Corp. PCL	725,800	135,779
Vinythai PCL	42,500	32,460
		7,840,403
Turkey — 0.8%
Akbank TAS	265,407	304,322
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,490	15,683
Dogan Sirketler Grubu Holding AS *	220,612	39,479
Enka Insaat ve Sanayi AS	42,972	37,097
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D *	73,739	49,606

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Turkey (Continued)
KOC Holding AS	8,853	$25,026
Koza Altin Isletmeleri AS *	2,999	25,517
Sekerbank TAS *	54,778	9,984
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	6,482
Tekfen Holding AS	19,372	69,398
Trakya Cam Sanayi AS	76,578	54,562
Turk Hava Yollari *	81,666	258,323
Turk Sise ve Cam Fabrikalari AS	107,062	103,601
Turkiye Garanti Bankasi AS	256,011	327,061
Turkiye Halk Bankasi AS	66,222	73,408
Turkiye Is Bankasi	188,214	137,845
Turkiye Sinai Kalkinma Bankasi AS	190,047	27,082
Turkiye Vakiflar Bankasi TAO	113,664	71,380
Yapi ve Kredi Bankasi AS *	194,984	60,740
		1,696,596
TOTAL COMMON STOCKS
(Identified Cost $205,253,593)		216,574,795

PREFERRED STOCKS — 1.5%
Brazil — 1.4%
Banco ABC Brasil SA, 6.650%	15,083	52,137
Banco do Estado do Rio Grande do Sul SA,
PF B, 5.570%	22,800	84,571
Banco Pan SA, 3.510%	11,300	4,561
Cia Brasileira de Distribuicao, 1.670%	3,300	71,507
Cia Ferro Ligas da Bahia - FERBASA, 6.090%	4,895	23,441
Marcopolo SA, 1.050%	65,910	55,815
Petroleo Brasileiro SA, 0.380%	325,907	1,701,942
Petroleo Brasileiro SA, ADR, 0.360%	99,174	1,037,360
Randon SA Implementos e Participacoes, 1.280%	11,100	17,206
Unipar Carbocloro SA, 2.790%	3,300	33,306
Usinas Siderurgicas de Minas Gerais SA, PF
A, 0.480%	39,412	81,195
		3,163,041
Colombia — 0.1%
Avianca Holdings SA, 6.420%	41,262	29,455
Grupo Argos SA, 2.400%	12,517	61,174
Grupo de Inversiones Suramericana SA, 1.600%	12,842	147,370
		237,999
TOTAL PREFERRED STOCKS
(Identified Cost $3,256,228)		3,401,040

RIGHTS AND WARRANTS — 0.0%
Chile — 0.0%
Empresas La Polar SA *	52,750	208
Indonesia — 0.0%
Medco Energi Internasional Tbk PT *	207,566	4,903
		4,903
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		5,111

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.0%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	24,837	24,837
Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.160%	1,565,977	1,565,977
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,590,814)		1,590,814

Total Investments — 100.5%
(Identified Cost $210,100,635)		221,571,760

Liabilities, Less Cash and Other Assets — (0.5%)		(1,174,285)
Net Assets — 100.0%		$220,397,475

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of September 30, 2018, the market value of the securities on loan was $2,998,148.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2018 amounted to $1,438,059 or 0.65% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

See notes to portfolios of investments

Country Weightings as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Korea	17.8%
China	17.6%
Taiwan	17.3%
India	12.2%
Brazil	8.2%
South Africa	6.6%
Mexico	3.8%
Thailand	3.6%
Malaysia	2.8%
Other	10.1%
100.0%

Ten largest industry holdings as of September 30, 2018 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	22.5%
Oil, Gas & Consumable Fuels	15.8%
Metals & Mining	10.5%
Electronic Equipment, Instruments & Components	4.1%
Chemicals	3.8%
Real Estate Management & Development	3.4%
Wireless Telecommunication Services	3.0%
Insurance	2.9%
Industrial Conglomerates	2.6%
Automobiles	2.4%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.6%
Real Estate Investment Trusts (REITs) — 99.6%
Acadia Realty Trust	17,192	$481,892
Agree Realty Corp.	5,261	279,464
Alexander's, Inc.	518	177,829
Alexandria Real Estate Equities, Inc.	19,597	2,465,107
American Assets Trust, Inc.	8,315	310,066
American Campus Communities, Inc.	27,869	1,147,088
American Homes 4 Rent., Class A	47,061	1,030,165
American Tower Corp.	85,110	12,366,483
Apartment Investment & Management Co., Class A	31,298	1,381,181
Apple Hospitality REIT, Inc.	33,183	580,371
Ashford Hospitality Trust, Inc.	19,998	127,787
AvalonBay Communities, Inc.	26,477	4,796,309
Bluerock Residential Growth REIT, Inc. @	3,300	32,340
Boston Properties, Inc.	29,496	3,630,663
Braemar Hotels & Resorts, Inc.	7,756	91,288
Brandywine Realty Trust	39,490	620,783
Brixmor Property Group, Inc.	58,096	1,017,261
Brookfield Property REIT, Inc., Class A	46,374	970,608
BRT Apartments Corp.	400	4,816
Camden Property Trust	18,428	1,724,308
CareTrust REIT, Inc.	13,238	234,445
CBL & Associates Properties, Inc. @	34,365	137,116
Cedar Realty Trust, Inc.	17,672	82,352
Chatham Lodging Trust	8,674	181,200
Chesapeake Lodging Trust	14,236	456,549
City Office REIT, Inc.	5,176	65,321
Clipper Realty, Inc.	1,167	15,790
Columbia Property Trust, Inc.	22,363	528,661
Community Healthcare Trust, Inc.	3,480	107,810
Condor Hospitality Trust, Inc.	1,057	11,299
CorePoint Lodging, Inc.	7,863	152,935
CoreSite Realty Corp.	6,741	749,195
Corporate Office Properties Trust	20,988	626,072
Cousins Properties, Inc.	75,003	666,777
Crown Castle International Corp.	79,250	8,822,902
CubeSmart	36,747	1,048,392
CyrusOne, Inc.	18,096	1,147,286
DDR Corp.	35,286	472,480
DiamondRock Hospitality Co.	45,908	535,746
Digital Realty Trust, Inc.	38,871	4,372,210
Douglas Emmett, Inc.	32,605	1,229,861
Duke Realty Corp.	67,964	1,928,139
Easterly Government Properties, Inc.	7,937	153,740
EastGroup Properties, Inc.	7,513	718,393
Empire State Realty Trust, Inc., Class A	25,972	431,395
EPR Properties	14,464	989,482
Equinix, Inc.	15,210	6,584,257
Equity Commonwealth *	23,500	754,115
Equity LifeStyle Properties, Inc.	16,346	1,576,572
Equity Residential	69,977	4,636,676
Essex Property Trust, Inc.	12,759	3,147,773
Extra Space Storage, Inc.	24,417	2,115,489
Federal Realty Investment Trust	14,487	1,832,171
First Industrial Realty Trust, Inc.	26,455	830,687
Four Corners Property Trust, Inc.	10,646	273,496
Franklin Street Properties Corp.	22,915	183,091
Front Yard Residential Corp.	1,000	10,850
Gaming & Leisure Properties, Inc.	38,980	1,374,045
Getty Realty Corp.	6,637	189,553
Gladstone Commercial Corp.	5,964	114,211
Global Medical REIT, Inc.	5,127	48,296
Global Net Lease, Inc. @	5,051	105,313
Global Self Storage, Inc.	1,614	6,763
Government Properties Income Trust @	17,229	194,515
HCP, Inc.	92,668	2,439,022
Healthcare Realty Trust, Inc.	24,902	728,633
Healthcare Trust of America, Inc., Class A	36,588	975,802
Hersha Hospitality Trust	9,632	218,357
Highwoods Properties, Inc.	21,342	1,008,623
Hospitality Properties Trust	34,398	992,038
Host Hotels & Resorts, Inc.	144,951	3,058,466
Hudson Pacific Properties, Inc.	28,880	944,954
Independence Realty Trust, Inc.	13,010	136,995
Investors Real Estate Trust	26,116	156,174
Invitation Homes, Inc.	57,455	1,316,294
Iron Mountain, Inc.	50,344	1,737,875
JBG SMITH Properties	20,067	739,068
Kilroy Realty Corp.	18,991	1,361,465
Kimco Realty Corp.	87,047	1,457,167
Kite Realty Group Trust	19,357	322,294
Lamar Advertising Co., Class A	14,799	1,151,362
LaSalle Hotel Properties	25,244	873,190
Lexington Realty Trust	48,883	405,729
Liberty Property Trust	30,565	1,291,371
Life Storage, Inc.	8,992	855,679
LTC Properties, Inc.	8,869	391,212
Macerich Co. (The)	20,604	1,139,195
Mack-Cali Realty Corp.	19,584	416,356
MedEquities Realty Trust, Inc.	3,453	33,563
Medical Properties Trust, Inc.	62,700	934,857
MGM Growth Properties LLC, Class A	10,817	318,993
Mid-America Apartment Communities, Inc.	22,000	2,203,960
Monmouth Real Estate Investment Corp., Class A	14,037	234,699
National Health Investors, Inc.	8,820	666,704
National Retail Properties, Inc.	30,083	1,348,320
National Storage Affiliates Trust	6,683	170,016
New Senior Investment Group, Inc.	17,592	103,793
NexPoint Residential Trust, Inc.	2,800	92,960
NorthStar Realty Europe Corp.	7,232	102,405
Omega Healthcare Investors, Inc.	38,695	1,268,035
One Liberty Properties, Inc.	2,871	79,756
Outfront Media, Inc.	21,750	433,912
Paramount Group, Inc.	35,556	536,540
Park Hotels & Resorts, Inc.	36,153	1,186,541
Pebblebrook Hotel Trust @	14,226	517,400
Pennsylvania REIT	14,993	141,834
Physicians Realty Trust	30,813	519,507
Piedmont Office Realty Trust, Inc., Class A	25,747	487,391
Prologis, Inc.	121,047	8,205,776
PS Business Parks, Inc.	3,963	503,658
Public Storage	30,111	6,071,281
QTS Realty Trust, Inc., Class A	8,920	380,616
Ramco-Gershenson Properties Trust	18,901	257,054
Realty Income Corp.	54,772	3,115,979
Regency Centers Corp.	30,405	1,966,291
Retail Opportunity Investments Corp.	24,585	459,002
Retail Properties of America, Inc., Class A	42,468	517,685
Retail Value, Inc. *	3,528	115,330
Rexford Industrial Realty, Inc.	12,916	412,795
RLJ Lodging Trust	34,277	755,122
Ryman Hospitality Properties	8,989	774,582
Sabra Healthcare REIT, Inc. @	37,581	868,873
Saul Centers, Inc.	3,327	186,312
SBA Communications Corp. *	21,906	3,518,761
Select Income REIT	15,667	343,734

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Senior Housing Properties Trust	49,883	$875,945
Seritage Growth Properties, Class A @	164	7,788
Simon Property Group, Inc.	58,976	10,424,008
SL Green Realty Corp.	16,792	1,637,724
Sotherly Hotels, Inc.	3,111	22,399
Spirit MTA REIT	9,141	105,304
Spirit Realty Capital, Inc.	91,410	736,765
STAG Industrial, Inc.	17,549	482,597
STORE Capital Corp.	32,622	906,565
Summit Hotel Properties, Inc.	21,227	287,201
Sun Communities, Inc.	15,419	1,565,645
Sunstone Hotel Investors, Inc.	48,579	794,752
Tanger Factory Outlet Centers, Inc. @	21,805	498,898
Taubman Centers, Inc.	12,253	733,097
Terreno Realty Corp.	10,190	384,163
Tier REIT, Inc.	5,166	124,501
UDR, Inc.	52,968	2,141,496
UMH Properties, Inc.	5,369	83,971
Uniti Group, Inc. *	27,583	555,797
Universal Health Realty Income Trust	3,394	252,548
Urban Edge Properties	22,808	503,601
Urstadt Biddle Properties, Inc.	1,000	17,220
Urstadt Biddle Properties, Inc., Class A	6,307	134,276
Ventas, Inc.	68,152	3,706,106
VEREIT, Inc.	197,220	1,431,824
Vornado Realty Trust	33,691	2,459,443
Washington Prime Group, Inc. @	43,142	314,937
Washington REIT	16,908	518,230
Weingarten Realty Investors	24,329	724,031
Welltower, Inc.	69,482	4,469,082
Wheeler Real Estate Investment Trust, Inc. @	1,401	5,996
Whitestone REIT	7,118	98,798
WP Carey, Inc.	19,958	1,283,499
Xenia Hotels & Resorts, Inc.	18,403	436,151
		185,754,946
TOTAL COMMON STOCKS
(Identified Cost $126,336,284)		185,754,946

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.4%
State Street Institutional U.S. Government
Money Market Fund, 1.970%	686,651	686,651
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.160%	202,989	202,989
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $889,640)		889,640

Total Investments — 100.1%
(Identified Cost $127,225,924)		186,644,586

Liabilities, Less Cash and Other Assets — (0.1%)		(108,996)
Net Assets — 100.0%		$186,535,590

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2018, the market value of the securities on loan was $2,682,374.
*	Non-income producing security

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to portfolios of investments

Portfolio Sectors as of September 30, 2018 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	21.7%
Retail REITs	15.7%
Residential REITs	14.6%
Diversified REITs	12.9%
Office REITs	10.9%
Health Care REITs	10.0%
Industrial REITs	7.1%
Hotels & Resorts REITs	7.1%
100.0%

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	367,053	$3,736,603
SA Global Fixed Income Fund €	507,656	4,812,579
SA International Value Fund €	587,300	7,041,725
SA Real Estate Securities Fund €	160,327	1,848,566
SA U.S. Core Market Fund €	255,388	6,668,181
SA U.S. Fixed Income Fund €	439,621	4,444,573
SA U.S. Small Company Fund €	116,912	3,307,440
SA U.S. Value Fund €	264,578	5,140,753
		37,000,420
TOTAL MUTUAL FUNDS
(Identified Cost $33,628,250)		37,000,420

Total Investments — 100.0%
(Identified Cost $33,628,250)		37,000,420

Liabilities, Less Cash and Other Assets — 0.0%		(10,334)
Net Assets — 100.0%		$36,990,086

†	See Note 1
€	Affiliated company

See notes to portfolios of investments

Notes to Portfolios of Investments- September 30, 2018 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its Designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its Designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its Designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2018, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Balance as of September 30, 2018
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$620,611,715		$—	$620,611,715
Short-Term Investments	1,206,224	—		—	1,206,224
Total Investments	$1,206,224	$620,611,715		$—	$621,817,939

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$737,678,346		$—	$737,678,346
Short-Term Investments	21,576,816	—		—	21,576,816
Other Financial Instruments
Forward Foreign Currency Contracts	—	1,976,416		—	1,976,416
Total Investments	$21,576,816	$739,654,762		$—	$761,231,578

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(1,864,552)		$—	$(1,864,552)

SA U.S. Core Market Fund (a)
Common Stocks	$804,539,928	$—		$—	$804,539,928
Mutual Funds	32,737,408	—			32,737,408
Short-Term Investments	2,942,859	—			2,942,859
Total Investments	$840,220,195	$—	$		$840,220,195

SA U.S. Value Fund (a)
Common Stocks	$627,439,976	$—		$—	$627,439,976
Short-Term Investments	2,934,514	—		—	2,934,514
Total Investments	$630,374,490	$—		$—	$630,374,490

SA U.S. Small Company Fund (a)
Common Stocks	$448,604,233	$13,040	$—	†	$448,617,273	†
Rights And Warrants	—	—	3,489	†	3,489
Preferred Stocks	56,457	—	—		56,457
Short-Term Investments	8,514,509	—	—		8,514,509
Total Investments	$457,175,199	$13,040	$3,489		$457,191,728

SA International Value Fund (a)
Common Stocks	$731,489,494	$—	$—	†	$731,489,494	†
Preferred Stocks	8,625,049	—	—		8,625,049
Short-Term Investments	24,257,136	—	—		24,257,136
Total Investments	$764,371,679	$—	$—		$764,371,679

SA International Small Company Fund (a)
Mutual Funds	$349,395,014	$—	$—		$349,395,014
Total Investments	$349,395,014	$—	$—		$349,395,014

SA Emerging Markets Value Fund (b)
Common Stocks	$216,084,765	$440,638	$49,392	†	$216,574,795	†
Preferred Stocks	3,401,040	—	—		3,401,040
Rights And Warrants	5,111	—	—		5,111
Short-Term Investments	1,590,814	—	—		1,590,814
Total Investments	$221,081,730	$440,638	$49,392		$221,571,760

SA Real Estate Securities Fund (a)
Common Stocks	$185,754,946	$—	$—		$185,754,946
Short-Term Investments	889,640	—	—		889,640
Total Investments	$186,644,586	$—	$—		$186,644,586

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$37,000,420	$—	$—		$37,000,420
Total Investments	$37,000,420	$—	$—		$37,000,420
†	Contains securities with a market value of zero.
(a)	For the period end September 30, 2018, there was no transfer activity between Level 1 and Level 2.
(b)	For the period ended September 30, 2018, common stocks valued at $400,517 were transferred from Level 1 to Level 2; common stocks valued at $1,161,311 were transferred from Level 2 to Level 1 and common stocks valued at $19,602 were transferred from Level 3 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Funds' policy is to recognize transfers between the levels as of the end of the fiscal period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal period.

	Beginning Balance July 1, 2018	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses) *	Transfers in to Level 3	Transfers out of Level 3	Ending Balance September 30, 2018	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2018 *
SA U.S. Core Market Fund
Rights and Warrants	$5,946	—	(7,432)	—	1,486	—	—	$—	(3,883)

SA U.S. Small Company Fund
Rights and Warrants (1)(2)	$6,626	—	(3,059)	—	(78)	—	—	$3,489	(78)

SA Emerging Markets Value Fund
Common Stocks (1)(2)	$229,619	—	(69,223)	—	(91,402)	—	(19,602)	$49,392	(91,596)

(1)	Level 3 at June 30, 2018 included securities with a fair value of $0.
(2)	Level 3 at September 30, 2018 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the "Adviser") specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of September 30, 2018, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of Non-	(Including
	Value of	Value of Cash	Cash	Calculated
	Securities	Collateral	Collateral *	Mark) †
SA Global Fixed Income Fund	$18,884,454	$19,281,118	$—	$19,279,918
SA U.S. Core Market Fund	$11,816,813	$1,521,515	$10,607,196	$12,089,601
SA U.S. Value Fund	$8,933,945	$2,174,836	$6,977,369	$9,129,420
SA U.S. Small Company Fund	$42,057,669	$8,371,311	$34,664,854	$43,142,789
SA International Value Fund	$46,629,997	$23,541,576	$24,889,041	$48,061,752
SA Emerging Markets Value Fund	$2,998,148	$1,565,977	$1,701,639	$3,265,741
SA Real Estate Securities Fund	$2,682,374	$202,989	$2,537,029	$2,761,973

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of September 30, 2018
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$19,281,118	$—	$—	$—	$19,281,118
Total Borrowings	$19,281,118	$—	$—	$—	$19,281,118
Gross amount of recognized liabilities for securities lending transactions					$19,281,118

SA U.S. Core Market Fund
Common Stocks	$1,521,515	$—	$—	$—	$1,521,515
Total Borrowings	$1,521,515	$—	$—	$—	$1,521,515
Gross amount of recognized liabilities for securities lending transactions					$1,521,515

SA U.S. Value Fund
Common Stocks	$2,174,836	$—	$—	$—	$2,174,836
Total Borrowings	$2,174,836	$—	$—	$—	$2,174,836
Gross amount of recognized liabilities for securities lending transactions					$2,174,836

SA U.S. Small Company Fund
Common Stocks	$8,371,311	$—	$—	$—	$8,371,311
Total Borrowings	$8,371,311	$—	$—	$—	$8,371,311
Gross amount of recognized liabilities for securities lending transactions					$8,371,311

SA International Value Fund
Common Stocks	$23,541,576	$—	$—	$—	$23,541,576
Total Borrowings	$23,541,576	$—	$—	$—	$23,541,576
Gross amount of recognized liabilities for securities lending transactions					$23,541,576

SA Emerging Markets Value Fund
Common Stocks	$1,565,977	$—	$—	$—	$1,565,977
Total Borrowings	$1,565,977	$—	$—	$—	$1,565,977
Gross amount of recognized liabilities for securities lending transactions					$1,565,977

SA Real Estate Securities Fund
Common Stocks	$202,989	$—	$—	$—	$202,989
Total Borrowings	$202,989	$—	$—	$—	$202,989
Gross amount of recognized liabilities for securities lending transactions					$202,989

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At September 30, 2018, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$624,120,299	$8,409	$2,310,769	$(2,302,360)
SA Global Fixed Income Fund	777,919,764	264,090	18,928,692	(18,664,602)
SA U.S. Core Market Fund	351,034,753	492,501,138	3,315,696	489,185,442
SA U.S. Value Fund	426,656,854	213,102,979	9,385,343	203,717,636
SA U.S. Small Company Fund	276,689,437	197,546,537	17,044,246	180,502,291
SA International Value Fund	695,730,739	116,606,206	47,965,266	68,640,940
SA International Small Company Fund	205,889,052	143,505,962	—	143,505,962
SA Emerging Markets Value Fund	210,100,635	38,477,519	27,006,394	11,471,125
SA Real Estate Securities Fund	127,225,924	63,922,080	4,503,418	59,418,662
SA Worldwide Moderate Growth Fund	33,628,250	3,459,281	87,111	3,372,170

Subsequent Events — Loring Ward Holdings Inc., the parent company of LWI Financial Inc. (the “Adviser”), the investment adviser to the Funds, has agreed to be acquired by Focus Financial Partners Inc. (“Focus”), a partnership of independent fiduciary wealth management firms that includes the Buckingham Family of Financial Services (the “Transaction”). Following the closing of the Transaction, the Adviser will join with an existing Focus subsidiary, BAM Advisor Services, LLC (“BAM”), which is part of the Buckingham Family of Financial Services. The closing of the Transaction is expected to be completed in the fourth quarter of this calendar year; however, the closing of the Transaction is subject to certain conditions, and there can be no assurance that the Transaction will be completed as planned or that the necessary conditions will be satisfied. If successful, the closing of the Transaction will result in a change of control of the Adviser (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the current Investment Advisory and Administrative Services Agreement between LWI and the Funds and the current Sub-Advisory Agreement among the Adviser, the Funds and Dimensional Fund Advisors LP (“DFA”), the investment sub-adviser to certain of the Funds, (collectively, the “Advisory Agreements”) each contain a provision that each Advisory Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control will cause the assignment of each of the Advisory Agreements and result in the automatic termination of each of the Advisory Agreements.

The Transaction is not expected to result in any material change in the day-to-day management of the Funds. The Adviser’s business is expected to continue to operate under BAM using the Loring Ward name. The Board of Trustees of the Funds (the “Board”) approved interim investment advisory agreements with BAM with respect to the Funds and interim sub-advisory agreements with DFA and BAM (collectively, the “Interim Advisory Agreements”) with respect to certain of the Funds that will take effect immediately upon the closing of the Transaction. In reliance upon applicable rules under the 1940 Act, BAM and DFA will be permitted to provide investment advisory services to the Funds under the Interim Advisory Agreements for up to 150 days following the closing of the Transaction, and may do so without having received the prior approval of shareholders of the Funds. The terms and conditions of the Interim Advisory Agreements are identical in all material respects to the relevant current Advisory Agreements, including the rate of the investment advisory and sub-advisory fees for each of the Funds.

The Board has also approved new investment advisory agreements with BAM with respect to the Funds and sub-advisory agreements with DFA and BAM (collectively, the “New Advisory Agreements”) with respect to certain of the Funds. The New Advisory Agreements will also need to be approved by shareholders of each Fund at a special meeting of shareholders (the “Special Shareholder Meeting”), at which the Funds’ shareholders will be asked to consider the approval of the New Advisory Agreements (among other items, if any, as described in a proxy statement). The terms and conditions of the New Advisory Agreements are expected to be identical in all material respects to the Advisory Agreements, including the rate of the investment advisory and sub-advisory fees for each of the Funds. Under both the Interim Advisory Agreements and the New Advisory Agreements, there will not be any material changes to the Funds’ respective investment objectives and principal investment strategies.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
CP	Certificate Participation
SA	Special Assessment

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$5,229,874,716
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,548,748,340
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,295,950,914
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,515,616,814
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,218,202,044
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,808,392,828

At September 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Index Emini	740	12/21/18	$107,055,869	$108,003,000	$947,131
Total Futures Contracts			$107,055,869	$108,003,000	$947,131

Summary of the Portfolio’s investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,808,392,828	—	—	$13,808,392,828
Futures Contracts **	947,131	—	—	947,131
TOTAL	$13,809,339,959	—	—	$13,809,339,959

**	Valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2018, the Fund consists of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the Series of DFAITC reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. When entering into stock index futures, the portfolio is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At September 30, 2018, the total cost of securities for federal income tax purposes was $11,945,701,641.

Recently Issued Accounting Standards:

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

		Shares	Value »
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (2.8%)
#	Aeria, Inc.	97,700	$707,238
#	Akatsuki, Inc.	46,200	1,907,497
#*	AlphaPolis Co., Ltd.	11,300	231,052
#	Amuse, Inc.	85,298	2,431,299
#	AOI TYO Holdings, Inc.	129,531	1,636,764
	Asahi Broadcasting Group Holdings Corp.	62,100	439,373
#	Asahi Net, Inc.	117,800	548,499
#	Ateam, Inc.	92,700	1,581,768
#*	Atrae, Inc.	46,700	1,028,899
	Avex, Inc.	269,900	3,849,542
#*	Bengo4.com, Inc.	52,900	2,221,349
#*	Broadmedia Corp.	548,000	327,874
#	CareerIndex, Inc.	56,200	742,058
#	Ceres, Inc.	18,800	329,155
#	COLOPL, Inc.	382,700	2,482,307
#	COOKPAD, Inc.	157,300	631,078
#*	Cyberstep, Inc.	30,700	579,198
#*	Designone Japan, Inc.	50,700	376,976
#	Dip Corp.	231,500	5,598,187
*	eBook Initiative Japan Co., Ltd.	5,000	101,738
	F@N Communications, Inc.	340,700	2,085,682
#	Faith, Inc.	53,310	620,360
#	Freebit Co., Ltd.	79,500	766,034
#*	Full Speed, Inc.	47,700	313,155
	Gakken Holdings Co., Ltd.	31,300	1,561,714
	Gree, Inc.	904,300	4,265,872
#*	Gumi, Inc.	144,200	824,389
#	GungHo Online Entertainment, Inc.	142,300	292,840
#	Gurunavi, Inc.	209,700	1,707,994
#	Imagica Robot Holdings, Inc.	110,000	645,359
	Intage Holdings, Inc.	245,300	2,244,581
	Internet Initiative Japan, Inc.	200,400	4,064,540
*	Itokuro, Inc.	25,700	1,561,252
*	Kadokawa Dwango	180,416	1,976,678
#	Kamakura Shinsho, Ltd.	120,400	1,578,852
#	KLab, Inc.	260,800	2,567,171
	LIFULL Co., Ltd.	408,300	2,263,371
	Macromill, Inc.	175,900	3,718,027
	MarkLines Co., Ltd.	79,100	1,378,450
	Marvelous, Inc.	236,800	1,939,578
	Members Co., Ltd.	16,700	192,227
	Mixi, Inc.	202,400	4,854,614
#	Mobile Factory, Inc.	40,600	571,837
#	MTI, Ltd.	199,300	1,103,239
#*	Mynet, Inc.	45,400	483,080
	Okinawa Cellular Telephone Co.	74,000	2,676,823
#	OPT Holding, Inc.	109,200	3,308,226
	Proto Corp.	90,800	1,281,201
#	Septeni Holdings Co., Ltd.	51,500	80,614
#	Shobunsha Publications, Inc.	258,500	1,519,494
	SKY Perfect JSAT Holdings, Inc.	1,007,800	4,859,616
#*	Synchro Food Co., Ltd.	72,600	560,389
	Toei Animation Co., Ltd.	87,800	2,725,949
	Toei Co., Ltd.	49,100	5,901,577

	Tohokushinsha Film Corp.	66,200	$384,465
	Tow Co., Ltd.	123,000	916,311
	TV Asahi Holdings Corp.	109,300	2,100,652
	Tv Tokyo Holdings Corp.	104,500	2,583,726
#*	Usen-Next Holdings Co., Ltd.	107,400	1,369,937
	ValueCommerce Co., Ltd.	124,900	2,718,863
#*	V-Cube, Inc.	133,700	746,404
#	Vector, Inc.	189,100	4,463,476
#*	Vision, Inc.	59,500	2,642,913
#	Voyage Group, Inc.	69,100	948,155
#	WirelessGate, Inc.	63,300	368,086
	Wowow, Inc.	44,300	1,420,705
#*	Zappallas, Inc.	55,900	192,712
#	Zenrin Co., Ltd.	257,750	7,978,874
*	ZIGExN Co., Ltd.	419,700	3,098,497
TOTAL COMMUNICATION SERVICES			126,180,412

CONSUMER DISCRETIONARY — (16.8%)
#	Adastria Co., Ltd.	210,740	2,815,521
#	Adventure, Inc.	19,600	1,680,487
	Aeon Fantasy Co., Ltd.	51,632	1,923,717
#*	AGORA Hospitality Group Co., Ltd.	372,000	111,319
	Ahresty Corp.	152,800	1,141,358
#	Aigan Co., Ltd.	86,100	277,788
	Aisan Industry Co., Ltd.	257,500	2,238,992
#*	Akebono Brake Industry Co., Ltd.	396,600	893,990
	Alpen Co., Ltd.	124,500	2,207,460
#	Alpha Corp.	51,500	674,335
#	Alpine Electronics, Inc.	277,500	5,213,295
	Amiyaki Tei Co., Ltd.	30,100	1,203,980
*	Anrakutei Co., Ltd.	1,300	54,347
	AOKI Holdings, Inc.	268,700	3,673,969
	Aoyama Trading Co., Ltd.	324,200	9,956,761
	Arata Corp.	89,400	4,482,990
	Arcland Sakamoto Co., Ltd.	221,600	3,014,709
	Arcland Service Holdings Co., Ltd.	121,500	2,297,950
	Asahi Co., Ltd.	127,600	1,685,928
#	Asante, Inc.	40,600	871,754
#	Ashimori Industry Co., Ltd.	30,899	627,187
	As-me ESTELLE Co., Ltd.	12,600	87,236
#	Asti Corp.	20,800	429,313
#	Atom Corp.	682,300	6,141,957
	Atsugi Co., Ltd.	124,300	1,284,420
	Aucnet, Inc.	10,100	112,630
#	Autobacs Seven Co., Ltd.	530,000	9,094,436
	Baroque Japan, Ltd.	103,800	988,961
#*	Beaglee, Inc.	31,100	385,315
#	Beauty Garage, Inc.	14,000	301,909
#	Beenos, Inc.	66,400	1,117,370
	Belluna Co., Ltd.	358,000	4,230,471
#*	Bookoff Corp.	68,800	475,944
	BRONCO BILLY Co., Ltd.	73,800	2,399,609
	Can Do Co., Ltd.	63,900	984,867
	Central Automotive Products, Ltd.	82,300	1,176,483
#	Central Sports Co., Ltd.	48,700	1,819,268
#	Chikaranomoto Holdings Co., Ltd.	35,400	348,003
#	CHIMNEY Co., Ltd.	35,900	916,323
#	Chiyoda Co., Ltd.	130,000	2,562,126
	Chofu Seisakusho Co., Ltd.	137,100	3,154,136

	Chori Co., Ltd.	76,300	$1,405,543
	Chuo Spring Co., Ltd.	20,000	676,654
#	Clarion Co., Ltd.	177,600	2,738,456
	Cleanup Corp.	139,400	1,015,583
#	Coco’s Japan Co., Ltd.	52,800	1,078,779
#	Colowide Co., Ltd.	376,200	9,625,338
	Corona Corp.	104,300	1,169,439
#	Create Restaurants Holdings, Inc.	319,900	3,735,291
#	Cross Plus, Inc.	9,800	71,914
	Daido Metal Co., Ltd.	239,700	1,976,439
#	Daidoh, Ltd.	82,300	287,530
#	Daikoku Denki Co., Ltd.	63,200	987,699
	Daikyonishikawa Corp.	292,400	3,380,419
	Dainichi Co., Ltd.	69,100	485,883
	Daisyo Corp.	47,200	709,876
	Daiyu Lic Holdings Co., Ltd.	68,000	693,236
#	DCM Holdings Co., Ltd.	733,100	6,661,153
	DD Holdings Co., Ltd.	34,200	824,042
#	Descente, Ltd.	286,100	6,000,387
	Doshisha Co., Ltd.	166,900	3,460,169
#	Doutor Nichires Holdings Co., Ltd.	237,686	4,413,799
#	Dynic Corp.	42,200	362,485
	Eagle Industry Co., Ltd.	199,600	2,600,318
#	EAT&Co, Ltd.	36,100	541,341
#	EDION Corp.	496,700	5,553,651
*	Enigmo, Inc.	83,800	1,378,889
#	ES-Con Japan, Ltd.	264,600	1,862,716
	ESCRIT, Inc.	56,500	397,217
	Exedy Corp.	210,200	6,966,805
	FCC Co., Ltd.	258,700	7,778,029
#	Felissimo Corp.	20,000	232,343
#	Fields Corp.	107,400	896,061
#	Fine Sinter Co., Ltd.	10,300	231,916
	First Juken Co., Ltd.	47,400	613,785
#	First-corp, Inc.	55,000	568,412
	FJ Next Co., Ltd.	122,400	970,044
	Foster Electric Co., Ltd.	151,200	1,905,560
	France Bed Holdings Co., Ltd.	152,300	1,311,990
	F-Tech, Inc.	99,600	1,177,292
	Fuji Co., Ltd.	152,700	3,005,630
#	Fuji Corp.	38,400	802,831
	Fuji Corp., Ltd.	192,200	1,513,755
#	Fuji Kyuko Co., Ltd.	163,500	5,346,788
	Fujibo Holdings, Inc.	74,700	2,297,184
	Fujikura Rubber, Ltd.	134,600	698,559
#	Fujio Food System Co., Ltd.	59,400	1,087,603
	Fujishoji Co., Ltd.	56,600	555,829
#	Fujita Kanko, Inc.	61,500	1,853,641
#	Fujitsu General, Ltd.	454,300	7,622,951
	FuKoKu Co., Ltd.	63,900	562,317
#*	Funai Electric Co., Ltd.	145,300	841,608
#	Furukawa Battery Co., Ltd. (The)	104,300	818,217
	Furyu Corp.	92,400	783,702
	Futaba Industrial Co., Ltd.	431,700	3,165,034
#	Gakkyusha Co., Ltd.	53,400	854,518
#	Genki Sushi Co., Ltd.	40,300	2,297,674
#	Geo Holdings Corp.	247,800	3,747,339
	Gfoot Co., Ltd.	96,500	649,548
#	GLOBERIDE, Inc.	68,999	1,903,491

#	Gokurakuyu Holdings Co., Ltd.	82,500	$473,397
#	Goldwin, Inc.	77,600	5,358,083
#	Golf Digest Online, Inc.	75,200	618,388
	Gourmet Kineya Co., Ltd.	8,000	86,679
	Greens Co., Ltd.	10,900	142,896
	GSI Creos Corp.	31,592	415,535
#	G-Tekt Corp.	135,400	2,240,190
	Gunze, Ltd.	119,500	6,017,366
	H2O Retailing Corp.	495,600	8,153,318
	Hagihara Industries, Inc.	90,800	1,513,591
#	Hakuyosha Co., Ltd.	13,600	374,634
#	Hamee Corp.	44,900	623,785
	Handsman Co., Ltd.	37,500	397,865
	Happinet Corp.	115,300	2,026,562
#	Harada Industry Co., Ltd.	66,200	532,801
	Hard Off Corp. Co., Ltd.	63,800	557,020
	Haruyama Holdings, Inc.	56,500	478,393
	Heian Ceremony Service Co., Ltd.	8,300	64,271
	Heiwa Corp.	89,600	1,998,144
	Hiday Hidaka Corp.	159,487	3,208,034
	HI-LEX Corp.	101,000	2,253,890
#	Himaraya Co., Ltd.	35,900	311,926
#	Hinokiya Group Co., Ltd.	45,700	1,195,202
#	Hiramatsu, Inc.	276,200	1,113,178
#	HIS Co., Ltd.	194,900	6,516,550
	H-One Co., Ltd.	137,500	1,708,721
	Honeys Holdings Co., Ltd.	129,340	1,163,179
#	Hoosiers Holdings	368,500	2,198,864
#	Hotland Co., Ltd.	76,500	913,506
#	House Do Co., Ltd.	58,100	1,250,811
#	HUB Co., Ltd.	35,400	317,190
	I K K, Inc.	68,000	479,569
#	I.K Co., Ltd.	44,300	768,239
#	IBJ, Inc.	146,000	897,355
	Ichibanya Co., Ltd.	106,158	4,223,250
	Ichikoh Industries, Ltd.	244,500	2,145,164
#	IDOM, Inc.	274,900	931,117
	IJT Technology Holdings Co., Ltd.	160,380	1,059,186
	Imasen Electric Industrial	132,600	1,395,384
#	Istyle, Inc.	325,600	3,859,100
*	Izutsuya Co., Ltd.	9,199	23,073
	Janome Sewing Machine Co., Ltd.	104,900	650,783
#	Japan Best Rescue System Co., Ltd.	132,900	1,453,071
	Japan Wool Textile Co., Ltd. (The)	377,400	3,121,975
#	JFLA Holdings, Inc.	121,800	470,340
	JINS, Inc.	96,800	5,161,138
#	Joban Kosan Co., Ltd.	41,199	659,183
#	Jolly - Pasta Co., Ltd.	22,600	355,028
	Joshin Denki Co., Ltd.	133,200	3,929,030
	Joyful Honda Co., Ltd.	15,800	249,769
#	JP-Holdings, Inc.	374,800	1,032,679
	JVC Kenwood Corp.	747,400	2,097,688
	Kasai Kogyo Co., Ltd.	195,200	2,040,976
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	2,077,932
	Keihin Corp.	299,900	6,205,728
#	Keiyo Co., Ltd.	201,300	974,462
	KFC Holdings Japan, Ltd.	85,200	1,490,645
	King Co., Ltd.	44,900	182,547
#*	Kintetsu Department Store Co., Ltd.	58,300	2,023,659

#	Ki-Star Real Estate Co., Ltd.	59,500	$1,248,214
*	KNT-CT Holdings Co., Ltd.	93,100	1,075,800
	Kohnan Shoji Co., Ltd.	179,800	4,546,575
*	Kojima Co., Ltd.	194,200	890,451
	Komatsu Seiren Co., Ltd.	226,400	2,127,270
	KOMEDA Holdings Co., Ltd.	337,500	6,826,985
	Komehyo Co., Ltd.	52,500	838,885
	Komeri Co., Ltd.	222,000	5,188,857
	Konaka Co., Ltd.	122,106	548,023
	Koshidaka Holdings Co., Ltd.	324,800	3,727,119
#	Kourakuen Holdings Corp.	77,400	1,138,903
#	KU Holdings Co., Ltd.	130,900	1,116,511
	Kura Corp.	77,300	5,019,167
	Kurabo Industries, Ltd.	129,900	3,526,123
	Kushikatsu Tanaka Holdings Co.	23,000	671,973
	KYB Corp.	144,300	6,466,866
#	Kyoritsu Maintenance Co., Ltd.	140,662	5,943,273
#	Kyoto Kimono Yuzen Co., Ltd.	23,400	111,793
*	Laox Co., Ltd.	206,900	726,216
#	LEC, Inc.	172,200	4,470,370
#*	LIKE Kidsnext Co., Ltd.	41,500	508,488
#*	Litalico, Inc.	44,900	1,053,674
	LIXIL VIVA Corp.	64,500	998,331
#	Look Holdings, Inc.	45,600	531,279
#	Mamiya-Op Co., Ltd.	32,700	288,884
	Mars Engineering Corp.	89,000	1,886,327
*	Maruzen CHI Holdings Co., Ltd.	109,800	366,106
#	Matsuya Co., Ltd.	174,800	1,988,620
	Matsuya Foods Co., Ltd.	67,900	2,165,757
#	Media Do Holdings Co., Ltd.	51,400	1,203,762
#	Meiko Network Japan Co., Ltd.	137,500	1,275,263
	Meiwa Estate Co., Ltd.	95,300	545,307
#	Mikuni Corp.	162,400	1,085,895
	Misawa Homes Co., Ltd.	129,600	1,012,410
	Mitsuba Corp.	215,490	2,005,786
	Mizuno Corp.	140,200	3,526,224
	Monogatari Corp. (The)	39,900	3,906,848
	Morito Co., Ltd.	110,300	889,040
	MrMax Holdings, Ltd.	176,100	949,531
	Murakami Corp.	28,700	709,476
#	Musashi Seimitsu Industry Co., Ltd.	319,400	5,206,868
	Nafco Co., Ltd.	47,500	763,207
	Nagawa Co., Ltd.	39,300	1,863,261
*	Naigai Co., Ltd.	21,500	97,989
#	Nakayamafuku Co., Ltd.	63,000	394,187
#	Nextage Co., Ltd.	255,100	1,938,740
	Nice Holdings, Inc.	49,500	584,377
	Nichirin Co., Ltd.	65,560	1,445,966
	Nihon Eslead Corp.	55,700	781,300
#	Nihon House Holdings Co., Ltd.	310,200	1,743,921
	Nihon Plast Co., Ltd.	120,200	1,109,781
#	Nihon Tokushu Toryo Co., Ltd.	87,400	2,033,499
	Nikki Co., Ltd.	2,100	42,522
#	Nippon Felt Co., Ltd.	80,200	364,172
	Nippon Piston Ring Co., Ltd.	46,000	967,073
	Nippon Seiki Co., Ltd.	324,000	6,141,245
#	Nippon View Hotel Co., Ltd.	41,400	518,010
	Nishikawa Rubber Co., Ltd.	28,100	515,369
#	Nishimatsuya Chain Co., Ltd.	334,800	3,364,852

	Nissan Shatai Co., Ltd.	533,700	$4,815,481
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	553,065
#*	Nissei Build Kogyo Co., Ltd.	233,000	2,276,272
	Nissin Kogyo Co., Ltd.	290,700	4,894,675
	Nittan Valve Co., Ltd.	93,500	303,493
#	Nojima Corp.	216,300	4,736,767
	Ohashi Technica, Inc.	63,600	920,957
#	Ohsho Food Service Corp.	94,800	6,616,357
*	Oisix ra daichi, Inc.	63,200	1,085,513
#	Omikenshi Co., Ltd.	32,200	241,631
	Onward Holdings Co., Ltd.	847,200	5,674,261
	Ootoya Holdings Co., Ltd.	37,600	742,927
#*	Open Door, Inc.	76,200	2,237,079
#	Otsuka Kagu, Ltd.	82,500	208,859
	Ozu Corp.	23,000	418,530
	Pacific Industrial Co., Ltd.	327,600	5,428,805
	PAL GROUP Holdings Co., Ltd.	91,200	2,291,999
	PALTAC Corp.	12,234	668,772
#	PAPYLESS Co., Ltd.	37,700	938,700
#	Parco Co., Ltd.	144,400	1,614,050
	Paris Miki Holdings, Inc.	177,200	756,142
#	PC Depot Corp.	90,481	441,343
	People Co., Ltd.	19,600	242,497
#	Pepper Food Service Co., Ltd.	92,300	3,261,104
	PIA Corp.	36,900	1,910,129
	Piolax, Inc.	215,400	4,785,670
#*	Pioneer Corp.	2,489,100	2,540,739
#	Plenus Co., Ltd.	161,300	2,628,524
	Press Kogyo Co., Ltd.	623,200	3,290,302
	Pressance Corp.	256,200	3,276,705
#	Raccoon Co., Ltd.	98,100	525,536
	Regal Corp.	1,500	36,824
#	Renaissance, Inc.	87,100	1,808,153
#*	Renown, Inc.	366,700	409,682
#	Resol Holdings Co., Ltd.	16,799	662,967
#	Resorttrust, Inc.	201,200	3,316,886
	Rhythm Watch Co., Ltd.	55,900	1,062,940
#	Riberesute Corp.	60,400	509,147
	Ride On Express Holdings Co., Ltd.	62,200	884,212
	Right On Co., Ltd.	119,625	1,127,491
#	Riken Corp.	67,300	3,749,217
#	Ringer Hut Co., Ltd.	172,000	3,641,434
#	Riso Kyoiku Co., Ltd.	261,700	2,123,493
	Round One Corp.	563,400	7,462,946
	Royal Holdings Co., Ltd.	212,600	5,545,715
#*	Royal Hotel, Ltd. (The)	2,100	33,383
*	RVH, Inc.	100	255
	Sac’s Bar Holdings, Inc.	138,350	1,151,932
	Saizeriya Co., Ltd.	217,900	4,258,275
	Sakai Ovex Co., Ltd.	30,999	664,397
	San Holdings, Inc.	31,800	788,575
#*	Sanden Holdings Corp.	97,400	1,337,505
	Sanei Architecture Planning Co., Ltd.	73,100	1,128,457
#	Sangetsu Corp.	362,950	7,121,961
	Sankyo Seiko Co., Ltd.	232,100	986,441
	Sanoh Industrial Co., Ltd.	181,100	1,271,869
#	Sanyei Corp.	4,300	153,943
#	Sanyo Electric Railway Co., Ltd.	120,498	2,659,503
#	Sanyo Housing Nagoya Co., Ltd.	76,700	758,638

#	Sanyo Shokai, Ltd.	96,199	$1,878,861
#	Scroll Corp.	230,500	1,410,971
#	Seiko Holdings Corp.	206,281	5,807,571
	Seiren Co., Ltd.	343,900	5,829,025
#*	Senshukai Co., Ltd.	230,700	879,548
#	SFP Holdings Co., Ltd.	74,500	1,187,547
#	Shidax Corp.	152,000	507,041
#	Shikibo, Ltd.	65,500	771,656
	Shimachu Co., Ltd.	282,300	9,114,033
	Shimojima Co., Ltd.	31,900	317,581
#	Shoei Co., Ltd.	90,900	3,925,958
	Showa Corp.	415,200	6,380,256
	Snow Peak, Inc.	19,600	326,901
	SNT Corp.	214,300	950,531
	Soft99 Corp.	81,800	780,097
#	Sotoh Co., Ltd.	41,400	368,274
	SPK Corp.	22,200	499,666
#	SRS Holdings Co., Ltd.	49,200	439,465
	St Marc Holdings Co., Ltd.	117,900	2,751,696
#	Starts Corp., Inc.	240,400	5,300,426
#	Step Co., Ltd.	59,400	799,990
	Studio Alice Co., Ltd.	70,300	1,451,877
#	Suminoe Textile Co., Ltd.	37,900	1,083,985
	Sumitomo Riko Co., Ltd.	274,000	2,766,754
	Suncall Corp.	118,900	825,306
	Sushiro Global Holdings, Ltd.	99,700	5,903,836
#	Syuppin Co., Ltd.	161,200	1,951,984
	T RAD Co., Ltd.	49,000	1,345,933
	Tachikawa Corp.	72,400	754,804
	Tachi-S Co., Ltd.	224,140	3,353,691
	Taiho Kogyo Co., Ltd.	119,300	1,402,066
	Take And Give Needs Co., Ltd.	63,210	1,296,381
#	Takihyo Co., Ltd.	34,100	643,878
#	Tama Home Co., Ltd.	121,800	1,204,516
	Tamron Co., Ltd.	126,400	2,692,590
	TBK Co., Ltd.	145,400	648,620
	Tear Corp.	69,100	547,320
#	Temairazu, Inc.	11,200	314,083
#	Tenpos Holdings Co., Ltd.	34,500	659,159
	T-Gaia Corp.	146,200	3,818,303
#	Tigers Polymer Corp.	86,000	586,470
	Toa Corp.	172,800	2,016,142
#	Toabo Corp.	54,799	270,467
#	Tokai Rika Co., Ltd.	380,100	8,035,171
	Token Corp.	55,050	3,608,024
#*	Tokyo Base Co., Ltd.	154,700	878,065
#	Tokyo Dome Corp.	628,300	5,501,791
#	Tokyo Individualized Educational Institute, Inc.	121,000	1,597,023
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	200,005
#	Tokyotokeiba Co., Ltd.	107,300	4,131,645
#	Tokyu Recreation Co., Ltd.	20,400	901,293
	Tomy Co., Ltd.	618,593	6,365,155
	Topre Corp.	242,200	6,125,571
#	Toridoll Holdings Corp.	162,800	3,541,787
#	Torikizoku Co., Ltd.	54,600	1,140,901
	Tosho Co., Ltd.	114,400	4,641,977
	Toyo Tire & Rubber Co., Ltd.	455,500	8,210,521
	TPR Co., Ltd.	164,700	4,356,625
	TSI Holdings Co., Ltd.	522,195	3,805,051

#	Tsukada Global Holdings, Inc.	119,000	$680,630
	Tsukamoto Corp. Co., Ltd.	19,000	209,292
	Tsutsumi Jewelry Co., Ltd.	57,100	1,102,587
#	Ukai Co., Ltd.	5,900	223,985
#	Umenohana Co., Ltd.	20,400	486,698
	Unipres Corp.	282,300	5,489,409
	United Arrows, Ltd.	163,600	6,960,748
*	Unitika, Ltd.	431,400	2,749,201
*	U-Shin, Ltd.	156,300	1,070,472
*	Vega Corp. Co., Ltd.	1,700	20,379
#*	VIA Holdings, Inc.	151,100	956,970
#	Village Vanguard Co., Ltd.	40,600	378,888
#*	Visionary Holdings Co., Ltd.	637,300	577,812
#	VT Holdings Co., Ltd.	590,100	2,606,401
	Wacoal Holdings Corp.	364,700	10,462,126
#	Waseda Academy Co., Ltd.	10,900	186,407
#	WATAMI Co., Ltd.	167,200	1,911,702
	Watts Co., Ltd.	67,800	571,582
	Weds Co., Ltd.	12,200	78,499
	Workman Co., Ltd.	17,500	1,075,850
	Xebio Holdings Co., Ltd.	202,000	2,945,548
	Yachiyo Industry Co., Ltd.	52,900	513,367
#	Yagi & Co., Ltd.	17,700	272,109
	Yamato International, Inc.	119,800	528,059
#	Yasunaga Corp.	56,800	1,022,765
	Yellow Hat, Ltd.	122,700	3,280,839
#	Yomiuri Land Co., Ltd.	27,500	1,101,005
	Yondoshi Holdings, Inc.	129,420	2,710,409
#	Yorozu Corp.	150,500	2,326,316
#	Yoshinoya Holdings Co., Ltd.	165,000	2,616,619
#	Yossix Co., Ltd.	26,300	695,687
#	Yume No Machi Souzou Iinkai Co., Ltd.	165,200	5,318,351
	Yutaka Giken Co., Ltd.	8,500	190,777
#	Zojirushi Corp.	300,100	4,242,871
TOTAL CONSUMER DISCRETIONARY			768,731,425

CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	261,700	1,950,679
	AFC-HD AMS Life Science Co., Ltd.	48,200	311,293
#	Albis Co., Ltd.	42,600	1,140,108
#	Arcs Co., Ltd.	295,700	8,017,210
	Artnature, Inc.	129,400	803,739
	Axial Retailing, Inc.	113,700	4,063,119
	Belc Co., Ltd.	78,400	4,245,172
#	Bourbon Corp.	48,400	1,024,455
	Bull-Dog Sauce Co., Ltd.	1,500	28,909
	Cawachi, Ltd.	52,400	1,065,166
#	C’BON COSMETICS Co., Ltd.	6,600	159,834
	Chubu Shiryo Co., Ltd.	180,300	2,476,004
	Chuo Gyorui Co., Ltd.	9,800	242,722
	Ci:z Holdings Co., Ltd.	41,800	1,546,439
	cocokara fine, Inc.	133,960	8,593,424
#	Como Co., Ltd.	2,000	43,436
	Cota Co., Ltd.	72,165	1,044,483
	Create SD Holdings Co., Ltd.	207,900	5,410,605
	Daikokutenbussan Co., Ltd.	43,700	1,715,697
	Delica Foods Holdings Co., Ltd.	30,000	405,829
#	DyDo Group Holdings, Inc.	69,500	3,480,265
#	Earth Corp.	101,700	4,886,203

	Ebara Foods Industry, Inc.	22,900	$457,516
	Eco’s Co., Ltd.	61,300	920,239
	Ensuiko Sugar Refining Co., Ltd.	86,200	204,748
	Feed One Co., Ltd.	949,940	1,772,433
*	First Baking Co., Ltd.	12,000	119,778
	Fujicco Co., Ltd.	153,100	3,164,542
	Fujiya Co., Ltd.	62,200	1,399,607
	G-7 Holdings, Inc.	43,500	1,055,901
#	Genky DrugStores Co., Ltd.	46,800	1,803,982
#	HABA Laboratories, Inc.	17,300	1,511,355
#	Hagoromo Foods Corp.	19,500	459,042
	Halows Co., Ltd.	55,900	1,345,287
	Hayashikane Sangyo Co., Ltd.	29,400	187,247
	Heiwado Co., Ltd.	218,100	5,856,954
	Hokkaido Coca-Cola Bottling Co., Ltd.	17,999	606,539
	Hokuryo Co. Ltd/Hokkaido	14,900	109,183
	Hokuto Corp.	185,500	3,170,051
#	Ichimasa Kamaboko Co., Ltd.	34,400	327,071
#	Imuraya Group Co., Ltd.	55,700	1,668,738
#	Inageya Co., Ltd.	175,800	2,642,854
	Itochu-Shokuhin Co., Ltd.	33,700	1,770,633
	Iwatsuka Confectionery Co., Ltd.	4,000	172,131
#	Japan Meat Co., Ltd.	71,600	1,433,190
	J-Oil Mills, Inc.	76,300	2,614,817
	Kadoya Sesame Mills, Inc.	14,100	776,930
	Kakiyasu Honten Co., Ltd.	62,700	1,448,322
	Kameda Seika Co., Ltd.	96,400	4,541,576
	Kaneko Seeds Co., Ltd.	38,600	527,061
#	Kanemi Co., Ltd.	5,400	144,233
#	Kansai Super Market, Ltd.	76,400	808,452
	Kato Sangyo Co., Ltd.	171,300	5,776,030
	Kenko Mayonnaise Co., Ltd.	93,600	2,345,792
#	Key Coffee, Inc.	138,200	2,538,969
	Kirindo Holdings Co., Ltd.	54,500	914,786
#	Kitanotatsujin Corp.	473,300	2,936,130
#	Kobe Bussan Co., Ltd.	107,900	6,136,163
	Kotobuki Spirits Co., Ltd.	146,700	6,900,385
	Kusuri no Aoki Holdings Co., Ltd.	12,000	955,575
	Kyokuyo Co., Ltd.	70,799	2,118,262
#	Lacto Japan Co., Ltd.	21,200	1,430,354
	Life Corp.	157,800	4,041,233
	Mandom Corp.	175,300	5,570,323
	Marudai Food Co., Ltd.	158,600	3,076,116
	Maruha Nichiro Corp.	274,907	10,147,661
#	Maxvalu Nishinihon Co., Ltd.	21,500	352,500
#	Maxvalu Tokai Co., Ltd.	49,300	1,095,740
	Medical System Network Co., Ltd.	158,700	659,683
	Megmilk Snow Brand Co., Ltd.	358,200	9,208,416
#	Meito Sangyo Co., Ltd.	63,000	941,109
#	Milbon Co., Ltd.	182,752	8,378,671
	Ministop Co., Ltd.	120,100	2,306,580
	Mitsubishi Shokuhin Co., Ltd.	107,900	2,881,156
	Mitsui Sugar Co., Ltd.	117,270	3,365,012
	Miyoshi Oil & Fat Co., Ltd.	51,900	606,052
	Morinaga Milk Industry Co., Ltd.	262,300	7,125,792
	Morozoff, Ltd.	20,100	1,077,425
	Nagatanien Holdings Co., Ltd.	81,000	2,202,268
	Nakamuraya Co., Ltd.	27,600	1,176,550
	Natori Co., Ltd.	66,600	1,108,664

	Nichimo Co., Ltd.	17,000	$253,981
#	Nihon Chouzai Co., Ltd.	54,560	1,713,927
	Niitaka Co., Ltd.	2,860	45,804
	Nippon Beet Sugar Manufacturing Co., Ltd.	69,100	1,265,738
	Nippon Flour Mills Co., Ltd.	370,500	6,530,738
	Nippon Suisan Kaisha, Ltd.	2,140,300	13,947,893
	Nisshin Oillio Group, Ltd. (The)	185,000	5,429,342
#	Nissin Sugar Co., Ltd.	112,100	2,248,548
	Nitto Fuji Flour Milling Co., Ltd.	7,200	343,608
	Noevir Holdings Co., Ltd.	27,500	1,498,596
	Oenon Holdings, Inc.	444,900	1,601,198
#	OIE Sangyo Co., Ltd.	20,900	270,573
	Okuwa Co., Ltd.	171,000	1,741,182
#	Olympic Group Corp.	62,300	562,231
#	OUG Holdings, Inc.	17,400	425,031
	Pickles Corp.	22,900	470,018
#	Plant Co., Ltd.	29,100	325,482
#	Prima Meat Packers, Ltd.	201,400	4,748,943
	Qol Co., Ltd.	173,600	3,801,312
#	Retail Partners Co., Ltd.	112,600	1,474,693
#	Riken Vitamin Co., Ltd.	75,400	2,614,585
	Rock Field Co., Ltd.	156,900	2,596,220
#	Rokko Butter Co., Ltd.	96,900	2,210,153
#	S Foods, Inc.	129,762	5,614,321
#	S&B Foods, Inc.	18,899	1,443,121
#	Sagami Rubber Industries Co., Ltd.	60,000	1,361,477
	San-A Co., Ltd.	131,500	5,878,899
	Sapporo Holdings, Ltd.	472,400	9,823,461
	Satudora Holdings Co., Ltd.	1,300	23,746
	Shinobu Foods Products Co., Ltd.	1,600	9,992
#	Shoei Foods Corp.	86,800	3,204,581
	Showa Sangyo Co., Ltd.	149,400	3,850,884
*	Sogo Medical Co., Ltd.	133,400	2,958,704
	Starzen Co., Ltd.	54,500	2,346,041
	Takara Holdings, Inc.	92,400	1,358,621
	Toho Co., Ltd.	54,700	1,095,121
	Tohto Suisan Co., Ltd.	18,099	377,334
	Torigoe Co., Ltd. (The)	102,200	921,741
#	Toyo Sugar Refining Co., Ltd.	15,700	170,160
#	Transaction Co., Ltd.	103,300	712,430
	United Super Markets Holdings, Inc.	395,200	4,918,836
#	Uoriki Co., Ltd.	33,600	435,263
	Valor Holdings Co., Ltd.	290,300	6,712,123
	Warabeya Nichiyo Holdings Co., Ltd.	105,560	1,866,585
#	Watahan & Co., Ltd.	47,400	1,214,372
	Yaizu Suisankagaku Industry Co., Ltd.	52,400	511,787
#	Yakuodo Co., Ltd.	80,500	2,755,001
	YA-MAN, Ltd.	230,000	4,670,915
	Yamatane Corp.	70,100	1,308,826
	Yamaya Corp.	28,200	754,489
	Yamazawa Co., Ltd.	7,400	112,235
	Yaoko Co., Ltd.	116,500	7,125,496
#	Yokohama Reito Co., Ltd.	328,500	2,663,843
	Yomeishu Seizo Co., Ltd.	49,800	1,074,185
	Yuasa Funashoku Co., Ltd.	13,000	413,638
	Yutaka Foods Corp.	3,900	69,210
TOTAL CONSUMER STAPLES			326,925,834

ENERGY — (0.7%)
#	BP Castrol K.K.	53,100	$765,759
	Fuji Kosan Co., Ltd.	33,100	186,490
	Fuji Oil Co., Ltd.	226,300	959,145
	Itochu Enex Co., Ltd.	346,500	3,504,400
#	Japan Oil Transportation Co., Ltd.	14,500	376,278
	Japan Petroleum Exploration Co., Ltd.	259,300	5,959,345
	Mitsuuroko Group Holdings Co., Ltd.	199,700	1,464,879
	Modec, Inc.	148,200	4,848,681
	Nippon Coke & Engineering Co., Ltd.	629,500	631,519
#	Sala Corp.	352,000	2,180,944
	San-Ai Oil Co., Ltd.	379,900	4,658,373
	Shinko Plantech Co., Ltd.	293,300	3,051,210
	Sinanen Holdings Co., Ltd.	55,300	1,418,909
#	Toa Oil Co., Ltd.	50,100	1,186,238
	Toyo Kanetsu K.K.	57,200	1,439,766
TOTAL ENERGY			32,631,936

FINANCIALS — (8.0%)
	77 Bank, Ltd. (The)	496,152	11,790,921
#	Advance Create Co., Ltd.	42,500	951,850
	Aichi Bank, Ltd. (The)	63,200	2,825,849
#*	Aiful Corp.	2,333,000	6,998,304
#	Aizawa Securities Co., Ltd.	256,800	1,775,538
#	Akatsuki Corp.	112,400	361,605
	Akita Bank, Ltd. (The)	114,140	3,011,522
	Anicom Holdings, Inc.	124,800	4,130,051
#	Aomori Bank, Ltd. (The)	141,000	4,269,479
	Asax Co., Ltd.	9,300	52,353
	Awa Bank, Ltd. (The)	263,600	8,180,405
#	Bank of Iwate, Ltd. (The)	113,600	4,958,834
#	Bank of Kochi, Ltd. (The)	45,700	466,557
#	Bank of Nagoya, Ltd. (The)	98,330	3,305,914
	Bank of Okinawa, Ltd. (The)	152,460	5,396,446
	Bank of Saga, Ltd. (The)	97,400	2,004,719
	Bank of the Ryukyus, Ltd.	199,580	2,436,425
#	Bank of Toyama, Ltd. (The)	12,100	457,043
	Chiba Kogyo Bank, Ltd. (The)	416,600	1,862,447
	Chugoku Bank, Ltd. (The)	378,400	3,853,218
#	Chukyo Bank, Ltd. (The)	79,800	1,618,707
*	Daishi Bank, Ltd. (The)	215,000	9,414,056
	Daito Bank, Ltd. (The)	62,800	681,053
	Dream Incubator, Inc.	9,400	182,706
#	DSB Co., Ltd.	61,300	313,630
	eGuarantee, Inc.	202,200	2,203,392
#	Ehime Bank, Ltd. (The)	229,600	2,522,623
	Eighteenth Bank, Ltd. (The)	104,800	3,565,791
#	Entrust, Inc.	48,900	267,332
	FIDEA Holdings Co., Ltd.	1,258,300	1,894,134
#	Financial Products Group Co., Ltd.	485,900	4,648,832
#	First Bank of Toyama, Ltd. (The)	262,100	1,112,214
#	First Brothers Co., Ltd.	48,300	627,504
	Fukui Bank, Ltd. (The)	162,200	3,390,438
*	Fukushima Bank, Ltd. (The)	190,600	1,222,800
	Fuyo General Lease Co., Ltd.	127,700	7,762,828
	GCA Corp.	29,900	250,959
#	GMO Financial Holdings, Inc.	164,600	1,242,087
#	Hirose Tusyo, Inc.	25,100	582,044
	Hiroshima Bank, Ltd. (The)	402,400	2,722,985
	Hokkoku Bank, Ltd. (The)	174,200	6,728,618

*	Hokuetsu Bank, Ltd. (The)	131,600	$2,826,122
	Hokuhoku Financial Group, Inc.	773,900	10,876,081
	Hyakugo Bank, Ltd. (The)	1,631,609	6,593,308
	Hyakujushi Bank, Ltd. (The)	161,300	4,755,224
	IBJ Leasing Co., Ltd.	197,000	5,269,612
	Ichiyoshi Securities Co., Ltd.	297,400	3,090,575
	IwaiCosmo Holdings, Inc.	142,400	2,013,529
#	J Trust Co., Ltd.	476,300	2,890,477
	Jaccs Co., Ltd.	177,800	3,760,217
	Jafco Co., Ltd.	233,300	9,068,792
#*	Japan Asia Investment Co., Ltd.	127,300	359,565
#	Japan Investment Adviser Co., Ltd.	90,600	3,405,290
	Japan Securities Finance Co., Ltd.	793,100	4,753,184
	Jimoto Holdings, Inc.	1,008,300	1,651,077
	Juroku Bank, Ltd. (The)	237,000	6,029,614
	kabu.com Securities Co., Ltd.	1,024,600	3,462,879
*	Kansai Mirai Financial Group, Inc.	309,353	2,900,456
	Keiyo Bank, Ltd. (The)	788,500	6,636,784
	Kita-Nippon Bank, Ltd. (The)	52,906	1,230,762
	Kiyo Bank, Ltd. (The)	420,590	6,740,713
#	Kosei Securities Co., Ltd. (The)	35,799	400,006
	Kyokuto Securities Co., Ltd.	169,600	2,158,284
	Kyushu Financial Group, Inc.	282,627	1,342,806
	Kyushu Leasing Service Co., Ltd.	13,500	89,064
#*	M&A Capital Partners Co., Ltd.	52,800	3,190,436
#	Marusan Securities Co., Ltd.	391,700	3,332,504
#	Mercuria Investment Co., Ltd.	75,600	655,829
	Michinoku Bank, Ltd. (The)	331,298	5,227,990
	Mito Securities Co., Ltd.	424,800	1,453,327
	Miyazaki Bank, Ltd. (The)	125,900	3,689,134
#	Monex Group, Inc.	1,453,600	6,987,114
#	Money Partners Group Co., Ltd.	162,900	569,045
	Musashino Bank, Ltd. (The)	198,000	5,716,804
#	Nagano Bank, Ltd. (The)	55,699	851,151
	Nanto Bank, Ltd. (The)	188,800	4,788,117
	NEC Capital Solutions, Ltd.	69,100	1,173,195
#	Newton Financial Consulting, Inc.	3,300	58,042
	Nishi-Nippon Financial Holdings, Inc.	738,300	8,537,367
	North Pacific Bank, Ltd.	2,096,400	7,103,193
#	OAK Capital Corp.	387,000	663,350
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	7,443,516
	Oita Bank, Ltd. (The)	88,889	3,235,890
	Okasan Securities Group, Inc.	1,139,000	5,865,472
	Ricoh Leasing Co., Ltd.	102,300	3,371,696
	San ju San Financial Group, Inc.	126,510	2,676,818
	San-In Godo Bank, Ltd. (The)	984,500	8,645,304
	Sawada Holdings Co., Ltd.	147,800	1,432,755
	Senshu Ikeda Holdings, Inc.	1,676,200	5,621,093
#	Shiga Bank, Ltd. (The)	340,200	8,759,025
	Shikoku Bank, Ltd. (The)	413,000	5,042,924
#	Shimane Bank, Ltd. (The)	29,800	320,198
	Shimizu Bank, Ltd. (The)	25,400	477,745
#	Sparx Group Co., Ltd.	675,800	1,763,662
#	Strike Co., Ltd.	55,700	1,885,336
#	Taiko Bank, Ltd. (The)	38,200	754,368
	Tochigi Bank, Ltd. (The)	555,800	1,859,064
	Toho Bank, Ltd. (The)	1,315,000	4,872,519
#	Tohoku Bank, Ltd. (The)	67,000	802,590
	Tokai Tokyo Financial Holdings, Inc.	1,534,800	8,830,537

#	Tokyo Kiraboshi Financial Group, Inc.	204,338	$4,354,342
#	Tomato Bank, Ltd.	54,700	711,587
	TOMONY Holdings, Inc.	974,950	4,162,081
	Tottori Bank, Ltd. (The)	67,800	991,760
	Towa Bank, Ltd. (The)	167,100	1,553,055
	Toyo Securities Co., Ltd.	357,000	841,005
	Tsukuba Bank, Ltd.	284,400	688,257
*	Uzabase, Inc.	91,000	2,614,343
	Yamagata Bank, Ltd. (The)	204,300	4,409,409
	Yamanashi Chuo Bank, Ltd. (The)	232,200	4,174,260
TOTAL FINANCIALS			366,505,843

HEALTHCARE — (5.0%)
#	Advantage Risk Management Co., Ltd.	46,000	487,589
	As One Corp.	62,568	4,673,697
	ASKA Pharmaceutical Co., Ltd.	173,500	2,390,584
#	Biofermin Pharmaceutical Co., Ltd.	23,700	608,613
	BML, Inc.	180,400	5,489,946
#	Carenet, Inc.	25,600	229,452
	Charm Care Corp. KK	32,700	524,466
#	CMIC Holdings Co., Ltd.	85,400	1,721,874
	Create Medic Co., Ltd.	44,100	501,048
	Daiken Medical Co., Ltd.	120,900	898,823
	Daito Pharmaceutical Co., Ltd.	87,280	2,702,014
	Dvx, Inc.	45,800	586,204
	Eiken Chemical Co., Ltd.	220,900	5,134,149
#	Elan Corp.	49,200	1,336,102
#	EM Systems Co., Ltd.	131,600	1,446,598
	EPS Holdings, Inc.	234,600	4,999,605
	Falco Holdings Co., Ltd.	57,100	947,446
#	FINDEX, Inc.	124,100	859,642
	Fuji Pharma Co., Ltd.	115,900	1,827,099
	Fukuda Denshi Co., Ltd.	42,500	2,767,949
	Fuso Pharmaceutical Industries, Ltd.	46,200	1,202,089
#	Hogy Medical Co., Ltd.	170,700	5,884,574
	I’rom Group Co., Ltd.	46,700	769,554
#	Iwaki & Co., Ltd.	193,000	1,019,252
*	Japan Animal Referral Medical Center Co., Ltd.	15,300	380,649
#	Japan Lifeline Co., Ltd.	181,000	3,826,229
	Japan Medical Dynamic Marketing, Inc.	119,100	1,312,473
	JCR Pharmaceuticals Co., Ltd.	115,000	6,536,990
	Jeol, Ltd.	189,500	4,112,001
	JMS Co., Ltd.	87,157	497,742
	Kanamic Network Co., Ltd.	38,700	768,286
	Kawasumi Laboratories, Inc.	96,180	581,203
	Kissei Pharmaceutical Co., Ltd.	187,500	5,945,180
*	Kubota Pharmaceutical Holdings Co., Ltd.	2,600	7,114
	KYORIN Holdings, Inc.	290,800	6,009,800
#	Linical Co., Ltd.	79,000	1,270,208
	Mani, Inc.	180,900	8,821,221
#*	Medical Data Vision Co., Ltd.	176,300	2,949,992
	Medius Holdings Co., Ltd.	71,800	579,842
*	MedPeer, Inc.	19,600	393,236
	Menicon Co., Ltd.	183,800	4,481,402
	Miraca Holdings, Inc.	411,600	10,707,357
	Mizuho Medy Co., Ltd.	26,900	731,259
	Mochida Pharmaceutical Co., Ltd.	95,999	7,932,819
	N Field Co., Ltd.	95,300	1,632,275
	Nagaileben Co., Ltd.	24,200	578,426

	Nakanishi, Inc.	283,300	$5,895,014
	ND Software Co., Ltd.	9,600	116,383
	NichiiGakkan Co., Ltd.	302,500	2,560,214
#	Nichi-iko Pharmaceutical Co., Ltd.	326,450	4,851,717
	Nikkiso Co., Ltd.	472,400	6,180,692
	Nippon Chemiphar Co., Ltd.	17,100	700,965
	Nipro Corp.	728,300	9,964,400
	Nissui Pharmaceutical Co., Ltd.	82,700	985,751
	Paramount Bed Holdings Co., Ltd.	138,200	6,810,980
	Rion Co., Ltd.	69,700	1,545,548
#	Sawai Pharmaceutical Co., Ltd.	227,200	12,264,817
#	Seed Co., Ltd.	106,200	1,893,940
	Seikagaku Corp.	145,700	2,218,349
#*	Shin Nippon Biomedical Laboratories, Ltd.	160,600	877,638
	Ship Healthcare Holdings, Inc.	326,700	12,642,640
	Shofu, Inc.	65,900	795,380
	Software Service, Inc.	23,500	2,201,398
	Solasto Corp.	368,200	4,792,149
#	St-Care Holding Corp.	82,800	499,337
#	Techno Medica Co., Ltd.	28,800	534,550
#	Toho Holdings Co., Ltd.	367,200	9,751,632
	Tokai Corp.	149,300	3,437,188
	Torii Pharmaceutical Co., Ltd.	110,200	2,651,665
#	Towa Pharmaceutical Co., Ltd.	64,200	4,759,589
	Tsukui Corp.	408,900	4,013,178
	Uchiyama Holdings Co., Ltd.	26,400	117,877
	UNIMAT Retirement Community Co., Ltd.	22,400	363,167
#	Value HR Co., Ltd.	21,900	454,177
#	Vital KSK Holdings, Inc.	336,200	3,794,331
#	Wakamoto Pharmaceutical Co., Ltd.	112,300	286,608
	WIN-Partners Co., Ltd.	123,000	1,399,265
	ZERIA Pharmaceutical Co., Ltd.	42,099	931,121
TOTAL HEALTHCARE			229,355,733

INDUSTRIALS — (26.9%)
#	A&A Material Corp.	26,000	277,430
#	Abist Co., Ltd.	21,500	794,063
	ACKG, Ltd.	2,600	54,847
#	Advan Co., Ltd.	172,500	1,494,337
#	Advanex, Inc.	22,099	412,347
	Aeon Delight Co., Ltd.	155,900	5,689,469
#	Aichi Corp.	266,800	1,453,407
	Aida Engineering, Ltd.	378,900	3,387,080
#	Airtech Japan, Ltd.	22,000	153,516
#	AIT Corp.	70,200	655,498
#	Ajis Co., Ltd.	30,700	950,558
#	Alconix Corp.	167,700	2,390,038
	Alinco, Inc.	92,000	884,996
	Alps Logistics Co., Ltd.	116,800	883,943
	Altech Co., Ltd.	10,900	34,706
	Altech Corp.	116,500	2,619,259
	Anest Iwata Corp.	236,600	2,361,206
#*	Arrk Corp.	626,700	628,592
	Asahi Diamond Industrial Co., Ltd.	361,100	2,543,843
#	Asahi Kogyosha Co., Ltd.	30,100	901,219
	Asanuma Corp.	54,800	1,780,663
#	Asukanet Co., Ltd.	73,200	938,436
	Asunaro Aoki Construction Co., Ltd.	138,400	1,179,108
	Bando Chemical Industries, Ltd.	257,500	3,063,163

	BayCurrent Consulting, Inc.	98,200	$2,732,881
	Bell System24 Holdings, Inc.	244,200	3,842,933
	Benefit One, Inc.	143,100	4,671,438
#	Br Holdings Corp.	201,400	830,893
#	Bunka Shutter Co., Ltd.	425,100	3,199,482
	Canare Electric Co., Ltd.	24,200	450,567
#	Career Co., Ltd.	16,400	304,582
#	Career Design Center Co., Ltd.	38,200	546,023
	Central Glass Co., Ltd.	242,800	6,308,422
#	Central Security Patrols Co., Ltd.	4,600	204,382
	Chilled & Frozen Logistics Holdings Co., Ltd.	93,400	1,175,475
	Chiyoda Corp.	678,400	5,522,005
	Chiyoda Integre Co., Ltd.	84,900	1,758,120
	Chodai Co., Ltd.	3,900	30,300
	Chudenko Corp.	213,600	4,870,353
	Chugai Ro Co., Ltd.	45,100	1,202,050
	Chuo Warehouse Co., Ltd.	8,800	98,879
#	CKD Corp.	373,800	4,797,260
	CMC Corp.	14,100	311,183
	Comany, Inc.	4,700	64,363
	Cosel Co., Ltd.	168,400	1,920,614
#	Creek & River Co., Ltd.	80,900	886,812
	CTI Engineering Co., Ltd.	83,400	1,247,409
#	CTS Co., Ltd.	190,600	1,282,795
	Dai-Dan Co., Ltd.	111,400	2,806,316
	Daido Kogyo Co., Ltd.	45,400	466,162
	Daihatsu Diesel Manufacturing Co., Ltd.	118,000	705,105
	Daihen Corp.	147,200	3,767,788
	Daiho Corp.	128,600	3,645,289
	Dai-Ichi Cutter Kogyo K.K.	26,000	528,560
	Daiichi Jitsugyo Co., Ltd.	66,600	2,291,807
	Daiichi Kensetsu Corp.	23,300	353,844
#	Daiki Axis Co., Ltd.	47,300	577,184
*	Daikokuya Holdings Co., Ltd.	138,700	63,454
	Daiohs Corp.	11,500	141,310
	Daiseki Co., Ltd.	260,663	7,195,451
#	Daiseki Eco. Solution Co., Ltd.	46,559	362,473
	Daisue Construction Co., Ltd.	57,400	634,776
	Daiwa Industries, Ltd.	232,000	2,536,197
	Denyo Co., Ltd.	120,900	1,986,704
#	DMG Mori Co., Ltd.	301,000	5,027,437
	DMW Corp.	4,800	98,619
	Duskin Co., Ltd.	300,400	7,329,596
	Ebara Jitsugyo Co., Ltd.	42,700	859,189
	EF-ON, Inc.	106,920	1,237,423
	Eidai Co., Ltd.	152,000	692,884
#*	EnBio Holdings, Inc.	20,900	228,131
	Endo Lighting Corp.	17,200	130,906
#*	Enshu, Ltd.	36,100	515,723
#	EPCO Co., Ltd.	29,500	355,852
	ERI Holdings Co., Ltd.	1,500	15,863
#*	Escrow Agent Japan Co., Ltd.	182,500	762,906
#	F&M Co., Ltd.	40,500	451,878
#*	FDK Corp.	66,300	879,468
#	Freund Corp.	86,600	713,867
	Fudo Tetra Corp.	125,780	2,333,641
#	Fuji Corp.	451,500	7,237,853
	Fuji Die Co., Ltd.	59,400	496,564
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	21,803

	Fujikura, Ltd.	1,732,900	$8,186,281
	Fujimak Corp.	12,600	134,395
#	Fujisash Co., Ltd.	677,400	613,899
	Fujitec Co., Ltd.	457,100	6,127,861
	Fukuda Corp.	77,200	3,859,784
	Fukushima Industries Corp.	89,500	4,568,624
	Fukuvi Chemical Industry Co., Ltd.	10,600	65,208
	Fukuyama Transporting Co., Ltd.	110,857	4,794,039
	FULLCAST Holdings Co., Ltd.	144,000	3,329,402
	Funai Soken Holdings, Inc.	276,390	6,268,852
#	Furukawa Co., Ltd.	238,400	3,514,374
	Furusato Industries, Ltd.	65,800	1,097,877
	Futaba Corp.	244,500	4,400,091
	G Three Holdings Corp.	12,600	9,760
	Gakujo Co., Ltd.	24,100	357,381
	Gecoss Corp.	102,800	1,104,679
#	Giken, Ltd.	120,600	3,200,530
	Glory, Ltd.	214,655	5,241,813
#	Grace Technology, Inc.	50,900	1,512,487
#	GS Yuasa Corp.	417,600	10,282,422
	Hamakyorex Co., Ltd.	122,600	4,450,988
	Hanwa Co., Ltd.	253,600	8,434,333
	Hashimoto Sogyo Holdings Co., Ltd.	2,700	38,577
	Hazama Ando Corp.	1,307,100	9,976,630
#	Helios Techno Holdings Co., Ltd.	123,400	967,432
	Hibiya Engineering, Ltd.	144,700	2,510,631
#	Hirakawa Hewtech Corp.	85,600	1,311,661
#	Hirano Tecseed Co., Ltd.	75,900	1,375,588
#	Hirata Corp.	62,400	4,491,999
	Hisaka Works, Ltd.	162,000	1,708,354
	Hitachi Zosen Corp.	1,236,079	5,167,725
#	Hito Communications, Inc.	53,900	853,757
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	35,600	515,873
	Hokuetsu Industries Co., Ltd.	159,100	1,905,581
	Hokuriku Electrical Construction Co., Ltd.	75,000	707,623
	Hosokawa Micron Corp.	51,800	2,826,293
#	Howa Machinery, Ltd.	59,000	496,856
#	HyAS&Co, Inc.	30,100	114,138
	Ichikawa Co., Ltd.	1,000	15,135
#	Ichiken Co., Ltd.	35,400	706,870
	Ichinen Holdings Co., Ltd.	145,100	1,904,945
#	Idec Corp.	212,700	4,663,372
	Ihara Science Corp.	48,300	988,121
	Iino Kaiun Kaisha, Ltd.	650,500	3,331,597
	Inaba Denki Sangyo Co., Ltd.	173,500	7,660,818
	Inaba Seisakusho Co., Ltd.	66,900	832,439
	Inabata & Co., Ltd.	303,500	4,666,070
#	Insource Co., Ltd.	62,300	1,380,697
	Interworks, Inc.	8,400	65,473
#	Inui Global Logistics Co., Ltd.	147,680	1,192,949
	IR Japan Holdings, Ltd.	59,400	949,744
	Iseki & Co., Ltd.	135,200	2,491,076
#	Ishii Iron Works Co., Ltd.	11,000	181,479
#	Isolite Insulating Products Co., Ltd.	70,000	370,133
	Itoki Corp.	252,700	1,467,767
	Iwaki Co., Ltd.	30,400	378,092
	Iwasaki Electric Co., Ltd.	35,800	510,823
#	Iwatani Corp.	261,400	9,298,094
	JAC Recruitment Co., Ltd.	106,600	2,439,055

#	Jalux, Inc.	45,800	$1,149,109
#	Jamco Corp.	74,400	2,100,786
#	Japan Asia Group, Ltd.	161,200	610,542
#	Japan Elevator Service Holdings Co., Ltd.	130,600	1,950,249
	Japan Foundation Engineering Co., Ltd.	130,900	467,579
	Japan Pulp & Paper Co., Ltd.	78,800	3,304,390
	Japan Steel Works, Ltd. (The)	294,300	7,165,589
	Japan Transcity Corp.	258,200	1,174,475
	JK Holdings Co., Ltd.	104,640	761,681
*	JMC Corp.	10,800	459,599
#	Juki Corp.	215,700	2,674,681
	Kamei Corp.	164,100	2,315,592
	Kanaden Corp.	131,100	1,436,070
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,428,700
	Kanamoto Co., Ltd.	205,100	7,271,615
	Kandenko Co., Ltd.	652,100	6,736,508
	Kanematsu Corp.	564,725	8,498,670
	Katakura Industries Co., Ltd.	174,800	2,163,691
#	Kato Works Co., Ltd.	62,800	1,936,866
	KAWADA TECHNOLOGIES, Inc.	48,400	2,936,356
#	Kawagishi Bridge Works Co., Ltd.	11,700	416,417
	Kawanishi Warehouse Co., Ltd.	1,700	25,379
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	303,175
#*	Kawasaki Kisen Kaisha, Ltd.	626,200	12,660,858
#	Kawata Manufacturing Co., Ltd.	23,000	486,638
#	Keihin Co., Ltd.	24,900	358,671
	KFC, Ltd.	7,000	136,668
#*	KI Holdings Co., Ltd.	109,000	399,502
	Kimura Chemical Plants Co., Ltd.	115,200	467,136
#	Kimura Unity Co., Ltd.	11,900	125,307
	King Jim Co., Ltd.	97,300	857,056
#*	Kinki Sharyo Co., Ltd. (The)	25,699	583,582
	Kintetsu World Express, Inc.	267,400	5,124,378
	Kitagawa Corp.	57,700	1,535,982
	Kitano Construction Corp.	25,672	916,884
	Kito Corp.	148,600	2,736,717
	Kitz Corp.	623,900	5,393,263
#	Kobayashi Metals, Ltd.	7,900	23,628
#*	Kobe Electric Railway Co., Ltd.	30,099	1,066,310
#	Kobelco Eco-Solutions Co., Ltd.	21,399	364,426
	Koike Sanso Kogyo Co., Ltd.	14,500	341,085
#	Kokusai Co., Ltd.	51,600	400,619
	Kokuyo Co., Ltd.	558,125	10,050,607
	KOMAIHALTEC, Inc.	25,700	552,529
	Komatsu Wall Industry Co., Ltd.	53,500	1,041,311
	Komori Corp.	388,800	4,844,187
	Kondotec, Inc.	132,700	1,343,105
	Konoike Transport Co., Ltd.	186,800	3,191,504
#	Kosaido Co., Ltd.	212,900	988,428
#	Kozo Keikaku Engineering, Inc.	21,600	449,439
	KRS Corp.	44,400	1,139,429
	Kumagai Gumi Co., Ltd.	256,600	7,105,000
	Kuroda Precision Industries, Ltd.	13,900	262,408
	Kyodo Printing Co., Ltd.	54,000	1,407,851
	Kyokuto Boeki Kaisha, Ltd.	46,000	874,702
	Kyokuto Kaihatsu Kogyo Co., Ltd.	226,200	3,584,234
	Kyoritsu Printing Co., Ltd.	195,100	585,314
#	Like Co., Ltd.	69,000	1,084,371
#	Link And Motivation, Inc.	249,100	3,102,290

	Lonseal Corp.	13,900	$248,451
	Luckland Co., Ltd.	25,600	653,432
	Maeda Corp.	799,000	10,551,431
	Maeda Kosen Co., Ltd.	151,400	3,224,337
	Maeda Road Construction Co., Ltd.	445,500	9,066,197
	Maezawa Industries, Inc.	25,300	102,630
#	Maezawa Kasei Industries Co., Ltd.	92,100	998,690
	Maezawa Kyuso Industries Co., Ltd.	70,300	1,232,432
#	Makino Milling Machine Co., Ltd.	158,600	6,771,343
#	Marubeni Construction Material Lease Co., Ltd.	3,900	87,452
	Marufuji Sheet Piling Co., Ltd.	11,800	272,620
	Maruka Machinery Co., Ltd.	42,900	813,428
#	Marumae Co., Ltd.	47,000	450,579
#	Maruwa Unyu Kikan Co., Ltd.	79,900	2,988,840
	Maruyama Manufacturing Co., Inc.	27,900	450,284
	Maruzen Co., Ltd.	65,900	1,293,966
	Maruzen Showa Unyu Co., Ltd.	73,800	1,900,462
	Matching Service Japan Co., Ltd.	58,000	1,215,164
	Matsuda Sangyo Co., Ltd.	102,182	1,431,407
	Matsui Construction Co., Ltd.	140,300	1,142,501
	Max Co., Ltd.	206,800	3,088,469
	Meidensha Corp.	271,410	4,442,346
	Meiji Electric Industries Co., Ltd.	49,800	914,973
#	Meiji Shipping Co., Ltd.	111,000	410,338
	Meisei Industrial Co., Ltd.	295,100	2,349,573
	Meitec Corp.	190,700	9,169,501
	Meiwa Corp.	173,800	764,795
#	Mesco, Inc.	29,800	314,593
	METAWATER Co., Ltd.	43,100	1,238,385
#	Mie Kotsu Group Holdings, Inc.	353,700	1,743,568
#	Mirait Holdings Corp.	400,285	6,902,865
#	Mitani Corp.	73,800	3,519,806
#	Mitani Sangyo Co., Ltd.	108,100	336,706
#	Mitsubishi Kakoki Kaisha, Ltd.	39,600	687,212
	Mitsubishi Logisnext Co., Ltd.	214,200	2,794,871
#	Mitsubishi Logistics Corp.	246,100	6,357,266
	Mitsubishi Pencil Co., Ltd.	248,800	4,575,426
	Mitsuboshi Belting, Ltd.	159,500	4,211,086
#*	Mitsui E&S Holdings Co., Ltd.	555,100	9,966,371
	Mitsui Matsushima Co., Ltd.	65,700	1,090,935
*	Mitsui-Soko Holdings Co., Ltd.	167,200	3,049,348
#	Mitsumura Printing Co., Ltd.	9,300	194,118
	Miyaji Engineering Group, Inc.	44,617	1,163,221
#	Mori-Gumi Co., Ltd.	69,500	237,051
	Morita Holdings Corp.	210,200	4,756,531
#	Musashi Co., Ltd.	5,000	99,746
	NAC Co., Ltd.	84,100	845,404
#	Nachi-Fujikoshi Corp.	126,200	6,208,285
#	Nadex Co., Ltd.	40,600	379,635
	Nagase & Co., Ltd.	558,300	9,806,261
	Naigai Trans Line, Ltd.	40,800	642,556
	Nakabayashi Co., Ltd.	105,900	626,284
	Nakakita Seisakusho Co., Ltd.	3,700	99,131
	Nakamoto Packs Co., Ltd.	35,500	588,084
#*	Nakamura Choukou Co., Ltd.	31,000	515,085
	Nakanishi Manufacturing Co., Ltd.	5,700	65,715
	Nakano Corp.	108,100	664,852
#	Namura Shipbuilding Co., Ltd.	377,028	1,971,907
	Narasaki Sangyo Co., Ltd.	25,400	449,835

*	NDS Co., Ltd.	33,600	$2,059,870
#	Nexyz Group Corp.	53,100	969,013
	Nichias Corp.	440,500	11,458,921
	Nichiban Co., Ltd.	78,100	1,878,732
	Nichiden Corp.	96,700	1,703,264
	Nichiha Corp.	196,280	5,195,760
	Nichireki Co., Ltd.	184,800	2,000,037
#	Nihon Dengi Co., Ltd.	30,200	770,946
	Nihon Flush Co., Ltd.	69,500	1,459,063
	Nikkato Corp.	57,200	641,559
	Nikko Co., Ltd.	36,700	789,900
	Nikkon Holdings Co., Ltd.	430,800	11,169,108
	Nippi, Inc.	11,900	371,752
	Nippo Corp.	114,600	2,104,433
	Nippon Air Conditioning Services Co., Ltd.	198,000	1,467,211
#	Nippon Aqua Co., Ltd.	108,500	380,982
	Nippon Carbon Co., Ltd.	75,000	5,190,361
	Nippon Concept Corp.	35,700	381,286
	Nippon Densetsu Kogyo Co., Ltd.	244,900	5,115,506
	Nippon Dry-Chemical Co., Ltd.	1,800	19,583
#	Nippon Filcon Co., Ltd.	20,500	110,571
	Nippon Hume Corp.	150,600	1,403,658
#	Nippon Kanzai Co., Ltd.	82,100	1,552,243
	Nippon Koei Co., Ltd.	87,900	2,354,897
#	Nippon Parking Development Co., Ltd.	1,497,700	2,333,958
	Nippon Rietec Co., Ltd.	9,300	122,944
	Nippon Road Co., Ltd. (The)	49,300	2,854,670
#	Nippon Seisen Co., Ltd.	23,000	851,905
#*	Nippon Sharyo, Ltd.	51,500	1,418,699
#	Nippon Sheet Glass Co., Ltd.	632,100	6,884,208
	Nippon Steel & Sumikin Bussan Corp.	106,660	5,350,970
	Nippon Thompson Co., Ltd.	462,800	3,076,058
#	Nippon Tungsten Co., Ltd.	6,699	165,128
	Nishimatsu Construction Co., Ltd.	392,400	9,934,977
#	Nishi-Nippon Railroad Co., Ltd.	407,700	11,032,274
	Nishio Rent All Co., Ltd.	124,300	4,149,558
#	Nissei ASB Machine Co., Ltd.	59,000	2,471,261
	Nissei Corp.	38,900	414,079
#	Nissei Plastic Industrial Co., Ltd.	175,800	1,809,412
#	Nisshinbo Holdings, Inc.	1,109,780	13,214,053
	Nissin Corp.	107,300	2,503,178
#	Nissin Electric Co., Ltd.	404,400	3,677,836
	Nitta Corp.	141,700	5,400,276
	Nitto Boseki Co., Ltd.	203,100	4,749,572
	Nitto Kogyo Corp.	190,100	3,515,484
	Nitto Kohki Co., Ltd.	78,000	1,811,040
	Nitto Seiko Co., Ltd.	221,700	1,445,161
#	Nittoc Construction Co., Ltd.	192,700	1,251,697
	Nittoku Engineering Co., Ltd.	107,200	3,201,785
	NJS Co., Ltd.	40,700	639,462
#	nms Holdings Co.	72,900	424,457
	Noda Corp.	145,800	1,478,586
	Nomura Co., Ltd.	287,800	5,941,377
	Noritake Co., Ltd.	75,800	4,783,361
	Noritz Corp.	204,900	3,250,659
	NS Tool Co., Ltd.	56,000	1,453,107
	NS United Kaiun Kaisha, Ltd.	66,600	1,533,986
#	NTN Corp.	683,400	2,797,891
	Obara Group, Inc.	86,000	4,146,331

	Ochi Holdings Co., Ltd.	6,300	$78,462
#	Odawara Engineering Co., Ltd.	6,500	155,463
	Odelic Co., Ltd.	26,300	982,421
#	Ohba Co., Ltd.	88,400	495,192
	Ohmoto Gumi Co., Ltd.	4,100	191,560
	Oiles Corp.	160,970	3,466,943
	Okabe Co., Ltd.	284,800	2,798,799
	Okada Aiyon Corp.	41,400	678,812
#	Okamoto Machine Tool Works, Ltd.	25,399	875,293
	Okamura Corp.	485,000	6,486,056
#	OKK Corp.	28,700	291,410
#	OKUMA Corp.	178,900	9,936,373
	Okumura Corp.	221,880	6,963,576
	Onoken Co., Ltd.	124,200	1,992,986
	Organo Corp.	52,000	1,448,311
	Origin Electric Co., Ltd.	25,800	402,311
	OSG Corp.	421,100	9,587,678
	OSJB Holdings Corp.	997,200	2,704,441
#	Outsourcing, Inc.	429,100	6,292,459
	Oyo Corp.	171,900	2,313,102
#	Paraca, Inc.	36,200	718,873
	Parker Corp.	34,000	187,833
#*	Pasco Corp.	27,400	335,098
	Pasona Group, Inc.	131,800	1,953,865
#	Pegasus Sewing Machine Manufacturing Co., Ltd.	149,200	1,367,428
	Penta-Ocean Construction Co., Ltd.	2,073,400	13,813,999
#*	Phil Co., Inc.	22,100	981,678
	Pilot Corp.	97,500	5,860,626
	Prestige International, Inc.	355,100	4,248,334
	Pronexus, Inc.	125,000	1,332,451
#	PS Mitsubishi Construction Co., Ltd.	216,100	1,117,625
#	Punch Industry Co., Ltd.	126,700	878,261
	Quick Co., Ltd.	76,000	1,429,091
	Raito Kogyo Co., Ltd.	353,200	5,051,149
	Rasa Corp.	58,500	524,179
#*	Refinverse, Inc.	15,900	211,568
	Relia, Inc.	207,800	2,561,146
	Rheon Automatic Machinery Co., Ltd.	144,300	2,583,212
#	Rix Corp.	17,100	251,141
*	Rozetta Corp.	33,100	637,458
	Ryobi, Ltd.	183,640	7,236,828
#	S LINE Co., Ltd.	23,800	258,875
	Sakai Heavy Industries, Ltd.	24,500	807,197
	Sakai Moving Service Co., Ltd.	78,300	4,458,628
#*	Sanix, Inc.	222,500	520,436
	Sanki Engineering Co., Ltd.	335,700	3,606,523
	Sanko Gosei, Ltd.	122,200	500,684
#	Sanko Metal Industrial Co., Ltd.	16,700	516,619
	Sankyo Tateyama, Inc.	210,500	2,670,598
#	Sanoyas Holdings Corp.	159,500	328,385
#	Sansei Technologies, Inc.	77,700	1,103,334
#	Sansha Electric Manufacturing Co., Ltd.	70,600	821,943
	Sanyo Denki Co., Ltd.	16,500	789,472
	Sanyo Engineering & Construction, Inc.	78,500	583,692
	Sanyo Industries, Ltd.	9,900	189,219
	Sanyo Trading Co., Ltd.	81,700	1,528,518
#	Sata Construction Co., Ltd.	91,299	350,370
	Sato Holdings Corp.	193,700	6,420,878
	Sato Shoji Corp.	88,200	958,215

	Sawafuji Electric Co., Ltd.	1,900	$36,590
	SBS Holdings, Inc.	147,000	2,075,844
#	Secom Joshinetsu Co., Ltd.	32,000	964,052
	Seibu Electric & Machinery Co., Ltd.	5,000	48,558
#*	Seibu Electric Industry Co., Ltd.	24,400	921,120
#	Seika Corp.	67,000	1,183,367
*	Seikitokyu Kogyo Co., Ltd.	205,730	1,280,271
	Sekisui Jushi Corp.	204,200	3,873,429
	Senko Group Holdings Co., Ltd.	774,600	6,445,875
#	Senshu Electric Co., Ltd.	56,000	1,547,075
	Shibusawa Warehouse Co., Ltd. (The)	63,100	986,423
	Shibuya Corp.	110,500	4,117,978
#	Shima Seiki Manufacturing, Ltd.	37,400	1,652,324
	Shin Nippon Air Technologies Co., Ltd.	99,380	1,485,320
#	Shin-Keisei Electric Railway Co., Ltd.	41,099	825,413
	Shinmaywa Industries, Ltd.	595,000	8,064,674
	Shinnihon Corp.	191,400	2,084,854
	Shinsho Corp.	37,300	1,043,762
	Shinwa Co., Ltd.	62,900	1,212,816
*	Shoko Co., Ltd.	44,400	376,187
#	Showa Aircraft Industry Co., Ltd.	48,937	559,322
#	SIGMAXYZ, Inc.	123,800	1,422,920
#	Sinfonia Technology Co., Ltd.	167,200	2,491,604
	Sinko Industries, Ltd.	142,200	2,361,104
	Sintokogio, Ltd.	308,500	3,118,928
	SMS Co., Ltd.	487,200	9,681,428
	Soda Nikka Co., Ltd.	122,600	744,166
#	Sodick Co., Ltd.	320,100	2,905,886
	Space Co., Ltd.	97,362	1,218,104
#	S-Pool, Inc.	73,100	1,274,412
#	Srg Takamiya Co., Ltd.	132,600	789,149
#	Star Micronics Co., Ltd.	257,400	4,577,355
#	Subaru Enterprise Co., Ltd.	8,500	444,404
	Sugimoto & Co., Ltd.	66,800	1,187,519
#	Sumiseki Holdings, Inc.	427,300	552,532
	Sumitomo Densetsu Co., Ltd.	126,300	2,076,014
	Sumitomo Mitsui Construction Co., Ltd.	1,242,640	8,358,996
	Sumitomo Precision Products Co., Ltd.	20,684	734,860
	Sumitomo Warehouse Co., Ltd. (The)	415,000	5,503,393
	Suzumo Machinery Co., Ltd.	2,200	31,464
	SWCC Showa Holdings Co., Ltd.	98,700	697,307
#	Tacmina Corp.	14,200	218,640
	Tadano, Ltd.	519,800	6,043,048
	Taihei Dengyo Kaisha, Ltd.	119,600	3,169,074
	Taiheiyo Kouhatsu, Inc.	44,200	401,305
	Taikisha, Ltd.	167,700	5,476,745
	Taisei Oncho Co., Ltd.	13,300	237,699
	Takadakiko Co., Ltd.	7,500	190,632
#	Takagi Seiko Corp.	10,800	160,364
	Takamatsu Construction Group Co., Ltd.	99,100	2,765,060
	Takamatsu Machinery Co., Ltd.	37,500	346,118
	Takano Co., Ltd.	58,700	517,753
	Takaoka Toko Co., Ltd.	53,420	842,179
#	Takara Printing Co., Ltd.	28,155	481,518
	Takara Standard Co., Ltd.	259,900	4,550,110
	Takasago Thermal Engineering Co., Ltd.	334,700	6,056,042
#	Takashima & Co., Ltd.	26,600	491,474
	Takeei Corp.	162,900	1,191,449
	Takeuchi Manufacturing Co., Ltd.	254,800	6,874,995

	Takigami Steel Construction Co., Ltd. (The)	5,300	$252,278
#	Takisawa Machine Tool Co., Ltd.	44,300	689,078
	Takuma Co., Ltd.	507,200	6,736,456
#	Tanabe Engineering Corp.	41,000	330,399
	Tanabe Management Consulting Co., Ltd.	2,500	38,232
	Tanseisha Co., Ltd.	275,949	2,893,815
	Tatsuta Electric Wire and Cable Co., Ltd.	303,900	1,694,490
	TECHNO ASSOCIE Co., Ltd.	56,800	624,210
	Techno Ryowa, Ltd.	71,390	569,126
#	Techno Smart Corp.	60,000	510,041
	TechnoPro Holdings, Inc.	107,700	6,684,769
#	Teikoku Electric Manufacturing Co., Ltd.	134,300	2,012,368
	Teikoku Sen-I Co., Ltd.	141,000	3,728,335
#	Tekken Corp.	95,800	2,494,029
#	Tenox Corp.	22,500	196,154
#	Teraoka Seisakusho Co., Ltd.	78,800	488,530
	Terasaki Electric Co., Ltd.	24,400	238,162
	Toa Corp.	112,500	2,475,507
	TOA ROAD Corp.	26,600	893,146
#	Toba, Inc.	9,500	254,487
	Tobishima Corp.	148,170	2,502,782
	Tocalo Co., Ltd.	454,400	4,678,418
	Toda Corp.	264,800	1,912,001
	Toenec Corp.	53,900	1,532,392
#	Togami Electric Manufacturing Co., Ltd.	17,800	260,465
	TOKAI Holdings Corp.	670,000	6,716,640
	Tokai Lease Co., Ltd.	19,300	344,510
	Tokyo Energy & Systems, Inc.	185,400	1,868,021
#	Tokyo Keiki, Inc.	62,222	661,988
	Tokyo Sangyo Co., Ltd.	132,200	952,842
	Tokyu Construction Co., Ltd.	586,800	5,666,999
	Toli Corp.	279,900	897,179
	Tomoe Corp.	133,000	575,919
#	Tomoe Engineering Co., Ltd.	52,900	1,076,066
	Tonami Holdings Co., Ltd.	40,900	2,608,556
	Toppan Forms Co., Ltd.	339,200	3,261,206
	Torishima Pump Manufacturing Co., Ltd.	136,800	1,323,240
	Toshiba Machine Co., Ltd.	155,000	3,465,657
	Toshiba Plant Systems & Services Corp.	272,950	5,833,866
#	Tosho Printing Co., Ltd.	161,299	1,134,245
	Totech Corp.	54,200	1,453,345
	Totetsu Kogyo Co., Ltd.	171,200	4,402,484
	Totoku Electric Co., Ltd.	20,900	407,385
	Toyo Construction Co., Ltd.	589,600	2,403,292
#	Toyo Denki Seizo K.K.	39,850	622,610
#*	Toyo Engineering Corp.	228,778	1,823,279
#	Toyo Logistics Co., Ltd.	73,500	228,896
	Toyo Machinery & Metal Co., Ltd.	120,500	812,263
	Toyo Tanso Co., Ltd.	77,200	2,287,964
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	627,058
	Trancom Co., Ltd.	53,800	3,934,251
#	Trinity Industrial Corp.	36,000	205,230
#	Trusco Nakayama Corp.	335,300	9,279,540
	Trust Tech, Inc.	69,900	2,726,066
	Tsubaki Nakashima Co., Ltd.	302,800	6,237,854
	Tsubakimoto Chain Co.	184,940	8,562,044
	Tsubakimoto Kogyo Co., Ltd.	29,400	892,455
#*	Tsudakoma Corp.	31,998	625,876
	Tsugami Corp.	375,000	3,712,051

	Tsukishima Kikai Co., Ltd.	200,100	$2,764,706
	Tsurumi Manufacturing Co., Ltd.	129,200	2,132,497
*	TTK Co., Ltd.	81,000	656,056
	Uchida Yoko Co., Ltd.	59,400	1,615,088
#	Ueki Corp.	34,800	818,419
	Union Tool Co.	58,000	2,168,775
	Ushio, Inc.	776,500	10,649,820
*	UT Group Co., Ltd.	179,000	6,386,906
	Utoc Corp.	102,200	482,904
	Wakachiku Construction Co., Ltd.	105,200	1,531,657
	Wakita & Co., Ltd.	284,900	3,525,850
	WDB Holdings Co., Ltd.	62,500	2,232,535
	Weathernews, Inc.	42,000	1,316,733
#	Will Group, Inc.	103,600	950,041
	World Holdings Co., Ltd.	53,900	1,625,452
	Yahagi Construction Co., Ltd.	192,800	1,473,326
	YAMABIKO Corp.	250,928	3,109,282
#	YAMADA Consulting Group Co., Ltd.	73,600	1,716,395
	Yamashina Corp.	84,700	65,544
	Yamashin-Filter Corp.	11,700	88,820
#	Yamato Corp.	112,100	713,308
#	Yamaura Corp.	55,000	429,771
	Yamazen Corp.	419,500	5,003,149
	Yasuda Logistics Corp.	119,200	959,459
#	Yokogawa Bridge Holdings Corp.	217,300	4,549,279
#	Yondenko Corp.	28,060	685,897
	Yuasa Trading Co., Ltd.	114,800	4,121,944
	Yuken Kogyo Co., Ltd.	24,000	506,606
#	Yumeshin Holdings Co., Ltd.	316,400	3,160,259
	Yurtec Corp.	274,700	2,303,117
	Zaoh Co., Ltd.	18,100	244,853
	Zenitaka Corp. (The)	19,000	919,898
	Zuiko Corp.	29,000	792,603
TOTAL INDUSTRIALS			1,229,740,066

INFORMATION TECHNOLOGY — (11.9%)
#	A&D Co., Ltd.	126,200	1,169,635
#*	Access Co., Ltd.	224,000	1,996,362
	Ad-sol Nissin Corp.	47,900	901,664
#	Adtec Plasma Technology Co., Ltd.	41,900	469,401
	AGS Corp.	11,600	82,669
	Ai Holdings Corp.	265,800	6,155,387
	Aichi Tokei Denki Co., Ltd.	19,900	828,393
	Aiphone Co., Ltd.	74,000	1,110,769
#*	Allied Telesis Holdings KK	486,100	500,742
	Alpha Systems, Inc.	53,260	1,366,835
	Amano Corp.	438,200	9,156,135
	AOI Electronic Co., Ltd.	31,400	1,071,199
#*	Apic Yamada Corp.	71,800	214,835
	Argo Graphics, Inc.	62,500	2,719,696
	Arisawa Manufacturing Co., Ltd.	200,900	1,721,281
#	ArtSpark Holdings, Inc.	53,700	614,441
	Asahi Intelligence Service Co., Ltd.	1,300	13,473
#	Aval Data Corp.	29,500	583,827
	Avant Corp.	44,200	666,518
#	Axell Corp.	44,900	271,043
	Azia Co., Ltd.	14,300	187,591
	Billing System Corp.	15,900	964,897
#*	BrainPad, Inc.	34,400	1,747,954

	Broadleaf Co., Ltd.	660,100	$4,763,382
	Business Brain Showa-Ota, Inc.	7,400	149,140
	CAC Holdings Corp.	96,200	972,643
	Canon Electronics, Inc.	142,300	2,991,162
#	Capital Asset Planning, Inc.	10,600	462,439
	CDS Co., Ltd.	12,200	156,143
#*	Change, Inc.	10,100	407,381
	Chino Corp.	47,400	665,392
#	Citizen Watch Co., Ltd.	1,367,100	9,008,883
	CMK Corp.	373,100	2,854,911
	Computer Engineering & Consulting, Ltd.	176,000	4,296,845
	Computer Institute of Japan, Ltd.	111,900	763,192
#	Comture Corp.	77,600	2,976,517
	CONEXIO Corp.	114,600	2,111,402
#	Core Corp.	47,700	587,590
#	Cresco, Ltd.	42,700	1,279,369
#	Cube System, Inc.	48,400	403,193
	Cybozu, Inc.	166,900	1,000,339
#	Dai-ichi Seiko Co., Ltd.	64,300	933,161
#	Daiko Denshi Tsushin, Ltd.	40,000	286,554
#	Daishinku Corp.	66,899	784,829
	Daitron Co., Ltd.	66,000	1,321,843
	Daiwabo Holdings Co., Ltd.	124,400	8,036,016
	Denki Kogyo Co., Ltd.	74,900	2,203,037
	Densan System Co., Ltd.	41,200	828,276
#	Dexerials Corp.	439,200	4,463,989
#	Digital Arts, Inc.	83,900	3,941,990
#	Digital Hearts Holdings Co., Ltd.	116,200	1,737,907
#	Digital Information Technologies Corp.	66,600	901,522
#	Double Standard, Inc.	16,300	878,656
	DTS Corp.	149,100	5,936,153
#*	E-Guardian, Inc.	70,400	1,753,751
	Eizo Corp.	119,000	5,379,260
#	Elecom Co., Ltd.	120,300	3,051,214
	Elematec Corp.	60,971	1,441,041
	Enomoto Co., Ltd.	30,200	324,594
	Enplas Corp.	62,800	1,800,473
	ESPEC Corp.	141,100	2,697,845
#	Excel Co., Ltd.	47,100	738,916
#	Fenwal Controls of Japan, Ltd.	20,600	289,896
	Ferrotec Holdings Corp.	251,000	2,440,702
#*	FFRI, Inc.	31,200	878,583
#	Fixstars Corp.	151,000	2,118,234
	Forval Corp.	52,300	448,028
#*	Fronteo, Inc.	131,000	1,230,056
#	FTGroup Co., Ltd.	74,000	1,136,991
	Fuji Soft, Inc.	171,400	8,673,066
	Fujitsu Frontech, Ltd.	85,800	929,620
	Fukui Computer Holdings, Inc.	56,000	1,083,537
	Furuno Electric Co., Ltd.	179,600	2,359,654
#	Furuya Metal Co., Ltd.	6,700	364,384
	Future Corp.	169,200	2,747,389
#	Future Innovation Group, Inc.	17,400	51,149
#	Geomatec Co., Ltd.	29,900	233,249
#	GL Sciences, Inc.	41,700	635,538
	GMO Cloud K.K.	26,700	1,005,575
#*	Gunosy, Inc.	106,500	1,875,697
	Hagiwara Electric Holdings Co., Ltd.	48,600	1,449,603
	Hakuto Co., Ltd.	97,100	1,361,926

#	Hibino Corp.	27,500	$347,955
	Hioki EE Corp.	68,400	2,232,804
	Hochiki Corp.	129,700	1,900,209
#	Hokuriku Electric Industry Co., Ltd.	48,200	555,925
#	Honda Tsushin Kogyo Co., Ltd.	124,500	925,291
	Hosiden Corp.	405,700	3,973,614
#*	Hotto Link, Inc.	87,400	700,741
#	Ibiden Co., Ltd.	736,378	10,317,824
	Icom, Inc.	76,000	1,649,559
#	Ikegami Tsushinki Co., Ltd.	44,300	525,668
	Ines Corp.	170,000	1,960,862
	I-Net Corp.	74,790	1,275,427
	Infocom Corp.	87,300	2,880,528
	Infomart Corp.	673,500	8,762,760
	Information Development Co.	45,700	696,455
	Information Services International-Dentsu, Ltd.	83,500	3,103,965
#	Innotech Corp.	112,000	1,337,557
	Intelligent Wave, Inc.	74,800	479,239
#	Inter Action Corp.	71,700	1,093,760
	I-O Data Device, Inc.	51,400	622,061
*	iRidge	2,300	29,908
#	Iriso Electronics Co., Ltd.	137,100	7,198,230
	ISB Corp.	27,900	540,252
#	Ishii Hyoki Co., Ltd.	31,000	295,660
#*	ITbook Co., Ltd.	106,400	469,164
	ITmedia, Inc.	20,400	113,830
	Iwatsu Electric Co., Ltd.	66,600	461,771
	Japan Aviation Electronics Industry, Ltd.	341,000	5,749,040
#	Japan Cash Machine Co., Ltd.	145,500	1,645,498
#*	Japan Display, Inc.	3,630,000	3,991,926
#	Japan Electronic Materials Corp.	38,800	299,427
#	Japan Material Co., Ltd.	427,200	5,728,489
	Jastec Co., Ltd.	86,100	912,356
	JBCC Holdings, Inc.	107,900	1,399,078
#*	JIG-SAW, Inc.	32,400	984,700
	Justsystems Corp.	237,200	5,493,701
	Kaga Electronics Co., Ltd.	126,900	2,642,916
	Kanematsu Electronics, Ltd.	85,500	2,913,386
	KEL Corp.	27,900	285,399
	Koa Corp.	111,500	1,923,546
#	Kyoden Co., Ltd.	150,600	883,200
	Kyosan Electric Manufacturing Co., Ltd.	311,700	1,661,602
	Kyowa Electronic Instruments Co., Ltd.	156,600	614,664
	LAC Co., Ltd.	116,300	2,235,223
	Lasertec Corp.	283,800	9,483,971
	Macnica Fuji Electronics Holdings, Inc.	352,650	6,228,245
#	Mamezou Holdings Co., Ltd.	115,200	976,950
	Marubun Corp.	112,200	817,057
#	Maruwa Co., Ltd.	65,100	4,344,828
	Maxell Holdings, Ltd.	343,800	5,386,102
	MCJ Co., Ltd.	493,700	4,345,851
#	Megachips Corp.	135,600	2,854,278
	Meiko Electronics Co., Ltd.	165,600	4,560,059
#	Micronics Japan Co., Ltd.	151,500	1,064,585
#	Mimaki Engineering Co., Ltd.	127,000	1,256,214
	Mimasu Semiconductor Industry Co., Ltd.	129,981	2,084,995
	Miraial Co., Ltd.	48,000	480,261
	Miroku Jyoho Service Co., Ltd.	129,600	2,903,395
#	Mitachi Co., Ltd.	17,900	142,658

	Mitsubishi Research Institute, Inc.	52,000	$2,003,995
#	Mitsui High-Tec, Inc.	185,700	2,618,685
#	m-up, Inc.	48,100	1,249,670
#	Mutoh Holdings Co., Ltd.	14,600	302,549
#	Nagano Keiki Co., Ltd.	94,900	995,753
#	Naigai Tec Corp.	13,100	223,126
	Nakayo, Inc.	78,000	1,126,417
	NEC Networks & System Integration Corp.	167,500	3,884,465
#	NEOJAPAN, Inc.	6,300	59,412
	NET One Systems Co., Ltd.	545,000	13,084,378
	NF Corp.	8,700	196,079
	Nichicon Corp.	343,800	3,389,364
#*	Nihon Dempa Kogyo Co., Ltd.	3,900	17,540
	Nihon Denkei Co., Ltd.	27,700	429,876
	Nippon Ceramic Co., Ltd.	62,200	1,655,721
	Nippon Chemi-Con Corp.	83,600	2,339,703
#	Nippon Computer Dynamics Co., Ltd.	43,600	460,298
#	Nippon Information Development Co., Ltd.	4,200	144,091
#	Nippon Kodoshi Corp.	58,100	1,462,720
#	Nippon Signal Co., Ltd.	366,700	3,746,472
#	Nippon Systemware Co., Ltd.	54,400	995,662
#	Nissha Co., Ltd.	242,700	4,731,907
#	Nohmi Bosai, Ltd.	150,200	3,352,297
#	Noritsu Koki Co., Ltd.	141,300	3,926,351
	NSD Co., Ltd.	260,680	5,787,866
	NuFlare Technology, Inc.	33,100	1,716,590
#*	Ohizumi Mfg. Co., Ltd.	27,100	243,479
#	Okaya Electric Industries Co., Ltd.	81,500	388,362
#	Oki Electric Industry Co., Ltd.	619,300	8,135,985
#	ONO Sokki Co., Ltd.	37,400	282,997
#	Optex Group Co., Ltd.	240,920	4,764,827
#*	Optim Corp.	33,800	1,329,385
#	Oro Co., Ltd.	19,500	1,059,064
	Osaki Electric Co., Ltd.	311,900	2,403,697
#	Oval Corp.	35,600	95,786
#	Paltek Corp.	38,500	236,367
	Poletowin Pitcrew Holdings, Inc.	106,100	2,823,255
#	Pro-Ship, Inc.	18,600	450,756
#	Rakus Co., Ltd.	119,600	2,580,422
#	RECOMM Co., Ltd.	493,100	1,114,824
#	Remixpoint, Inc.	207,500	1,787,221
#	Renesas Easton Co., Ltd.	102,500	494,573
	Riken Keiki Co., Ltd.	114,300	2,473,307
	Riso Kagaku Corp.	134,300	3,246,251
	Roland DG Corp.	93,400	2,258,641
#	Rorze Corp.	81,000	1,666,855
#	RS Technologies Co., Ltd.	40,300	1,934,222
	Ryoden Corp.	108,900	1,651,098
#	Ryosan Co., Ltd.	188,800	6,871,163
	Ryoyo Electro Corp.	152,300	2,354,563
#	Saison Information Systems Co., Ltd.	23,800	263,728
#	Sakura Internet, Inc.	164,100	1,042,154
	Samco, Inc.	9,000	108,369
	Sanken Electric Co., Ltd.	175,200	4,602,572
	Sanshin Electronics Co., Ltd.	151,900	2,733,081
#	Satori Electric Co., Ltd.	90,680	812,910
	Saxa Holdings, Inc.	32,600	649,456
	Scala, Inc.	115,300	1,206,046
	Seikoh Giken Co., Ltd.	13,800	208,763

	SEMITEC Corp.	3,000	$199,427
#	Shibaura Electronics Co., Ltd.	56,400	2,633,411
	Shibaura Mechatronics Corp.	24,900	855,053
#*	SHIFT, Inc.	53,100	2,367,387
	Shindengen Electric Manufacturing Co., Ltd.	52,800	2,523,823
#*	Shinkawa, Ltd.	128,500	661,335
	Shinko Electric Industries Co., Ltd.	510,400	4,295,645
	Shinko Shoji Co., Ltd.	139,300	2,032,402
#	Shirai Electronics Industrial Co., Ltd.	61,600	237,509
#	Shizuki Electric Co., Inc.	129,200	903,648
#	Showa Shinku Co., Ltd.	27,800	371,768
#	Showcase TV, Inc.	25,700	236,370
	Sigma Koki Co., Ltd.	33,500	603,212
#	Siix Corp.	227,200	3,953,235
	SK-Electronics Co., Ltd.	60,100	1,171,161
#	SMK Corp.	35,200	963,043
	Softbank Technology Corp.	70,300	1,714,133
#	Softbrain Co., Ltd.	125,200	537,601
	Softcreate Holdings Corp.	53,400	813,794
#	Soliton Systems K.K.	71,300	661,204
#	Solxyz Co., Ltd.	54,200	480,981
*	So-net Media Networks Corp.	9,700	229,060
#	Soshin Electric Co., Ltd.	58,400	258,598
#	Sourcenext Corp.	260,300	2,707,106
	SRA Holdings	72,200	2,210,913
#	Sumida Corp.	195,949	2,536,699
	Sun Corp.	117,400	660,067
	Sun-Wa Technos Corp.	75,000	922,302
	Suzuden Corp.	30,200	373,740
#	Suzuki Co., Ltd.	67,100	482,291
#	System Information Co., Ltd.	42,000	566,135
	System Research Co., Ltd.	7,300	316,102
#	Systemsoft Corp.	278,600	296,648
	Systena Corp.	498,800	6,817,912
	Tachibana Eletech Co., Ltd.	123,960	2,126,474
#	Takachiho Koheki Co., Ltd.	35,900	326,696
	TAKEBISHI Corp.	50,600	749,696
	Tamura Corp.	580,200	3,628,703
#	Tazmo Co., Ltd.	49,500	518,420
	TDC Soft, Inc.	104,200	1,009,660
#*	Teac Corp.	81,900	250,989
	TechMatrix Corp.	119,400	2,377,050
#	Techno Horizon Holdings Co., Ltd.	76,000	311,238
#	Tecnos Japan, Inc.	122,900	1,132,842
#	Teikoku Tsushin Kogyo Co., Ltd.	55,900	640,578
*	Tera Probe, Inc.	10,800	102,896
#*	TerraSky Co., Ltd.	4,700	144,998
#	TESEC Corp.	19,400	290,984
	TKC Corp.	123,300	5,158,416
	Tokyo Electron Device, Ltd.	44,600	760,269
	Tokyo Seimitsu Co., Ltd.	281,200	7,329,939
#	Tomen Devices Corp.	14,800	362,408
	Topcon Corp.	733,400	13,380,811
#	Torex Semiconductor, Ltd.	58,200	792,270
	Toshiba TEC Corp.	190,800	5,557,294
	Toukei Computer Co., Ltd.	24,310	708,981
#	Towa Corp.	155,200	1,479,981
	Toyo Corp.	163,900	1,338,184
	Tri Chemical Laboratories, Inc.	46,000	1,916,435

#	Tsuzuki Denki Co., Ltd.	39,100	$402,565
#	UKC Holdings Corp.	98,000	2,260,360
	Ulvac, Inc.	149,700	5,619,001
#	UMC Electronics Co., Ltd.	54,700	1,060,992
#	Uniden Holdings Corp.	40,600	1,035,061
	UNIRITA, Inc.	7,300	118,346
#	UNITED, Inc.	96,700	2,392,868
#	V Technology Co., Ltd.	34,200	5,130,302
#	VeriServe Corp.	16,200	725,519
#	VINX Corp.	13,200	167,527
	Vitec Holdings Co., Ltd.	64,100	1,447,119
	Wacom Co., Ltd.	1,046,600	4,462,507
#	YAC Holdings Co., Ltd.	93,000	674,614
#	Yamaichi Electronics Co., Ltd.	166,500	2,301,475
#	Yashima Denki Co., Ltd.	118,500	964,510
#	Yokowo Co., Ltd.	111,700	1,426,951
	Zuken, Inc.	107,800	1,768,272
TOTAL INFORMATION TECHNOLOGY			544,986,275

MATERIALS — (9.9%)
	Achilles Corp.	107,800	2,252,930
	ADEKA Corp.	616,000	10,574,377
	Agro-Kanesho Co., Ltd.	22,500	504,623
	Aichi Steel Corp.	80,700	3,078,491
	Arakawa Chemical Industries, Ltd.	125,700	2,133,255
	Araya Industrial Co., Ltd.	27,500	486,870
	Asahi Holdings, Inc.	183,150	3,347,419
	Asahi Printing Co., Ltd.	25,700	271,303
	Asahi Yukizai Corp.	106,400	2,529,079
#	Asahipen Corp.	2,100	33,638
	Asia Pile Holdings Corp.	203,000	1,519,858
	C Uyemura & Co., Ltd.	33,600	2,155,031
#	Carlit Holdings Co., Ltd.	149,600	1,321,450
	Chuetsu Pulp & Paper Co., Ltd.	43,400	629,078
#*	Chugai Mining Co., Ltd.	1,012,400	178,218
#	Chugoku Marine Paints, Ltd.	458,300	4,602,568
	CI Takiron Corp.	330,000	1,804,616
#	CK-San-Etsu Co., Ltd.	21,200	683,705
	Dai Nippon Toryo Co., Ltd.	144,400	1,672,264
#	Daido Steel Co., Ltd.	164,700	7,997,131
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	137,900	1,676,563
	Daiken Corp.	98,800	1,969,442
#	Daiki Aluminium Industry Co., Ltd.	215,800	1,475,266
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	89,900	2,927,697
#	Daio Paper Corp.	480,200	6,863,293
	Daito Chemix Corp.	3,700	16,606
	DKS Co., Ltd.	66,200	2,105,817
#	Dowa Holdings Co., Ltd.	354,800	11,271,534
	Dynapac Co., Ltd.	8,500	110,357
#	Fuji Seal International, Inc.	208,500	7,385,262
	Fujikura Kasei Co., Ltd.	177,100	1,050,413
	Fujimi, Inc.	74,800	1,943,334
	Fujimori Kogyo Co., Ltd.	117,100	3,994,009
#	Fumakilla, Ltd.	58,901	818,976
#	Fuso Chemical Co., Ltd.	130,800	3,108,440
	Geostr Corp.	111,400	571,734
#	Godo Steel, Ltd.	66,400	1,366,684
	Gun-Ei Chemical Industry Co., Ltd.	31,100	916,488
	Hakudo Co., Ltd.	37,400	652,438

#*	HANEDA ZENITH HOLDINGS Co., Ltd.	235,500	$603,155
	Harima Chemicals Group, Inc.	98,900	875,590
#	Hodogaya Chemical Co., Ltd.	44,900	1,362,714
	Hokkan Holdings, Ltd.	52,400	1,088,212
	Hokko Chemical Industry Co., Ltd.	137,900	736,316
	Hokuetsu Corp.	924,799	5,036,235
	Honshu Chemical Industry Co., Ltd.	27,200	275,002
#	Ise Chemicals Corp.	15,400	479,592
#	Ishihara Chemical Co., Ltd.	35,500	716,647
*	Ishihara Sangyo Kaisha, Ltd.	258,650	3,966,897
	Ishizuka Glass Co., Ltd.	17,800	396,222
#	Japan Pure Chemical Co., Ltd.	7,200	156,933
	JCU Corp.	165,500	3,990,487
	JSP Corp.	91,700	2,341,461
#	Kanto Denka Kogyo Co., Ltd.	327,900	3,532,226
	Katakura & Co-op Agri Corp.	21,500	223,009
	Kawakin Holdings Co., Ltd.	18,200	99,296
#	KeePer Technical Laboratory Co., Ltd.	47,900	495,303
	KH Neochem Co., Ltd.	205,100	7,985,404
	Kimoto Co., Ltd.	235,900	632,701
	Koatsu Gas Kogyo Co., Ltd.	214,293	1,823,559
#	Kogi Corp.	5,499	90,135
	Kohsoku Corp.	72,900	857,166
	Konishi Co., Ltd.	232,600	3,664,853
#	Konoshima Chemical Co., Ltd.	41,300	295,309
	Krosaki Harima Corp.	36,900	2,844,843
#	Kumiai Chemical Industry Co., Ltd.	712,187	5,377,377
	Kunimine Industries Co., Ltd.	36,200	324,477
	Kureha Corp.	122,650	9,184,976
	Kurimoto, Ltd.	67,100	1,105,392
	Kuriyama Holdings Corp.	50,200	880,457
#	Kyoei Steel, Ltd.	149,700	2,919,445
	Kyowa Leather Cloth Co., Ltd.	83,600	748,781
	Lintec Corp.	310,400	7,946,458
#	MEC Co., Ltd.	127,700	2,165,135
#	Mipox Corp.	58,500	269,077
	Mitani Sekisan Co., Ltd.	69,100	1,798,593
	Mitsubishi Paper Mills, Ltd.	425,300	2,500,729
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	1,025,232
	Mitsui Mining & Smelting Co., Ltd.	431,900	12,500,805
#	Molitec Steel Co., Ltd.	86,500	456,389
#	MORESCO Corp.	46,800	701,503
	Mory Industries, Inc.	38,400	1,051,026
#	Muto Seiko Co.	35,700	207,580
	Nakayama Steel Works, Ltd.	239,400	1,535,733
	Neturen Co., Ltd.	253,000	2,587,305
#*	New Japan Chemical Co., Ltd.	200,600	402,361
#	Nicca Chemical Co., Ltd.	49,300	541,730
	Nichia Steel Works, Ltd.	121,100	371,737
#	Nihon Kagaku Sangyo Co., Ltd.	87,700	1,084,588
#	Nihon Nohyaku Co., Ltd.	380,800	2,677,813
	Nihon Parkerizing Co., Ltd.	651,600	8,807,934
	Nihon Yamamura Glass Co., Ltd.	112,600	1,819,221
	Nippon Carbide Industries Co., Inc.	49,300	790,430
#	Nippon Chemical Industrial Co., Ltd.	42,600	1,411,446
	Nippon Concrete Industries Co., Ltd.	302,400	950,145
#	Nippon Denko Co., Ltd.	1,006,814	2,621,990
	Nippon Fine Chemical Co., Ltd.	82,800	994,174
#	Nippon Kayaku Co., Ltd.	366,100	4,353,896

	Nippon Kinzoku Co., Ltd.	26,500	$404,266
#	Nippon Koshuha Steel Co., Ltd.	26,799	182,283
#	Nippon Light Metal Holdings Co., Ltd.	4,216,200	9,421,703
#	Nippon Paper Industries Co., Ltd.	587,400	10,809,938
	Nippon Pillar Packing Co., Ltd.	153,100	2,193,931
	Nippon Soda Co., Ltd.	170,600	5,247,231
	Nippon Valqua Industries, Ltd.	121,599	3,413,793
#	Nippon Yakin Kogyo Co., Ltd.	1,173,000	3,405,152
#	Nisshin Steel Co., Ltd.	344,892	5,171,197
	Nitta Gelatin, Inc.	98,800	732,092
	Nittetsu Mining Co., Ltd.	36,800	1,765,092
#	Nitto FC Co., Ltd.	121,400	819,378
	NOF Corp.	33,900	1,144,160
	Nozawa Corp.	54,100	594,404
	Oat Agrio Co., Ltd.	21,400	528,167
	Okamoto Industries, Inc.	73,800	4,031,469
	Okura Industrial Co., Ltd.	58,800	1,192,670
	Osaka Organic Chemical Industry, Ltd.	108,700	1,393,693
#	Osaka Soda Co., Ltd.	99,899	2,650,841
	Osaka Steel Co., Ltd.	90,300	1,749,513
#	OSAKA Titanium Technologies Co., Ltd.	146,200	2,342,769
#	Pacific Metals Co., Ltd.	117,999	4,390,892
	Pack Corp. (The)	92,600	3,426,043
#	Rasa Industries, Ltd.	55,100	1,159,120
	Rengo Co., Ltd.	514,200	4,384,713
	Riken Technos Corp.	248,500	1,323,310
	Sakai Chemical Industry Co., Ltd.	114,000	2,812,434
	Sakata INX Corp.	299,000	3,792,655
	Sanyo Chemical Industries, Ltd.	86,700	4,417,728
#	Sanyo Special Steel Co., Ltd.	147,060	3,587,752
#	Seiko PMC Corp.	86,000	821,964
	Sekisui Plastics Co., Ltd.	173,900	1,689,232
	Shikoku Chemicals Corp.	252,900	3,509,831
	Shinagawa Refractories Co., Ltd.	43,600	1,948,379
	Shin-Etsu Polymer Co., Ltd.	330,400	2,711,940
#	Shinko Wire Co., Ltd.	18,400	224,734
	SK Kaken Co., Ltd.	1,600	668,147
	Soken Chemical & Engineering Co., Ltd.	49,800	869,475
	Stella Chemifa Corp.	80,500	2,943,640
	Sumitomo Bakelite Co., Ltd.	37,600	1,691,463
#	Sumitomo Osaka Cement Co., Ltd.	271,700	11,262,019
	Sumitomo Seika Chemicals Co., Ltd.	67,500	3,790,463
#	T Hasegawa Co., Ltd.	171,800	3,557,487
	T&K Toka Co., Ltd.	142,400	1,476,879
#	Taisei Lamick Co., Ltd.	42,100	1,189,738
	Taiyo Holdings Co., Ltd.	127,100	4,905,020
	Takasago International Corp.	102,500	3,751,960
	Takemoto Yohki Co., Ltd.	20,100	549,303
#	Taki Chemical Co., Ltd.	6,000	266,716
	Tayca Corp.	125,600	2,984,988
	Tenma Corp.	122,900	2,190,115
	Toagosei Co., Ltd.	777,800	8,974,364
#	Toda Kogyo Corp.	24,200	637,838
	Toho Acetylene Co., Ltd.	12,700	175,360
	Toho Chemical Industry Co., Ltd.	47,000	248,154
#	Toho Titanium Co., Ltd.	256,900	3,091,607
	Toho Zinc Co., Ltd.	91,999	3,649,193
	Tohoku Steel Co., Ltd.	16,300	205,543
	Tokushu Tokai Paper Co., Ltd.	65,758	2,763,682

	Tokuyama Corp.	303,398	$8,253,530
	Tokyo Ohka Kogyo Co., Ltd.	263,300	7,815,735
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	250,602
#	Tokyo Rope Manufacturing Co., Ltd.	100,300	1,311,137
#	Tokyo Steel Manufacturing Co., Ltd.	845,800	6,192,256
	Tokyo Tekko Co., Ltd.	67,400	1,080,702
	Tomoegawa Co., Ltd.	33,600	438,082
	Tomoku Co., Ltd.	76,300	1,415,687
	Topy Industries, Ltd.	112,300	3,306,126
	Toyo Gosei Co., Ltd.	34,600	354,091
	Toyo Ink SC Holdings Co., Ltd.	258,200	6,841,527
	Toyobo Co., Ltd.	633,400	10,748,313
#	TYK Corp.	169,400	737,880
	UACJ Corp.	183,541	4,395,600
	Wavelock Holdings Co., Ltd.	23,600	205,934
	Wood One Co., Ltd.	48,500	556,921
#	W-Scope Corp.	18,300	182,860
	Yamato Kogyo Co., Ltd.	294,700	9,139,007
	Yodogawa Steel Works, Ltd.	144,200	3,566,630
	Yoshicon Co., Ltd.	3,100	37,575
#	Yotai Refractories Co., Ltd.	128,800	1,019,977
#	Yuki Gosei Kogyo Co., Ltd.	36,200	87,903
	Yushiro Chemical Industry Co., Ltd.	72,800	1,007,789
TOTAL MATERIALS			454,866,946

REAL ESTATE — (1.6%)
#	AD Works Co., Ltd.	1,950,700	669,526
	Airport Facilities Co., Ltd.	142,870	821,097
	Anabuki Kosan, Inc.	4,600	131,577
	Aoyama Zaisan Networks Co., Ltd.	68,800	1,083,729
#	Apaman Co., Ltd.	82,200	719,630
*	Ardepro Co., Ltd.	292,800	139,612
	Arealink Co., Ltd.	48,600	1,065,591
#	B-Lot Co., Ltd.	11,000	134,612
	Cosmos Initia Co., Ltd.	96,100	597,104
#	CRE, Inc.	60,800	476,692
	Daibiru Corp.	350,900	3,703,764
	Daikyo, Inc.	223,300	4,539,410
#	Dear Life Co., Ltd.	155,900	742,760
	Goldcrest Co., Ltd.	135,070	2,205,542
#	Good Com Asset Co., Ltd.	6,200	102,641
	Grandy House Corp.	110,900	476,400
	Heiwa Real Estate Co., Ltd.	236,600	4,182,545
	Ichigo, Inc.	997,200	3,738,812
#	Intellex Co., Ltd.	30,000	215,505
*	Japan Asset Marketing Co., Ltd.	1,649,800	1,813,813
	Japan Corporate Housing Service, Inc.	10,500	71,950
#	Japan Property Management Center Co., Ltd.	87,700	1,032,912
	Kabuki-Za Co., Ltd.	21,800	1,098,608
	Keihanshin Building Co., Ltd.	276,100	2,101,701
#*	LAND Co., Ltd.	1,824,900	190,682
#	Leopalace21 Corp.	1,899,000	10,577,216
#	Mugen Estate Co., Ltd.	97,000	587,607
#	Nippon Commercial Development Co., Ltd.	91,300	1,469,304
	Nisshin Fudosan Co.	220,900	1,152,745
#	Prospect Co., Ltd.	3,402,000	1,286,764
#	Raysum Co., Ltd.	119,100	1,675,343
#	SAMTY Co., Ltd.	128,500	1,860,802
	Sankyo Frontier Co., Ltd.	21,700	696,023

	Sansei Landic Co., Ltd.	37,500	$422,278
#	Shinoken Group Co., Ltd.	220,800	2,342,715
	Star Mica Co., Ltd.	91,300	1,420,023
	Sun Frontier Fudousan Co., Ltd.	232,900	2,663,856
#	Takara Leben Co., Ltd.	639,000	1,927,556
#	Tateru, Inc.	286,800	1,861,381
	TOC Co., Ltd.	416,650	2,953,001
	Tokyo Rakutenchi Co., Ltd.	21,500	983,383
#	Tokyo Theatres Co., Inc.	49,099	591,890
	Tosei Corp.	250,000	2,586,282
#	Unizo Holdings Co., Ltd.	226,900	4,372,117
#	Urbanet Corp. Co., Ltd.	123,500	377,982
TOTAL REAL ESTATE			73,864,483

UTILITIES — (1.0%)
#*	Eneres Co., Ltd.	189,500	1,160,603
#	eRex Co., Ltd.	286,800	2,640,433
	Hiroshima Gas Co., Ltd.	321,600	1,084,231
#	Hokkaido Electric Power Co., Inc.	1,406,600	8,867,226
	Hokkaido Gas Co., Ltd.	98,000	1,340,687
#*	Hokuriku Electric Power Co.	935,100	9,580,132
	Hokuriku Gas Co., Ltd.	10,100	271,426
	K&O Energy Group, Inc.	103,900	1,619,821
	Nippon Gas Co., Ltd.	52,300	2,609,498
	Okinawa Electric Power Co., Inc. (The)	303,421	6,398,803
#*	RENOVA, Inc.	151,600	1,884,961
	Saibu Gas Co., Ltd.	217,300	5,162,449
	Shizuoka Gas Co., Ltd.	387,100	3,429,728
	Toell Co., Ltd.	49,100	443,246
#	West Holdings Corp.	105,200	710,287
TOTAL UTILITIES			47,203,531
TOTAL COMMON STOCKS			4,200,992,484

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Akatsuki Corp. Rights 12/25/2018	109,000	79,625
*	SAMTY Co., Ltd. Rights 11/19/2018	128,500	583,011
TOTAL FINANCIALS			662,636
TOTAL INVESTMENT SECURITIES			4,201,655,120

			Value †
SECURITIES LENDING COLLATERAL — (8.2%)
@§	DFA Short Term Investment Fund	32,221,728	372,837,607
TOTAL INVESTMENTS — (100.0%) (Cost $3,734,058,296) ^^			$4,574,492,727

Summary of the Series’ investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$126,180,412	—	$126,180,412
Consumer Discretionary	$4,131,645	764,599,780	—	768,731,425
Consumer Staples	—	326,925,834	—	326,925,834
Energy	—	32,631,936	—	32,631,936
Financials	—	366,505,843	—	366,505,843
Healthcare	—	229,355,733	—	229,355,733
Industrials	—	1,229,740,066	—	1,229,740,066
Information Technology	51,149	544,935,126	—	544,986,275
Materials	—	454,866,946	—	454,866,946
Real Estate	—	73,864,483	—	73,864,483
Utilities	—	47,203,531	—	47,203,531
Rights/Warrants
Financials	—	662,636	—	662,636
Securities Lending Collateral	—	372,837,607	—	372,837,607
TOTAL	$4,182,794	$4,570,309,933	—	$4,574,492,727

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2018
(Unaudited)

		Shares	Value »
COMMON STOCKS — (94.1%)
AUSTRALIA — (52.6%)
*	3P Learning, Ltd.	93,233	$85,985
*	88 Energy, Ltd.	604,262	9,198
	Accent Group, Ltd.	1,703,206	2,007,117
	Adacel Technologies, Ltd.	140,130	175,190
	Adairs, Ltd.	287,226	539,703
	Adelaide Brighton, Ltd.	3,004,912	13,418,439
*	Aeon Metals, Ltd.	45,332	12,280
#	Ainsworth Game Technology, Ltd.	364,227	318,430
#*	Alkane Resources, Ltd.	1,385,657	240,504
	Alliance Aviation Services, Ltd.	27,285	48,899
	ALS, Ltd.	2,494,939	16,099,854
	Altium, Ltd.	820,004	16,193,272
*	Altura Mining, Ltd.	98,208	16,677
#	AMA Group, Ltd.	1,555,222	1,247,045
#	Amaysim Australia, Ltd.	1,355,718	998,225
	Ansell, Ltd.	896,383	16,350,783
#	AP Eagers, Ltd.	298,855	1,706,773
	APN Property Group, Ltd.	26,661	8,602
	Apollo Tourism & Leisure, Ltd.	108,623	110,743
	Appen, Ltd.	658,033	6,637,123
#	ARB Corp., Ltd.	551,292	7,631,354
#	Ardent Leisure Group	3,401,034	4,379,708
#	ARQ Group, Ltd.	987,156	1,683,966
	Asaleo Care, Ltd.	20,828	10,913
	Atlas Arteria, Ltd.	3,049,851	15,385,983
	AUB Group, Ltd.	311,612	2,997,264
#*	Aurelia Metals, Ltd.	1,819,536	959,035
#	Ausdrill, Ltd.	2,560,609	3,272,209
	Austal, Ltd.	1,540,941	2,193,112
*	Austin Engineering, Ltd.	95,866	15,933
#*	Australian Agricultural Co., Ltd.	2,990,515	2,777,026
	Australian Finance Group, Ltd.	642,336	694,530
	Australian Pharmaceutical Industries, Ltd.	3,178,637	3,961,633
*	Australian Property Systems, Ltd.	1,170,797	5,631,237
	Australian Vintage, Ltd.	4,199,886	1,835,919
	Auswide Bank, Ltd.	102,961	410,050
#	Automotive Holdings Group, Ltd.	1,068,424	1,706,311
	Aveo Group	3,185,057	4,653,250
	AVJennings, Ltd.	6,752,346	3,219,244
	Axsesstoday, Ltd.	20,251	23,787
#	Baby Bunting Group, Ltd.	318,497	536,295
	Bank of Queensland, Ltd.	380,336	3,027,941
#	Bapcor, Ltd.	1,805,395	9,988,820
*	Base Resources, Ltd.	215,873	41,277
	Beach Energy, Ltd.	14,720,311	22,789,390
#*	Beadell Resources, Ltd.	7,171,491	306,219
#	Bega Cheese, Ltd.	1,467,014	7,221,564
	Bell Financial Group, Ltd.	122,493	92,579
#*	Bellamy’s Australia, Ltd.	568,208	4,199,166
#	Blackmores, Ltd.	93,700	8,961,034
*	Blue Energy, Ltd.	97,807	4,879
#	Bravura Solutions, Ltd.	659,141	2,100,273
	Breville Group, Ltd.	844,757	7,976,419
#	Brickworks, Ltd.	382,249	4,839,306
*	Bubs Australia, Ltd.	326,550	149,513

#*	Buru Energy, Ltd.	678,801	$130,091
#	BWX, Ltd.	335,452	872,732
#	Cabcharge Australia, Ltd.	197,624	324,434
	Capilano Honey, Ltd.	18,636	284,203
	Capitol Health, Ltd.	2,956,003	618,631
	Capral, Ltd.	58,499	6,555
#*	Cardno, Ltd.	1,127,842	958,278
*	Carnarvon Petroleum, Ltd.	5,872,111	1,694,891
*	Carnegie Clean Energy, Ltd.	1,015,131	6,608
	carsales.com, Ltd.	1,702,940	17,797,139
#*	Cash Converters International, Ltd.	3,008,100	696,031
#*	Catapult Group International, Ltd.	407,428	323,815
	Cedar Woods Properties, Ltd.	376,398	1,564,288
	Centuria Capital Group	9,881	9,750
	Citadel Group, Ltd. (The)	48,552	283,907
#	Class, Ltd.	399,883	618,435
*	Clean Seas Seafood, Ltd.	1,754,602	77,455
	Cleanaway Waste Management, Ltd.	13,728,372	18,618,401
#	Clinuvel Pharmaceuticals, Ltd.	34,474	548,084
	Clover Corp., Ltd.	185,614	209,138
	Codan, Ltd.	612,014	1,424,461
#	Collection House, Ltd.	2,172,576	2,434,113
	Collins Foods, Ltd.	769,094	3,441,231
#*	Cooper Energy, Ltd.	8,312,234	2,736,468
#	Corporate Travel Management, Ltd.	526,757	11,617,924
	Costa Group Holdings, Ltd.	2,010,160	10,352,775
#	Credit Corp. Group, Ltd.	516,474	8,311,668
#*	CSG, Ltd.	1,608,459	220,473
	CSR, Ltd.	3,957,955	10,782,479
*	CuDeco, Ltd.	387,893	49,432
	Data#3, Ltd.	821,486	878,480
#*	Decmil Group, Ltd.	282,551	157,318
#	Dicker Data, Ltd.	193,123	416,248
	Domain Holdings Australia, Ltd.	1,530,389	3,864,319
#	Domino’s Pizza Enterprises, Ltd.	228,169	8,769,834
	Donaco International, Ltd.	28,566	3,613
*	Doray Minerals, Ltd.	251,105	62,587
	Downer EDI, Ltd.	4,034,426	23,004,399
	DuluxGroup, Ltd.	3,101,823	17,190,826
	DWS, Ltd.	514,109	440,461
	Eclipx Group, Ltd.	2,757,791	5,121,130
	Elders, Ltd.	1,007,530	5,161,429
*	EML Payments, Ltd.	216,898	249,555
#*	Energy Resources of Australia, Ltd.	229,368	62,961
*	Energy World Corp., Ltd.	87,518	12,024
	EQT Holdings, Ltd.	28,836	491,656
	ERM Power, Ltd.	1,089,491	1,325,519
	Estia Health, Ltd.	1,211,553	2,073,320
	Euroz, Ltd.	101,762	92,606
	EVENT Hospitality and Entertainment, Ltd.	542,979	5,809,526
	Evolution Mining, Ltd.	1,556	2,984
	Fairfax Media, Ltd.	19,821,806	11,798,148
#*	FAR, Ltd.	9,270,970	771,184
#	Finbar Group, Ltd.	197,129	126,838
	Fleetwood Corp., Ltd. (6341855)	338,355	574,613
	FlexiGroup, Ltd.	1,850,936	2,561,268
#	G8 Education, Ltd.	1,866,565	2,697,017
#*	Galaxy Resources, Ltd.	2,797,281	5,030,697
#*	Galilee Energy, Ltd.	133,757	68,621

#*	Gascoyne Resources, Ltd.	428,415	$91,401
#	Gateway Lifestyle	1,805,353	2,923,698
#	GBST Holdings, Ltd.	178,479	243,865
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,523	3,417,435
#	Global Construction Services, Ltd.	268,763	135,939
#*	Gold Road Resources, Ltd.	1,704,482	838,126
	GR Engineering Services, Ltd.	55,230	56,287
	GrainCorp, Ltd., Class A	1,576,378	9,000,570
	Grange Resources, Ltd.	449,866	72,969
#	Greencross, Ltd.	442,187	1,354,804
*	Greenland Minerals, Ltd.	114,047	6,591
#	GUD Holdings, Ltd.	992,918	10,374,097
	GWA Group, Ltd.	2,071,266	4,670,585
#	Hansen Technologies, Ltd.	1,082,301	2,917,820
#	Harvey Norman Holdings, Ltd.	525,167	1,335,907
	Healthscope, Ltd.	5,420,705	8,223,106
#	Helloworld Travel, Ltd.	12,955	56,452
#*	Highfield Resources, Ltd.	160,730	72,007
*	Hills, Ltd.	353,244	46,607
*	Horizon Oil, Ltd.	714,889	77,876
#	HT&E, Ltd.	1,759,008	3,807,775
	IDP Education, Ltd.	472,874	3,519,995
	Iluka Resources, Ltd.	555,429	3,991,096
*	Imdex, Ltd.	2,130,372	1,831,342
#	IMF Bentham, Ltd.	1,457,378	3,188,413
*	Immutep, Ltd.	1,409,121	47,907
#*	ImpediMed, Ltd.	95,787	31,542
#	Independence Group NL	3,149,458	10,608,451
*	Infigen Energy	5,276,965	2,249,177
	Infomedia, Ltd.	2,750,806	2,601,217
#	Inghams Group, Ltd.	1,050,000	2,941,807
	Integral Diagnostics, Ltd.	21,509	42,731
#	Integrated Research, Ltd.	631,754	1,246,700
#	InvoCare, Ltd.	976,845	8,724,755
#	IOOF Holdings, Ltd.	2,370,244	13,938,673
#	IPH, Ltd.	915,513	3,984,292
#	IRESS, Ltd.	1,180,608	10,849,080
#	iSelect, Ltd.	96,851	48,981
	iSentia Group, Ltd.	1,014,066	241,904
	IVE Group, Ltd.	386,363	599,533
#	Japara Healthcare, Ltd.	1,707,905	1,709,431
#	JB Hi-Fi, Ltd.	963,999	17,530,437
	Jumbo Interactive, Ltd.	202,475	1,111,794
#	Jupiter Mines, Ltd.	344,616	84,643
	K&S Corp., Ltd.	274,800	297,362
#*	Karoon Gas Australia, Ltd.	1,703,069	1,366,445
*	Kingsgate Consolidated, Ltd.	1,797,365	279,396
*	Kingsrose Mining, Ltd.	248,996	10,615
#	Kogan.com, Ltd.	244,738	1,001,143
	Lifestyle Communities, Ltd.	68,573	298,193
	Link Administration Holdings, Ltd.	2,635,790	14,791,894
#	Lovisa Holdings, Ltd.	141,075	1,050,317
#*	Lynas Corp., Ltd.	3,810,778	4,390,604
	MACA, Ltd.	394,191	346,505
*	Macmahon Holdings, Ltd.	4,688,396	881,698
#	Magellan Financial Group, Ltd.	454,789	9,092,194
*	Mastermyne Group, Ltd.	33,023	36,492
	MaxiTRANS Industries, Ltd.	872,413	324,694
#*	Mayne Pharma Group, Ltd.	6,757,843	6,349,758

	McMillan Shakespeare, Ltd.	489,652	$6,044,957
	McPherson’s, Ltd.	470,863	537,672
	Medical Developments International, Ltd.	5,177	15,665
*	Medusa Mining, Ltd.	155,314	42,132
#*	Mesoblast, Ltd.	809,274	1,263,170
#	Metals X, Ltd.	2,181,447	930,101
#	Metcash, Ltd.	6,906,295	14,963,405
#	Michael Hill International, Ltd.	1,490,263	967,840
#	Michael Hill International, Ltd.	94,305	61,319
*	Millennium Minerals, Ltd.	1,115,956	181,837
*	Mincor Resources NL	766,120	210,533
	Mineral Resources, Ltd.	1,201,886	13,804,895
#*	MMA Offshore, Ltd.	4,749,942	840,911
#	MNF Group, Ltd.	194,514	680,729
	Moelis Australia, Ltd.	13,952	54,908
#	Monadelphous Group, Ltd.	813,595	9,451,239
#	Monash IVF Group, Ltd.	821,580	649,613
#	Money3 Corp., Ltd.	716,994	1,139,198
#	Mortgage Choice, Ltd.	793,228	778,480
#	Motorcycle Holdings, Ltd.	19,615	47,611
	Mount Gibson Iron, Ltd.	3,805,673	1,264,793
#	Myer Holdings, Ltd.	1,619,819	597,028
#	MYOB Group, Ltd.	2,841,173	6,199,942
#	MyState, Ltd.	489,642	1,710,582
	Navigator Global Investments, Ltd.	948,747	3,647,794
#	Navitas, Ltd.	1,792,167	5,788,632
#	Neometals, Ltd.	626,513	117,524
#*	NetComm Wireless, Ltd.	180,398	90,562
	New Hope Corp., Ltd.	403,721	1,152,771
*	NEXTDC, Ltd.	131,506	617,376
#	nib holdings, Ltd.	3,144,553	13,279,145
#	Nick Scali, Ltd.	294,167	1,369,705
#	Nine Entertainment Co. Holdings, Ltd.	4,317,723	7,037,582
	Noni B, Ltd.	4,694	11,844
	Northern Star Resources, Ltd.	3,932,691	23,610,075
*	NRW Holdings, Ltd.	2,092,790	3,157,885
#	Nufarm, Ltd.	1,720,608	8,333,067
#	OFX Group, Ltd.	1,608,073	2,651,705
*	OM Holdings, Ltd.	176,728	194,709
*	OneMarket, Ltd.	82,394	64,425
*	Onevue Holdings, Ltd.	695,244	371,653
	oOh!media, Ltd.	879,451	3,257,770
#*	Orocobre, Ltd.	187,160	570,868
	Orora, Ltd.	7,604,008	18,236,432
	OZ Minerals, Ltd.	2,454,206	16,544,151
	Pacific Current Group, Ltd.	181,267	849,187
	Pacific Energy, Ltd.	33,400	13,165
*	Pacific Niugini, Ltd.	523,848	66,313
	Pacific Smiles Group, Ltd.	256,946	294,234
#	Pact Group Holdings, Ltd.	1,052,092	2,827,931
*	Panoramic Resources, Ltd.	2,802,164	1,115,068
	Paragon Care, Ltd.	735,019	387,764
	Peet, Ltd.	771,699	655,484
	Pendal Group, Ltd.	1,460,581	9,275,423
#*	Peninsula Energy, Ltd.	268,623	52,416
#	Perpetual, Ltd.	362,456	11,152,461
#*	Perseus Mining, Ltd.	5,976,921	1,644,960
#*	Pilbara Minerals, Ltd.	907,535	589,358
	Pioneer Credit, Ltd.	169,906	406,408

#	Platinum Asset Management, Ltd.	1,628,064	$6,298,570
*	PMP, Ltd.	2,421,092	332,201
#*	Praemium, Ltd.	1,355,202	1,087,023
	Premier Investments, Ltd.	688,846	9,202,029
	Primary Health Care, Ltd.	3,214,850	7,065,300
	Prime Media Group, Ltd.	62,765	10,882
	Pro Medicus, Ltd.	221,288	1,992,134
	PWR Holdings, Ltd.	79,602	184,111
	QMS Media, Ltd.	353,013	262,818
#	Qube Holdings, Ltd.	4,471,985	8,820,353
#*	Quintis, Ltd.	2,130,129	103,843
*	Ramelius Resources, Ltd.	3,194,151	1,110,510
	RCR Tomlinson, Ltd.	1,950,768	1,515,669
	Reckon, Ltd.	446,073	274,159
#*	Red River Resources, Ltd.	454,268	67,198
	Reece, Ltd.	980,451	8,027,674
#	Regis Healthcare, Ltd.	1,432,437	2,991,416
	Regis Resources, Ltd.	3,360,008	9,039,629
	Reject Shop, Ltd. (The)	107,368	367,785
	Reliance Worldwide Corp., Ltd.	3,364,697	12,568,716
#	Resolute Mining, Ltd.	5,979,371	4,698,806
	Rhipe, Ltd.	43,656	37,527
#	Ridley Corp., Ltd.	1,743,473	1,921,323
*	RPMGlobal Holdings, Ltd.	52,065	25,605
	Ruralco Holdings, Ltd.	193,541	406,730
#	RXP Services, Ltd.	364,327	122,316
	Salmat, Ltd.	645,788	255,621
	Sandfire Resources NL	1,497,630	8,034,038
*	Saracen Mineral Holdings, Ltd.	7,278,821	9,819,124
	Scottish Pacific Group, Ltd.	38,112	118,877
#	SeaLink Travel Group, Ltd.	189,368	588,597
	Select Harvests, Ltd.	605,006	2,325,585
*	Senetas Corp., Ltd.	131,335	9,502
#*	Senex Energy, Ltd.	11,411,198	4,132,087
	Servcorp, Ltd.	343,996	992,989
#	Service Stream, Ltd.	2,120,468	2,758,140
	Seven Group Holdings, Ltd.	625,509	10,218,475
	Seven West Media, Ltd.	4,058,877	2,928,910
	SG Fleet Group, Ltd.	367,087	1,000,596
*	Sheffield Resources, Ltd.	113,995	93,575
	Shine Corporate, Ltd.	15,573	9,570
#	Shriro Holdings, Ltd.	148,697	112,230
#	Sigma Healthcare, Ltd.	3,411,098	1,552,612
#*	Silver Lake Resources, Ltd.	2,369,915	883,439
#	Sims Metal Management, Ltd.	1,382,214	12,633,879
	SmartGroup Corp., Ltd.	598,299	5,143,584
	Southern Cross Media Group, Ltd.	3,380,274	3,151,715
	Spark Infrastructure Group	10,964,852	17,761,958
*	Specialty Fashion Group, Ltd.	35,731	34,225
	SpeedCast International, Ltd.	2,040,350	5,907,396
	St Barbara, Ltd.	4,256,889	10,745,245
	Steadfast Group, Ltd.	5,154,181	10,605,148
*	Strike Energy, Ltd.	1,789,423	174,825
*	Sundance Energy Australia, Ltd.	29,378,950	1,722,413
	Sunland Group, Ltd.	1,211,896	1,383,169
#	Super Retail Group, Ltd.	1,318,324	8,448,562
#	Superloop, Ltd.	354,006	568,517
#*	Syrah Resources, Ltd.	2,135,330	3,547,780
#	Tassal Group, Ltd.	1,445,473	4,720,084

#	Technology One, Ltd.	1,842,499	$7,426,544
*	Terracom, Ltd.	66,775	34,500
#	Thorn Group, Ltd.	744,756	320,232
*	Tiger Resources, Ltd.	9,447,997	25,611
	Tribune Resources, Ltd.	3,093	12,544
*	Troy Resources, Ltd.	372,547	26,955
#	Villa World, Ltd.	849,012	1,283,136
#*	Village Roadshow, Ltd.	997,545	1,794,069
#*	Virgin Australia Holdings, Ltd.	11,378,469	1,806,720
	Virtus Health, Ltd.	531,780	2,150,779
	Vita Group, Ltd.	256,327	189,083
#*	Vocus Group, Ltd.	2,995,147	7,093,240
*	Watpac, Ltd.	760,701	376,558
	Webjet, Ltd.	807,424	9,000,350
	Webster, Ltd.	92,933	116,202
	Western Areas, Ltd.	1,937,453	3,724,705
#*	Westgold Resources, Ltd.	1,612,828	1,481,502
	WiseTech Global, Ltd.	83,790	1,335,862
	WorleyParsons, Ltd.	763,878	11,282,406
	WPP AUNZ, Ltd.	1,664,014	1,034,456
	Xenith IP Group, Ltd.	9,607	9,973
TOTAL AUSTRALIA			1,052,416,808

BERMUDA — (0.0%)
	Hoifu Energy Group, Ltd.	2,088,000	280,059

CAYMAN ISLANDS — (0.0%)
	On Time Logistics Holdings, Ltd.	104,000	34,674

CHINA — (0.1%)
*	GCL New Energy Holdings, Ltd.	864,000	30,984
	Strong Petrochemical Holdings, Ltd.	1,034,000	65,928
	Xinghua Port Holdings, Ltd.	2,042,750	298,758
	Yeebo International Holdings, Ltd.	2,204,000	390,661
TOTAL CHINA			786,331

HONG KONG — (25.9%)
	Aeon Credit Service Asia Co., Ltd.	752,000	696,043
	Aeon Stores Hong Kong Co., Ltd.	248,000	143,284
#	Agritrade Resources, Ltd.	26,080,000	5,697,179
	Alco Holdings, Ltd.	1,614,000	229,753
	Allan International Holdings	32,000	7,562
	Allied Group, Ltd.	661,200	3,824,175
#	Allied Properties HK, Ltd.	12,731,857	2,783,101
	Alltronics Holdings, Ltd.	2,500,600	471,575
	APAC Resources, Ltd.	2,270,888	378,030
#*	Applied Development Holdings, Ltd.	14,125,000	1,174,463
	APT Satellite Holdings, Ltd.	3,042,500	1,095,579
	Arts Optical International Hldgs, Ltd.	730,000	185,914
	Asia Financial Holdings, Ltd.	2,404,908	1,507,734
*	Asia Investment Finance Group, Ltd.	15,652,000	155,695
	Asia Pacific Silk Road Investment Co., Ltd.	2,200,000	25,293
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	729,837
	Asia Standard Hotel Group, Ltd.	33,801,654	1,597,078
#	Asia Standard International Group, Ltd.	13,270,917	2,737,140
	Asiasec Properties, Ltd.	1,394,000	748,845
	Associated International Hotels, Ltd.	952,000	2,789,052
*	Auto Italia Holdings	1,900,000	18,894

	Automated Systems Holdings, Ltd.	404,400	$55,374
*	BeijingWest Industries International, Ltd.	1,277,600	155,341
	Best Food Holding Co., Ltd.	996,000	142,428
*	Bison Finance Group, Ltd.	712,000	119,135
#	BOE Varitronix, Ltd.	3,046,293	1,012,145
*	Bonjour Holdings, Ltd.	14,578,600	429,876
	Bossini International Holdings, Ltd.	2,583,500	95,274
#	Bright Smart Securities & Commodities Group, Ltd.	7,004,000	1,457,810
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	361,139
#*	Brockman Mining, Ltd.	22,810,814	506,915
*	Burwill Holdings, Ltd.	35,754,960	911,661
	Cafe de Coral Holdings, Ltd.	3,206,000	7,324,439
*	Camsing International Holding, Ltd.	3,216,000	2,781,943
*	Cash Financial Services Group, Ltd.	2,934,000	31,970
*	CCT Land Holdings, Ltd.	18,640,000	23,811
*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	19,574
	Century City International Holdings, Ltd.	6,723,460	610,651
#	CGN Mining Co., Ltd.	4,855,000	223,025
*	Champion Technology Holdings, Ltd.	319,346	16,105
	Chen Hsong Holdings	1,212,000	355,558
	Cheuk Nang Holdings, Ltd.	679,350	409,962
	Chevalier International Holdings, Ltd.	820,989	1,180,423
*	China Baoli Technologies Holdings, Ltd.	1,147,500	86,557
*	China Best Group Holding, Ltd.	8,500,000	110,914
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	55,643
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	403,779
*	China Energy Development Holdings, Ltd.	56,266,000	833,653
	China Flavors & Fragrances Co., Ltd.	2,121,028	726,612
*	China Fortune Financial Group, Ltd.	6,570,000	88,822
#	China Goldjoy Group, Ltd.	18,756,000	1,077,991
#*	China LNG Group, Ltd.	7,534,001	1,115,164
*	China Ludao Technology Co., Ltd.	580,000	92,453
*	China Medical & HealthCare Group, Ltd.	43,506,800	1,412,046
	China Motor Bus Co., Ltd.	60,600	750,990
#*	China Shandong Hi-Speed Financial Group, Ltd.	9,144,000	287,850
#*	China Soft Power Technology Holdings, Ltd.	27,378,402	206,490
*	China Solar Energy Holdings, Ltd.	1,669,500	7,198
*	China Star Entertainment, Ltd.	8,950,000	601,664
#*	China Strategic Holdings, Ltd.	77,781,250	705,435
	China Ting Group Holdings, Ltd.	2,565,151	128,119
*	China Tonghai International Financial, Ltd.	1,300,000	125,554
	Chinese Estates Holdings, Ltd.	3,104,500	3,582,948
*	Chinlink International Holdings, Ltd.	909,800	99,909
	Chinney Investments, Ltd.	1,180,000	441,196
#	Chong Hing Bank, Ltd.	196,000	353,047
	Chow Sang Sang Holdings International, Ltd.	2,446,000	4,759,462
	CHTC Fong’s International Co., Ltd.	42,000	7,400
	Chuang’s China Investments, Ltd.	8,571,407	557,709
	Chuang’s Consortium International, Ltd.	7,399,043	1,538,614
	CITIC Telecom International Holdings, Ltd.	13,219,125	4,503,606
#	CK Life Sciences Intl Holdings, Inc.	23,450,000	1,443,659
*	CMMB Vision Holdings, Ltd.	9,204,000	125,770
	CNQC International Holdings, Ltd.	4,480,000	1,024,030
	CNT Group, Ltd.	8,303,264	382,265
#*	Common Splendor International Health Industry Group, Ltd.	15,118,000	1,553,214
*	Continental Holdings, Ltd.	450,000	6,438
#	Convenience Retail Asia, Ltd.	142,000	62,175
#*	Convoy Global Holdings, Ltd.	38,622,000	308,844
*	Cosmopolitan International Holdings, Ltd.	3,280,000	676,575

#	Cowell e Holdings, Inc.	5,092,000	$766,395
*	CP Lotus Corp.	11,880,000	161,309
*	Crocodile Garments	2,196,000	190,553
	Cross-Harbour Holdings, Ltd. (The)	1,526,645	2,535,158
	CSI Properties, Ltd.	47,046,383	2,130,977
*	CST Group, Ltd.	140,296,000	465,888
*	Culturecom Holdings, Ltd.	45,000	2,000
	CW Group Holdings, Ltd.	1,361,500	40,175
	Dah Sing Banking Group, Ltd.	4,055,516	8,143,096
	Dah Sing Financial Holdings, Ltd.	1,691,344	10,819,794
#	Dickson Concepts International, Ltd.	1,466,000	657,442
*	Digital Domain Holdings, Ltd.	34,370,000	469,502
*	Dingyi Group Investment, Ltd.	1,810,000	129,311
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	21,571
	Dynamic Holdings, Ltd.	70,000	56,252
	Eagle Nice International Holdings, Ltd.	2,154,000	887,778
	EcoGreen International Group, Ltd.	1,994,640	433,908
*	eForce Holdings, Ltd.	8,360,000	181,528
*	Elegance Optical International Holdings, Ltd.	740,000	72,505
	Emperor Capital Group, Ltd.	31,527,000	1,592,944
	Emperor Entertainment Hotel, Ltd.	5,040,000	965,137
#	Emperor International Holdings, Ltd.	9,980,753	2,633,501
	Emperor Watch & Jewellery, Ltd.	30,690,000	1,189,600
#	Enerchina Holdings, Ltd.	15,239,400	806,457
*	Energy International Investments Holdings, Ltd.	680,000	21,324
*	ENM Holdings, Ltd.	16,604,000	1,675,601
#*	Esprit Holdings, Ltd.	17,804,650	4,275,775
*	Eternity Investment, Ltd.	830,000	18,601
	Fairwood Holdings, Ltd.	877,100	3,067,637
	Far East Consortium International, Ltd.	10,737,463	5,706,170
*	Far East Holdings International, Ltd.	1,911,000	119,872
#*	FIH Mobile, Ltd.	27,591,000	3,159,444
	First Pacific Co., Ltd.	13,746,000	6,777,662
*	First Shanghai Investments, Ltd.	6,944,000	420,996
	Fountain SET Holdings, Ltd.	6,298,000	853,223
	Four Seas Mercantile Holdings, Ltd.	610,000	271,322
*	Freeman FinTech Corp., Ltd.	181,300,000	1,829,779
#	Future Bright Holdings, Ltd.	3,288,000	373,203
*	Future World Financial Holdings, Ltd.	205,723	2,284
	Genting Hong Kong, Ltd.	71,000	10,345
	Get Nice Financial Group, Ltd.	2,382,600	264,631
	Get Nice Holdings, Ltd.	52,758,000	1,677,647
	Giordano International, Ltd.	13,596,000	6,816,700
#*	Global Brands Group Holding, Ltd.	69,204,000	3,613,511
	Glorious Sun Enterprises, Ltd.	4,328,000	481,930
	Gold Peak Industries Holdings, Ltd.	3,029,642	312,248
	Golden Resources Development International, Ltd.	3,330,500	210,723
#*	Gold-Finance Holdings, Ltd.	9,780,000	2,225,698
#*	Good Resources Holdings, Ltd.	9,720,000	237,182
#	Goodbaby International Holdings, Ltd.	6,270,000	2,508,493
*	GR Properties, Ltd.	2,204,000	226,451
	Great Eagle Holdings, Ltd.	728,248	3,637,560
*	Greenheart Group, Ltd.	1,069,400	99,388
*	Greentech Technology International, Ltd.	6,240,000	64,972
*	G-Resources Group, Ltd.	227,094,600	1,915,510
	Guangnan Holdings, Ltd.	2,363,600	270,125
#	Guotai Junan International Holdings, Ltd.	35,910,797	6,276,815
#	Haitong International Securities Group, Ltd.	20,373,067	7,121,916
	Hang Lung Group, Ltd.	123,000	327,588

	Hanison Construction Holdings, Ltd.	2,405,649	$442,402
*	Hao Tian Development Group, Ltd.	19,412,400	648,784
	Harbour Centre Development, Ltd.	935,500	1,772,859
	High Fashion International, Ltd.	250,000	62,523
*	HJ Capital International Holdings Co., Ltd.	1,900,000	17,448
	HKBN, Ltd.	6,627,000	11,352,151
*	HKBridge Financial Holdings, Ltd.	103,000	13,146
	HKR International, Ltd.	7,166,969	3,468,403
	Hon Kwok Land Investment Co., Ltd.	388,800	194,670
#	Hong Kong Aircraft Engineering Co., Ltd.	157,200	1,401,770
	Hong Kong Ferry Holdings Co., Ltd.	866,300	957,233
*	Hong Kong Finance Investment Holding Group, Ltd.	4,572,000	615,345
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,892,000	667,992
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	110,149
#*	Hong Kong Television Network, Ltd.	4,782,751	1,538,181
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,622,845	5,074,099
	Hongkong Chinese, Ltd.	5,038,000	672,577
	Honma Golf, Ltd.	1,028,500	957,634
	Hop Hing Group Holdings, Ltd.	13,596,000	298,103
	Hopewell Holdings, Ltd.	3,604,500	11,863,871
#*	Hsin Chong Group Holdings, Ltd.	10,323,403	86,508
#	Huarong International Financial Holdings, Ltd.	732,000	74,345
#*	Huarong Investment Stock Corp., Ltd.	1,050,000	51,667
*	Huisheng International Holdings, Ltd.	1,948,000	46,378
	Hung Hing Printing Group, Ltd.	3,040,000	481,260
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,462,000	5,712,166
*	I-CABLE Communications, Ltd.	3,210,000	72,415
	IGG, Inc.	12,806,000	15,931,411
*	Imagi International Holdings, Ltd.	2,590,300	560,863
	International Housewares Retail Co., Ltd.	1,459,000	352,060
	IPE Group, Ltd.	3,345,000	478,104
#*	IRC, Ltd.	29,662,266	376,567
	IT, Ltd.	5,092,532	2,720,776
#	ITC Properties Group, Ltd.	6,258,372	1,877,115
	Jacobson Pharma Corp., Ltd.	1,992,000	469,481
	Johnson Electric Holdings, Ltd.	2,731,250	7,712,120
	Kader Holdings Co., Ltd.	788,000	101,649
	Kam Hing International Holdings, Ltd.	1,830,000	168,081
	Karrie International Holdings, Ltd.	2,278,000	293,065
#	Keck Seng Investments	912,600	746,525
	Kerry Logistics Network, Ltd.	3,255,000	5,438,849
	Kin Yat Holdings, Ltd.	242,000	49,338
	Kingmaker Footwear Holdings, Ltd.	2,248,955	539,361
	Kingston Financial Group, Ltd.	10,000	2,677
*	KK Culture Holdings, Ltd.	120,000	30,001
	Kowloon Development Co., Ltd.	2,982,000	3,205,505
*	Kwan On Holdings, Ltd.	2,340,000	194,639
	Kwoon Chung Bus Holdings, Ltd.	44,000	23,149
	Lai Sun Development Co., Ltd.	2,025,910	2,916,836
	Lai Sun Garment International, Ltd.	673,055	866,505
	Lam Soon Hong Kong, Ltd.	302,310	494,373
*	Landing International Development, Ltd.	2,796,400	903,636
	Landsea Green Group Co., Ltd.	2,788,000	338,496
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,152,000	424,964
#*	LEAP Holdings Group, Ltd.	5,160,000	441,921
	Lifestyle International Holdings, Ltd.	2,741,000	5,375,199
	Lippo China Resources, Ltd.	20,922,000	571,061
	Lippo, Ltd.	1,161,700	408,633

	Liu Chong Hing Investment, Ltd.	1,387,200	$2,087,501
	L’Occitane International SA	2,025,250	3,632,981
*	LT Commercial Real Estate, Ltd.	40,000	35,145
	Luk Fook Holdings International, Ltd.	3,976,000	13,834,603
	Luks Group Vietnam Holdings Co., Ltd.	514,913	151,607
	Lung Kee Bermuda Holdings	1,609,875	741,438
#	Macau Legend Development, Ltd.	18,092,000	3,279,225
	Magnificent Hotel Investment, Ltd.	13,170,000	343,317
*	Magnus Concordia Group, Ltd.	8,740,000	257,954
*	Man Sang International, Ltd.	132,000	8,057
#	Man Wah Holdings, Ltd.	17,870,800	10,698,008
#*	Mason Group Holdings, Ltd.	86,653,399	1,576,074
*	Master Glory Group, Ltd.	394,860	1,009
#*	Master Glory Group, Ltd.	50,100,592	128,203
	Matrix Holdings, Ltd.	1,067,414	319,249
*	Maxnerva Technology Services, Ltd.	982,000	113,001
*	Mei Ah Entertainment Group, Ltd.	1,080,000	35,118
	Meilleure Health International Industry Group, Ltd.	2,118,000	112,015
	Melbourne Enterprises, Ltd.	39,500	993,990
#	Microport Scientific Corp.	3,759,000	4,971,488
	Midland Holdings, Ltd.	5,254,000	1,409,623
*	Midland IC&I, Ltd.	2,223,375	82,339
	Ming Fai International Holdings, Ltd.	2,148,000	274,168
#	Miramar Hotel & Investment	1,081,000	2,032,561
	Modern Dental Group, Ltd.	2,336,000	421,695
*	Mongolian Mining Corp.	19,677,500	406,561
	Morris Holdings, Ltd.	1,392,000	213,400
	NagaCorp., Ltd.	10,512,000	10,996,576
	Nameson Holdings, Ltd.	7,966,000	1,070,851
#	Nanfang Communication Holdings, Ltd.	584,000	410,971
	Nanyang Holdings, Ltd.	133,500	943,240
	National Electronics Hldgs.	2,668,600	387,200
*	National United Resources Holdings, Ltd.	18,280,000	62,114
*	Neo-Neon Holdings, Ltd.	2,337,500	198,633
*	New Century Group Hong Kong, Ltd.	13,351,464	217,780
*	NEW Concepts Holdings, Ltd.	1,012,000	451,165
*	New Sports Group, Ltd.	2,566,000	159,812
*	New Times Energy Corp., Ltd.	10,056,600	169,347
#*	NewOcean Energy Holdings, Ltd.	10,212,000	3,151,229
*	Newtree Group Holdings, Ltd.	9,900,000	693,638
*	Nimble Holdings Co., Ltd.	1,002,000	126,372
*	OCI International Holdings, Ltd.	56,000	10,090
#	OP Financial, Ltd.	8,200,000	2,866,390
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	432,578
	Oriental Watch Holdings	3,224,800	748,675
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,025
	Pacific Basin Shipping, Ltd.	35,211,000	8,381,220
	Pacific Textiles Holdings, Ltd.	8,287,000	7,063,226
	Pak Fah Yeow International, Ltd.	5,000	2,055
	Paliburg Holdings, Ltd.	3,180,830	1,250,718
#*	Paradise Entertainment, Ltd.	3,652,000	396,363
	PC Partner Group, Ltd.	2,508,000	1,230,998
*	Pearl Oriental Oil, Ltd.	6,553,973	74,245
	Pegasus International Holdings, Ltd.	172,000	20,577
	Perfect Shape Beauty Technology, Ltd.	4,076,000	1,010,521
#	Pico Far East Holdings, Ltd.	5,886,000	2,319,515
*	Pine Technology Holdings, Ltd.	326,000	25,475
	Playmates Holdings, Ltd.	7,082,000	922,366
	Playmates Toys, Ltd.	6,328,000	558,389

	Plover Bay Technologies, Ltd.	2,192,000	$303,527
#	Pokfulam Development Co.	234,000	532,777
	Polytec Asset Holdings, Ltd.	11,973,526	1,146,899
*	PT International Development Co., Ltd.	4,365,150	262,744
	Public Financial Holdings, Ltd.	3,166,000	1,321,622
*	PuraPharm Corp., Ltd.	42,000	12,933
*	PYI Corp., Ltd.	29,673,973	499,818
	Qianhai Health Holdings, Ltd.	107,749	6,125
*	Quali-Smart Holdings, Ltd.	152,000	11,449
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	6,850,000	385,735
#*	Realord Group Holdings, Ltd.	3,664,000	2,031,217
	Regal Hotels International Holdings, Ltd.	2,937,800	1,610,529
*	Regent Pacific Group, Ltd.	10,120,000	373,319
#	Regina Miracle International Holdings, Ltd.	2,165,000	1,450,135
	Sa Sa International Holdings, Ltd.	15,314,429	8,485,839
	Safety Godown Co., Ltd.	400,000	711,061
	SAS Dragon Holdings, Ltd.	2,182,000	681,197
#	SEA Holdings, Ltd.	1,669,523	2,272,616
#	Shenwan Hongyuan HK, Ltd.	4,291,250	992,210
*	Shougang Concord Grand Group, Ltd.	47,000	829
	Shun Ho Property Investments, Ltd.	1,254,757	439,528
	Shun Tak Holdings, Ltd.	13,739,419	4,791,041
#*	Shunten International Holdings, Ltd.	12,852,000	420,300
#*	Silver Base Group Holdings, Ltd.	6,728,515	463,179
*	Sincere Watch Hong Kong, Ltd.	4,450,000	54,764
	Sing Tao News Corp., Ltd.	1,974,000	231,135
	Singamas Container Holdings, Ltd.	12,870,000	1,919,244
	SIS International Holdings	34,000	18,110
	SITC International Holdings Co., Ltd.	4,210,000	3,402,653
#	Sitoy Group Holdings, Ltd.	2,487,000	747,763
*	Sky Light Holdings, Ltd.	721,000	57,278
	SmarTone Telecommunications Holdings, Ltd.	4,228,481	5,631,540
*	SOCAM Development, Ltd.	1,514,170	410,966
#*	Solartech International Holdings, Ltd.	19,120,000	2,328,137
*	Solomon Systech International, Ltd.	11,998,000	382,121
	Soundwill Holdings, Ltd.	645,500	928,847
*	South China Financial Holdings, Ltd.	21,850,000	70,055
*	South China Holdings Co., Ltd.	17,774,502	463,887
*	South Shore Holdings, Ltd.	156,750	12,828
	Stella International Holdings, Ltd.	2,204,000	1,960,124
	Stelux Holdings International, Ltd.	1,993,400	74,756
*	Success Universe Group, Ltd.	6,716,000	234,987
#*	Summit Ascent Holdings, Ltd.	8,864,000	892,165
	Sun Hing Vision Group Holdings, Ltd.	358,000	116,723
	Sun Hung Kai & Co., Ltd.	5,302,429	2,711,352
#	SUNeVision Holdings, Ltd.	1,066,000	718,716
	Sunwah Kingsway Capital Holdings, Ltd.	9,162,500	85,578
*	Synergy Group Holdings International, Ltd.	652,000	108,540
	TAI Cheung Holdings, Ltd.	2,176,000	2,220,986
	Tai Sang Land Development, Ltd.	781,910	507,678
#	Tai United Holdings, Ltd.	670,000	35,085
*	Talent Property Group, Ltd.	14,355,000	128,778
#	Tan Chong International, Ltd.	1,176,000	391,989
#	Tao Heung Holdings, Ltd.	1,468,000	258,793
	Television Broadcasts, Ltd.	2,821,900	8,015,438
*	Termbray Industries International Holdings, Ltd.	2,304,900	121,941
	Tern Properties Co., Ltd.	51,200	26,331
#	Texwinca Holdings, Ltd.	7,124,000	2,808,400
*	TFG International Group, Ltd.	1,376,000	39,513

*	Theme International Holdings, Ltd.	3,620,000	$75,009
#	Tian Teck Land, Ltd.	1,024,000	1,166,103
	TK Group Holdings, Ltd.	1,120,000	686,767
*	TOM Group, Ltd.	1,154,000	289,276
#*	Town Health International Medical Group, Ltd.	6,692,000	110,617
	Tradelink Electronic Commerce, Ltd.	5,738,000	877,867
	Transport International Holdings, Ltd.	1,455,464	3,812,605
*	Trinity, Ltd.	8,046,000	451,044
*	TSC Group Holdings, Ltd.	3,163,000	253,621
	Tsui Wah Holdings, Ltd.	4,630,000	490,154
	Union Medical Healthcare, Ltd.	1,850,097	1,131,349
#	United Laboratories International Holdings, Ltd. (The)	7,572,000	6,691,024
*	Universal Technologies Holdings, Ltd.	7,410,000	216,350
*	Universe International Financial Holdings, Ltd.	405,000	39,509
*	Up Energy Development Group, Ltd.	3,929,000	12,146
	Upbest Group, Ltd.	72,000	9,733
*	Value Convergence Holdings, Ltd.	8,372,000	792,709
	Value Partners Group, Ltd.	8,027,000	6,386,634
	Vanke Property Overseas, Ltd.	49,000	29,201
	Vantage International Holdings, Ltd.	3,160,000	266,904
	Vedan International Holdings, Ltd.	3,576,000	352,798
	Victory City International Holdings, Ltd.	37,535,660	570,010
	Vitasoy International Holdings, Ltd.	5,237,000	17,859,268
#	VPower Group International Holdings, Ltd.	1,330,000	527,646
#	VSTECS Holdings, Ltd.	7,347,600	3,788,512
	VTech Holdings, Ltd.	1,282,800	14,806,801
	Wai Kee Holdings, Ltd.	7,558,738	3,746,910
*	Wan Kei Group Holdings, Ltd.	730,000	74,635
	Wang On Group, Ltd.	38,320,000	453,740
#*	We Solutions, Ltd.	8,956,000	1,143,072
	Win Hanverky Holdings, Ltd.	2,938,000	240,051
*	Winfull Group Holdings, Ltd.	9,512,000	164,502
#	Wing On Co. International, Ltd.	759,000	2,674,548
	Wing Tai Properties, Ltd.	2,165,331	1,608,187
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	247,131
	Wong’s International Holdings, Ltd.	579,641	220,939
	Wong’s Kong King International	32,000	4,373
	Yangtzekiang Garment, Ltd.	500,500	195,031
#*	Yat Sing Holdings, Ltd.	1,385,000	30,737
	Yau Lee Holdings, Ltd.	388,000	67,414
	YGM Trading, Ltd.	447,000	393,748
	YT Realty Group, Ltd.	749,000	227,741
	YTO Express Holdings, Ltd.	40,000	13,299
	Yugang International, Ltd.	91,398,000	2,369,365
#*	Yunfeng Financial Group, Ltd.	360,000	183,937
*	ZH International Holdings, Ltd.	280,000	8,348
TOTAL HONG KONG			518,022,605

NETHERLANDS — (0.4%)
	Bund Center Investment, Ltd.	659,825	301,956
	Civmec, Ltd.	162,700	60,523
	Del Monte Pacific, Ltd.	2,449,764	316,180
	Delong Holdings, Ltd.	148,300	753,021
	DMX Technologies Group, Ltd.	2,096,000	30,261
#	Hong Fok Corp., Ltd.	3,531,394	1,796,352
#	Mandarin Oriental International, Ltd.	1,308,800	2,682,535
#	Memtech International, Ltd.	214,100	149,434
*	Nam Cheong, Ltd.	6,557,040	62,355
#*	Sino Grandness Food Industry Group, Ltd.	4,412,635	645,241

	Valuetronics Holdings, Ltd.	3,288,550	$1,706,476
	Zhongmin Baihui Retail Group, Ltd.	26,900	13,282
TOTAL NETHERLANDS			8,517,616

NEW ZEALAND — (5.4%)
*	a2 Milk Co., Ltd.	37,912	282,801
	Abano Healthcare Group, Ltd.	44,267	249,450
	Air New Zealand, Ltd.	556,408	1,140,011
#	Arvida Group, Ltd.	488,784	437,666
	Briscoe Group, Ltd.	2,235	5,346
#	CBL Corp., Ltd.	52,334	41,239
#	Chorus, Ltd.	2,722,302	8,768,340
	Colonial Motor Co., Ltd. (The)	144,588	814,135
	Comvita, Ltd.	22,618	95,737
#	EBOS Group, Ltd.	449,499	6,691,002
	Evolve Education Group, Ltd.	36,611	11,913
	Freightways, Ltd.	964,970	5,004,335
	Genesis Energy, Ltd.	1,939,221	3,321,662
	Gentrack Group, Ltd.	79,007	374,532
	Hallenstein Glasson Holdings, Ltd.	296,323	1,149,605
#	Heartland Bank, Ltd.	1,432,961	1,642,872
	Infratil, Ltd.	3,724,925	8,800,170
#	Investore Property, Ltd.	132,085	135,100
#	Kathmandu Holdings, Ltd.	784,100	1,720,176
	Mainfreight, Ltd.	511,030	10,231,369
	Methven, Ltd.	96,877	74,502
	Metlifecare, Ltd.	834,435	3,593,476
#	Metro Performance Glass, Ltd.	76,447	42,072
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	835,536
	NEW Zealand King Salmon Investments, Ltd.	6,190	11,036
	New Zealand Refining Co., Ltd. (The)	718,881	1,224,902
	NZME, Ltd.	16,366	7,240
	NZME, Ltd.	945,851	424,011
	NZX, Ltd.	1,071,454	781,310
	Oceania Healthcare, Ltd.	140,663	112,797
*	Pacific Edge, Ltd.	442,720	93,712
#	PGG Wrightson, Ltd.	1,130,027	457,099
	Port of Tauranga, Ltd.	955,449	3,309,902
*	Pushpay Holdings, Ltd.	499,242	1,345,444
#	Restaurant Brands New Zealand, Ltd.	819,276	4,246,026
*	Rubicon, Ltd.	1,442,620	249,021
	Sanford, Ltd.	388,865	2,056,058
	Scales Corp., Ltd.	282,548	935,599
	Scott Technology, Ltd.	45,734	92,824
*	Serko, Ltd.	12,056	27,137
#	Skellerup Holdings, Ltd.	739,935	1,050,063
	SKY Network Television, Ltd.	230,695	335,946
	SKYCITY Entertainment Group, Ltd.	4,690,050	12,462,071
#	Steel & Tube Holdings, Ltd.	406,585	342,029
	Summerset Group Holdings, Ltd.	1,165,502	6,032,480
*	Synlait Milk, Ltd.	284,409	2,045,828
#	Tegel Group Holdings, Ltd.	202,323	164,853
	Tilt Renewables, Ltd.	87,581	135,648
	Tourism Holdings, Ltd.	522,907	1,989,774
#*	TOWER, Ltd.	2,065,565	1,109,197
#	Trade Me Group, Ltd.	2,119,118	7,323,380
#	Trustpower, Ltd.	209,581	865,488
	Turners Automotive Group, Ltd.	20,282	39,655
#	Vector, Ltd.	1,182,248	2,705,300

#	Vista Group International, Ltd.	142,186	$364,766
#	Warehouse Group, Ltd. (The)	303,126	413,846
TOTAL NEW ZEALAND			108,217,489

SINGAPORE — (9.7%)
*	Abterra, Ltd.	230,320	6,655
	Accordia Golf Trust	4,016,300	1,601,006
#	AEM Holdings, Ltd.	2,072,100	1,152,447
	Amara Holdings, Ltd.	974,800	324,438
#	Ascendas India Trust	3,404,900	2,715,900
*	ASL Marine Holdings, Ltd.	148,950	9,626
	Avarga, Ltd.	3,076,900	450,339
*	Baker Technology, Ltd.	289,580	113,226
#	Banyan Tree Holdings, Ltd.	1,145,200	439,850
#	Best World International, Ltd.	3,657,250	3,931,593
#	Bonvests Holdings, Ltd.	950,000	904,331
	Boustead Projects, Ltd.	497,612	313,009
	Boustead Singapore, Ltd.	1,898,536	1,104,835
#	BreadTalk Group, Ltd.	2,058,300	1,520,787
#	Bukit Sembawang Estates, Ltd.	1,192,003	5,036,173
#	Centurion Corp., Ltd.	1,342,000	431,026
#	China Aviation Oil Singapore Corp., Ltd.	2,654,599	2,970,458
	China Sunsine Chemical Holdings, Ltd.	1,857,700	1,426,380
#	Chip Eng Seng Corp., Ltd.	3,729,600	2,277,570
	Chuan Hup Holdings, Ltd.	3,853,500	957,835
#	CITIC Envirotech, Ltd.	1,618,100	650,858
#*	Cityneon Holdings, Ltd.	666,000	604,037
	ComfortDelGro Corp., Ltd.	1,495,400	2,657,686
#*	COSCO Shipping International Singapore Co., Ltd.	8,120,500	2,462,928
#*	Creative Technology, Ltd.	483,450	2,219,645
#	CSE Global, Ltd.	4,077,500	1,490,870
	Delfi, Ltd.	788,500	646,734
	Duty Free International, Ltd.	720,700	105,328
*	Dyna-Mac Holdings, Ltd.	2,007,300	173,268
	Elec & Eltek International Co., Ltd.	163,500	220,310
	EnGro Corp., Ltd.	238,500	155,207
#*	Ezion Holdings, Ltd.	37,496,778	2,027,193
#*	Ezra Holdings, Ltd.	12,922,168	98,127
	Far East Orchard, Ltd.	1,168,203	1,127,987
#	First Resources, Ltd.	5,034,100	6,184,278
	First Sponsor Group, Ltd.	484,728	457,569
#	Food Empire Holdings, Ltd.	1,418,200	591,090
#*	Fragrance Group, Ltd.	6,077,000	636,168
	Fraser and Neave, Ltd.	8,000	11,232
#	Frencken Group, Ltd.	1,066,300	331,010
	Fu Yu Corp., Ltd.	2,542,400	325,503
*	Gallant Venture, Ltd.	4,992,500	455,586
#	Geo Energy Resources, Ltd.	4,030,900	677,503
	GK Goh Holdings, Ltd.	1,484,065	1,031,304
	GL, Ltd.	3,431,500	1,882,439
#	Golden Agri-Resources, Ltd.	29,422,000	5,374,150
#	Golden Energy & Resources, Ltd.	603,700	112,614
	GP Industries, Ltd.	2,567,609	1,322,657
#	GuocoLand, Ltd.	1,624,414	2,248,387
#	Halcyon Agri Corp., Ltd.	1,718,048	634,666
#	Hanwell Holdings, Ltd.	1,888,219	303,981
	Haw Par Corp., Ltd.	221,400	2,187,061
#	Health Management International, Ltd.	1,746,730	741,469
#	Hiap Hoe, Ltd.	498,000	317,253

#	Hi-P International, Ltd.	1,451,800	$1,071,800
	Ho Bee Land, Ltd.	1,623,600	3,026,972
*	Hong Leong Asia, Ltd.	915,000	374,742
	Hong Leong Finance, Ltd.	584,100	1,097,202
	Hotel Grand Central, Ltd.	1,626,983	1,642,048
	Hour Glass, Ltd. (The)	1,814,832	882,466
	Hutchison Port Holdings Trust	13,641,000	3,407,849
	Hwa Hong Corp., Ltd.	2,123,500	488,788
#*	Hyflux, Ltd.	3,707,700	37,078
	iFAST Corp., Ltd.	886,000	771,133
#	Indofood Agri Resources, Ltd.	3,498,500	483,643
	Isetan Singapore, Ltd.	119,000	307,282
#	Japfa, Ltd.	3,954,200	1,894,490
#	k1 Ventures, Ltd.	1,005,220	72,061
#	Keppel Infrastructure Trust	12,259,032	4,438,199
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,862,901
	Koh Brothers Group, Ltd.	1,432,000	260,022
#	KSH Holdings, Ltd.	1,278,300	546,767
#	Lian Beng Group, Ltd.	2,611,200	993,190
	Low Keng Huat Singapore, Ltd.	912,900	369,052
	Lum Chang Holdings, Ltd.	1,094,030	280,152
#	M1, Ltd.	3,171,100	4,894,044
*	Marco Polo Marine, Ltd.	3,322,500	68,049
	Metro Holdings, Ltd.	2,860,392	2,322,752
	Mewah International, Inc.	89,000	16,946
	Micro-Mechanics Holdings, Ltd.	300	399
#*	Midas Holdings, Ltd.	9,643,353	507,898
#*	mm2 Asia, Ltd.	2,558,800	720,683
	Nera Telecommunications, Ltd.	1,143,400	250,791
	New Toyo International Holdings, Ltd.	1,510,700	266,264
#	NSL, Ltd.	409,900	350,734
#	OUE, Ltd.	2,153,700	2,410,205
#	Oxley Holdings, Ltd.	6,958,356	1,702,561
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	223,704
	Pan-United Corp., Ltd.	2,435,750	534,497
#	Penguin International, Ltd.	446,032	107,646
	Perennial Real Estate Holdings, Ltd.	167,100	95,330
#	Q&M Dental Group Singapore, Ltd.	2,269,300	846,594
	QAF, Ltd.	1,526,980	837,621
#*	Raffles Education Corp., Ltd.	5,429,723	607,463
#	Raffles Medical Group, Ltd.	6,967,256	5,759,493
	RHT Health Trust	3,131,500	1,695,912
	Riverstone Holdings, Ltd.	1,274,700	1,100,061
#	Roxy-Pacific Holdings, Ltd.	505,740	146,048
	SBS Transit, Ltd.	926,200	1,754,733
#	Sembcorp Marine, Ltd.	2,913,100	4,347,902
	Sheng Siong Group, Ltd.	5,336,200	4,370,020
	SHS Holdings, Ltd.	2,304,100	361,857
	SIA Engineering Co., Ltd.	1,101,700	2,377,359
#	SIIC Environment Holdings, Ltd.	4,929,320	1,026,797
#	Sinarmas Land, Ltd.	6,897,100	1,562,709
#	Sing Holdings, Ltd.	1,623,100	473,408
	Sing Investments & Finance, Ltd.	324,075	355,208
	Singapore Post, Ltd.	11,582,300	9,570,815
	Singapore Press Holdings, Ltd.	6,098,100	12,804,324
	Singapore Reinsurance Corp., Ltd.	1,514,530	348,767
	Singapore Shipping Corp., Ltd.	1,640,700	330,005
	Singapura Finance, Ltd.	314,124	220,384
	Stamford Land Corp., Ltd.	3,297,700	1,218,302

	StarHub, Ltd.	5,848,900	$7,998,705
	Straco Corp., Ltd.	130,000	69,427
#	Sunningdale Tech, Ltd.	1,117,560	1,225,422
*	SunVic Chemical Holdings, Ltd.	841,445	14,359
#*	Swiber Holdings, Ltd.	2,895,250	43,205
#*	Thomson Medical Group, Ltd.	4,294,500	238,674
#	Tuan Sing Holdings, Ltd.	4,945,366	1,407,992
#	UMS Holdings, Ltd.	4,783,675	2,622,257
	United Engineers, Ltd.	3,318,328	6,433,189
	United Industrial Corp., Ltd.	155,269	339,747
#	United Overseas Insurance, Ltd.	181,850	858,133
	UOB-Kay Hian Holdings, Ltd.	2,086,021	1,924,042
	Vibrant Group, Ltd.	2,058,620	263,572
	Vicom, Ltd.	119,500	532,777
	Wee Hur Holdings, Ltd.	2,769,000	454,559
	Wheelock Properties Singapore, Ltd.	2,220,800	3,428,991
	Wing Tai Holdings, Ltd.	3,932,167	5,609,708
	Yeo Hiap Seng, Ltd.	223,731	165,253
*	Yongnam Holdings, Ltd.	2,917,700	424,487
TOTAL SINGAPORE			193,104,203
TOTAL COMMON STOCKS			1,881,379,785

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Harvey Norman Holdings, Ltd. Rights 10/15/18	25,362	14,666
*	Nufarm Ltd. Rights 10/17/18	271,675	0
TOTAL AUSTRALIA			14,666

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	Hong Leong Asia, Ltd. Rights 10/19/18	915,000	13,387
TOTAL SINGAPORE			13,387

TOTAL RIGHTS/WARRANTS			28,053
TOTAL INVESTMENT SECURITIES			1,881,407,838

			Value †
SECURITIES LENDING COLLATERAL — (5.9%)
@§	DFA Short Term Investment Fund	10,223,508	118,296,217

TOTAL INVESTMENTS — (100.0%)
(Cost $1,923,610,512) ^^			$1,999,704,055

Summary of the Series’ investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,052,416,808	—	$1,052,416,808
Bermuda	$280,059	—	—	280,059
Cayman Islands	34,674	—	—	34,674
China	—	786,331	—	786,331
Hong Kong	56,238	517,966,367	—	518,022,605

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$75,637	$8,441,979	—	$8,517,616
New Zealand	—	108,217,489	—	108,217,489
Singapore	307,282	192,796,921	—	193,104,203
Rights/Warrants
Australia	—	14,666	—	14,666
Singapore	—	13,387	—	13,387
Securities Lending Collateral	—	118,296,217	—	118,296,217
TOTAL	$753,890	$1,998,950,165	—	$1,999,704,055

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

		Shares	Value »
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (6.7%)
	4imprint Group P.L.C.	111,489	$2,899,783
	Ascential P.L.C.	21,340	116,274
	Auto Trader Group P.L.C.	6,021,823	35,030,436
	Bloomsbury Publishing P.L.C.	311,604	901,959
	Centaur Media P.L.C.	537,905	270,209
	Cineworld Group P.L.C.	6,296,220	25,870,606
	Daily Mail & General Trust P.L.C.	1,699,883	15,537,344
	Entertainment One, Ltd.	2,113,757	11,382,179
	Euromoney Institutional Investor P.L.C.	274,731	4,807,651
*	Future P.L.C.	65,382	410,139
	Huntsworth P.L.C.	1,160,709	1,738,191
	Informa P.L.C.	1,975,194	19,618,631
	Inmarsat P.L.C.	2,371,810	15,439,901
	ITE Group P.L.C.	4,213,323	3,936,906
	KCOM Group P.L.C.	3,365,144	4,112,839
	Reach P.L.C.	1,804,827	1,583,218
	RIGHTMOVE P.L.C.	1,904,736	11,689,286
	St. Ives P.L.C.	910,137	1,220,260
	STV Group P.L.C.	4,868	24,722
#	TalkTalk Telecom Group P.L.C.	2,959,898	4,751,402
	Tarsus Group P.L.C.	244,568	904,736
TOTAL COMMUNICATION SERVICES			162,246,672

CONSUMER DISCRETIONARY — (20.0%)
	888 Holdings P.L.C.	1,602,285	4,159,882
	AA P.L.C.	3,294,472	4,161,988
	B&M European Value Retail SA	4,867,904	24,533,272
#	BCA Marketplace plc	149,425	397,319
	Bellway P.L.C.	802,539	31,497,160
	Bovis Homes Group P.L.C.	1,085,476	15,152,378
#	Card Factory P.L.C.	1,331,635	3,437,106
*	Carpetright P.L.C.	406,341	115,004
	Connect Group P.L.C.	1,312,384	554,826
	Countryside Properties P.L.C.	1,711,158	7,715,582
	Crest Nicholson Holdings P.L.C.	1,717,353	7,832,223
#	Debenhams P.L.C.	6,862,458	872,378
	DFS Furniture P.L.C.	929,027	2,610,729
	Dignity P.L.C.	313,075	4,144,631
	Dixons Carphone P.L.C.	5,013,241	11,051,426
	Domino’s Pizza Group P.L.C.	2,811,160	10,236,582
	Dunelm Group P.L.C.	506,904	3,605,649
*	EI Group P.L.C.	3,386,550	7,313,373
*	Findel P.L.C.	246,067	899,694
	Fuller Smith & Turner P.L.C., Class A	140,561	1,734,476
*	GAME Digital P.L.C.	15,397	6,112
	Games Workshop Group P.L.C.	191,590	9,452,014
	Gocompare.Com Group P.L.C.	1,864,523	2,356,567
#	Greene King P.L.C.	1,901,582	12,142,073
	Greggs P.L.C.	607,083	8,340,066
	GVC CVR	6,643,757	937,821
	GVC Holdings P.L.C.	1,458,988	17,459,014
	Gym Group P.L.C. (The)	583,112	2,384,610
	Halfords Group P.L.C.	1,287,580	5,310,722
	Headlam Group P.L.C.	473,413	2,937,091

	Henry Boot P.L.C.	459,065	$1,724,618
#	Hollywood Bowl Group P.L.C.	155,536	454,404
	Hostelworld Group P.L.C.	188,310	542,500
	Inchcape P.L.C.	2,843,858	24,762,586
	J D Wetherspoon P.L.C.	488,478	8,306,649
#	JD Sports Fashion P.L.C.	2,289,045	13,678,934
	John Menzies P.L.C.	482,924	3,443,840
*	JPJ Group P.L.C.	377,434	3,734,655
	Lookers P.L.C.	1,911,390	2,646,617
	Marston’s P.L.C.	4,311,453	5,547,108
	McCarthy & Stone P.L.C.	1,806,265	3,157,385
	Merlin Entertainments P.L.C.	4,141,283	21,597,459
	Millennium & Copthorne Hotels P.L.C.	995,879	6,755,771
	Mitchells & Butlers P.L.C.	1,333,516	4,579,561
	MJ Gleeson P.L.C.	201,540	1,949,726
	Moneysupermarket.com Group P.L.C.	3,253,269	11,837,818
#*	Mothercare P.L.C.	1,543,280	410,883
	Motorpoint group P.L.C.	44,038	120,734
	N Brown Group P.L.C.	1,083,230	1,930,371
*	Ocado Group P.L.C.	2,765,277	32,395,692
#	On the Beach Group P.L.C.	663,915	4,278,537
	Pendragon P.L.C.	7,409,563	2,623,900
	Pets at Home Group P.L.C.	2,020,502	3,141,943
	Photo-Me International P.L.C.	1,345,530	2,179,934
#	Playtech P.L.C.	1,673,885	10,623,590
	Rank Group P.L.C.	884,926	1,956,004
	Redrow P.L.C.	1,601,706	12,173,710
#	Restaurant Group P.L.C. (The)	1,285,921	4,981,082
	Revolution Bars Group P.L.C.	17,764	29,404
	Sportech P.L.C.	408,363	337,359
*	Sports Direct International P.L.C.	1,401,515	6,227,353
	SSP Group P.L.C.	2,703,046	25,527,223
	Superdry P.L.C.	347,061	4,911,130
	Ted Baker P.L.C.	158,643	4,781,154
	Thomas Cook Group P.L.C.	8,687,680	6,547,568
	Topps Tiles P.L.C.	925,429	756,993
	Vitec Group P.L.C. (The)	182,182	3,325,702
	WH Smith P.L.C.	697,855	18,737,381
	William Hill P.L.C.	5,838,359	19,184,847
TOTAL CONSUMER DISCRETIONARY			485,253,893

CONSUMER STAPLES — (4.2%)
	A.G. Barr P.L.C.	688,523	6,456,637
	Anglo-Eastern Plantations P.L.C.	107,628	800,340
	Britvic P.L.C.	1,531,846	15,593,371
	Carr’s Group P.L.C.	349,511	696,755
	Cranswick P.L.C.	323,047	14,247,644
	Dairy Crest Group P.L.C.	941,872	5,608,515
	Devro P.L.C.	968,275	2,598,043
#	Greencore Group P.L.C.	4,763,850	11,493,852
	Hilton Food Group P.L.C.	147,419	1,849,874
	McBride P.L.C.	1,090,323	2,020,251
	McColl’s Retail Group P.L.C.	121,490	228,987
#*	Premier Foods P.L.C.	4,937,259	2,719,803
	PZ Cussons P.L.C.	1,603,717	4,882,168
*	REA Holdings P.L.C.	50,639	196,285
	Stock Spirits Group P.L.C.	1,053,979	2,702,040

	Tate & Lyle P.L.C.	3,470,820	$30,864,224
TOTAL CONSUMER STAPLES			102,958,789

ENERGY — (5.2%)
	Anglo Pacific Group P.L.C.	886,534	1,689,614
*	Cairn Energy P.L.C.	3,968,039	11,993,462
*	EnQuest P.L.C.	7,072,393	3,782,976
*	Genel Energy P.L.C.	307,565	993,784
*	Gulf Keystone Petroleum, Ltd.	1,136,017	4,267,729
*	Gulf Marine Services P.L.C.	157,359	97,496
*	Hunting P.L.C.	1,116,818	11,316,426
	John Wood Group P.L.C.	3,006,379	30,162,271
*	Lamprell P.L.C.	1,219,262	998,325
*	Nostrum Oil & Gas P.L.C.	184,064	581,129
*	Ophir Energy P.L.C.	4,489,030	2,222,036
#	Petrofac, Ltd.	1,484,959	12,486,673
*	Premier Oil P.L.C.	5,171,462	9,270,870
	Soco International P.L.C.	1,265,317	1,427,531
	Stobart Group, Ltd.	1,517,859	4,914,892
*	Tullow Oil P.L.C.	8,953,168	30,540,679
TOTAL ENERGY			126,745,893

FINANCIALS — (15.7%)
#	Arrow Global Group P.L.C.	964,887	2,896,187
	Ashmore Group P.L.C.	2,135,266	10,104,986
	Bank of Georgia Group P.L.C.	236,037	5,271,368
	Beazley P.L.C.	3,286,678	24,437,216
	Brewin Dolphin Holdings P.L.C.	1,810,112	8,078,075
	Charles Stanley Group P.L.C.	122,025	580,684
	Charles Taylor P.L.C.	206,958	706,505
	Chesnara P.L.C.	720,194	3,334,234
	City of London Investment Group P.L.C.	5,500	28,908
	Close Brothers Group P.L.C.	969,615	19,984,083
	CMC Markets P.L.C.	685,144	1,238,192
#	CYBG P.L.C.	4,059,115	17,134,469
	esure Group P.L.C.	1,683,935	6,089,052
*	Georgia Capital P.L.C.	236,037	3,437,824
	Hansard Global P.L.C.	16,468	12,266
	Hastings Group Holdings P.L.C.	1,256,716	4,245,371
	Hiscox, Ltd.	1,516,230	32,496,407
	IG Group Holdings P.L.C.	2,325,115	19,167,819
	Intermediate Capital Group P.L.C.	1,746,318	24,768,543
	International Personal Finance P.L.C.	1,264,200	3,691,106
#*	IP Group P.L.C.	2,351,250	3,951,576
	Jardine Lloyd Thompson Group P.L.C.	809,362	19,972,052
	Jupiter Fund Management P.L.C.	2,539,187	13,375,378
	Just Group P.L.C.	3,520,684	4,056,071
	Lancashire Holdings, Ltd.	1,295,449	10,261,648
	Liontrust Asset Management P.L.C.	1,513	12,513
	Man Group P.L.C.	10,917,089	25,043,420
#*	Metro Bank P.L.C.	64,014	2,478,249
	NEX Group P.L.C.	1,743,102	22,536,598
	Non-Standard Finance P.L.C.	215,168	160,570
	OneSavings Bank P.L.C.	1,155,394	6,114,911
	Paragon Banking Group P.L.C.	1,787,018	11,145,973
	Phoenix Group Holdings	3,365,891	29,647,474
*	Provident Financial P.L.C.	648,563	5,102,359
	Quilter P.L.C.	1,014,253	1,762,134

	Rathbone Brothers P.L.C.	277,197	$8,667,422
	River & Mercantile Group P.L.C.	10,512	43,090
	S&U P.L.C.	20,717	703,387
	Saga P.L.C.	5,752,086	9,791,473
	TP ICAP P.L.C.	3,254,964	11,301,385
	Virgin Money Holdings UK P.L.C.	1,617,711	8,069,561
	Waterloo Investment Holdings	4,000	102
TOTAL FINANCIALS			381,900,641

HEALTHCARE — (3.0%)
*	BTG P.L.C.	2,027,017	14,558,383
	Cambian Group P.L.C.	559,761	1,426,508
#*	Circassia Pharmaceuticals P.L.C.	516,889	499,170
	Consort Medical P.L.C.	287,679	4,470,267
	ConvaTec Group P.L.C.	328,736	994,648
	Dechra Pharmaceuticals P.L.C.	51,455	1,459,819
	Genus P.L.C.	228,401	7,104,536
	Hikma Pharmaceuticals P.L.C.	675,171	16,256,761
*	Indivior P.L.C.	4,141,064	9,931,722
	Integrated Diagnostics Holdings P.L.C.	330,094	1,388,679
	Mediclinic International P.L.C.	1,033,584	5,772,676
	Spire Healthcare Group P.L.C.	1,346,485	2,501,295
#	UDG Healthcare P.L.C.	314,515	2,784,992
*	Vectura Group P.L.C.	3,739,728	3,887,831
TOTAL HEALTHCARE			73,037,287

INDUSTRIALS — (26.0%)
	Aggreko P.L.C.	1,439,429	16,369,951
	Air Partner P.L.C.	253,425	362,655
	Avon Rubber P.L.C.	170,562	2,865,199
	Babcock International Group P.L.C.	2,128,379	20,044,925
	Balfour Beatty P.L.C.	4,353,036	15,529,208
	BBA Aviation P.L.C.	7,174,703	28,083,903
	Biffa P.L.C.	669,926	2,195,570
	Bodycote P.L.C.	1,373,987	16,206,228
	Braemar Shipping Services P.L.C.	144,282	497,430
	Capita P.L.C.	4,141,437	7,706,001
	Chemring Group P.L.C.	1,688,550	4,721,535
#	Clarkson P.L.C.	139,807	4,912,135
	Clipper Logistics P.L.C.	150,470	582,835
*	Cobham P.L.C.	13,770,449	20,924,416
	Communisis P.L.C.	1,085,623	737,916
	Costain Group P.L.C.	669,424	3,638,217
	De La Rue P.L.C.	665,602	4,168,051
#*	Dialight P.L.C.	105,397	654,883
	Diploma P.L.C.	716,305	13,202,728
*	Firstgroup P.L.C.	7,432,895	8,802,386
#*	Flybe Group P.L.C.	616,871	315,176
	G4S P.L.C.	2,682,740	8,461,626
	Galliford Try P.L.C.	656,441	8,632,986
	Go-Ahead Group P.L.C. (The)	271,876	5,697,323
	Goodwin P.L.C.	383	14,021
	Grafton Group P.L.C.	1,476,847	14,572,511
	Harvey Nash Group P.L.C.	21,146	35,831
	Hays P.L.C.	10,095,835	26,800,103
	HomeServe P.L.C.	1,723,578	22,992,277
	Howden Joinery Group P.L.C.	4,514,716	27,570,176
	IMI P.L.C.	1,621,483	23,148,469

#*	Interserve P.L.C.	957,407	$730,820
	IWG P.L.C.	3,471,531	10,971,360
	James Fisher & Sons P.L.C.	280,977	6,960,838
	John Laing Group P.L.C.	1,860,217	7,567,042
	Keller Group P.L.C.	475,254	6,284,277
#	Kier Group P.L.C.	581,723	6,868,876
*	Management Consulting Group P.L.C.	2,329,842	51,072
	Mears Group P.L.C.	756,835	3,664,937
	Meggitt P.L.C.	4,824,741	35,620,624
	Melrose Industries P.L.C.	2,636,347	6,862,369
#	Mitie Group P.L.C.	2,137,473	4,080,939
	Morgan Advanced Materials P.L.C.	1,738,021	7,514,801
	Morgan Sindall Group P.L.C.	233,316	4,007,765
	National Express Group P.L.C.	2,878,525	14,639,509
	Norcros P.L.C.	116,690	322,811
	Northgate P.L.C.	852,964	4,619,823
	Pagegroup P.L.C.	2,363,699	17,613,628
	PayPoint P.L.C.	346,923	4,197,817
	Polypipe Group P.L.C.	1,353,625	6,274,253
	Porvair P.L.C.	15,572	99,760
	QinetiQ Group P.L.C.	3,652,279	13,619,238
	Renewi P.L.C.	4,064,738	3,017,062
#*	Renold P.L.C.	193,435	100,619
	Ricardo P.L.C.	291,419	3,212,953
	Robert Walters P.L.C.	381,498	3,375,735
	Rotork P.L.C.	5,593,291	24,074,938
	Royal Mail P.L.C.	313,294	1,947,555
	RPS Group P.L.C.	1,379,834	3,955,969
	Senior P.L.C.	2,957,568	12,019,659
	Severfield P.L.C.	1,267,641	1,237,279
	SIG P.L.C.	3,783,242	6,250,374
	Speedy Hire P.L.C.	2,890,361	2,437,863
	Spirax-Sarco Engineering P.L.C.	154,409	14,669,164
	Stagecoach Group P.L.C.	2,496,707	5,090,207
	SThree P.L.C.	599,372	2,945,049
	T Clarke P.L.C.	147,457	157,193
	Travis Perkins P.L.C.	1,523,236	21,138,023
	Trifast P.L.C.	479,609	1,428,556
	Tyman P.L.C.	790,141	3,597,538
	Ultra Electronics Holdings P.L.C.	528,686	10,931,163
	Vesuvius P.L.C.	1,528,512	12,836,870
*	Volex P.L.C.	307,047	337,532
	Volution Group P.L.C.	297,212	736,130
	Vp P.L.C.	159,998	2,276,272
	Weir Group P.L.C. (The)	419,180	9,616,759
	Wilmington P.L.C.	334,384	794,546
	Wincanton P.L.C.	713,322	2,064,217
*	Wizz Air Holdings P.L.C.	91,595	3,427,815
	XP Power, Ltd.	89,147	3,438,551
TOTAL INDUSTRIALS			630,134,821

INFORMATION TECHNOLOGY — (6.0%)
#	AVEVA Group P.L.C.	416,682	15,706,333
	Computacenter P.L.C.	453,716	7,481,818
	DiscoverIE Group P.L.C.	391,646	1,939,924
	Electrocomponents P.L.C.	3,256,497	30,464,837
	Equiniti Group P.L.C.	1,778,179	6,156,912
	FDM Group Holdings P.L.C.	217,193	2,743,224
	Halma P.L.C.	720,544	13,565,584

	Kainos Group P.L.C.	187,400	$1,026,430
	NCC Group P.L.C.	1,389,618	3,625,754
	Oxford Instruments P.L.C.	320,394	4,141,490
	Renishaw P.L.C.	239,289	14,770,345
	RM P.L.C.	336,909	898,052
	SDL P.L.C.	455,679	2,839,436
	Softcat P.L.C.	622,284	6,453,653
	Spectris P.L.C.	723,646	22,351,728
	Spirent Communications P.L.C.	3,578,975	6,303,310
	TT Electronics P.L.C.	921,946	3,130,001
	Xaar P.L.C.	386,193	826,623
TOTAL INFORMATION TECHNOLOGY			144,425,454

MATERIALS — (6.3%)
*	Acacia Mining P.L.C.	900,534	1,555,454
*	Carclo P.L.C.	238,794	286,800
	Castings P.L.C.	159,566	819,884
	Centamin P.L.C.	6,191,392	8,550,124
	Elementis P.L.C.	3,010,018	10,521,022
	Essentra P.L.C.	1,581,845	8,333,555
	Evraz P.L.C.	1,339,771	9,861,269
	Ferrexpo P.L.C.	1,750,724	4,553,290
	Forterra P.L.C.	1,002,066	3,407,815
*	Gem Diamonds, Ltd.	679,902	1,052,175
	Hill & Smith Holdings P.L.C.	474,424	6,089,000
#	Hochschild Mining P.L.C.	1,550,805	3,297,254
	Ibstock P.L.C.	2,341,503	7,189,642
	KAZ Minerals P.L.C.	1,231,175	8,770,108
#*	Lonmin P.L.C.	1,584,135	905,016
	Low & Bonar P.L.C.	1,194,255	608,783
	Marshalls P.L.C.	1,237,760	6,686,868
#*	Petra Diamonds, Ltd.	5,332,777	2,619,575
*	Petropavlovsk P.L.C.	13,841,290	1,145,641
	RPC Group P.L.C.	2,589,442	26,815,971
	Synthomer P.L.C.	1,751,900	12,349,264
	Victrex P.L.C.	634,126	27,574,822
	Zotefoams P.L.C.	93,537	643,753
TOTAL MATERIALS			153,637,085

REAL ESTATE — (2.3%)
	Capital & Counties Properties P.L.C.	4,636,063	16,085,463
	CLS Holdings P.L.C.	469,544	1,350,287
*	Countrywide P.L.C.	1,699,141	259,731
	Daejan Holdings P.L.C.	44,177	3,363,163
#	Foxtons Group P.L.C.	1,145,927	797,876
	Grainger P.L.C.	2,874,831	11,219,348
	Harworth Group P.L.C.	30,680	51,811
	Helical P.L.C.	656,792	2,839,067
	LSL Property Services P.L.C.	404,839	1,403,495
*	Raven Property Group, Ltd.	1,031,431	510,811
	Savills P.L.C.	872,779	8,884,574
	St. Modwen Properties P.L.C.	1,308,447	6,468,618
	U & I Group P.L.C.	825,209	2,442,295
	Urban & Civic P.L.C.	190,350	755,781
TOTAL REAL ESTATE			56,432,320

UTILITIES — (1.8%)
	Drax Group P.L.C.	2,850,833	14,412,583

Pennon Group P.L.C.	2,704,170	$25,131,954
Telecom Plus P.L.C.	344,980	4,687,149
TOTAL UTILITIES		44,231,686
TOTAL COMMON STOCKS		2,361,004,541

		Value †
SECURITIES LENDING COLLATERAL — (2.8%)
@§ DFA Short Term Investment Fund	5,874,699	67,976,146
TOTAL INVESTMENTS — (100.0%)
(Cost $2,198,821,660) ^^		$2,428,980,687

Summary of the Series’ investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$162,246,672	—	$162,246,672
Consumer Discretionary	—	485,253,893	—	485,253,893
Consumer Staples	—	102,958,789	—	102,958,789
Energy	—	126,745,893	—	126,745,893
Financials	—	381,900,641	—	381,900,641
Healthcare	—	73,037,287	—	73,037,287
Industrials	—	630,134,821	—	630,134,821
Information Technology	—	144,425,454	—	144,425,454
Materials	—	153,637,085	—	153,637,085
Real Estate	—	56,432,320	—	56,432,320
Utilities	—	44,231,686	—	44,231,686
Securities Lending Collateral	—	67,976,146	—	67,976,146
TOTAL	—	$2,428,980,687	—	$2,428,980,687

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

		Shares	Value »
COMMON STOCKS — (90.2%)
AUSTRIA — (2.9%)
	Agrana Beteiligungs AG	74,268	$1,662,505
	ANDRITZ AG	407,557	23,770,901
	Atrium European Real Estate, Ltd.	861,281	3,821,462
	Austria Technologie & Systemtechnik AG	171,443	3,957,589
	CA Immobilien Anlagen AG	457,120	16,315,575
#*	Cavotec SA	66,402	171,646
#	DO & CO AG	45,778	3,990,666
	EVN AG	224,206	4,389,367
	FACC AG	182,913	4,167,688
	Flughafen Wien AG	23,646	962,388
#	IMMOFINANZ AG	583,107	15,210,844
	Josef Manner & Co. AG	870	64,016
	Kapsch TrafficCom AG	33,915	1,409,707
	Lenzing AG	83,576	8,733,544
	Mayr Melnhof Karton AG	51,113	6,425,573
	Oberbank AG	43,582	4,503,768
	Oesterreichische Post AG	204,748	8,560,685
#	Palfinger AG	94,535	3,160,753
#	POLYTEC Holding AG	103,266	1,314,742
#	Porr AG	75,463	2,231,717
	Raiffeisen Bank International AG	58,521	1,684,324
	Rosenbauer International AG	19,688	1,147,714
	S IMMO AG	351,250	7,016,696
	Schoeller-Bleckmann Oilfield Equipment AG	73,870	8,074,655
#*	Semperit AG Holding	68,546	1,214,770
	Strabag SE	106,385	4,195,996
	Telekom Austria AG	985,994	7,634,450
	UBM Development AG	14,895	697,887
	UNIQA Insurance Group AG	904,369	9,030,390
	Verbund AG	243,984	12,018,817
	Vienna Insurance Group AG Wiener Versicherung Gruppe	223,694	6,384,914
	Wienerberger AG	617,965	15,448,552
#*	Zumtobel Group AG	173,368	1,650,206
TOTAL AUSTRIA			191,024,507

BELGIUM — (3.7%)
	Ackermans & van Haaren NV	155,169	27,003,193
*	AGFA-Gevaert NV	1,218,771	5,589,755
#*	Argenx SE	93,033	7,033,874
	Atenor	14,566	828,460
	Banque Nationale de Belgique	87	262,660
	Barco NV	68,007	9,107,377
#	Bekaert SA	220,890	5,488,233
#*	Biocartis NV	189,137	2,703,037
	bpost SA	503,661	8,173,425
#*	Brack Capital Properties NV	16,572	1,884,512
#*	Celyad SA	46,214	1,220,180
	Cie d’Entreprises CFE	48,913	5,908,068
#	Cie Immobiliere de Belgique SA	16,878	1,019,656
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	591,953
	Deceuninck NV	409,000	1,018,968
	D’ieteren SA	161,315	7,101,709
#	Econocom Group SA	755,740	2,455,454
	Elia System Operator SA	172,296	11,099,675
#	Euronav NV	1,268,588	10,955,750

	EVS Broadcast Equipment SA	19,390	$384,213
#*	Exmar NV	133,424	823,391
	Fagron	262,019	5,068,140
*	Galapagos NV (B07MCX1)	93,123	10,533,099
*	Galapagos NV (B07Q2V5)	220,186	25,011,805
	Gimv NV	84,819	4,637,442
#*	Ion Beam Applications	130,894	2,675,236
	Jensen-Group NV	19,232	768,841
	Kinepolis Group NV	95,062	5,684,351
#	Lotus Bakeries	1,562	4,566,074
#*	MDxHealth	239,516	773,721
	Melexis NV	115,669	8,953,885
#*	Nyrstar NV	84,985	201,934
#	Ontex Group NV	485,473	10,333,859
	Orange Belgium SA	98,577	1,549,622
*	Oxurion NV	62,799	398,708
#	Picanol	28,690	2,797,249
	Recticel SA	268,231	2,946,243
	Resilux	5,788	963,279
	Roularta Media Group NV	19,318	379,053
	Sioen Industries NV	50,085	1,396,035
	Sipef NV	35,331	2,136,820
#*	Telenet Group Holding NV	97,784	5,387,808
	TER Beke SA	3,481	557,832
*	Tessenderlo Group SA	213,754	7,940,257
	Umicore SA	425,457	23,765,369
	Van de Velde NV	35,498	1,046,899
*	Viohalco SA	583,796	2,074,223
TOTAL BELGIUM			243,201,327

CHINA — (1.2%)
#	Ahlstrom-Munksjo Oyj	133,700	2,558,861
	Akka Technologies	56,411	4,082,814
	Corestate Capital Holding SA	13,294	617,885
#*	Dialog Semiconductor P.L.C.	388,635	8,505,263
	EDAG Engineering Group AG	46,631	929,545
	Euronext NV	317,647	20,871,092
#	Ferratum Oyj	64,645	1,127,553
	Grand City Properties SA	341,942	8,872,196
	GronlandsBANKEN A.S.	1,125	104,304
	Highlight Communications AG	98,406	592,029
*	Petro Welt Technologies AG	12,774	84,097
*	QIAGEN NV	42,238	1,599,656
	S&T AG	224,445	6,560,102
*	Senvion SA	31,747	223,580
*	Shop Apotheke Europe NV	13,369	672,354
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,012	4,067,686
	Stabilus SA	146,017	12,048,633
*	Stallergenes Greer P.L.C.	17,371	619,043
	Sword Group	34,984	1,454,387
	TORM P.L.C.	68,418	410,497
	Total Gabon	2,897	518,751
	Zeal Network SE	46,356	1,156,667
TOTAL CHINA			77,676,995

DENMARK — (5.3%)
#*	ALK-Abello A.S.	42,937	7,166,055
	Alm Brand A.S.	562,935	4,808,866

	Ambu A.S., Class B	897,662	$21,545,672
	Arkil Holding A.S., Class B	92	16,048
*	Bang & Olufsen A.S.	256,627	5,925,807
	BankNordik P/F	10,800	189,974
#*	Bavarian Nordic A.S.	204,295	5,385,215
	Brodrene Hartmann A.S.	16,148	886,424
	Columbus A.S.	418,088	1,071,513
#*	D/S Norden A.S.	216,070	3,279,626
	DFDS A.S.	306,367	15,152,394
	Djurslands Bank A.S.	8,970	343,830
#	FLSmidth & Co. A.S.	282,249	17,550,995
	Fluegger A.S., Class B	4,198	209,380
	GN Store Nord A.S.	927,706	45,157,356
#*	H+H International A.S., Class B	103,235	1,882,780
	Harboes Bryggeri A.S., Class B	17,239	215,241
	IC Group A.S.	43,760	428,105
	ISS A.S.	427,858	15,032,044
#	Jeudan A.S.	7,181	1,089,567
	Jyske Bank A.S.	491,188	23,784,148
	Lan & Spar Bank	4,981	359,062
	Matas A.S.	57,417	561,349
*	Nilfisk Holding A.S.	198,471	10,119,022
#*	NKT A.S.	206,194	5,348,313
#	NNIT A.S.	71,616	1,987,082
#	Pandora A.S.	149,348	9,315,169
	Parken Sport & Entertainment A.S.	34,515	487,605
	Per Aarsleff Holding A.S.	135,095	5,108,310
	Ringkjoebing Landbobank A.S.	160,427	8,491,755
	Roblon A.S., Class B	973	41,046
	Rockwool International A.S., Class A	455	161,557
	Rockwool International A.S., Class B	49,342	21,112,655
	Royal Unibrew A.S.	355,143	29,233,689
#	RTX A.S.	50,628	1,415,561
	Scandinavian Tobacco Group A.S., Class A	205,433	3,148,346
	Schouw & Co., A.S.	85,260	7,071,281
	SimCorp A.S.	278,690	24,108,250
	Solar A.S., Class B	37,386	2,338,122
	Spar Nord Bank A.S.	539,501	5,002,981
	Sydbank A.S.	505,787	14,869,933
#	Tivoli A.S.	9,878	988,505
#*	TK Development A.S.	307,965	274,969
	Topdanmark A.S.	491,266	22,452,825
#	Tryg A.S.	9,779	243,506
	United International Enterprises	10,336	2,316,602
#*	Veloxis Pharmaceuticals A.S.	68,255	11,666
#*	Vestjysk Bank A.S.	1,501,522	488,363
#*	Zealand Pharma A.S.	179,773	2,941,624
TOTAL DENMARK			351,120,188

FINLAND — (6.2%)
#*	Afarak Group Oyj	316,672	315,004
#	Aktia Bank Oyj	292,637	3,110,065
	Alandsbanken Abp, Class B	21,354	343,461
#	Alma Media Oyj	129,772	961,247
	Amer Sports Oyj	843,708	34,477,069
	Apetit Oyj	19,668	250,675
	Asiakastieto Group Oyj	319	10,382
	Aspo Oyj	92,762	1,109,337
	Atria Oyj	79,704	858,340

#*	BasWare Oyj	56,551	$2,339,249
#	Bittium Oyj	204,447	1,472,232
	Cargotec Oyj	274,286	12,313,898
#*	Caverion Oyj	701,745	5,602,626
#	Citycon Oyj	2,606,497	5,437,081
	Cramo Oyj	259,038	5,843,762
	Digia Oyj	69,731	248,360
	Elisa Oyj	556,160	23,578,061
	Finnair Oyj	487,004	4,052,341
	Fiskars Oyj Abp	205,306	4,208,013
	F-Secure Oyj	631,341	2,279,798
	Glaston Oyj ABP	46,084	23,507
	HKScan Oyj, Class A	257,744	652,333
#	Huhtamaki Oyj	703,421	22,532,849
	Ilkka-Yhtyma Oyj	61,503	217,232
	Kemira Oyj	729,258	9,821,746
	Kesko Oyj, Class A	42,200	2,212,490
	Kesko Oyj, Class B	514,318	27,902,274
#	Konecranes Oyj	432,948	16,547,219
	Lassila & Tikanoja Oyj	207,466	3,902,052
#	Lehto Group Oyj	129,587	1,206,165
	Metsa Board Oyj	1,463,665	14,789,762
	Metso Oyj	776,014	27,464,822
	Nokian Renkaat Oyj	826,748	33,840,285
	Olvi Oyj, Class A	91,456	3,029,688
#	Oriola Oyj	6,054	19,656
#	Oriola Oyj, Class B	922,284	3,022,947
	Orion Oyj, Class A	127,384	4,800,020
	Orion Oyj, Class B	500,714	18,950,708
#	Outokumpu Oyj	2,921,503	17,133,106
*	Outotec Oyj	1,238,541	8,100,865
#	Pihlajalinna Oyj	77,064	965,220
	Ponsse Oyj	70,991	2,460,845
#	Poyry Oyj	196,085	1,725,266
*	QT Group Oyj	55,899	548,018
	Raisio Oyj, Class V	740,826	2,419,826
	Ramirent Oyj	538,207	4,344,284
	Rapala VMC Oyj	109,543	455,599
	Raute Oyj, Class A	2,644	85,659
	Revenio Group Oyj	113,578	2,056,181
	Sanoma Oyj	749,458	7,374,866
#	SRV Group Oyj	66,041	191,526
*	Stockmann Oyj Abp (5462371)	49,045	219,479
#*	Stockmann Oyj Abp (5462393)	189,838	857,323
	Technopolis Oyj	956,192	5,181,708
	Teleste Oyj	52,966	424,160
	Tieto Oyj	362,156	11,185,438
#	Tikkurila Oyj	246,600	3,861,226
	Tokmanni Group Corp.	210,044	1,832,044
	Uponor Oyj	354,033	4,625,227
	Vaisala Oyj, Class A	107,043	2,310,731
	Valmet Oyj	915,583	20,393,965
	Viking Line Abp	7,869	125,022
#	YIT Oyj	1,430,763	10,016,464
TOTAL FINLAND			408,640,804

FRANCE — (10.8%)
	ABC arbitrage	116,625	845,281
	Actia Group	51,304	363,752

*	Air France-KLM	1,296,487	$13,512,401
	AKWEL	56,783	1,197,742
	Albioma SA	160,236	3,665,011
	Altamir	136,094	2,447,986
	Alten SA	142,403	14,649,392
	Altran Technologies SA	1,370,722	11,887,100
*	Amplitude Surgical SAS	19,526	67,931
#	Antalis International SAS	77,936	110,305
	APRIL SA	75,049	1,124,038
#*	Archos	194,634	144,790
	Assystem	62,252	2,098,923
	Aubay	31,711	1,456,910
#	Axway Software SA	38,973	745,597
#	Bastide le Confort Medical	17,494	763,696
	Beneteau SA	218,307	3,509,709
	Bigben Interactive	74,415	920,987
	Boiron SA	38,331	2,580,499
	Bonduelle SCA	83,092	2,608,720
#*	Bourbon Corp.	141,557	903,909
	Burelle SA	880	1,292,894
#	Casino Guichard Perrachon SA	271,603	11,430,823
	Catering International Services	14,124	230,404
*	Cegedim SA	25,406	814,016
*	CGG SA	3,404,661	9,503,533
	Chargeurs SA	112,291	2,754,387
	Cie des Alpes	55,488	1,927,841
	Cie Plastic Omnium SA	302,584	11,408,986
*	Coface SA	521,693	4,948,631
	Derichebourg SA	584,687	3,120,099
	Devoteam SA	28,402	3,638,973
	Dom Security	1,497	106,187
	Edenred	981,184	37,390,459
	Electricite de Strasbourg SA	21,353	2,802,652
	Elior Group SA	578,748	8,961,826
	Elis SA	734,316	17,289,070
	Eramet	65,268	6,894,785
#*	Erytech Pharma SA	681	5,767
	Esso SA Francaise	15,776	787,080
*	Etablissements Maurel et Prom	142,354	905,902
#	Europcar Mobility Group	524,422	4,928,729
	Eutelsat Communications SA	1,082,272	25,569,154
#	Exel Industries, Class A	10,419	1,177,801
	Fleury Michon SA	6,124	388,148
*	Fnac Darty SA (V7VQL46)	119,523	9,425,028
	Gaumont SA	11,360	1,805,931
#	Gaztransport Et Technigaz SA	115,771	8,772,571
	GEA	2,433	268,235
	Getlink	1,262,810	16,132,289
	Gevelot SA	3,466	764,092
	GL Events	50,806	1,154,132
	Groupe Crit	23,123	1,903,589
	Groupe Gorge	22,858	358,811
	Groupe Open	29,172	851,927
#	Guerbet	33,002	2,495,371
	Haulotte Group SA	74,466	1,013,695
#	HERIGE SADCS	4,147	142,142
#*	HiPay Group SA	24,579	390,834
#*	ID Logistics Group	10,883	1,950,989
	Imerys SA	160,202	11,830,062

	Ingenico Group SA	385,522	$29,311,696
	Interparfums SA	31,455	1,609,456
	Ipsen SA	47,538	8,003,163
	IPSOS	200,785	6,147,781
	Jacquet Metal Service SA	75,602	1,806,802
	Kaufman & Broad SA	103,079	4,837,312
#	Korian SA	304,814	11,100,441
	Lagardere SCA	778,374	23,969,565
	Lanson-BCC	8,795	324,620
	Laurent-Perrier	13,068	1,671,702
#	Le Belier	10,566	465,507
	Lectra	138,821	3,619,304
	Linedata Services	14,505	639,797
	LISI	99,692	3,594,098
	LNA Sante SA	29,442	1,826,064
	Maisons du Monde SA	179,787	5,243,696
#	Maisons France Confort SA	15,908	697,262
	Manitou BF SA	53,143	1,966,121
	Manutan International	14,949	1,273,276
	Mersen SA	117,956	4,149,768
#*	METabolic EXplorer SA	156,395	371,457
	Metropole Television SA	290,250	5,850,413
	Mr Bricolage SA	30,731	378,195
	Neopost SA	220,231	6,688,390
#	Nexans SA	185,479	5,831,160
	Nexity SA	251,809	13,917,320
#*	Nicox	145,865	1,088,461
	NRJ Group	81,965	780,563
#	Oeneo SA	160,584	2,069,115
#*	OL Groupe SA	10,735	33,530
#*	Onxeo SA	246,319	302,087
#*	Onxeo SA	48,958	60,563
	Orpea	105,519	13,650,842
#*	Parrot SA	112,753	615,832
#*	Pierre & Vacances SA	29,600	963,545
#	Plastivaloire	51,042	740,283
	PSB Industries SA	8,805	514,960
#	Rallye SA	156,235	1,831,182
#*	Recylex SA	102,008	951,550
	Rexel SA	2,093,402	31,444,070
	Robertet SA	4,128	2,588,284
	Rothschild & Co.	55,966	2,371,867
#	Rubis SCA	596,141	32,287,351
	Samse SA	8,068	1,366,984
	Sartorius Stedim Biotech	100,048	13,775,968
	Savencia SA	33,010	2,514,025
	Seche Environnement SA	13,339	416,779
#*	Sequana SA	204,904	84,898
	Societe BIC SA	150,238	13,758,583
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	118,646
	Societe pour l’Informatique Industrielle	40,342	1,254,368
*	SOITEC	118,310	8,207,671
#*	Solocal Group	3,805,879	4,419,317
	Somfy SA	104,615	9,301,884
	Sopra Steria Group	101,694	16,301,404
#	SPIE SA	605,726	12,063,112
#*	SRP Groupe SA	30,490	200,366
*	Ste Industrielle d’Aviation Latecoere SA	376,066	1,750,674
	Stef SA	28,044	2,921,086

	Synergie SA	69,728	$2,632,544
#	Tarkett SA	139,687	3,575,586
#*	Technicolor SA	1,531,532	1,836,043
	Teleperformance	144,931	27,341,937
	Television Francaise 1	615,411	6,499,238
*	Tessi SA	6,874	1,101,159
	TFF Group	18,410	925,175
#	Thermador Groupe	35,570	2,246,516
*	Touax SA	9,530	86,334
	Trigano SA	54,707	5,983,046
*	Ubisoft Entertainment SA	141,155	15,242,017
	Union Financiere de France BQE SA	16,855	541,546
#*	Vallourec SA	2,186,907	12,849,884
*	Valneva SE	225,938	986,494
	Vetoquinol SA	19,343	1,153,224
	Vicat SA	101,419	6,177,803
	VIEL & Cie SA	162,802	935,805
	Vilmorin & Cie SA	29,068	2,028,707
*	Virbac SA	23,381	3,884,918
	Vranken-Pommery Monopole SA	18,262	511,376
*	Worldline SA	17,876	1,144,594
	XPO Logistics Europe SADIR	33	12,278
TOTAL FRANCE			706,882,964

GERMANY — (13.5%)
	7C Solarparken AG	12,773	39,147
*	A.S. Creation Tapeten	4,430	82,674
	Aareal Bank AG	437,208	18,230,041
	Adler Modemaerkte AG	47,849	221,973
	ADLER Real Estate AG	187,578	3,314,283
#	ADO Properties SA	163,512	9,797,379
#*	ADVA Optical Networking SE	327,245	2,562,800
#*	AIXTRON SE	549,541	5,553,397
	All for One Steeb AG	4,222	291,992
	Allgeier SE	39,266	1,531,041
	Amadeus Fire AG	33,570	3,802,349
	Atoss Software AG	1,138	107,554
	Aurubis AG	264,282	18,444,050
	Axel Springer SE	47,106	3,166,885
#	Basler AG	9,252	1,757,539
	Bauer AG	70,305	1,331,144
	BayWa AG	88,794	2,955,431
	BayWa AG	124	4,429
	Bechtle AG	206,596	20,972,211
#	Bertrandt AG	35,250	3,255,276
	bet-at-home.com AG	10,149	700,512
	Bijou Brigitte AG	22,217	1,002,728
	Bilfinger SE	230,912	11,649,246
	Borussia Dortmund GmbH & Co. KGaA	486,763	4,331,954
#	CANCOM SE	224,793	10,143,541
	Carl Zeiss Meditec AG	169,872	14,279,025
#	CECONOMY AG	935,953	6,616,709
	CENIT AG	53,174	1,020,111
	CENTROTEC Sustainable AG	33,321	513,980
	Cewe Stiftung & Co. KGAA	37,643	3,131,137
	comdirect bank AG	196,123	2,513,783
	CompuGroup Medical SE	138,133	7,966,983
	CropEnergies AG	121,141	650,624
	CTS Eventim AG & Co. KGaA	327,937	14,702,414

	Data Modul AG	11,455	$914,224
*	DEAG Deutsche Entertainment AG	44,855	177,406
	Delticom AG	28,981	291,450
	Deutsche Beteiligungs AG	86,621	3,559,154
#	Deutsche EuroShop AG	357,086	11,556,824
	Deutsche Pfandbriefbank AG	818,368	12,233,443
	Deutz AG	865,981	7,703,324
	DIC Asset AG	348,278	3,833,488
	Diebold Nixdorf AG	26,215	1,722,412
	DMG Mori AG	15,692	803,495
	Dr Hoenle AG	33,554	2,980,519
	Draegerwerk AG & Co. KGaA	16,799	1,002,987
#	Duerr AG	317,472	14,276,413
	Eckert & Ziegler AG	17,853	920,670
	Elmos Semiconductor AG	78,418	1,657,128
#	ElringKlinger AG	204,148	2,262,623
	Energiekontor AG	2,066	36,555
*	Euromicron AG	45,575	330,873
	Fielmann AG	159,983	9,626,216
	First Sensor AG	42,732	891,617
	FORTEC Elektronik AG	372	8,444
	Francotyp-Postalia Holding AG, Class A	55,619	260,187
	Freenet AG	920,929	22,109,202
	FRIWO AG	513	13,237
	Fuchs Petrolub SE	95,063	4,686,384
	GEA Group AG	37,906	1,349,229
	Gerresheimer AG	213,373	18,013,320
#*	Gerry Weber International AG	132,096	429,104
	Gesco AG	55,886	2,021,325
	GFT Technologies SE	119,457	1,589,757
#	GRENKE AG	81,982	9,744,135
	H&R GmbH & Co. KGaA	64,746	583,742
	Hamburger Hafen und Logistik AG	148,991	3,497,744
	Hapag-Lloyd AG	41,306	1,561,600
	Hawesko Holding AG	52	2,781
#*	Heidelberger Druckmaschinen AG	1,911,209	5,105,498
	Hella GmbH & Co KGaA	177,519	9,893,166
*	HolidayCheck Group AG	175,906	653,994
	Hornbach Baumarkt AG	27,119	827,466
	Hornbach Holding AG & Co. KGaA	15,652	1,096,530
	Hugo Boss AG	446,149	34,324,521
	Indus Holding AG	131,189	8,144,171
	Isra Vision AG	102,291	5,142,330
	IVU Traffic Technologies AG	44,080	290,857
	Jenoptik AG	334,370	12,320,071
#	K+S AG	1,437,309	30,141,731
	Kloeckner & Co. SE	575,851	6,649,295
#	Koenig & Bauer AG	91,741	5,537,471
	Krones AG	98,372	10,315,628
	KSB SE & Co. KGaA	3,466	1,270,779
	KWS Saat SE	15,926	6,147,717
	Lanxess AG	438,799	32,097,474
	LEG Immobilien AG	324,194	38,529,039
	Leifheit AG	51,737	1,088,705
#	Leoni AG	217,226	8,930,414
*	LPKF Laser & Electronics AG	73,571	654,975
#*	Manz AG	30,876	1,305,263
	MasterFlex SE	21,291	203,663
	Mediclin AG	88,966	593,914

#*	Medigene AG	88,510	$1,234,613
#	METRO AG	356,144	5,578,269
	MLP SE	372,414	2,373,064
	Nemetschek SE	144,235	21,085,160
#	Nexus AG	77,776	2,410,920
*	Nordex SE	319,212	3,431,247
	Norma Group SE	222,515	14,213,143
#	OHB SE	36,296	1,403,208
#	OSRAM Licht AG	264,810	10,514,817
#	Paragon GmbH & Co. KGaA	14,660	635,635
	Patrizia Immobilien AG	333,436	6,402,482
	Pfeiffer Vacuum Technology AG	52,474	7,781,900
	PNE AG	482,262	1,556,494
	Progress-Werk Oberkirch AG	8,558	371,506
	ProSiebenSat.1 Media SE	358,541	9,289,090
	PSI Software AG	43,870	799,090
#	Puma SE	9,827	4,848,691
*	PVA TePla AG	10,310	166,746
#	QSC AG	635,033	1,179,899
*	R Stahl AG	14,952	454,752
	Rational AG	12,394	8,972,034
	Rheinmetall AG	298,579	31,210,467
	RHOEN-KLINIKUM AG	233,180	5,994,974
#	RIB Software SE	215,756	4,563,515
*	Rocket Internet SE	481,760	15,077,721
#	SAF-Holland SA	359,253	5,424,429
	Salzgitter AG	275,213	13,731,230
#*	Schaltbau Holding AG	32,728	963,859
	Schloss Wachenheim AG	8,017	185,235
	Scout24 AG	114,343	5,325,755
	Secunet Security Networks AG	5,461	721,563
#*	SGL Carbon SE	173,347	1,896,031
#	SHW AG	25,624	865,400
#	Siltronic AG	153,046	18,716,073
#	Sixt Leasing SE	59,106	976,115
	Sixt SE	85,211	10,584,542
#	SMA Solar Technology AG	85,104	1,994,954
*	SMT Scharf AG	22,763	390,985
	Softing AG	26,963	289,831
	Software AG	330,600	15,051,935
#	STRATEC Biomedical AG	18,113	1,359,910
	Stroeer SE & Co. KGaA	168,248	9,611,709
#	Suedzucker AG	483,148	6,423,754
#*	SUESS MicroTec SE	137,494	2,235,083
#	Surteco Group SE	45,548	1,157,659
	Syzygy AG	2,030	20,739
	TAG Immobilien AG	934,395	22,263,230
	Takkt AG	188,254	2,979,920
#	Technotrans SE	42,925	1,643,938
#*	Tele Columbus AG	243,585	701,957
	TLG Immobilien AG	556,651	14,546,401
*	Tom Tailor Holding SE	214,000	999,187
	Traffic Systems SE	35,766	687,786
	Uniper SE	245,266	7,550,405
#	VERBIO Vereinigte BioEnergie AG	127,536	869,945
	Vossloh AG	68,437	3,561,949
	VTG AG	90,523	5,535,025
	Wacker Chemie AG	47,794	5,999,594
	Wacker Neuson SE	200,964	5,147,672

	Washtec AG	65,187	$5,720,666
	Wuestenrot & Wuerttembergische AG	106,695	2,431,390
#	XING SE	18,250	6,237,540
TOTAL GERMANY			886,912,859

HONG KONG — (0.0%)
#*	d’Amico International Shipping SA	1,350,290	281,519
	IVS Group SA	56,191	784,531
	Kenon Holdings, Ltd.	73,664	1,255,570
TOTAL HONG KONG			2,321,620

IRELAND — (1.1%)
	C&C Group P.L.C.	1,085,694	4,189,007
	C&C Group P.L.C.	399,607	1,590,690
*	Cairn Homes P.L.C.	171,309	290,805
	Datalex P.L.C.	103,028	292,231
	FBD Holdings P.L.C.	125,459	1,487,973
	Glanbia P.L.C.	214,971	3,710,630
	Glanbia P.L.C.	700,613	12,035,911
	IFG Group P.L.C.	302,015	546,369
*	Independent News & Media P.L.C.	1,939,277	168,913
	Irish Continental Group P.L.C.	485,129	2,933,857
	Irish Continental Group P.L.C.	234,200	1,468,282
	Kingspan Group P.L.C.	531,707	24,755,826
*	Permanent TSB Group Holdings P.L.C.	99,279	246,362
	Smurfit Kappa Group P.L.C.	427,573	16,922,097
TOTAL IRELAND			70,638,953

ISRAEL — (2.5%)
	Adgar Investment and Development, Ltd.	6,982	11,786
*	ADO Group, Ltd.	90,858	1,968,134
	Afcon Holdings, Ltd.	764	32,126
*	Africa Israel Properties, Ltd.	87,475	2,173,878
	Africa Israel Residences, Ltd.	2,237	38,812
*	Airport City, Ltd.	424,223	5,175,869
	Albaad Massuot Yitzhak, Ltd.	2,660	30,875
*	Allot Communications, Ltd.	166,831	1,045,374
	Alony Hetz Properties & Investments, Ltd.	464,169	4,875,297
	Alrov Properties and Lodgings, Ltd.	48,833	1,537,248
	Amot Investments, Ltd.	661,733	3,504,778
	Arad, Ltd.	13,883	160,784
*	Arko Holdings, Ltd.	1,440,389	833,403
	Ashtrom Group, Ltd.	51,269	236,408
#	Ashtrom Properties, Ltd.	190,899	867,044
	AudioCodes, Ltd.	167,881	1,710,443
	Avgol Industries 1953, Ltd.	468,925	516,217
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	430,917
	Bayside Land Corp.	5,012	2,333,785
	Bet Shemesh Engines Holdings 1997, Ltd.	3,766	86,259
	Big Shopping Centers, Ltd.	28,586	2,001,237
#*	BioLine RX, Ltd.	96,617	97,709
	Blue Square Real Estate, Ltd.	34,830	1,305,990
*	Bonus Biogroup, Ltd.	682,771	105,776
*	Brainsway, Ltd.	5,397	40,206
	Camtek, Ltd.	68,338	597,946
#	Carasso Motors, Ltd.	94,524	496,948
	Castro Model, Ltd.	145	4,123
#*	Cellcom Israel, Ltd.	310,154	2,128,410

*	Ceragon Networks, Ltd.	266,244	$897,242
*	Clal Biotechnology Industries, Ltd.	182,384	171,223
*	Clal Insurance Enterprises Holdings, Ltd.	138,128	2,608,560
	Cohen Development & Industrial Buildings, Ltd.	3,184	70,925
#*	Compugen, Ltd.	188,351	678,310
	Danel Adir Yeoshua, Ltd.	15,973	849,209
#	Delek Automotive Systems, Ltd.	204,232	1,105,927
#	Delek Group, Ltd.	10,965	1,848,221
#	Delta-Galil Industries, Ltd.	72,570	2,146,287
	Dexia Israel Bank, Ltd.	1,031	202,175
	Direct Insurance Financial Investments, Ltd.	111,017	1,296,238
	Dor Alon Energy in Israel 1988, Ltd.	9,069	142,401
#*	El Al Israel Airlines	803,092	219,470
#	Electra Consumer Products 1970, Ltd.	29,796	327,679
	Electra, Ltd.	11,003	2,718,134
*	Elron Electronic Industries, Ltd.	92,425	327,192
*	Energix-Renewable Energies, Ltd.	757,422	873,307
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,131,903
*	Equital, Ltd.	2,248	61,009
#*	Evogene, Ltd.	79,189	233,102
	First International Bank Of Israel, Ltd.	90,563	2,043,797
	FMS Enterprises Migun, Ltd.	18,743	469,065
#*	Foresight Autonomous Holdings, Ltd.	172,589	99,135
#	Formula Systems 1985, Ltd.	56,663	2,385,614
	Fox Wizel, Ltd.	47,998	985,390
*	Gilat Satellite Networks, Ltd.	218,298	1,907,041
	Hadera Paper, Ltd.	18,519	1,472,080
	Hamlet Israel-Canada, Ltd.	31,412	886,607
	Harel Insurance Investments & Financial Services, Ltd.	684,025	5,256,829
	Hilan, Ltd.	74,105	1,845,006
	IDI Insurance Co., Ltd.	37,555	2,313,016
#*	Industrial Buildings Corp., Ltd.	715,155	999,860
#	Inrom Construction Industries, Ltd.	309,702	1,166,044
	Intec Pharma, Ltd.	24,773	139,967
	Israel Discount Bank, Ltd., Class A	1,965,234	6,543,247
#*	Israel Land Development Co., Ltd. (The)	29,765	279,245
	Isras Investment Co., Ltd.	4,476	527,954
#	Issta Lines, Ltd.	11,573	201,949
*	Jerusalem Oil Exploration	54,111	3,326,016
*	Kamada, Ltd.	177,993	1,098,479
	Kerur Holdings, Ltd.	28,592	769,484
	Klil Industries, Ltd.	5,219	483,829
	Maabarot Products, Ltd.	22,937	253,594
	Magic Software Enterprises, Ltd.	113,632	1,001,472
	Matrix IT, Ltd.	220,342	2,632,881
	Maytronics, Ltd.	222,936	1,443,324
#*	Mazor Robotics, Ltd.	230,878	6,724,103
#	Mediterranean Towers, Ltd.	291,699	529,242
	Mega Or Holdings, Ltd.	70,295	776,569
	Meitav Dash Investments, Ltd.	91,774	273,345
#	Melisron, Ltd.	77,925	3,380,962
	Menora Mivtachim Holdings, Ltd.	159,469	1,808,459
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,427,857
	Minrav Holdings, Ltd.	263	28,455
#	Mivtach Shamir Holdings, Ltd.	23,078	453,634
#	Naphtha Israel Petroleum Corp., Ltd.	209,161	1,423,652
#	Nawi Brothers, Ltd.	98,368	577,592
	Neto ME Holdings, Ltd.	8,982	756,140
*	Nova Measuring Instruments, Ltd.	164,046	4,347,776

*	NR Spuntech Industries, Ltd.	76,176	$228,949
	Oil Refineries, Ltd.	8,381,606	4,160,306
	One Software Technologies, Ltd.	552	22,220
*	Partner Communications Co., Ltd.	672,023	3,529,110
	Paz Oil Co., Ltd.	43,867	6,861,919
*	Perion Network, Ltd.	5,485	16,441
	Phoenix Holdings, Ltd. (The)	445,886	2,694,576
	Plasson Industries, Ltd.	20,285	1,002,748
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	41,166	1,942,555
#*	Redhill Biopharma, Ltd.	333,636	284,417
	Scope Metals Group, Ltd.	39,234	1,154,378
	Shapir Engineering and Industry, Ltd.	428,921	1,508,007
#*	Shikun & Binui, Ltd.	1,216,141	2,503,575
	Shufersal, Ltd.	667,978	4,270,891
*	SodaStream International, Ltd.	10,117	1,438,630
	Strauss Group, Ltd.	118,538	2,605,458
	Summit Real Estate Holdings, Ltd.	174,194	1,649,138
#*	Suny Cellular Communication, Ltd.	473,129	226,436
#	Tadiran Holdings, Ltd.	14,981	413,263
*	Tower Semiconductor, Ltd.	315,502	6,920,084
#*	Union Bank of Israel	199,952	917,286
	YH Dimri Construction & Development, Ltd.	1,529	24,525
TOTAL ISRAEL			160,669,919

ITALY — (9.9%)
#*	A.S. Roma SpA	856,401	512,557
	A2A SpA	11,153,006	19,341,875
	ACEA SpA	352,544	5,278,447
*	Aeffe SpA	236,060	800,017
	Aeroporto Guglielmo Marconi Di Bologna SpA	10,736	180,178
#	Amplifon SpA	603,829	13,387,341
	Anima Holding SpA	1,609,064	7,884,507
*	Ansaldo STS SpA	385,060	5,473,642
	Aquafil SpA	15,362	217,715
*	Arnoldo Mondadori Editore SpA	883,435	1,529,782
	Ascopiave SpA	480,586	1,691,914
#*	Astaldi SpA	376,038	347,372
	Autogrill SpA	738,453	7,536,528
	Autostrade Meridionali SpA	3,917	115,721
#	Avio SpA	48,451	719,084
#	Azimut Holding SpA	768,919	11,558,691
#	B&C Speakers SpA	18,289	274,371
#*	Banca Carige SpA	148,414,098	1,102,652
	Banca Farmafactoring SpA	188,549	1,124,930
	Banca Finnat Euramerica SpA	616,149	232,891
	Banca Generali SpA	348,972	8,987,830
	Banca IFIS SpA	143,766	3,229,338
	Banca Mediolanum SpA	1,387,715	9,411,857
#*	Banca Monte dei Paschi di Siena SpA	213,039	553,129
	Banca Popolare di Sondrio SCPA	3,123,738	11,884,504
#	Banca Profilo SpA	1,814,636	393,185
#	Banca Sistema SpA	331,868	803,770
#*	Banco BPM SpA	9,509,050	23,351,778
#	Banco di Desio e della Brianza SpA	238,796	570,574
	BasicNet SpA	159,481	847,484
#	BE	564,587	578,267
	Biesse SpA	88,272	3,132,207
#	BPER Banca	3,576,937	16,497,918
#	Brembo SpA	964,339	12,609,654

	Brunello Cucinelli SpA	211,478	$8,228,651
#	Buzzi Unicem SpA	541,578	11,229,790
	Cairo Communication SpA	488,868	1,765,759
*	Caltagirone Editore SpA	6,277	9,385
#	Carraro SpA	162,374	492,390
	Cembre SpA	29,403	823,178
	Cementir Holding SpA	334,012	2,331,648
	Cerved Group SpA	1,222,188	13,141,178
	CIR-Compagnie Industriali Riunite SpA	2,396,379	2,732,658
	Credito Emiliano SpA	539,951	3,535,059
*	Credito Valtellinese SpA	46,943,662	5,874,219
	Danieli & C Officine Meccaniche SpA	89,124	2,375,969
	Datalogic SpA	119,518	4,319,345
	De’ Longhi SpA	339,431	10,639,137
	DeA Capital SpA	727,037	1,069,945
	DiaSorin SpA	147,449	15,498,220
	Digital Bros SpA	17,463	192,271
	Ei Towers SpA	110,814	7,316,336
	El.En. SpA	532	13,061
*	Elica SpA	76,131	198,979
	Emak SpA	335,269	519,147
	Enav SpA	1,494,941	7,279,154
#*	ePrice SpA	99,656	202,010
	ERG SpA	413,405	8,412,833
#	Esprinet SpA	208,274	919,905
#*	Eurotech SpA	223,360	983,723
#*	Exprivia SpA	109,673	157,816
	Falck Renewables SpA	899,544	1,937,532
*	Fiera Milano SpA	87,551	442,421
#	Fila SpA	112,641	2,286,463
*	Fincantieri SpA	3,767,009	6,099,024
	FinecoBank Banca Fineco SpA	1,065,267	14,205,224
	FNM SpA	1,049,730	689,323
#*	GEDI Gruppo Editoriale SpA	927,122	416,148
#	Gefran SpA	37,987	367,275
#	Geox SpA	604,392	1,519,966
#	Gruppo MutuiOnline SpA	138,854	2,714,565
	Hera SpA	5,333,193	16,585,054
#*	IMMSI SpA	1,274,433	699,194
	Industria Macchine Automatiche SpA	103,893	8,690,188
	Infrastrutture Wireless Italiane SpA	748,359	5,539,011
#*	Intek Group SpA	1,988,417	806,084
	Interpump Group SpA	465,015	15,212,130
	Iren SpA	4,126,510	10,117,648
	Italgas SpA	3,273,648	17,758,712
	Italmobiliare SpA	44,674	1,076,804
#*	Juventus Football Club SpA	3,178,690	5,397,273
	La Doria SpA	69,736	915,370
	Leonardo SpA	822,320	9,883,638
	Maire Tecnimont SpA	956,916	4,293,140
	MARR SpA	211,461	6,191,189
	Massimo Zanetti Beverage Group SpA	65,668	535,493
#*	Mediaset SpA	4,201,139	13,102,575
	Moncler SpA	473,723	20,383,077
#*	Mondo TV SpA	89,356	391,985
	Nice SpA	161,881	546,935
*	Openjobmetis SpA agenzia per il lavoro	61,558	618,683
*	OVS SpA	977,759	2,800,240
#	Panariagroup Industrie Ceramiche SpA	73,107	234,592

	Parmalat SpA	718,001	$2,363,215
	Piaggio & C SpA	1,160,095	2,647,642
#	Prima Industrie SpA	32,468	1,099,963
	Prysmian SpA	1,356,858	31,503,315
	RAI Way SpA	447,271	2,273,094
	Reno de Medici SpA	1,258,378	1,396,895
	Reply SpA	119,619	8,221,058
#	Retelit SpA	812,002	1,412,361
#*	Rizzoli Corriere Della Sera Mediagroup SpA	747,835	863,940
	Sabaf SpA	46,764	857,854
	SAES Getters SpA	46,092	1,101,530
#*	Safilo Group SpA	233,748	572,599
*	Saipem SpA	4,179,187	25,677,271
#	Salini Impregilo SpA	1,282,257	3,153,889
#	Salvatore Ferragamo SpA	303,114	7,243,144
	Saras SpA	3,522,294	7,529,741
	Servizi Italia SpA	62,874	295,148
	Sesa SpA	44,428	1,410,564
	Societa Cattolica di Assicurazioni SC	1,153,282	9,899,867
	Societa Iniziative Autostradali e Servizi SpA	508,644	7,510,035
*	Sogefi SpA	323,297	730,505
#	SOL SpA	169,140	2,024,796
	Tamburi Investment Partners SpA	677,798	5,091,854
	Technogym SpA	653,410	7,998,606
	Tecnoinvestimenti SpA	67,966	509,391
#*	Tiscali SpA	9,160,788	172,220
#	Tod’s SpA	73,658	5,013,290
#*	TREVI - Finanziaria Industriale SpA	509,518	178,262
	TXT e-solutions SpA	25,533	281,478
#	Unieuro SpA	44,558	591,986
#	Unione di Banche Italiane SpA	7,724,232	30,911,699
	Unipol Gruppo SpA	2,932,632	13,034,209
#	UnipolSai Assicurazioni SpA	4,429,721	10,419,158
	Zignago Vetro SpA	164,838	1,637,774
TOTAL ITALY			650,508,785

NETHERLANDS — (6.8%)
	Aalberts Industries NV	704,568	30,006,211
#	Accell Group NV	154,132	2,996,135
	AFC Ajax NV	13,955	205,108
#*	Altice Europe NV, Class A	1,304,923	3,519,505
*	Altice Europe NV, Class B	60,346	161,769
#	AMG Advanced Metallurgical Group NV	204,817	9,511,723
#	ams AG	285,353	16,061,012
#	Amsterdam Commodities NV	111,240	2,501,889
	APERAM SA	390,560	17,865,926
#	Arcadis NV	495,339	8,287,709
	ASM International NV	346,018	17,925,837
	ASR Nederland NV	151,001	7,197,608
*	Basic-Fit NV	98,504	3,349,692
#	BE Semiconductor Industries NV	538,009	11,352,739
#	Beter Bed Holding NV	22,883	121,386
	BinckBank NV	388,322	2,387,404
#	Boskalis Westminster	654,419	20,606,680
	Brunel International NV	150,988	2,183,739
#*	BW LPG, Ltd.	667,605	2,923,802
	Concentric AB	370,121	5,946,196
	Corbion NV	402,323	13,087,668
	Fenix Outdoor International AG	16,773	1,911,058

*	FLEX LNG, Ltd.	554,390	$1,008,913
	Flow Traders	202,622	5,939,288
	ForFarmers NV	174,352	1,972,542
#*	Fugro NV	597,586	7,865,998
#*	Funcom NV	502,785	1,118,118
*	Gemalto NV	306,999	17,891,637
*	Gemalto NV	231,595	13,498,453
	GrandVision NV	277,505	6,837,502
*	Heijmans NV	161,687	2,332,252
	Hunter Douglas NV	23,885	1,790,383
	IMCD NV	287,668	22,388,591
#	Intertrust NV	389,044	7,199,005
	KAS Bank NV	99,500	858,567
	Kendrion NV	103,449	3,603,238
	Kindred Group P.L.C.	1,027,612	11,519,149
#	Koninklijke BAM Groep NV	1,828,327	7,022,239
	Koninklijke Vopak NV	453,570	22,345,698
	Liechtensteinische Landesbank AG	46,625	3,076,324
*	Lucas Bols NV	20,321	377,645
	Nederland Apparatenfabriek	33,455	1,957,160
#*	Newron Pharmaceuticals SpA	27,706	239,894
	Nordic Waterproofing Holding A.S.	33,142	306,747
*	OCI NV	521,247	16,664,158
	Ordina NV	673,792	1,343,284
	Oriflame Holding AG	237,287	6,064,466
#	PostNL NV	3,108,297	11,122,627
*	Radisson Hospitality AB	195,952	802,558
#*	REC Silicon ASA	6,681,258	518,283
	SBM Offshore NV	1,290,840	23,302,073
#	SIF Holding NV	35,317	657,473
	Signify NV	683,594	17,694,727
	Sligro Food Group NV	164,297	7,016,457
	Stolt-Nielsen, Ltd.	185,151	2,833,638
*	Takeaway.com NV	89,827	5,809,268
	TKH Group NV	259,479	14,617,850
*	TomTom NV	971,261	7,956,628
	Van Lanschot Kempen NV	70,838	1,870,056
	VP Bank AG	19,888	3,092,575
#	Wessanen	484,021	5,922,059
TOTAL NETHERLANDS			448,548,319

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,139,353	1,511,278
#	AF Gruppen ASA	40,749	653,502
#*	Akastor ASA	1,070,994	2,324,568
*	Aker Solutions ASA	1,083,854	7,709,320
	American Shipping Co. ASA	195,707	745,980
*	Archer, Ltd.	678,515	633,582
	Arendals Fossekompani AS	90	39,022
	Atea ASA	435,252	7,062,147
	Austevoll Seafood ASA	437,442	6,026,106
#*	Avance Gas Holding, Ltd.	358,569	896,181
#*	Axactor SE	747,376	2,288,214
#	B2Holding ASA	649,274	1,289,898
	Bakkafrost P/F	72,353	4,413,853
	Bonheur ASA	140,320	1,772,120
	Borregaard ASA	613,314	6,284,947
*	BW Offshore, Ltd.	837,993	6,646,158
	Data Respons ASA	14,736	46,547

	DNO ASA	4,075,028	$8,402,822
#*	DOF ASA	735,979	653,848
	Entra ASA	59,049	849,406
	Europris ASA	951,501	2,670,412
#*	Frontline, Ltd.	405,079	2,363,316
	Grieg Seafood ASA	303,781	4,015,227
#	Hexagon Composites ASA	507,665	1,559,825
#	Hoegh LNG Holdings, Ltd.	258,448	1,440,443
#*	IDEX ASA	506,708	466,458
	Itera ASA	10,713	15,008
*	Kongsberg Automotive ASA	2,171,519	2,422,780
	Kongsberg Gruppen ASA	46,352	893,423
*	Kvaerner ASA	1,605,790	2,964,825
#*	NEL ASA	5,447,317	2,589,099
*	Next Biometrics Group A.S.	31,000	219,528
#*	Nordic Nanovector ASA	197,914	1,262,306
#*	Nordic Semiconductor ASA	836,218	4,812,005
	Norway Royal Salmon ASA	74,885	1,808,139
#*	Norwegian Air Shuttle ASA	163,645	4,929,397
*	Norwegian Finans Holding ASA	257,324	3,144,978
	Norwegian Property ASA	805,865	1,062,954
#	Ocean Yield ASA	283,076	2,316,789
#*	Odfjell Drilling, Ltd.	470,765	2,080,734
	Odfjell SE, Class A	137,586	527,516
	Olav Thon Eiendomsselskap ASA	98,392	1,805,901
*	Otello Corp. ASA	221,462	482,284
#*	Panoro Energy ASA	272,583	766,487
*	Petroleum Geo-Services ASA	2,204,670	9,892,685
#*	PhotoCure ASA	106,211	736,581
*	Prosafe SE	287,789	1,059,191
#*	Protector Forsikring ASA	366,464	2,389,434
*	Q-Free ASA	179,836	176,541
#	Sbanken ASA	306,208	3,336,754
#	Scatec Solar ASA	549,216	4,062,946
	Selvaag Bolig ASA	256,708	1,221,857
*	Sevan Marine ASA	124,800	267,343
	Solon Eiendom ASA	41,279	144,115
#*	Solstad Farstad ASA	675,336	406,367
	SpareBank 1 SR-Bank ASA	48,387	588,504
	Spectrum ASA	183,048	1,382,964
	TGS NOPEC Geophysical Co. ASA	9,415	383,282
#*	Thin Film Electronics ASA	2,062,851	276,011
	Tomra Systems ASA	390,139	9,732,270
	Treasure ASA	306,583	484,318
#	Veidekke ASA	514,005	5,609,479
#*	Wallenius Wilhelmsen Logistics	101,766	436,327
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,505,550
#	XXL ASA	29,167	150,237
TOTAL NORWAY			151,112,089

PORTUGAL — (1.1%)
	Altri SGPS SA	598,379	5,746,654
*	Banco Comercial Portugues SA	64,683,272	19,150,639
#	CTT-Correios de Portugal SA	1,043,611	4,094,006
	Ibersol SGPS SA	36,721	400,845
*	Mota-Engil SGPS SA	850,092	2,076,223
	Navigator Co. SA (The)	1,996,077	9,779,909
	NOS SGPS SA	1,766,570	10,580,761
	Novabase SGPS SA	72,649	225,288

#	REN - Redes Energeticas Nacionais SGPS SA	2,926,893	$8,262,338
	Semapa-Sociedade de Investimento e Gestao	171,327	3,406,227
	Sonae Capital SGPS SA	789,547	677,113
	Sonae SGPS SA	6,124,902	6,352,813
*	Teixeira Duarte SA	797,539	192,149
TOTAL PORTUGAL			70,944,965

SPAIN — (6.0%)
#	Acciona SA	206,462	18,667,559
	Acerinox SA	1,262,541	18,011,125
#*	Adveo Group International SA	104,096	87,489
	Alantra Partners SA	47,930	851,885
	Almirall SA	472,247	9,475,740
#*	Amper SA	6,327,556	2,206,658
	Applus Services SA	868,703	12,336,376
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	3,781,357
	Azkoyen SA	67,253	601,610
*	Baron de Ley	13,441	1,779,330
#	Bolsas y Mercados Espanoles SHMSF SA	488,747	15,754,529
	Cellnex Telecom SA	1,007,207	26,416,218
	Cia de Distribucion Integral Logista Holdings SA	335,872	8,628,935
#	CIE Automotive SA	486,770	15,188,276
	Construcciones y Auxiliar de Ferrocarriles SA	111,453	4,630,328
#*	Deoleo SA	2,088,552	278,657
#	Distribuidora Internacional de Alimentacion SA	3,849,981	8,923,201
#*	Duro Felguera SA	16,320,605	190,419
#	Ebro Foods SA	512,079	11,176,599
#*	eDreams ODIGEO SA	411,386	1,785,810
	Elecnor SA	200,108	2,659,098
	Enagas SA	1,198,599	32,306,082
	Ence Energia y Celulosa SA	1,118,132	11,332,815
	Ercros SA	815,730	4,739,189
	Euskaltel SA	482,438	3,793,012
	Faes Farma SA	1,856,021	7,838,554
	Fluidra SA	327,158	4,875,143
*	Fomento de Construcciones y Contratas SA	290,309	4,344,338
*	Global Dominion Access SA	662,104	4,026,960
	Grupo Catalana Occidente SA	241,445	10,507,522
#*	Grupo Empresarial San Jose SA	132,268	816,368
#*	Grupo Ezentis SA	1,683,706	1,392,267
	Iberpapel Gestion SA	45,010	1,889,280
*	Indra Sistemas SA	873,688	10,008,029
#	Laboratorios Farmaceuticos Rovi SA	70,000	1,277,209
*	Liberbank SA	11,553,091	6,429,666
	Mediaset Espana Comunicacion SA	1,104,946	8,044,243
	Melia Hotels International SA	793,796	8,871,948
	Miquel y Costas & Miquel SA	90,253	3,335,688
#*	Natra SA	244,091	328,251
	NH Hotel Group SA	1,501,179	10,934,459
#	Obrascon Huarte Lain SA	926,681	1,844,226
	Papeles y Cartones de Europa SA	320,535	6,212,410
	Parques Reunidos Servicios Centrales SAU	41,654	558,144
#*	Pharma Mar SA	1,180,766	2,080,404
	Prim SA	39,523	574,471
#*	Promotora de Informaciones SA, Class A	1,879,113	4,231,763
	Prosegur Cia de Seguridad SA	1,713,380	10,635,692
*	Quabit Inmobiliaria SA	817,174	1,781,174
*	Realia Business SA	1,376,419	1,659,350
	Renta 4 Banco SA	442	3,890

	Sacyr S.A.	3,024,288	$8,829,650
*	Solaria Energia y Medio Ambiente SA	381,107	2,467,378
#*	Talgo SA	527,275	2,781,612
	Tecnicas Reunidas SA	234,914	7,214,218
	Telepizza Group SA	131,361	776,484
#*	Tubacex SA	801,831	2,955,904
#*	Tubos Reunidos SA	785,848	304,950
	Unicaja Banco S.A.	223,060	363,421
	Vidrala SA	102,004	9,559,008
	Viscofan SA	281,337	20,490,299
*	Vocento SA	352,577	494,235
#	Zardoya Otis SA	1,117,501	10,411,733
TOTAL SPAIN			396,752,638

SWEDEN — (6.6%)
	AAK AB	547,710	9,480,577
*	AcadeMedia AB	217,835	1,206,818
	Acando AB	901,661	3,773,547
	AddLife AB	74,356	1,674,758
	AddNode Group AB	51,594	672,749
	AddTech AB, Class B	317,367	6,761,418
	AF AB, Class B	476,390	11,002,737
	Ahlsell AB	839,394	4,697,746
#	Alimak Group AB	226,196	3,186,999
#*	Anoto Group AB	313,692	105,053
*	Arise AB	36,861	79,101
	Arjo AB, Class B	304,632	1,028,903
	Atrium Ljungberg AB, Class B	170,972	3,100,963
	Attendo AB	469,258	4,410,584
#	Avanza Bank Holding AB	134,456	6,113,772
*	BE Group AB	27,710	154,126
	Beijer Alma AB	265,773	4,451,300
*	Beijer Electronics Group AB	80,992	400,606
	Beijer Ref AB	246,015	5,166,985
	Bergman & Beving AB	182,579	1,976,695
#	Besqab AB	21,962	325,268
	Betsson AB	759,756	5,848,878
	Bilia AB, Class A	628,332	5,123,497
#	BillerudKorsnas AB	843,588	10,887,437
	BioGaia AB, Class B	110,737	5,563,062
	Biotage AB	308,634	4,135,340
	Bjorn Borg AB	99,769	248,966
	Bonava AB	12,198	174,115
	Bonava AB, Class B	417,515	5,990,965
	Bravida Holding AB	511,280	4,189,145
	Bufab AB	201,951	2,352,087
#	Bulten AB	113,966	1,374,759
	Bure Equity AB	362,928	4,646,402
#	Byggmax Group AB	363,928	1,484,864
	Capio AB	445,773	2,541,089
	Catena AB	118,108	2,643,586
#	Clas Ohlson AB, Class B	121,893	989,514
	Cloetta AB, Class B	1,520,378	4,693,340
#*	CLX Communications AB	40,200	485,980
*	Collector AB	138,475	961,281
	Com Hem Holding AB	807,301	13,337,514
*	Concordia Maritime AB, Class B	38,906	44,420
	Coor Service Management Holding AB	191,273	1,529,336
	Corem Property Group AB	163,626	215,583

*	D Carnegie & Co. AB	76,346	$1,462,796
	Dedicare AB, Class B	20,550	132,132
	Dios Fastigheter AB	792,725	5,071,520
	Dometic Group AB	486,185	4,253,396
#*	Doro AB	155,569	712,609
#	Duni AB	216,832	2,871,039
	Dustin Group AB	367,235	3,463,797
	Eastnine AB	109,780	1,138,475
	Elanders AB, Class B	53,806	550,941
#*	Eltel AB	192,132	453,639
#*	Enea AB	83,607	1,025,316
#	eWork Group AB	32,666	380,476
	Fabege AB	1,016,441	14,075,103
#	Fagerhult AB	207,289	1,887,607
#*	Fingerprint Cards AB, Class B	634,700	698,491
#	Getinge AB, Class B	131,675	1,512,195
	Granges AB	536,918	6,394,022
#	Gunnebo AB	158,478	472,696
	Haldex AB	223,807	2,193,154
	Heba Fastighets AB, Class B	50,131	654,004
	Hemfosa Fastigheter AB	1,066,726	14,725,277
	HIQ International AB	179,882	1,177,986
#	HMS Networks AB	83,869	1,498,108
#	Hoist Finance AB	358,468	3,018,235
	Holmen AB, Class B	309,544	8,047,395
	Humana AB	2,657	17,045
	Indutrade AB	358,621	9,696,930
	Inwido AB	330,500	2,487,309
	JM AB	390,512	7,656,957
	KappAhl AB	488,702	1,863,636
	Karo Pharma AB	1,055,923	3,753,410
#	Klovern AB, Class B	3,842,814	5,051,147
	KNOW IT AB	145,437	3,079,021
	Kungsleden AB	1,198,483	8,819,616
#	Lagercrantz Group AB, Class B	364,386	3,602,989
	Lifco AB, Class B	20,254	906,936
	Lindab International AB	517,119	3,866,659
	Loomis AB, Class B	429,826	13,830,305
#*	Medivir AB, Class B	169,635	923,789
#	Mekonomen AB	142,380	2,025,503
	Modern Times Group MTG AB, Class B	49,067	1,798,885
	Momentum Group AB, Class B	177,211	2,241,483
#	MQ Holding AB	25,122	43,791
#	Mycronic AB	466,944	4,889,610
	NCC AB, Class B	29,960	530,062
	Nederman Holding AB	26,418	384,882
#*	Net Insight AB, Class B	1,129,868	391,722
	NetEnt AB	939,633	3,799,142
	New Wave Group AB, Class B	380,749	2,821,893
	Nobia AB	745,253	5,270,498
	Nobina AB	611,787	4,370,749
	Nolato AB, Class B	181,018	11,156,874
	NP3 Fastigheter AB	137,785	985,375
#	OEM International AB, Class B	46,319	1,076,246
#	Opus Group AB	1,440,504	1,037,339
*	Orexo AB	29,087	207,550
	Pandox AB	142,822	2,558,458
	Peab AB	1,134,544	10,372,109
	Platzer Fastigheter Holding AB, Class B	162,445	1,133,476

#	Pricer AB, Class B	859,754	$1,176,097
	Proact IT Group AB	50,975	1,002,838
#*	Qliro Group AB	795,678	1,144,892
#	Ratos AB, Class B	648,130	2,362,395
#*	RaySearch Laboratories AB	129,144	1,775,823
*	Recipharm AB, Class B	278,055	4,441,820
	Resurs Holding AB	300,004	2,244,029
#	Rottneros AB	641,827	811,512
	Sagax AB, Class B	156,242	2,180,430
*	SAS AB	802,789	1,937,566
	Scandi Standard AB	314,656	2,025,012
	Scandic Hotels Group AB	390,549	4,380,892
	Sectra AB, Class B	85,010	2,277,111
	Semcon AB	107,246	648,150
*	Sensys Gatso Group AB	3,866,489	886,610
	SkiStar AB	148,438	3,699,150
	Sweco AB, Class B	315,292	8,306,804
#	Systemair AB	84,050	1,118,239
	Thule Group AB	585,150	14,135,642
	Troax Group AB	38,015	1,229,770
	VBG Group AB, Class B	26,108	444,635
	Vitrolife AB	362,330	5,311,958
	Wallenstam AB, Class B	969,780	9,181,119
	Wihlborgs Fastigheter AB	923,439	11,136,709
TOTAL SWEDEN			433,612,873

SWITZERLAND — (10.2%)
	Allreal Holding AG	90,060	14,451,677
*	Alpiq Holding AG	11,447	921,569
	ALSO Holding AG	33,735	4,218,276
	APG SGA SA	7,881	2,811,538
#*	Arbonia AG	301,895	4,094,528
#*	Aryzta AG	543,826	5,187,613
	Ascom Holding AG	216,166	4,394,324
#	Autoneum Holding AG	19,943	4,025,495
	Bachem Holding AG, Class B	21,674	2,763,052
#	Banque Cantonale de Geneve	8,972	1,778,694
	Banque Cantonale du Jura SA	4,071	226,791
	Banque Cantonale Vaudoise	11,753	8,707,892
	Belimo Holding AG	2,608	12,473,082
	Bell Food Group AG	10,801	3,427,074
	Bellevue Group AG	55,759	1,445,699
	Berner Kantonalbank AG	25,528	5,677,262
	BFW Liegenschaften AG	2,894	126,377
	BKW AG	111,912	7,101,166
	Bobst Group SA	55,474	4,329,931
	Bossard Holding AG, Class A	38,899	7,725,516
	Bucher Industries AG	46,421	14,946,916
#	Burckhardt Compression Holding AG	20,439	7,094,296
#	Burkhalter Holding AG	20,988	1,660,046
	Calida Holding AG	28,379	985,144
	Carlo Gavazzi Holding AG	2,222	657,427
	Cembra Money Bank AG	192,347	17,411,631
#	Cham Group AG	2,187	1,010,257
#	Cicor Technologies, Ltd.	14,473	729,033
	Cie Financiere Tradition SA	10,069	1,081,009
	Coltene Holding AG	24,027	2,743,166
	Conzzeta AG	8,685	9,444,977
	Daetwyler Holding AG	46,940	8,945,796

	DKSH Holding AG	186,506	$12,698,595
#	dormakaba Holding AG	19,949	15,044,761
*	Dottikon Es Holding AG	143	89,199
#	EFG International AG	543,866	4,146,527
	Emmi AG	13,885	10,366,011
	Energiedienst Holding AG	74,023	2,291,492
#*	Evolva Holding SA	3,298,014	962,974
	Feintool International Holding AG	13,329	1,518,335
	Flughafen Zurich AG	64,607	13,054,511
	Forbo Holding AG	7,027	11,269,649
	GAM Holding AG	1,257,924	8,944,647
	Georg Fischer AG	28,198	31,938,979
	Gurit Holding AG	2,412	2,024,091
	Helvetia Holding AG	49,892	30,391,995
	Hiag Immobilien Holding AG	13,057	1,665,160
#	HOCHDORF Holding AG	7,010	1,265,423
	Huber & Suhner AG	75,039	5,609,731
	Hypothekarbank Lenzburg AG	6	27,466
	Implenia AG	104,588	6,637,492
	Inficon Holding AG	10,449	5,338,185
	Interroll Holding AG	4,290	8,361,217
	Intershop Holding AG	9,429	4,755,366
	Investis Holding SA	1,343	82,812
	Jungfraubahn Holding AG	8,603	1,254,016
	Kardex AG	42,103	7,155,412
	Komax Holding AG	23,516	7,590,006
#	Kudelski SA	235,411	2,019,350
*	Lastminute.com NV	22,489	362,396
	LEM Holding SA	3,773	4,446,504
	Logitech International SA	409,386	18,360,651
	Luzerner Kantonalbank AG	18,214	9,238,881
*	MCH Group AG	6,075	167,689
#	Meier Tobler Group AG	22,913	441,618
	Metall Zug AG	953	3,126,284
#*	Meyer Burger Technology AG	1,377,244	964,388
	Mikron Holding AG	8,692	86,201
	Mobilezone Holding AG	226,244	2,672,635
	Mobimo Holding AG	40,262	9,535,433
	OC Oerlikon Corp. AG	1,336,754	18,370,548
#*	Orascom Development Holding AG	94,045	1,143,089
#	Orell Fuessli Holding AG	5,028	460,882
	Orior AG	35,374	3,314,562
#	Panalpina Welttransport Holding AG	66,047	9,601,934
	Phoenix Mecano AG	4,024	2,664,804
	Plazza AG, Class A	6,745	1,545,336
	PSP Swiss Property AG	281,978	27,336,164
	Rieter Holding AG	18,515	2,845,103
	Romande Energie Holding SA	2,625	3,295,717
#	Schaffner Holding AG	3,238	1,132,220
*	Schmolz + Bickenbach AG	3,258,202	2,560,786
	Schweiter Technologies AG	6,048	7,320,724
	SFS Group AG	99,883	11,581,522
	Siegfried Holding AG	26,765	12,446,390
	St Galler Kantonalbank AG	13,257	6,707,901
	Sulzer AG	104,984	12,586,270
	Sunrise Communications Group AG	245,569	22,253,114
	Swiss Prime Site AG	37,441	3,194,291
	Swissquote Group Holding SA	61,345	4,459,607
	Tamedia AG	15,444	1,878,648

	Tecan Group AG	47,828	$11,322,343
	Temenos AG	71,003	11,564,432
#	Thurgauer Kantonalbank	3,152	338,423
	Tornos Holding AG	17,058	168,038
#	u-blox Holding AG	45,338	6,493,199
	Valiant Holding AG	106,613	12,057,332
	Valora Holding AG	24,295	6,525,175
	VAT Group AG	174,607	19,583,661
	Vaudoise Assurances Holding SA	6,160	3,241,888
	Vetropack Holding AG	1,228	3,112,045
#*	Von Roll Holding AG	339,643	443,647
	Vontobel Holding AG	171,032	12,082,623
	VZ Holding AG	15,299	4,546,499
	Walliser Kantonalbank	18,866	2,046,588
	Warteck Invest AG	2	3,932
#	Ypsomed Holding AG	21,974	3,136,282
	Zehnder Group AG	68,022	2,966,495
#	Zug Estates Holding AG	1,110	1,923,659
	Zuger Kantonalbank AG	681	4,037,717
TOTAL SWITZERLAND			670,796,926

UNITED KINGDOM — (0.1%)
	Rhi Magnesita NV	69,169	4,296,536
TOTAL COMMON STOCKS			5,925,663,267

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Biotest AG	90,176	2,503,729
	Draegerwerk AG & Co. KGaA	49,270	3,125,110
	Fuchs Petrolub SE	38,309	2,137,754
	Jungheinrich AG	290,840	11,068,779
#	Sartorius AG	86,402	14,005,017
	Sixt SE	100,886	8,028,906
	STO SE & Co. KGaA	11,592	1,239,014
	Villeroy & Boch AG	50,436	932,939
TOTAL GERMANY			43,041,248

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

FRANCE — (0.0%)
*	GL Events	50,806	23,601

ISRAEL — (0.0%)
*	Space Communication, Ltd.	0	0
*	Space Communication, Ltd.	1	0
*	Space Communication, Ltd. Warrants 10/23/18	0	0
TOTAL ISRAEL			0

SWEDEN — (0.0%)
#*	Anoto Group AB	313,692	1,059

* MEKONOMEN AB RIGHT	569,520	$433,898
TOTAL SWEDEN		434,957
TOTAL RIGHTS/WARRANTS		458,558
TOTAL INVESTMENT SECURITIES		5,969,163,073

		Value †
SECURITIES LENDING COLLATERAL — (9.1%)
@§ DFA Short Term Investment Fund	51,734,687	598,622,067
TOTAL INVESTMENTS — (100.0%)
(Cost $5,338,691,641) ^^		$6,567,785,140

Summary of the Series’ investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$191,024,507	—	$191,024,507
Belgium	$10,533,099	232,668,228	—	243,201,327
China	—	77,676,995	—	77,676,995
Denmark	—	351,120,188	—	351,120,188
Finland	—	408,640,804	—	408,640,804
France	—	706,882,964	—	706,882,964
Germany	—	886,912,859	—	886,912,859
Hong Kong	—	2,321,620	—	2,321,620
Ireland	—	70,638,953	—	70,638,953
Israel	897,242	159,772,677	—	160,669,919
Italy	—	650,508,785	—	650,508,785
Netherlands	13,498,453	435,049,866	—	448,548,319
Norway	—	151,112,089	—	151,112,089
Portugal	—	70,944,965	—	70,944,965
Spain	—	396,752,638	—	396,752,638
Sweden	—	433,612,873	—	433,612,873
Switzerland	—	670,796,926	—	670,796,926
United Kingdom	—	4,296,536	—	4,296,536
Preferred Stocks
Germany	—	43,041,248	—	43,041,248
Rights/Warrants
France	—	23,601	—	23,601
Sweden	—	434,957	—	434,957
Securities Lending Collateral	—	598,622,067	—	598,622,067
TOTAL	$24,928,794	$6,542,856,346	—	$6,567,785,140

     THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2018
(Unaudited)

		Shares	Value »
COMMON STOCKS — (84.4%)
COMMUNICATION SERVICES — (1.7%)
*	Aimia, Inc.	963,817	$3,380,243
#	Cineplex, Inc.	367,886	9,968,653
	Cogeco Communications, Inc.	97,672	4,892,485
	Cogeco, Inc.	39,668	1,789,229
#	Corus Entertainment, Inc., Class B	729,712	2,367,122
#	DHX Media, Ltd.	854,435	1,230,402
*	Glacier Media, Inc.	171,625	96,997
#	Mediagrif Interactive Technologies, Inc.	30,070	253,290
*	TeraGo, Inc.	6,100	37,545
#	Torstar Corp., Class B	393,289	411,056
*	TVA Group, Inc., Class B	200	342
#*	Yellow Pages, Ltd.	210,220	1,415,952
TOTAL COMMUNICATION SERVICES			25,843,316

CONSUMER DISCRETIONARY — (5.8%)
*	Aritzia, Inc.	317,770	4,209,379
#	AutoCanada, Inc.	178,738	1,886,114
	BMTC Group, Inc.	20,581	262,431
	Dorel Industries, Inc., Class B	198,380	3,515,595
#	Enercare, Inc.	658,759	14,759,792
	Gamehost, Inc.	68,173	612,245
*	Great Canadian Gaming Corp.	385,919	13,833,507
#	Hudson’s Bay Co	662,726	4,976,923
*	Indigo Books & Music, Inc.	12,232	132,581
*	Intertain Group, Ltd. (The)	70,628	694,442
	Leon’s Furniture, Ltd.	150,975	2,058,352
	Linamar Corp.	250,574	11,544,659
	Martinrea International, Inc.	565,348	5,773,189
	MTY Food Group, Inc.	129,904	6,461,786
	Pizza Pizza Royalty Corp.	174,412	1,290,890
*	Points International, Ltd.	43,259	607,866
	Pollard Banknote, Ltd.	15,800	304,098
	Recipe Unlimited Corp.	102,477	2,307,944
	Reitmans Canada, Ltd., Class A	263,612	863,298
	Sleep Country Canada Holdings, Inc.	230,448	5,145,450
#	Uni-Select, Inc.	258,031	4,392,910
	Zenith Capital Corp.	111,820	7,012
TOTAL CONSUMER DISCRETIONARY			85,640,463

CONSUMER STAPLES — (4.2%)
#	AGT Food & Ingredients, Inc.	151,923	2,073,629
	Alcanna, Inc.	226,411	1,884,348
#	Andrew Peller, Ltd., Class A	137,100	1,743,935
#	Clearwater Seafoods, Inc.	116,595	523,556
	Corby Spirit and Wine, Ltd.	77,367	1,207,540
	Cott Corp.	96,682	1,561,414
	Cott Corp.	886,570	14,311,140
#	High Liner Foods, Inc.	135,291	843,179
	Jamieson Wellness, Inc.	39,015	805,280
	KP Tissue, Inc.	23,800	179,654
	Lassonde Industries, Inc., Class A	11,800	2,160,844
	Maple Leaf Foods, Inc.	394,216	9,479,618
*	Neptune Wellness Solutions, Inc.	20,274	78,324

	North West Co., Inc. (The)	377,836	$8,225,718
	Premium Brands Holdings Corp.	162,276	11,838,553
#	Rogers Sugar, Inc.	593,536	2,545,728
#*	SunOpta, Inc.	365,050	2,676,440
	Ten Peaks Coffee Co., Inc.	1,800	8,403
TOTAL CONSUMER STAPLES			62,147,303

ENERGY — (19.3%)
#*	Advantage Oil & Gas, Ltd.	1,300,342	3,624,226
#*	Africa Oil Corp.	1,350,699	1,526,745
	AKITA Drilling, Ltd., Class A	71,362	325,968
#*	Athabasca Oil Corp.	3,197,876	3,936,533
*	Baytex Energy Corp.	3,627,429	10,531,380
#*	Bellatrix Exploration, Ltd.	366,318	382,867
#	Birchcliff Energy, Ltd.	1,604,913	6,461,152
*	BlackPearl Resources, Inc.	1,652,801	1,509,933
#	Bonavista Energy Corp.	1,611,100	1,858,506
#	Bonterra Energy Corp.	176,318	2,620,916
#*	Calfrac Well Services, Ltd.	874,615	2,931,973
#*	Canacol Energy, Ltd.	921,341	2,874,623
#	Cardinal Energy, Ltd.	763,603	3,151,010
#	CES Energy Solutions Corp.	1,447,297	4,773,340
	Computer Modelling Group, Ltd.	483,483	3,162,955
#	Crescent Point Energy Corp.	115,600	735,673
#*	Crew Energy, Inc.	1,228,076	1,787,468
#*	Delphi Energy Corp.	1,106,839	659,827
#*	Denison Mines Corp.	3,418,235	2,249,448
	Enerflex, Ltd.	574,158	7,347,836
#*	Energy Fuels, Inc.	434,690	1,420,192
	Enerplus Corp.	1,536,499	18,973,529
#	Ensign Energy Services, Inc.	933,075	4,500,490
*	Epsilon Energy, Ltd.	312,073	604,020
#*	Essential Energy Services Trust	1,034,741	416,572
#*	Fission Uranium Corp.	2,083,500	1,096,876
	Freehold Royalties, Ltd.	556,572	4,800,226
*	Frontera Energy Corp.	197,080	2,786,111
*	GASFRAC Energy Services, Inc.	91,560	1
*	Gear Energy, Ltd.	852,500	772,210
	Gibson Energy, Inc.	526,901	8,329,902
*	Gran Tierra Energy, Inc.	2,881,425	10,975,582
#	Granite Oil Corp.	226,808	323,096
#	High Arctic Energy Services, Inc.	93,400	300,089
*	Kelt Exploration, Ltd.	1,174,340	7,646,189
*	Manitok Energy, Inc.	2,187	0
*	MEG Energy Corp.	1,549,736	9,634,483
#	Mullen Group, Ltd.	670,527	7,968,559
	North American Construction Group, Ltd.	164,634	1,605,999
*	NuVista Energy, Ltd.	1,310,626	7,610,185
#*	Obsidian Energy, Ltd.	3,864,779	3,620,472
#*	Painted Pony Energy, Ltd.	782,649	1,987,449
#*	Paramount Resources, Ltd., Class A	499,113	5,846,462
*	Parex Resources, Inc.	966,366	16,422,199
#	Parkland Fuel Corp.	549,825	18,478,615
	Pason Systems, Inc.	435,579	6,606,273
#*	Pengrowth Energy Corp.	3,272,369	2,837,498
#	Peyto Exploration & Development Corp.	808,766	6,969,044
*	PHX Energy Services Corp.	285,274	697,918
#*	Pine Cliff Energy, Ltd.	496,700	119,210
#*	Precision Drilling Corp.	2,116,935	7,309,666

#	Pulse Seismic, Inc.	308,039	$550,900
#*	Questerre Energy Corp., Class A	797,460	302,524
#	Secure Energy Services, Inc.	1,100,716	7,209,428
	ShawCor, Ltd.	378,275	7,230,759
*	Source Energy Services, Ltd.	27,900	90,937
#*	STEP Energy Services, Ltd.	62,896	281,940
*	Storm Resources, Ltd.	2,300	4,879
*	Strad Energy Services, Ltd.	19,447	24,842
#	Surge Energy, Inc.	1,946,656	3,993,836
*	Tamarack Valley Energy, Ltd.	1,284,464	5,002,016
#*	Tervita Corp.	84,998	586,327
#	Tidewater Midstream and Infrastructure, Ltd.	426,100	455,246
	TORC Oil & Gas, Ltd.	1,072,590	5,488,964
	Total Energy Services, Inc.	276,579	2,325,437
#	TransGlobe Energy Corp.	516,845	1,724,617
#*	Trican Well Service, Ltd.	2,020,540	3,613,555
#*	Trinidad Drilling, Ltd.	1,734,484	2,484,270
#*	Western Energy Services Corp.	573,097	363,829
	Whitecap Resources, Inc.	2,677,440	16,251,407
*	Yangarra Resources, Ltd.	514,771	1,920,951
	ZCL Composites, Inc.	176,127	994,051
TOTAL ENERGY			284,012,211

FINANCIALS — (7.5%)
	AGF Management, Ltd., Class B	487,635	2,306,701
#	Alaris Royalty Corp.	295,445	4,641,024
#	Callidus Capital Corp.	5,920	9,304
	Canaccord Genuity Group, Inc.	842,465	4,500,452
#	Canadian Western Bank	618,680	16,333,363
#	Chesswood Group, Ltd.	79,442	726,366
	Clairvest Group, Inc.	1,900	71,085
#*	Echelon Financial Holdings, Inc.	14,650	142,967
#	ECN Capital Corp.	2,243,908	6,549,400
	E-L Financial Corp., Ltd.	6,078	3,859,188
#	Element Fleet Management Corp.	1,462,988	7,532,126
#	Equitable Group, Inc.	77,602	4,137,692
	Fiera Capital Corp.	267,337	2,583,026
#	Firm Capital Mortgage Investment Corp.	169,818	1,734,138
#	First National Financial Corp.	100,937	2,274,042
#	Genworth MI Canada, Inc.	313,480	10,336,479
#	Gluskin Sheff & Associates, Inc.	215,296	2,486,909
	GMP Capital, Inc.	379,187	669,335
	goeasy, Ltd.	65,139	2,576,512
*	GoldMoney, Inc.	15,700	29,780
	Guardian Capital Group, Ltd., Class A	75,414	1,480,080
#*	Home Capital Group, Inc.	498,946	5,794,286
*	Kingsway Financial Services, Inc.	13,070	36,884
#	Laurentian Bank of Canada	297,458	9,810,483
#	Sprott, Inc.	1,478,288	3,444,931
#*	Street Capital Group, Inc.	120,227	83,772
	Timbercreek Financial Corp.	424,516	3,072,988
	TMX Group, Ltd.	180,578	12,119,620
*	Trisura Group, Ltd.	23,711	505,372
TOTAL FINANCIALS			109,848,305

HEALTHCARE — (1.2%)
*	CRH Medical Corp.	503,991	2,005,590
#	Extendicare, Inc.	673,630	4,010,540

*	Knight Therapeutics, Inc.	764,725	$4,866,674
#	Medical Facilities Corp.	191,624	2,128,908
#	Sienna Senior Living, Inc.	312,115	4,136,886
#*	Theratechnologies, Inc.	81,201	545,678
TOTAL HEALTHCARE			17,694,276

INDUSTRIALS — (10.7%)
	Aecon Group, Inc.	432,401	5,433,258
#	AG Growth International, Inc.	103,058	5,021,848
*	Alexco Resource Corp.	4,700	4,840
	Algoma Central Corp.	41,690	419,595
*	ATS Automation Tooling Systems, Inc.	526,630	9,793,406
#	Badger Daylighting, Ltd.	238,081	5,455,965
#	Bird Construction, Inc.	308,144	1,882,287
*	Black Diamond Group, Ltd.	340,892	881,492
	Calian Group, Ltd.	31,555	732,900
	CanWel Building Materials Group, Ltd.	508,922	2,206,452
	Cargojet, Inc.	16,249	1,050,181
	Cervus Equipment Corp.	45,297	478,343
#*	DIRTT Environmental Solutions	222,568	1,125,203
#	Exchange Income Corp.	89,484	2,291,051
#	Exco Technologies, Ltd.	179,248	1,311,418
*	GDI Integrated Facility Services, Inc.	700	10,053
*	Heroux-Devtek, Inc.	197,054	2,361,627
	Horizon North Logistics, Inc.	936,544	2,138,973
*	IBI Group, Inc.	103,000	361,236
#	K-Bro Linen, Inc.	63,653	1,889,410
	Magellan Aerospace Corp.	92,976	1,306,480
#	Maxar Technologies, Ltd.	311,689	10,265,358
#	Morneau Shepell, Inc.	329,911	6,914,172
#	NFI Group, Inc.	334,520	13,019,255
#	Richelieu Hardware, Ltd.	310,955	7,198,200
	Rocky Mountain Dealerships, Inc.	112,555	893,190
	Russel Metals, Inc.	412,096	8,550,438
	Savaria Corp.	143,200	2,216,210
	Stantec, Inc.	522,284	12,991,898
	Stuart Olson, Inc.	156,459	690,447
	TFI International, Inc.	527,889	19,159,553
	Toromont Industries, Ltd.	213,413	11,032,080
#	Transcontinental, Inc., Class A	482,576	8,555,716
	Wajax Corp.	140,466	2,840,531
	Westshore Terminals Investment Corp.	319,049	6,629,718
TOTAL INDUSTRIALS			157,112,784

INFORMATION TECHNOLOGY — (4.0%)
#	Absolute Software Corp.	238,088	1,380,621
#*	BSM Technologies, Inc.	21,200	17,562
*	Celestica, Inc.	36,408	394,299
*	Celestica, Inc.	768,923	8,328,288
*	Descartes Systems Group, Inc. (The)	434,588	14,740,294
	Enghouse Systems, Ltd.	119,957	7,621,934
	Evertz Technologies, Ltd.	179,753	2,287,879
#*	EXFO, Inc.	60,487	228,059
*	Kinaxis, Inc.	149,974	11,277,803
*	Mitel Networks Corp.	449,025	4,943,392
#*	Photon Control, Inc.	197,800	275,647
	Pivot Technology Solutions, Inc.	53,300	61,485
	Quarterhill, Inc.	791,676	1,109,382

#*	Sierra Wireless, Inc.	262,244	$5,284,877
*	Solium Capital, Inc.	50,566	442,768
	Vecima Networks, Inc.	6,059	43,438
TOTAL INFORMATION TECHNOLOGY			58,437,728

MATERIALS — (21.4%)
*	5N Plus, Inc.	548,829	1,402,188
#	Acadian Timber Corp.	60,338	851,127
#	AirBoss of America Corp.	100,662	904,801
*	Alacer Gold Corp.	2,049,779	3,173,892
	Alamos Gold, Inc., Class A	2,543,435	11,676,976
#*	Alio Gold, Inc.	204,318	162,930
#	Altius Minerals Corp.	269,586	2,633,976
#*	Americas Silver Corp.	170,412	402,398
*	Amerigo Resources, Ltd.	473,700	282,390
*	Argonaut Gold, Inc.	1,240,797	1,373,700
#*	Asanko Gold, Inc.	916,693	723,901
*	B2Gold Corp.	5,977,690	13,606,169
	Caledonia Mining Corp. P.L.C.	540	3,671
*	Canfor Corp.	440,670	8,215,332
	Canfor Pulp Products, Inc.	217,215	4,113,404
#*	Capstone Mining Corp.	3,069,355	1,877,281
	Cascades, Inc.	494,777	4,830,363
*	Centerra Gold, Inc.	1,552,135	6,188,593
#*	China Gold International Resources Corp., Ltd.	1,668,100	2,402,095
*	Conifex Timber, Inc.	37,840	120,992
#*	Continental Gold, Inc.	982,848	2,001,231
#*	Copper Mountain Mining Corp.	972,155	888,122
*	Detour Gold Corp.	1,101,153	8,900,273
*	Dundee Precious Metals, Inc.	1,421,222	3,344,958
#*	eCobalt Solutions, Inc.	100,900	64,837
#*	Eldorado Gold Corp.	4,388,828	3,839,566
#*	Endeavour Mining Corp.	382,529	5,970,485
#*	Endeavour Silver Corp.	696,228	1,600,896
#*	First Majestic Silver Corp.	1,100,331	6,244,283
#*	First Mining Gold Corp.	815,900	211,610
*	Fortress Global Enterprises, Inc.	6,406	13,044
*	Fortuna Silver Mines, Inc.	1,210,391	5,285,182
*	Golden Star Resources, Ltd.	2,409,227	1,771,970
#*	Great Panther Silver, Ltd.	834,051	716,755
*	Guyana Goldfields, Inc.	1,150,118	2,537,712
	Hudbay Minerals, Inc.	1,705,186	8,633,854
*	IAMGOLD Corp.	3,203,040	11,779,073
#*	Imperial Metals Corp.	346,592	528,615
*	Interfor Corp.	472,408	6,992,948
*	International Tower Hill Mines, Ltd.	13,001	6,039
#	Intertape Polymer Group, Inc.	360,977	5,357,434
#*	Ivanhoe Mines, Ltd., Class A	2,556,775	5,443,527
	Kirkland Lake Gold, Ltd.	770,944	14,611,318
#	Labrador Iron Ore Royalty Corp.	423,456	9,218,893
#*	Largo Resources, Ltd.	522,593	1,468,674
#*	Leagold Mining Corp.	282,642	409,198
	Lucara Diamond Corp.	1,792,358	2,997,324
#*	Lundin Gold, Inc.	148,809	556,457
#*	Lydian International, Ltd.	83,014	13,497
*	Major Drilling Group International, Inc.	615,212	2,310,052
#*	Mandalay Resources Corp.	1,371,135	153,923
#*	Marathon Gold Corp.	172,000	111,857
*	Midas Gold Corp.	49,164	34,637

	Mountain Province Diamonds, Inc.	140,800	$296,501
*	Nautilus Minerals, Inc.	54,781	3,605
#	Nevsun Resources, Ltd.	2,058,709	9,132,817
#*	New Gold, Inc.	3,824,551	3,020,200
*	Nighthawk Gold Corp.	17,500	5,419
#	Norbord, Inc.	190,964	6,327,768
#*	Northern Dynasty Minerals, Ltd.	106,100	59,143
#	OceanaGold Corp.	3,823,262	11,543,934
*	Orbite Technologies, Inc.	73,500	1,617
#	Osisko Gold Royalties, Ltd.	776,152	5,888,812
#*	Osisko Mining, Inc.	381,277	693,687
	Pan American Silver Corp.	1,044,715	15,399,972
#*	PolyMet Mining Corp.	642,081	661,145
*	Premier Gold Mines, Ltd.	1,131,049	1,532,409
*	Pretium Resources, Inc.	293,903	2,236,602
#*	Pretium Resources, Inc.	554,585	4,216,332
#*	Rb Energy, Inc.	396,013	158
#*	Roxgold, Inc.	1,092,860	693,799
#*	Sabina Gold & Silver Corp.	1,739,121	1,615,720
#*	Sandstorm Gold, Ltd.	1,323,001	4,926,749
#*	Seabridge Gold, Inc.	109,635	1,418,342
*	SEMAFO, Inc.	2,068,458	4,868,279
*	Sherritt International Corp.	1,404,461	858,998
#*	Sprott Resource Holdings, Inc.	29,895	34,717
*	SSR Mining, Inc.	765,105	6,652,057
#	Stella-Jones, Inc.	281,806	9,433,896
#*	Stornoway Diamond Corp.	1,818,797	549,166
	Supremex, Inc.	11,691	31,498
#*	Tahoe Resources, Inc.	1,876,416	5,186,239
#*	Tanzanian Royalty Exploration Corp.	207,891	74,037
*	Taseko Mines, Ltd.	1,417,826	1,119,640
*	Teranga Gold Corp.	636,014	1,762,807
#*	TMAC Resources, Inc.	88,413	321,029
*	Torex Gold Resources, Inc.	450,794	3,828,599
#*	Trevali Mining Corp.	4,113,289	2,324,702
*	Wesdome Gold Mines, Ltd.	798,483	2,188,387
	Western Forest Products, Inc.	2,691,803	4,397,247
	Winpak, Ltd.	163,335	6,024,294
	Yamana Gold, Inc.	6,738,268	16,798,067
TOTAL MATERIALS			315,092,813

REAL ESTATE — (3.7%)
	Altus Group, Ltd.	263,514	6,244,852
#	Brookfield Real Estate Services, Inc.	43,369	562,405
	Colliers International Group, Inc.	211,457	16,379,261
*	DREAM Unlimited Corp., Class A	378,171	2,365,673
	FirstService Corp.	1,234	104,471
	FirstService Corp.	189,186	15,984,104
	Genesis Land Development Corp.	76,842	200,486
	Information Services Corp.	11,174	147,066
	Invesque, Inc.	158,266	1,259,797
#*	Mainstreet Equity Corp.	29,849	1,109,242
	Melcor Developments, Ltd.	52,840	586,225
	Morguard Corp.	19,668	2,754,419
#	Tricon Capital Group, Inc.	823,215	6,934,215
TOTAL REAL ESTATE			54,632,216

UTILITIES — (4.9%)
	Atco, Ltd., Class I	17,500	$511,458
	Boralex, Inc., Class A	371,884	5,191,088
#	Capital Power Corp.	655,620	14,471,201
#	Innergex Renewable Energy, Inc.	646,989	6,501,696
#	Just Energy Group, Inc.	720,976	2,238,311
#*	Maxim Power Corp.	92,234	169,951
#	Northland Power, Inc.	640,598	10,762,185
	Polaris Infrastructure, Inc.	88,400	795,952
#	Superior Plus Corp.	1,052,474	10,332,033
	TransAlta Corp.	1,841,036	10,362,197
#	TransAlta Renewables, Inc.	795,759	7,084,913
#	Valener, Inc.	288,039	4,257,086
TOTAL UTILITIES			72,678,071
TOTAL COMMON STOCKS			1,243,139,486
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*	Tervita Corp. Warrants 07/19/20	15,464	2,993
TOTAL INVESTMENT SECURITIES			1,243,142,479

			Value †
SECURITIES LENDING COLLATERAL — (15.6%)
@§	DFA Short Term Investment Fund	19,820,792	229,346,378
TOTAL INVESTMENTS — (100.0%) (Cost $1,619,354,114) ^^			$1,472,488,857

Summary of the Series’ investments as of September 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,843,316	—	—	$25,843,316
Consumer Discretionary	85,633,451	$7,012	—	85,640,463
Consumer Staples	62,147,303	—	—	62,147,303
Energy	284,012,210	1	—	284,012,211
Financials	109,848,305	—	—	109,848,305
Healthcare	17,694,276	—	—	17,694,276
Industrials	157,112,784	—	—	157,112,784
Information Technology	58,437,728	—	—	58,437,728
Materials	315,091,038	1,775	—	315,092,813
Real Estate	54,632,216	—	—	54,632,216
Utilities	72,678,071	—	—	72,678,071
Rights/Warrants
Energy	—	2,993	—	2,993
Securities Lending Collateral	—	229,346,378	—	229,346,378
TOTAL	$1,243,130,698	$229,358,159	—	$1,472,488,857

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At September 30, 2018, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios' has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk)

The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

Federal Tax Cost

At September 30, 2018, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,734,058,296
The United Kingdom Small Company Series	2,198,821,660
The Asia Pacific Small Company Series	1,923,610,512
The Continental Small Company Series	5,338,691,641
The Canadian Small Company Series	1,619,354,114

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date:  November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 21, 2018